File No. 333-40410
811-09295

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	37	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	685	/X/

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN
(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Address of Depositor's Principal Executive Offices/Zip Code)

(860) 791-0750
(Depositor's Telephone Number, Including Area Code)

CHRISTOPHER M. GRINNELL
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b)
/X /	on May 1, 2023 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on ________ pursuant to paragraph (a)(1) of Rule 485 under the Securities Act
/ /	this post-effective amendment designates a new effective date for a previously-filed post-effective amendment

PART A

LEADERS OUTLOOK SERIES I/IR*
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN (EST. 4/1/99)

PO BOX 14293
LEXINGTON, KY 40512-4293
1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
www.talcottresolution.com

*This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: Series I/IR of Leaders Outlook, Leaders Elite Outlook, and Leaders Solution Outlook.
The variable annuity products described in this prospectus are individual or group deferred flexible premium variable annuities. The Contract is no longer for sale to new investors. However, we continue to administer the in force annuity contracts.
This prospectus describes the Contract between each Owner and joint Owner (“you”) and Talcott Resolution. Availability of portfolio companies may vary by employer. Participants should reference their plan documents for a list of available portfolio companies. If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services, that fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee by taking withdrawals from your Contract Value, the deduction for that fee is subject to surrender charges and will count toward your Annual Withdrawal Amount. Withdrawals to pay advisory fees will also reduce death benefits and other guaranteed benefits under the Contract and may be subject to federal and state income taxes and a 10% federal penalty tax.
Please read this prospectus carefully and keep it for your records for future reference. This prospectus is filed with the Securities and Exchange Commission ("SEC" or "Commission"). The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus and the SAI can also be obtained from us by calling 1-800-862-6668 or the SEC’s website (www.sec.gov).
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Date of Prospectus: May 1, 2023

1. Glossary
Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Our overnight mailing address is Talcott Resolution - Annuity Service Operations, 6716 Grade Lane, Building 9, Louisville, KY 40213. Our standard mailing address is Talcott Resolution - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-4293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.
Annual Withdrawal Amount (AWA): This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.
Benefit Amount: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.
Benefit Payment: The maximum guaranteed payment that can be made each Contract Year under the Principal First rider. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.
Contingent Deferred Sales Charge (CDSC): The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender. The CDSC is also referred to as the "surrender charge" in this prospectus.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Deferred Annuity Commencement Date: The Annuitant’s 100th birthday.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract
Financial Intermediary: The broker dealer through whom you purchased your contract or the investment professional who is listed in our administrative systems as the agent of record on your Contract and services your Contract.
Fixed Accumulation Feature (FAF) - Part of our General Account where you are able to allocate a portion of your Contract Value. In your Contract, the FAF may be called the “Fixed Account.” In the future, we may impose limitations on your ability to transfer funds or allocate future Premium Payments to the FAF.
Fund: A registered investment company or a series thereof in which assets of a Sub-Account may be invested.
General Account: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Talcott Resolution.
In Good Order: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Administrative Office or via telephone or through an internet transaction. Generally, our request for documentation will be considered in good order when we receive all of the requisite information on the form required by us.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
1933 Act: The Securities Act of 1933, as amended.
1934 Act: The Securities Exchange Act of 1934, as amended.
1940 Act: The Investment Company Act of 1940, as amended.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, we may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Principal First: An option that was available at an additional charge where, if elected upon purchase, you could take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. The maximum withdrawal amount you may take under the Principal First rider in any Contract Year is 7% of the guaranteed amount. This rider/option can no longer be elected or added after you purchase your Contract.
Qualified Contract: A contract issued to qualify under Sections 401, 403 or 408 of the Internal Revenue Code.
Required Minimum Distribution (RMD): A federal requirement that individuals of a specified age and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the specified age or upon retirement, whichever comes later. The required beginning date is now based on “applicable age” as defined in the Code. If you attain age 72 after 2022 and age 72 before 2033, your applicable age is 73. If you attain age 74 after 2032, your applicable age is 75. If you were born in 1959, you should consult your tax advisor regarding your “applicable age” because it is unclear under SECURE 2.0, as enacted, whether your “applicable age” is age 73 or age 75.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code.
Sub-Account: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your “Sub-Accounts”.

Sub-Account Value: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.
Surrender: A complete or partial withdrawal from your Contract
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.
Valuation Period: The time span between the close of trading at the New York Stock Exchange from one Valuation Day to the next.
We, us, our, the Company or Talcott Resolution: Talcott Resolution Life and Annuity Insurance Company.
2. Key Information Table
Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges. Surrender charges may apply to both partial and full Surrenders.
•If you withdraw money from your contract within 4 years following your last premium payment, you may be assessed a surrender charge of up to 6% (as a percentage if premium payments withdrawn), declining to 0% over that time period.
For example, if you were to withdraw $100,000 during a surrender charge period, you could be assessed a charge of up to $6,000.
4. Fee Table 7. The Contract - c. Charges and Fees - Sales Charges
Transaction Charges	Other than surrender charges (if any), there are no charges for other contract transactions (e.g., transferring money between investment options).			4. Fee Table
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses do not reflect any advisory fees paid to financial intermediaries from Contract Value or other assets of the Contract Owner, and that if such charges were reflected, the fees and expenses would be higher.
4. Fee Table 7. The Contract - c. Charges and Fees Appendix A - Funds Available Under the Contract

	Annual Fee	Minimum	Maximum
	Base Contract	1.71%¹	1.71%¹
	Investment Options (fund fees and expenses)	0.28%²	1.26%²
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[1]	0.75%[1]
1 As a percentage of average daily Sub-Account Values. [2] As a percentage of fund net assets.
Because your contract is customizable, the choices you make effect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $2,325	Highest Annual Cost: $4,478
	Assumes:	Assumes:
	•Investment of $100,000	•Investment of $100,000
	•5% annual appreciation	•5% annual appreciation
	•Least expensive fund fees and expenses	•Most expensive combination of optional benefits and fund fees and expenses

	•No sales charges or advisory fees	•No sales charges or advisory fees
	•No additional premium payments, transfers or withdrawals	•No additional premium payments, transfers or withdrawals
•No optional benefits

	RISKS		Location in Prospectus
Risk of Loss	You can lose money by investing in this contract, including loss of principal.		5. Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your contract or the amount of money that you actually receive.
•The benefits of tax deferral, long-term income, and living benefit guarantees are generally more beneficial to investors with a long-time horizon.
•A 10% penalty tax may be applied to withdrawals before age 59½.

Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).
•Each investment option (including the FAF, if available) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks	An investment in the contract is subject to the risks related to us. Any obligations (including under the FAF), guarantees or benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Talcott Resolution, including our financial strength ratings, is available upon request by visiting the "About Us" tab at www.talcottresolution.com or by calling 1-800-862-6668.
	RESTRICTIONS		Location in Prospectus
Investments
•Certain investment options may not be available under your contract.
•You are allowed to make 1 transfer between the fund options per day. You are allowed to make 20 transfers between the fund options per year before we require you to submit additional transfer requests by mail. Your transfer between the fund options are subject to policies designed to deter excessively frequent transfers and market timing. These transfer restrictions do not apply to transfers under the contract's automatic transfer programs.
•There are restrictions on the maximum amount that may be transferred annually from the FAF to the fund options. If the FAF is available for investment, you must wait 6 months after your most recent transfer from the FAF before making a subsequent transfer into the FAF. These transfer restrictions may apply to the contract's automatic income programs.
•We reserve the right to remove or substitute funds as investment options.
6. General Information 7. The Contract - a. Purchases and Contract Value Appendix A - Funds Available under the Contract Appendix A.1 - Funds Available by Contract

Optional Benefits
~~•~~Optional benefits may further limit or restrict the investment options that you may select under the contract. We may impose these restrictions in the future.
•Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or may result in termination of the benefit.
•If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services, withdrawals to pay advisory fees will also reduce death benefits and other guaranteed benefits under the Contract and may be subject to federal and state income taxes and a 10% federal penalty tax.
7.a. Purchases and Contract Value - Deduction of Advisory Fee

7.c. Charges and Fees

9. Death Benefits

10. Optional Withdrawal Benefit

13. Federal Tax Considerations

Appendix A - Funds Available under the Contract
	TAXES	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchased the contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the contract.
•Earnings on your contract are taxed at ordinary income rates when you withdraw them and you may have to pay a penalty if you take a withdrawal before age 59-1/2.
13. Federal Tax Considerations/ Information Regarding Tax-Qualified Plans
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this contract with your investment professional's firm. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.
12. Other Information - c. More Information - How Contracts Are Sold
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	7.a. Purchases and Contract Value - Replacement of Annuities

3. Overview of the Contract
Purpose of the Contract
The Contract is designed for retirement planning purposes. You make investments in the Contract’s investment options during the accumulation phase. The value of your investments is used to set your benefits under the Contract. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. The payout phase is often referred to as the annuity phase. Investing in the Contract's investment options involves risk and you can lose your money. On the other hand, investing in the Contract can provide you with the opportunity to grow your money through investing in the Contract's investment options during the accumulation phase. Generally speaking, the longer your accumulation phase, the greater your accumulated value will be for setting your benefits and annuity payouts. The Contract also includes a death benefit to help financially protect your Beneficiaries.
This Contract may be appropriate for you if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading in the Funds that are available under the Contract.
The variable annuity product described in this prospectus is no longer for sale. However, we continue to administer the in force annuity contracts.
If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services, that fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee by taking withdrawals from your Contract Value, the deduction for that fee is subject to surrender charges and will count toward your Annual Withdrawal Amount. Withdrawals to pay advisory fees will also reduce death benefits and other guaranteed benefits under the Contract and may be subject to federal and state income taxes and a 10% federal penalty tax. See Section 7.a.

Purchases and Contract Value under Deduction of Advisory Fee, Section 7.c. Charges and Fees, Section 9. Death Benefits and Section 13. Federal Tax Considerations for more information.
Phases of the Contract
The contract has two phases: (1) an accumulation phase (for savings) and (2) a payout phase (for income).
Accumulation Period. To accumulate value during the Accumulation Period, you invest your Premium Payments and earnings in the investment options that are available under the Contract, which include:
•The Fund options (also referred to as Sub-Accounts), which have different underlying mutual funds with different investment objectives, strategies and risks. A list of the Funds under the Contract is provided in an appendix to this prospectus. See Appendix A - Funds Available Under the Contract.
•The Fixed Accumulation Feature, which guarantees principal and a minimum interest rate. If you purchased your Contract after May 1, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the FAF until further notice.
Annuity Period. Your Contract enters the payout phase on the later of the 10th Contract Anniversary or the date the Annuitant reaches age 90 (or age 100 if you are eligible to defer the Annuity Commencement Date and properly elect it). When your Contract enters the payout phase, your accumulated value is converted into a stream of income payments from us (i.e., the Annuity Payout). There are a variety of Annuity Payout Options from which you may choose, including payments for life or for a guaranteed period of years. The payments may be fixed or variable or a combination of both. Variable payments will vary based on the performance of the investment options you select.
During the payout phase, you will no longer be able to take withdrawals from your Contract and no amounts will be payable upon death unless the Annuity Payout Option that you selected provides otherwise. Your living benefits generally terminate when you enter the payout phase.
Contract Features
Contract Versions. The Contract was sold under various marketing names depending on which Financial Intermediary sold the Contract and/or when the Contract was sold. These marketing names include: Leaders Outlook, Leaders Elite Outlook, and Leaders Solution Outlook. See Appendix A for more information.
Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay a surrender charge and/or income taxes, including a tax penalty if you are younger than age 59½.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) receiving a payment from us; or (3) payment of a death benefit.
Death Benefits. The Contract includes a standard death benefit that will pay the higher of Contract Value, Maximum Anniversary Value, or total Premium Payments (adjusted for prior withdrawals) upon your or the Annuitant’s death. If you elected for an additional charge one of the Contract’s optional guaranteed minimum death benefits (Optional Death Benefit or Earnings Protection Benefit) that are no longer for sale.
Optional Living Benefits. We offered an optional living benefit under the Contract that are no longer for sale, a guaranteed minimum withdrawal benefit (Principal First). If you own this optional benefit, you pay an additional charge.
Additional Features and Services. Certain additional features and services related to the Contract are summarized below. There are no additional charges associated with these features or services. Not all features and services may be available under your Contract.
•InvestEase. Allows you to have money automatically transferred from your checking or savings account into your Contract on a monthly or quarterly basis.
•Asset Allocation Models. Allows you to select an asset allocation model of Funds based on potential factors such as risk tolerance, time horizon or investment objective or based on groups of certain Funds or Fund families.
•Asset Rebalancing. Allows you to automatically rebalance Contract Value in the Fund options at a specified frequency to the asset allocation percentages that you previously selected.
•Dollar Cost Averaging. We offer two Dollar Cost Averaging programs:
◦Fixed Amount DCA. Allows you to regularly transfer a fixed amount from any Fund option (or the FAF, if available) to another Fund option.
◦Earnings/Interest DCA. Allows you to regularly transfer earnings (or interest) from your investments in the Fund options (or FAF, if available) to another Fund option.
Automatic Income Program. Allows you to make automatic, periodic withdrawals of up to 10% of your total Premium Payments annually without any surrender charges that would otherwise apply.
4. Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy, Surrender or make withdrawals from the Contract, or transfer Contract value between investment options. State premium taxes may also be deducted.
Fees and expenses do not reflect any advisory fees paid to financial intermediaries from Contract Value or other assets of the Contract Owner, and that if such charges were reflected, the fees and expenses would be higher.
Transaction Expenses

Deferred Sales Load (or Contingent Deferred Sales Charge or CDSC) (as a percentage of Premium Payments withdrawn (1)	6%
(1)Each Premium Payment has its own CDSC schedule.

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	6%
2	6%
3	5%
4	4%
5 or more	0%
The CDSC is not assessed on partial Surrenders which do not exceed the AWA. We waive the CDSC on certain types of Surrenders. See Contingent Deferred Sales Charge (Surrender Charge) in section 7.c. Charges and Fees for more information.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including annual Fund fees and expenses. If you purchased an optional benefit, you pay additional charges, as shown below.
Annual Contract Expenses

Administrative Expenses (2)	$30
Base Contract Charges (as a percentage of average daily Account Value)	1.70%
Maximum Optional Benefit Charges (as a percentage of average daily Sub-Account Value)
Principal First Charge (3)(4)	0.75%
Optional Death Benefit Charge (4)	0.15%
Earnings Protection Benefit Charge (4)	0.20%
(2) We call this the Annual Maintenance Fee in your Contract. An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.
(3) If you elected this rider between August 5, 2002 and January 29, 2004, the annual charge was 0.35% of your Contract Value invested in the Sub-Accounts. If elected between January 30, 2004 and February 16, 2009, the annual charge was 0.50% of your Contract Value invested in the Sub-Accounts. As of February 17, 2009, the annual charge for this rider was increased to 0.75% of your Contract Value invested in the Sub-Accounts. This charge applied to newly elected riders and at the time you elected to “step-up” the rider Benefit Amount. See “Principal First-Step Up” for more information.
(4) This rider/option can no longer be elected or added to your Contract.
The following tables show the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. See Appendix A for a complete list of Funds available under the Contract, including their annual expenses.

All Contract versions:	Minimum	Maximum
Annual Fund Expenses
(expenses that are deducted from Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.28%	1.44%

EXAMPLE
This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.
The Example assumes that you invest $100,000 in a specific version and class of the Contract for the time periods indicated (excluding Payment Enhancements for Plus Contract, if any). The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. The Example does not reflect any advisory fees paid to financial intermediaries from Contract Value or other assets of the Contract Owner, and that if such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
All Contract versions:
(1)    If you Surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$9,853	$16,848	$22,016	$44,762

(2)    If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$3,577	$12,345	$21,227	$43,946

(3)    If you do not Surrender your Contract:

1 year	3 years	5 years	10 years
$4,346	$13,123	$22,016	$44,762

5. Principal Risks of Investing in the Contract
Risk of Loss. You can lose money by investing in this Contract, including loss of principal. The value of your Contract is not guaranteed by the U.S. government or any federal government agency, insured by the FDIC, or guaranteed by any bank.
Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long-time horizon. For certain classes of the Contract, a Surrender charge may apply to Surrenders exceeding the AWA.
Fund Options Risk. Amounts that you invest in the Fund options are subject to the risk of poor investment performance. You assume all of the investment risk. Generally, if the Sub-Accounts you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Sub-Account’s performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to a Fund’s investment risks when you invest in the corresponding Sub-Account.
Withdrawal Risk. You should carefully consider the risks associated with Surrenders under the Contract. If you make a Surrender prior to age 59½, there may be adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender. Surrenders before age 59½ may also affect the tax-qualified status of some Contracts. You should also consider the impact that a partial Surrender may have on the standard and optional benefits under your Contract. Partial Surrenders will reduce the value of your Death Benefit. In addition, partial Surrenders may reduce the value of an optional living or death benefit that you have elected by an amount greater than the amount withdrawn and could result in termination of the benefit. If you have amounts invested in the FAF and need ready access to cash, you should consider that we may defer payment of any amounts withdrawn from the FAF for up to six months from the date of the Surrender request. You cannot make withdrawals from the Contract after it is annuitized unless the Annuity Payout Option you selected provides otherwise.
Advisory Fee Withdrawal Risk. If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services, that fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee by taking withdrawals from your Contract Value, the deduction for that fee is subject to surrender charges and will count toward your Annual Withdrawal Amount. Withdrawals to pay advisory fees will also reduce death benefits and other guaranteed benefits under the Contract and may be subject to federal and state income taxes and a 10% federal penalty tax.
Investment Restrictions Risk. If you elected an optional benefit, you may be subject to investment restrictions that limit the investment options that are available to you. We may terminate your benefit if you fail to satisfy such investment restrictions.

Investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your Contract Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
Transfer Risk. You are allowed to make only one transfer between the Sub-Accounts per day, and you are allowed to only make 20 transfers between the Sub-Accounts per year before we require you to submit additional transfer requests by mail. In addition, the Contract’s restrictions on the maximum amount that may be transferred annually from the FAF to the Sub-Accounts, and its restrictions on when amounts may be transferred from the Sub-Accounts to the FAF, may apply to you. Any transfer restrictions under the Contract that are applicable to you may limit your ability to readily change how your Contract Value is invested in response to changing market conditions or changes in your personal circumstances.
Asset Allocation Model Risk. You may be able to participate in the asset allocation models that are available under the Contract, or the investment restrictions related to an optional benefit you selected may include asset allocation models. Asset allocation does not guarantee that your Contract Value will increase. Nor will it protect against a decline in Contract Value if market prices fall. If you choose to participate in an asset allocation model, you are responsible for determining which model portfolio is best for you.
Selection Risk. The optional benefits under the Contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not have chosen the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit.
Annuity Commencement Date Deferral Risk. You may not be eligible to elect the Deferral Option. If you are eligible for the Deferral Option and you properly elect it, certain changes and restrictions will apply to your Contract (including changes to the Death Benefit), all optional benefits in effect will terminate (previously paid fees for those benefits will not be refunded), you may be required to transfer Contract Value from the FAF, and there could be negative tax consequences. Election of the Deferral Option may not be in your best interest.
Financial Strength and Claims-Paying Ability Risk. Talcott Resolution is the insurance company that issued your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. If we experience financial distress, we may not be able to meet our obligations to you. All guarantees and obligations under the FAF are subject to our financial strength and our claims paying ability.
Cybersecurity and Business Interruption Risk. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters and catastrophes may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters and catastrophes. See 12. Other Information - e. Cybersecurity and Disruptions to Business Operations for additional information.
6. General Contract Information
a. The Company
We are a stock life insurance company. Talcott Resolution Life and Annuity Insurance Company (formerly Hartford Life and Annuity Insurance Company) is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Talcott Resolution was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Talcott Resolution is a subsidiary of Talcott Resolution Life Insurance Company. Our corporate offices are located at 1 Griffin Road North, Windsor, Connecticut 06095-1512. Effective on or about September 1, 2023, our corporate offices will be located at 1 American Row, Hartford, CT 06103. In May 2018 the business was sold by The Hartford Financial Services Group, Inc. to a consortium of investors and renamed Talcott Resolution. On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Talcott Financial Group, Ltd. (formerly, Sutton Holdings Investments, Ltd.) (“Buyer”), Sutton Holdings Merger Sub, L.P., Talcott Holdings, LP (formerly, Hopmeadow Holdings, LP) (“THLP”) and Talcott Financial Group GP, LLC (formerly, Hopmeadow Holdings GP, LLC), the owners of THLP sold all of the issued and outstanding equity interests in THLP, a parent of Talcott Resolution Life and Annuity Insurance Company, to Buyer, an affiliate of Sixth Street, a global investment firm. We are ultimately controlled by A. Michael Muscolino and Alan Waxman.
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at

www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
b. The General Account
The FAF is part of our General Account. Any amounts that we are obligated to pay under the FAF and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.
Effective August 8, 2016, if you purchased your Contract after May 1, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the FAF until further notice. This restriction applies regardless of when you signed your application or when your Contract was issued.
c. The Separate Account
The Sub-Accounts are part of Talcott Resolution Life and Annuity Insurance Company Separate Account Seven, a segregated asset account of Talcott Resolution. The Separate Account is registered as a unit investment trust under the 1940 Act and was established on April 1, 1999. The Separate Account meets the definition of “separate account” under federal securities laws. The Separate Account holds only assets for variable annuity contracts.
The Separate Account:
•is credited with income, gains and losses credited to, or charged against, the Separate Account that reflect the Separate Account's own investment experience and not the investment experience of our other assets, including our General Account or our other separate accounts; and
•may not be used to pay any of our liabilities other than those arising from the Contracts and other variable annuities supported by the Separate Account.
Talcott Resolution is obligated to pay all amounts guaranteed to investors under the Contract. We do not guarantee the investment results of the Separate Account.
d. The Funds
The Sub-Accounts are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. We do not guarantee the investment results of any Fund. Certain Funds may not be available to you. The Funds available in your Contract version are listed in Appendix A.1.
Information regarding each Fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in an appendix to this prospectus. See Appendix A - Funds Available Under the Contract. Each Fund has issued a prospectus that contains more detailed information about the Fund. Read these prospectuses carefully before investment. Paper or electronic copies of the Fund prospectuses may be obtained by calling us at 1-800-862-6668, emailing us at asccontactus@talcottresolution.com or visiting:

Contract Version	Website Address
Leaders Outlook Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588416
Leaders Elite Outlook Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588325
Leaders Solution Outlook Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588242
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:
•notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;
•send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;
•arrange for the handling and tallying of proxies received from Owners;
•vote all Fund shares attributable to your Contract according to timely instructions received from you, and

•vote all Fund shares for which no timely voting instructions are received in the same proportion as shares for which timely voting instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. There is no minimum number of shares for which we must receive timely voting instructions before we vote the shares. Therefore, as a result of proportional voting, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Sub-Accounts offered under your Contract. We may, at our discretion, establish new Sub-Accounts. New Sub-Accounts may be made available to existing Owners as we deem appropriate. We may also close one or more Sub-Accounts to additional Premium Payments or transfers from existing Sub-Accounts. We may liquidate a Sub-Account if the underlying Fund decides to liquidate. Unless otherwise directed, if a Fund does not survive a merger or reorganization, your investment instructions will be automatically updated to include the Sub-Account investing in the Fund that survived the merger or reorganization.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have satisfied applicable law and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and varying administrative services payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider revenue sharing payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements with a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2022, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford HLS Funds, Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2022, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $25 from that Fund). For the fiscal year ended December 31, 2022, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $75 million.
e. Fixed Accumulation Feature
Important Information You Should Know: The FAF is not registered under the 1933 Act and the FAF is not registered as an investment company under the 1940 Act. The FAF or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act. The following disclosure about the FAF is subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.
If you signed the application for your Contract on or after September 10, 2002, or if your Contract was issued on or after September 12, 2002, you cannot allocate any Premium Payments or transfer any Contract Value to the FAF until further notice.
In addition, if you purchased your Contract between May 1, 2002 and September 12, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the FAF until further notice.
Premium Payments and Contract Values allocated to the FAF become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the FAF are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the FAF at a minimum rate that meets your State’s minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the FAF. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the FAF interest rates currently in effect. If you are invested in the FAF, we send you notice of the FAF credited rate annually. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.
In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the FAF. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.
We will account for any deductions, Surrenders or transfers from the FAF on a “first-in first-out” basis. For Contracts issued in the state of New York, the FAF interest rates may vary from other states.
Asset Rebalancing is not available for the FAF.
If you elect to pay an advisory fee to a third-party financial intermediary for advisory services by taking withdrawals from your Contract Value, the amount of your withdrawal allocated to the FAF will reduce your Contract's FAF value.
Important: Any interest credited to amounts you allocate to the FAF in excess of your minimum guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to the FAF may not exceed the minimum guaranteed interest rate for any given year. While we do not charge a separate fee for investing in the FAF, our expenses associated with offering this feature are factored into the FAF.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion.
As stated above, we will no longer accept new allocations to the FAF.
7. The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:
•Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;
•Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;
•Individual Retirement Annuities adopted according to Section 408 of the Code;
•Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and
•Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.
This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.
How do I purchase a Contract?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.
For Contracts issued in Massachusetts, Premium Payments are accepted until the later of the Annuitant’s 67th birthday or the seventh Contract Anniversary. For Contracts issued in Oregon, Premium Payments are accepted for the first seven Contract years only. For Contracts issued in Alabama, Premium Payments are accepted during the first six Contract Years.
How are Premium Payments applied to my Contract?
If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.
Deduction of Advisory Fee
If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services, that fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee by taking withdrawals from your Contract Value, the deduction for that fee is subject to surrender charges and will count toward your Annual Withdrawal Amount. Withdrawals to pay advisory fees will also reduce, perhaps significantly, death benefits and other guaranteed benefits under the Contract and may be subject to federal and state income taxes and a 10% federal penalty tax. See Section 7.c. Charges and Fees, Section 9. Death Benefits and Section 13. Federal Tax Considerations for more information.
Contract Owners should discuss the impact of deducting advisory fees from Contract Value with their financial intermediaries prior to making any election.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.
There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.

How is the value of my Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day, your Contract Value will fluctuate because Accumulation Unit Values are affected by the performance of the underlying Funds and the deduction of expenses and certain charges in the Sub-Account.
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:
•The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day; divided by
•The net asset value per share of each Fund held in the Sub- Account at the end of the prior Valuation Day; multiplied by
•Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.
If you elect to pay an advisory fee to a third-party financial intermediary for advisory services by taking withdrawals from your Contract Value, the deduction for that fee will result in the cancellation of accumulation units.
We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can you transfer from one Sub-Account to another?
Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed at the net asset value of each Fund share as of the end of the Valuation Day that it is received In Good Order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within thirty days of receiving the confirmation.
What Happens When you Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all contract owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us. We also combine many of the purchases and/or redemptions of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of twenty Sub-Account transfers each Contract Year (the "Transfer Rule") by U.S. Mail, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your tenth Sub-Account transfer to remind you about the Transfer Rule. After your twentieth transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently Surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a company-sponsored Program, such as a Contract exchange program that may be offered by us from time to time. Reallocations made based on a Fund merger or liquidation also do not count toward this Transfer Limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.
Effective July 1, 2007:
Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.
We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not In Good Order.
In certain circumstances, Fund trading policies do not apply or may be limited. For instance:
•Certain types of Financial Intermediaries may not be required to provide us with shareholder information.
•Excepted funds, such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any Financial Intermediary that a Fund treats as a single investor.
•A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.
•Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of Dollar Cost Averaging programs, asset allocation programs, automatic rebalancing programs, Annuity Payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit;

(iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.
Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:
•Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.
•Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.
•These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.
•In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (Participants) or enforce the Transfer Rule because we do not keep participants’ account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.
How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the FAF to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).
Fixed Accumulation Feature Transfer Restrictions
Each Contract Year, unless you have elected the Deferral Option, you may transfer the greater of:
•30% of the greatest Contract Value in the FAF as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary; or
•An amount equal to your largest previous transfer from the FAF in any one Contract Year.
These transfer restrictions do not include systematic transfers and Dollar Cost Averaging Programs.
If you elect the Deferral Option, there is an imposed limit of 20% of the Contract Value that may be allocated to the FAF on the original Annuity Commencement Date. Any amount over 20% of Contract Value allocated to the FAF on the original Annuity Commencement Date will be moved out of the FAF via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the FAF during any Contract Year will be waived on and after the original Annuity Commencement Date. On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the FAF described in the definition of FAF above, then you may transfer amounts from existing funds to the FAF until the total amount in the FAF reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer.
Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the FAF described in the definition of FAF above, then a maximum of 20% of any additional Premium Payments may be allocated to the FAF.

Whether or not you elect the Deferral Option, if any interest rate applicable to your FAF renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount that would receive the reduced rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the FAF for up to 6 months from the date of your request.
You must wait six months after your most recent transfer from the FAF before moving Sub-Account Values back to the FAF. If you make systematic transfers from the FAF under a Dollar Cost Averaging Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the FAF.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We and our agents are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.
b. Contract Rights
You, as Contract Owner, may exercise all the rights under the Contract. The prospectus discusses these rights, including your right, during the Accumulation Period, to make Premium Payments and provide instructions to us to allocate your Contract Value among the Sub-Accounts or Fixed Accumulation Feature, if available. You, as Contract Owner, may also request a full or partial Surrender from the Contract, designate an Annuitant and elect to receive Annuity Payouts. This prospectus also discusses the Death Benefit payable under the Contract and the rights of any Beneficiary.
c. Charges and Fees
The following charges and fees are associated with the Contract:
The Contingent Deferred Sales Charge (Surrender Charge)
The CDSC covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Investment Professionals and the cost of preparing sales literature and other promotional activities.
We may assess a CDSC when you request a full or partial Surrender. The CDSC is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. The CDSC will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own CDSC schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the CDSC will be when you Surrender. The amount assessed a CDSC will not exceed your total Premium Payments.
The percentage used to calculate the CDSC is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	6%
2	5%
3	4%
4 or more	0%

When you request a withdrawal under the Contract, you may choose to have the withdrawal processed as either a gross withdrawal or net withdrawal. Your choice may impact the amount of withdrawal proceeds that you receive, as follows:
a.Gross Withdrawal – We will withdraw only the amount requested from your Contract. If your withdrawal is subject to CDSCs, other charges, or tax withholdings, you will receive the amount requested minus the applicable CDSCs, other charges, and tax withholdings. As such, you may not receive the full amount requested.
b.Net Withdrawal – To the extent necessary, we will increase the withdrawal amount so that, after the deduction of any applicable CDSCs, other charges, and/or tax withholdings, you will receive the full amount requested. Please note that CDSCs will be based on the total amount withdrawn, not the amount requested, so a net withdrawal may result in more CDSCs than a gross withdrawal.
In the absence of instructions, we will process a withdrawal request as a net withdrawal.
The following hypothetical examples help illustrate the difference between a gross withdrawal (Example 1) and a net withdrawal (Example 2).

Example 1 Gross Withdrawal	Example 2 Net Withdrawal
Assume the following: You made an initial Premium Payment of $10,000 five years ago and no additional Premium Payments thereafter. You request a partial withdrawal of $5,000, and you have not taken any portion of your AWA for the year. The only charges applicable to the withdrawal are CDSCs. You instruct us to process your request as a gross withdrawal.
We will deduct a CDSC as follows:

Assume the following: You made an initial Premium Payment of $10,000 five years ago and no additional Premium Payments thereafter. You request a partial withdrawal of $5,000, and you have not taken any portion of your AWA for the year. The only charges applicable to the withdrawal are CDSCs. You instruct us to process your request as a net withdrawal, or you do not provide instructions.
We will deduct a CDSC as follows:

First, the portion of the withdrawal that is not in excess of the AWA, which is equal to 10% of total Premium Payments (i.e., $1,000), with be withdrawn without a CDSC.	First, the portion of the withdrawal that is not in excess of the AWA, which is equal to 10% of total Premium Payments (i.e., $1,000), with be withdrawn without a CDSC.
We will then withdraw the remaining $4,000. A CDSC of 4%, or $160, is assessed on the withdrawal.	We will then increase the remaining amount to be withdrawn from $4,000 to $4,167. A CDSC of 5%, or $167, is assessed on the withdrawal.
The total amount withdrawn is $5,000 and your Contract Value is reduced by $5,000. The CDSC is $160. You will receive $4,840 in withdrawal proceeds.	The total amount withdrawn is $5,167 and your Contract Value is reduced by $5,167. The CDSC is $167. You will receive $5,000 in withdrawal proceeds.
All withdrawals may be subject to federal and state income taxes, including a 10% federal penalty tax if taken before age 59 ½. If you have any questions about net and gross withdrawals, please contact us or your Investment Professional.
The following Surrenders are NOT subject to a CDSC:
•AWA — Each Premium Payment has its own schedule of CDSCs; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a CDSC. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your CDSC schedule.
Under the following situations, the CDSC is WAIVED:
•Upon eligible confinement as described in the Waiver of Sales Charge Rider — We will waive any CDSC applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Investment Professional or us to determine if it is available for you.
•For RMDs — This allows Annuitants who are subject to RMDs, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the RMD for the Contract without a CDSC for one year’s RMD for that Contract Year. All requests for RMDs must be in writing.
We will waive any applicable CDSC if you take part in a program for partial surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.
The following situations are NOT subject to a CDSC:
•Upon death of the Annuitant, Contract Owner or joint Contract Owner — No CDSC will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

•Upon Annuitization — The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.
•For Principal First Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the AWA, we will waive any applicable CDSC for withdrawals up to that Benefit Payment amount.
•For substantially equal periodic payments — We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.
Surrender Order — During the Contract Years when a CDSC applies to the initial Premium Payment, all Surrenders in excess of the AWA (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the AWA will be subject to a CDSC.
Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a CDSC, then from 10% of Premium Payments still subject to a CDSC and then from Premium Payments subject to a CDSC on a first-in-first-out basis.
Mortality and Expense Risk Charge (Base Contract Charges)
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:
•Mortality Risk — There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.
•Expense Risk — We also bear an expense risk that the CDSCs collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.
Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.
If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.
Annual Maintenance Fee (Base Contract Charge)
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
When is the Annual Maintenance Fee Waived?
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Administrative Charge (Base Contract Charge)
For administration, we apply a daily charge at the rate of 0.20% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Charges Against the Funds
Annual Fund Operating Expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
Principal First Charge
We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. You will be subject to fee increases if you elect to step-up the Benefit Amount. Principal First is closed to new sales.
Optional Death Benefit Charge
This rider/option can no longer be elected or added after you purchase your Contract. The Optional Death Benefit adds new features to your Death Benefit calculation.
If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
Earnings Protection Benefit Charge
This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.
If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
If you elect the Deferral Option, then upon the original Annuity Commencement Date, Principal First, the Optional Death Benefit and the Earnings Protection Benefit riders are terminated and the associated rider charges will no longer be assessed.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to CDSCs, the mortality and expense risk charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
Deduction of Advisory Fee
If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services, that fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee by taking withdrawals from your Contract Value, both you and your financial intermediary must sign an enrollment form authorizing the withdrawals and submit a fee payment request form for the specific dollar amount of the fee payment you want withdrawn from your Contract and sent to your financial intermediary. We will deduct your requested fee payment amount on a pro-rata basis from the Sub-Account Values and Fixed Accumulation Feature (if available). Your financial intermediary must submit a new fee payment request form to us for each payment. Payments will generally be processed on the same day the request is received in good order. You may revoke your authorization at any time by giving notice to us. If you elect to pay your advisory fee by taking withdrawals from your Contract Value, the deduction for that fee is subject to surrender charges and will count toward your Annual Withdrawal Amount. Withdrawals to pay advisory fees will also reduce death benefits and other guaranteed benefits under the Contract and may be subject to federal and state income taxes and a 10% federal penalty tax. Contract Owners should discuss the impact of deducting advisory fees from Contract Value with their financial intermediaries prior to making any election.
d. Surrenders
What kinds of Surrenders are available?
Full Surrenders before the Annuity Commencement Date — When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Surrenders before the Annuity Commencement Date — You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the AWA allowed and the CDSC will not be assessed against such amounts. Surrender of Contract Values in excess of the AWA and additional surrenders made in any Contract Year will be subject to the CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.
Partial Surrenders are taken proportionally out of the Sub-Accounts and the FAF unless prohibited by your state. A partial Surrender will reduce the value of your Contract and the Death Benefit. A partial Surrender will be subject to any applicable CDSCs, which will be deducted from the amount withdrawn or the remaining Contract Value. If deducted from remaining Contract Value, the CDSC will be allocated proportionally among the Sub-Accounts and the FAF.
There are two restrictions on partial Surrenders before the Annuity Commencement Date:
•The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and
•The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.
Under certain circumstances we had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to us. As of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date — You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date — Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. We will deduct any applicable CDSCs.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
How do I request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:
•the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,
•your tax withholding amount or percentage, if any, and

•your disbursement instructions, including your mailing address.
You may submit this form via mail or fax.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ — If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.
More than one Contract issued in the same calendar year — If you own more than one contract issued by us in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities — As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship, unemployment or retirement may still be subject to a penalty tax of 10%.
We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see Section 13. "Federal Tax Considerations" for more information.
e. Annuity Commencement Date Deferral Option
Who is eligible to participate in the Deferral Option?
We will notify you prior to your Annuity Commencement Date of the options available to you at your Annuity Commencement Date. During the Election Period, which begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date (“Election Period”), you may choose any of the available options. If one of the options available at that time is the Deferral Option and the following conditions are met during the entirety of the Election Period, you may elect the Deferral Option:
•You have not elected the Deferral Option previously;
•The Deferral Option has not been withdrawn by us;
•We have not received a death notification on the Contract. (In addition, if a death that triggers a Death Benefit under the Contract occurs before we process your request for the Deferral Option, you and your Beneficiary(ies) will not be eligible for the Deferral Option);
•No death that triggers a Death Benefit under the Contract occurs before your Annuity Commencement Date;
•Your beneficiaries have not elected a death benefit settlement option;

•You are within 90 days of your Annuity Commencement Date and you are at least 90 years old on your Annuity Commencement Date;
•We have not previously received a separate full Surrender request from you;
•The state in which your Contract was issued has approved the Deferral Option rider;
•We must receive your signed Annuity Commencement Date Deferral Option Form in Good Order at our Administrative Office to elect the Deferral Option. We must receive the Annuity Commencement Date Deferral Option Form on any Valuation Day up to and including the Annuity Commencement Date, provided we receive it no later than 4:00 p.m. Eastern Time or, if earlier, the close of the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date falls on a non-Valuation Day we must receive it by the prior Valuation Day;
•You must not be beyond your Annuity Commencement Date or have annuitized your Contract;
•You must be a customer of a Financial Intermediary in accordance with our records;
•The Contract is not owned by a Charitable Remainder Trust (The Annuity Commencement Date of these contracts is the Annuitant's 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday); and
•During the Election Period, we have not received a request to process additional Premium Payments through a 1035 exchange, direct transfer or direct rollover.
If, on the Annuity Commencement Date, you are not eligible to defer your Annuity Commencement Date to the Annuitant’s 100th birthday, your Contract will annuitize using the default annuitization option outlined in your Contract unless you have provided us with in-good-order instructions to the contrary.
While we have described the Deferral Option, this does not signify that your state has approved the Deferral Option rider and does not mean that the Deferral Option will be available in the future even if the rider has been approved by your state. Approval by your state is not an endorsement by that state of the Deferral Option.
If you are eligible for the Deferral Option and if you properly elect the Deferral Option, no changes will be made to your contract until the Annuity Commencement Date. On that date, the following changes will occur:
•Your Annuity Commencement Date will be deferred to the Annuitant’s 100th birthday ("the Deferred Annuity Commencement Date");
•The Death Benefit described in your Contract and any optional Death Benefits will be terminated and the new Death Benefit will be the Contract Value on the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the Death Benefit amount will be subject to market fluctuations;
•All optional Death Benefit rider charges will no longer be assessed;
•The Earnings Protection Benefit (i) will be terminated in its entirety; and (ii) the charge for that benefit will no longer be assessed;
•Principal First rider, including any guaranteed income benefit, death benefit settlement option and any annuitization option under that rider (i) will be terminated in its entirety; (ii) the charge for that rider will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If however you are receiving Automatic Income Payments under Principal First rider, you may continue to do so once the Deferral Option is effective.However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value;
•You may not transfer money into your Contract through a 1035 exchange, direct transfer or direct rollover unless the request to transfer money was received prior to the Election Period;
•There is an imposed limit of 20% of the Contract Value that may be allocated to the FAF. Any amount over 20% of Contract Value allocated to the FAF on the original Annuity Commencement Date will be moved out of the FAF via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the FAF during any Contract Year will be waived on and after the original Annuity Commencement Date.
•On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the FAF described in the definition of FAF below, then you may transfer amounts from existing funds to the FAF until the total amount in the FAF reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer;
•Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the FAF described in the definition of FAF below, then a maximum of 20% of any additional Premium Payments may be allocated to the FAF. If there is a Dollar Cost Averaging Program already established from the FAF it will be terminated. You may begin a new Dollar Cost Averaging Program by contacting us after the original Annuity Commencement Date; and
•The default annuitization option for Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain. The default annuitization option for non-Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten year period certain. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.
The ability to elect the Deferral Option may not be available in every State. The Deferral Option may be cancelled or withdrawn at any time by us without prior notification from us, except that we will not withdraw the option for any Contract Owner who has been offered the option at the beginning of the Election Period preceding the Annuity Commencement Date.
You are not required to elect the Deferral Option and you do not need to take any action if you do not want to elect the Deferral Option.
We encourage you to review the Deferral Option with your tax adviser regarding the tax consequences of electing the Deferral Option.
Please carefully review the Tax Considerations section of the prospectus for additional information.
This Deferral Option will not be appropriate for all Contract Owners, and it may not be in your best interest to elect the Deferral Option.
Other Considerations
•We cannot recommend whether or not the Deferral Option is the right choice for you. Please discuss the merits of the Deferral Option with your Financial Intermediary and tax adviser to be sure that the Deferral Option is suitable for you based on your particular circumstances;
•It is possible that the IRS could characterize the deferral of your annuity commencement date as a deemed exchange of your contract. Therefore, if your contract was issued prior to 1989, you should discuss the possible loss of any grandfathered rights related to your current contract with your tax adviser. In addition, if you elect the Deferral Option for more than one contract in the same year and the IRS were to characterize the deferral of your annuity commencement dates as a deemed exchange of your contracts, your contracts may be aggregated for the purposes of determining the taxability of any future distributions;
•It is possible that the selection of an Annuity Commencement Date at certain advanced ages could result in the Contract not being treated as an annuity for tax purposes; therefore, you should consult with your tax adviser;
•Whether the advantages of deferring the Annuity Commencement Date outweigh any other option available to you at that time including liquidation or choosing an Annuity Payout Option;
•Whether the advantages of deferring the Annuity Commencement Date outweigh the disadvantages, including the loss of all Death Benefits in excess of Contract Value and the constraints on investments into the FAF;
•Whether you have other assets to meet your future income needs;
•Whether you will change your mind. Once you have elected the Deferral Option, you will not have the ability to reinstate the annuitization option in Principal First rider or reverse any other changes made to your Contract on the original Annuity Commencement Date;
•In your evaluation of the Deferral Option, you should consult with your Financial Intermediary and tax adviser and potentially any Beneficiaries named in the Contract;
•The Deferral Option may not be available in all states, through all Financial Intermediaries or for all contracts;
•Financial Intermediaries do not receive additional compensation if you choose the Deferral Option, but continue to receive existing compensation throughout the deferral period;
•If you choose an Annuity Payout Option, you cannot later elect the Deferral Option; and
•If you elect the Deferral Option, you may choose any then available Annuity Payout Options at or before the Deferred Annuity Commencement Date; however, you cannot elect to defer your Deferred Annuity Commencement Date further. On your Deferred Annuity Commencement Date if you have a Qualified Contract, the default Annuity Payout Option is a Life Annuity with Payments for a Period Certain Payout Option with period certain of five years. If you have a non-Qualified Contract, the default Annuity Payout Option is the Life Annuity with Payments for a Period Certain Payout Option with period certain of ten years. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.
See Appendix D for more information on the Annuity Commencement Date Deferral Option.

f. Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:
•When do you want Annuity Payouts to begin?
•Which Annuity Payout Option do you want to use?
•How often do you want the Payee to receive Annuity Payouts?
•What is the Assumed Investment Return?
•Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your Investment Professional to select the Annuity Payout Option that best meets your income needs.
As of October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
On February 13, 2016, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.
1.    When do you want Annuity Payouts to begin?
Consider the age you will be when you start Annuity Payouts. Annuity Payouts started at a younger age will be greater than at an older age. You selected an Annuity Commencement Date when you purchased your Contract or it can be selected at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, (unless you choose the Deferral Option, described above) the Contract will automatically be annuitized. If you purchased your Contract in New York, you must begin Annuity Payouts before your Annuitant’s 91st birthday (unless you choose the Deferral Option, described above). If this Contract was issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date is the Annuitant’s 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday.
If you elect the Deferral Option, you may defer your Annuity Commencement Date to the fifteenth day of any month before or including the month of the Annuitant’s 100th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the 15th day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
2.    Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the “Death Benefit” section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts. In Texas, this option is only available for Annuity Payouts using the 5% Assumed Investment Return.
Life Annuity with Payments for a Period Certain
We will make Annuity Payouts during the lifetime of the Annuitant, but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts. If the Contract is a qualified contract, the annuity payments may need to be modified after the death of the individual or designated beneficiary, as necessary to comply with IRS rules and regulations.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. Adding a joint life will usually lower the payout amount. At younger ages there is little impact, the impact is greater at older ages. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
•Remain the same at 100%, or
•Decrease to 66.67%, or
•Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Joint and Last Survivor Life Annuity with Payments for a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. Adding a joint life will usually lower the payout amount. At younger ages there is little impact, the impact is greater at older ages. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum. If the Contract is a qualified contract, the annuity payments may need to be modified after the death of the individual or designated beneficiary, as necessary to comply with IRS rules and regulations.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
•Remain the same at 100%, or
•Decrease to 66.67%, or
•Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments For a Period Certain
We will make Annuity Payouts for the number of years that you select. The minimum period that you can select is ten years during the first two Contract Years and five years after the second Contract Anniversary. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. If the Contract is a qualified contract, the annuity payments may need to be modified after the death of the individual or designated beneficiary, as necessary to comply with IRS rules and regulations.
Principal First Payout Option
If you elected Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called Principal

First Payout Option, we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
If you elect the Deferral Option, Principal First Payout Option is not available.
Important Information:
•You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain variable dollar amount Annuity Payout Option. A CDSC may be deducted.
•For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.
•Automatic Annuity Payouts — If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%. For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us what Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain.
3.    How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:
•monthly,
•quarterly,
•semi-annually, or
•annually.
Annual Annuity Payouts are less than 12 times the monthly payout amount due to a modal factor based on the AIR for variable Annuity Payouts or minimum interest rate for fixed Annuity Payouts. Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.
4.    What is the Assumed Investment Return?
The Assumed Investment Return (“AIR”) is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. A lower AIR will start with a lower payout amount. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.
Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.
Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.
5. Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.
Fixed Dollar Amount Annuity Payouts — Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the

Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The Annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.
Variable Dollar Amount Annuity Payouts — Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:
•the Annuity Payout Option chosen,
•the Annuitant’s attained age and gender (if applicable),
•the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and
•the Assumed Investment Return.
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value, minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919. The Annuity Unit Factor for a 5% AIR is 0.999866. The Annuity Unit Factor for a 6% AIR is 0.999840.
Combination Annuity Payout — You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.
Transfer of Annuity Units — After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled “Can I transfer from one Sub-Account to another?” under the section entitled “The Contract.”
8. Benefits Under the Contract
The following table summarizes information about the benefits under the Contract.

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Optional Death Benefit	•Guaranteed minimum death benefit •Provides an enhanced death benefit that may increase the amount payable upon death compared to the standard death benefit	0.15% (as a percentage of daily Contract Value)
•Withdrawals may significantly reduce the death benefit
•Advisory fee withdrawals impact the benefit in the same manner as any other partial withdrawal
•No increases to Interest Accumulation after 81st birthday
•Annuitizing the Contract will eliminate the benefit

Earnings Protection Benefit	•Guaranteed minimum death benefit •Provides an enhanced death benefit that may increase the amount payable upon death compared to the standard death benefit	0.20% (as a percentage of daily Contract Value)
•Withdrawals may significantly reduce the death benefit
•Advisory fee withdrawals impact the benefit in the same manner as any other partial withdrawal
•Earnings Protection benefit is not available for issue ages over 75
•Annuitizing the Contract will eliminate the benefit

Principal First
•Guaranteed minimum withdrawal benefit
•Provides for guaranteed yearly withdrawals/payments until your benefit base has been exhausted
•Includes a five-year elective step-up feature that may increase the benefit
0.75% (as a percentage of daily Contract Value)
•Guaranteed benefit not provided for life
•Guaranteed withdrawals may begin any time after issuance
•Excess withdrawals may significantly reduce or terminate this benefit
•Withdrawals reduce the potential for step-ups
•Advisory fee withdrawals impact the benefit in the same manner as any other partial withdrawal, therefore such withdrawals may significantly reduce the benefit by more than the amount withdrawn
•Step-ups may be elected once every five years
•Electing step-up may increase current fee
•Benefit base cannot be more than $5 million
•Annuitizing the Contract may eliminate the benefit
•Election of the Deferral Option terminates the benefit

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
InvestEase®	Electronic transfer of funds from your bank account into your Contract	•Minimum amount for each transfer is $50
Asset Allocation Models	Model allocations among investment options that may be based on factors such as, e.g., risk, time horizon, or certain funds of fund families
•Must invest all Premium Payments in a selected model
•May participate in only one model at a time
•Models cannot be combined with other models or individual investment option elections
•May be required to select a model under a benefit's investment restrictions
•May switch models up to 12 times per year, subject to any applicable investment restrictions
•Participation subject to quarterly rebalancing

Asset Rebalancing	Allows you to automatically rebalance Contract Value in the Sub-Accounts at a specified frequency to the asset allocation percentages that you previously selected.	•Only one set of asset allocation instructions at a time •FAF excluded
Dollar Cost Averaging - Fixed Amount DCA	Provides for automatic, periodic transfers of fixed amounts from the FAF to other investment options	•FAF may not be available for investment •Transfers may be monthly or quarterly •Must perform at least three transfers to remain in the program
Dollar Cost Averaging - Earnings/Interest DCA	Provides for automatic, periodic transfers of earnings or interest from investment options to other investment options	•FAF may not be available for investment •Transfers may be monthly or quarterly •Must perform at least three transfers to remain in the program
Automatic Income Program	Provides for automatic, periodic partial withdrawals up to 10% of total Premium Payments, or up to the allowable limit under an optional benefit, each Contract Year, without any early withdrawal charges
•Partial withdrawals may occur monthly, quarterly, semi-annually or annually
•Minimum amount of each withdrawal is $100
•Amounts withdrawn count towards the AWA and any applicable optional benefit withdrawal limits

Death Benefit	Upon the Contract Owner's or Annuitant's death during the Accumulation Period, provides for payment of the higher of (i) Total Premium Payments, (ii) Contract Value, or (iii) Maximum Contract Value
•Partial Surrenders may significantly reduce the benefit, including by more than the amount withdrawn
•Increases to Maximum Anniversary Value are only calculated prior to the 81st birthday
•Terminates upon entering the Annuity Period
•Advisory fee withdrawals impact the benefit in the same manner as any other partial withdrawal, therefore such withdrawals may significantly reduce the benefit by more than the amount withdrawn

Hospital or Skilled Health Care facility confinement waiver (Nursing Home Waiver)	Provides a waiver of surrender charges if a covered person is confined to a defined facility	•A covered person must meet the preset conditions for a preset amount to time to qualify for the waiver of surrender charges on a full or partial withdrawal.
9. Death Benefit
a.Standard Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:
•The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or
•The Contract Value of your Contract; or
•The Maximum Anniversary Value, which is described below.
The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
•Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and
•Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.
If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
•Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and
•Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
b. Optional Death Benefit
Optional Death Benefit — This rider/option can no longer be elected or added after you purchase your Contract.
You may have elected the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:
•Your Contract Value on the date we add the Optional Death Benefit to your Contract;
•Plus any Premium Payments made after the date the Optional Death Benefit is added;
•Minus any partial Surrenders after the Optional Death Benefit is added;
•Compounded daily at an annual interest rate of 5%.
If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.
On or after the deceased’s 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.
The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see Appendix I.
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.
You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:
•The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or
•The Maximum Anniversary Value; or
•Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.
We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

For example: Assuming that:
• The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,
• You elected the Earnings Protection Benefit when you purchased your Contract,
• You made a single Premium Payment of $100,000,
• You took no partial Surrenders,
• The Contract Value on the date we receive proof of death was $400,000.
We would calculate the Contract gain as follows:
• Contract Value on the date we receive proof of death equals $400,000,
• minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.
To determine if the cap applies:
• We calculate the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),
• plus Premium Payments made since that date ($0),
• minus Premium Payments made in the 12 months prior to death ($0).

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so we take 40% of $200,000 or $80,000 and add that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:
•If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.
•Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.
•If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.
Additional Information about the Death Benefits
For more information on how these optional benefits may affect your taxes, please see the Section 13. “Federal Tax Considerations,” under the sub-section entitled “Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans.”
The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by us after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:
•The aggregate Premium Payments minus any Surrenders;
•The aggregate Contract Value plus $1 million.
However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:
•The aggregate Contract Value; plus
•The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.
Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.
Withdrawals to Pay Advisory Fees
If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services, and you direct us to deduct your advisory fees from your Contract Value, we will treat that deduction as a withdrawal from your Contract Value. Advisory fee withdrawals have the same impact on the value of the death benefit, including the standard death benefit, as any other partial Surrenders. As such, advisor fee withdrawals can severely affect the value of any guaranteed withdrawal benefit and or guaranteed death benefit under your Contract. Such withdrawals may reduce your benefit on a proportional basis rather than by the dollar amount actually surrendered, as illustrated in the example below. Contract Owners should discuss the impact of deducting advisory fees from Contract Value with their financial intermediaries prior to making any election.
This hypothetical example shows only the impact to the total Premium Payments component of your death benefit. Since the advisory fee is deducted from your Contract Value, all components of the death benefit will be impacted as prescribed in the death benefit definition. Partial surrenders reduce the total Premium Payments dollar for dollar. The total Premium Payments equal $100,000. There is a 1 percent annual advisory fee on the initial Premium Payment which equals $1,000 per contract year fee. After 10 years of deducting $1,000 from the total Premium Payments, that component of the death benefit is $90,000.

How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Talcott Resolution Pathways Program” (formerly "Safe Haven"). Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to the Talcott Resolution Pathways Program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the FAF and is not subject to minimum interest rates prescribed by state non-forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Talcott Resolution Pathways Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying CDSCs.
The Beneficiary of a non-qualified Contract or IRA may also elect the “Single Life Expectancy Only” option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS Life expectancy tables. This option is subject to different limitations and conditions on whether the Contract is non-qualified or an IRA.
Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.
If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and a Beneficiary is the Contract Owner’s spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.
If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, we will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.
If you elect the Deferral Option and if your Spouse continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.
If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives a payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary receives a payout at death, if any.
These are the most common Death Benefit scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options, including those that may not result in a payout at death please see the section entitled “Annuity Payouts” and the Death Benefit section of your Contract. If you have questions about these and any other scenarios, please contact your Investment Professional or us.
See Appendix D for more information on the Annuity Commencement Date Deferral Option.
10. Optional Withdrawal Benefit
a.    Principal First
The Annuity Commencement Date Deferral Option rider is available if you have elected the Principal First rider. (See below for impacts.)

Objective
Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.
How does this rider help achieve this goal?
This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
Principal First - Step-Up
Any time after the 5th year Principal First has been in effect, you may elect to “step-up” the benefit. If you choose to step-up the benefit, your Benefit Amount is recalculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to step-up if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the step-up benefit has been in place, you may choose to step-up the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can step up without waiting for the 5th year their Contract has been in force.
We currently allow you to step-up on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a step-up to occur on your Contract Anniversary. At the time you elect to step-up, we may be charging more for Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon step-up we will charge you the current charge. Before you decide to step-up, you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect step-ups that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:
•We will accept requests for a step-up in writing, verbally or electronically, if available.
•Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election.
•We will not accept any written election request received more than thirty (30) days prior to an election date.
•We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.
•If an election form is received in good order within the 30 days prior to an election date, the step-up will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.
•We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.
•Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.
When can you buy this rider?
Principal First rider is closed to new investors and post issue election.
What are the impacts of electing the Annuity Commencement Date Deferral Option rider?
If you elect the Annuity Commencement Date Deferral Option, this rider, including any guaranteed income benefit, death benefit settlement option and any annuitization option under this rider (i) will be terminated in their entirety; (ii) the charge for this rider will no longer be assessed; and (iii) your Contract will then be subject to the contract minimum rules. If, however, you are receiving Automatic Income Payments under this rider, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your Contract and pay the full Surrender Value. For more details, see the Annuity Commencement Date Deferral Option section, which is immediately prior to the subsection titled Annuity Payouts in The Contract section.
How is the charge for this rider calculated?
The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.
We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.
We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners due to a change of ownership of this Contract.
Does the Benefit Amount change under this rider?
Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.
Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.
You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.
Partial Surrenders reduce the potential for step-ups.
Excess withdrawals may significantly reduce or termination this benefit.
See Example 1 and 7 under Principal First in Appendix D.
Is this rider designed to pay you withdrawal benefits for your lifetime?
No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.
If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.
Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment. See Example 2 under Principal First in Appendix D.
Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your AWA. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.
Guaranteed withdrawals may begin at any time after issuance.
If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A.If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.
B.If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:
(i)The Contract Value immediately following the partial Surrender; or
(ii)The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.
See Examples 3 through 6 for Principal First in Appendix D.
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), beginning in the calendar year in which the individual attains (a) age 70½ for those born before July 1, 1949 or (b) age 72 for those born on or after July 1, 1949. These withdrawals are called Required Minimum Distributions. An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.
Is this rider designed to pay you Death Benefits?
No. However, partial Surrenders will reduce the standard Death Benefit.
Does this rider replace standard Death Benefits?
No.
Can you revoke this rider?
No. However, a Company-sponsored exchange of this rider will not be considered a revocation or termination of this rider.
What effect do partial or full Surrenders have on your benefits under this rider?
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your AWA. Surrenders in excess of your Benefit Payment include any applicable CDSC.
Surrenders can severely affect the value of the benefit. If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.
If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services, and you direct us to deduct your advisory fees from your Contract Value, we will treat that deduction as a withdrawal from your Contract Value. Advisory fee withdrawals will therefore have the same impact on the benefit as any other partial Surrender and can severely affect the value of the benefit. Contract Owners should discuss the impact of deducting advisory fees from Contract Value with their financial intermediary prior to making any election.
For examples of how partial Surrenders (including advisory fee withdrawals) may impact the benefit, see "Principal First" under Appendix C - Principal First Examples.
What happens if you change ownership?
If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:
•The Benefit Amount immediately prior to the ownership change or assignment; or
•The Contract Value at the time of the ownership change or assignment.
The Benefit Payment will then be reset to 7% of the new Benefit Amount.
If the Owner dies and the sole Beneficiary is the Owner’s Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.
You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?
Yes. If the Owner dies and the Beneficiary is the deceased Owner’s Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.
What happens if you annuitize your Contract?
You may elect the annuitization option at any time. If you annuitize your Contract, you may choose the Principal First Annuity Payout Option ("PF" Annuity Payout Option") in addition to those Annuity Payout Options offered in the Contract. Under the PF Annuity Payout Option we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.
This option may not be available if your Contract is issued to qualify under Section 401, 403, 408 or 457 of the Internal Revenue Code of 1986, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.
Are there restrictions on how you must invest?
No.
Are there restrictions on the amount of subsequent Premium Payments?
No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.
Can we aggregate contracts?
We reserve the right to treat all Contracts issued to you by us as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.
Other information
•The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.
•Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.
•Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.
•Additional Premium Payments made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional Premium Payment restores the Benefit Amount to the previous Benefit Amount.
•Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available after the Annuity Commencement Date may be less than Benefit Payments.
•There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.
•The fee for this rider may increase if and when a step-up is elected. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Fee Table and this section.
•When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.
•Withdrawals can deplete and even eliminate death benefits.
•If you are enrolled in the Automatic Income Program ("AIP") it is important for you to take into account the Benefit Payment. It may be necessary to adjust your AIP payout each year. If your Benefit Payment changes, we do not automatically adjust payments under the AIP nor do we prompt you to do so.

11. Other Programs Available
We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.
InvestEase® Program
InvestEase® is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.
Automatic Income Program — The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a CDSC. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your third Contract Year. Amounts taken under this Program will count towards the AWA, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Section 13. Federal Tax Considerations for more information regarding the tax consequences associated with your Contract.
Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories. Please see Appendix A for models that are available to you.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the FAF is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the AIP.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits. Such requirements and conditions help us limit our risk to an acceptable level so that we can offer the guaranteed minimum withdrawal benefit. They are intended to reduce the risk of investment losses that could require us to use our General Account assets to pay amounts due under the guaranteed minimum withdrawal benefit rider to your Contract.
If we change an asset allocation model required for maintaining a guaranteed minimum withdrawal benefit, the changes will not be applied to your existing Fund allocations. You may be required to elect a new asset allocation model in order to continue to maintain your guaranteed minimum withdrawal benefit. We will give you advance notice of the changes.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the FAF. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Investment Professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.
Occasionally, Funds may be liquidated or merged into other Funds due to actions taken by its Fund company. As a result of these actions, the Funds available in particular models may be impacted. We mail notifications of any such changes around the time they occur. If you are invested in a model, it is important to regularly review the current Fund allocations of your model with your investment professional to determine whether they meet with your current and ongoing needs.
Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time. Rebalancing is not available for the FAF.
Dollar Cost Averaging
We offer two dollar cost averaging programs:
•Fixed Amount DCA
•Earnings/Interest DCA
These programs allow you to earn a fixed rate of interest on investments. These programs are different from the FAF. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date your instructions are received. Please consult your Investment Professional to determine the interest rate for your Program.
Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the FAF (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the FAF (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Other Program Considerations
•You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.
•We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:
•any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund;
•any Fund is liquidated — then your allocations will be directed to any available money market Fund;
•If we terminate your asset allocation model Program, then your allocations to the Funds in that model will remain invested in those Funds unless we receive instructions from you.
You may always provide us with updated instructions following any of these events.
•Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.
•If you make systematic transfers from the FAF under a Dollar Cost Averaging Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the FAF.
•We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.
•Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund’s prospectus.
•Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.
•These Programs may be adversely affected by Fund trading policies.
12. Other Information
a.State Variations
Alabama - Premium Payments are accepted during the first six Contract Years.
Maryland - The Contract minimum is $500. We will notify the owner and give the option of either withdrawing the request for a partial surrender, lowering the dollar amount or requesting a full surrender. The request will not be processed until contact has been made with the Contract Owner(s).
Massachusetts - Subsequent premiums are limited to the later of the Annuitant's 67th birthday or the 7th contract anniversary.
New York - The minimum annuity payment is $20. The Annuity Commencement Date is the Annuitant's 90th birthday. The Annuity Commencement Deferral Option is not available. The Contract minimum $1000.
Oregon - Premium Payments are accepted during the first seven Contract Years. The Fixed Accumulation Feature NAIC Index Fund is not available.
Pennsylvania - The Annuity Commencement Date is the Annuitant's 90th birthday.
Puerto Rico - The Annuity Commencement Deferral Option is not available.
Texas - The Contract minimum must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.
b. Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Separate Account, the ability of the Principal Underwriter to perform its contract with the Separate Account, or the ability of the Company to meet its obligations under the Contracts.
c. More Information
Assignment — A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.
A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

Speculative Investing — Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Contract Modification — The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
How Contracts Were Sold
We have entered into a distribution agreement with our affiliate Talcott Resolution Distribution Company, Inc. (“TDC”) under which TDC serves as the principal underwriter for the Contracts. TDC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of TDC is the same as ours.
TDC has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to TDC for sales of the Contracts by Financial Intermediaries. TDC, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2022. Contracts were sold by individuals who were appointed by us as insurance agents and who were investment professionals of Financial Intermediaries.
We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to investment professionals according to a Financial Intermediary’s internal compensation practices.
Affiliated broker-dealers also employed individuals called wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your investment professional’s compensation. Under certain circumstances, your investment professional may be required to return all or a portion of the commissions paid.
Check with your investment professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your investment professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your investment professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your investment professional’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
If you enter into an agreement for investment advisory services for your Contract with a financial intermediary who acts as an investment adviser and charges you an advisory fee for their services, you pay that advisory fee under your agreement with the financial intermediary. We do not intend to pay Sales Commissions to financial intermediaries who receive investment advisory fees from Contract Owners because such financial intermediaries receive compensation in connection with the Contract in the form of those advisory fees.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide in force Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for in force Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing	Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
In force Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
During 2022, we made Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities pursuant to contractual arrangements: LPL Financial Corporation, and Morgan Stanley Smith Barney, LLC, (various divisions and affiliates).
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
For the fiscal year ended December 31, 2022, Additional Payments did not in the aggregate exceed approximately $4 million or approximately 0.01% of average total individual variable annuity assets.
d. Financial Statements
You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or contact us. The back cover page of this prospectus includes instructions on how to request a Statement of Additional Information from us.
e. Cybersecurity and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There may also be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia's invasion of Ukraine and the resulting response by the United States and other countries). There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract owners.
The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries.  Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown.  The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are uncertain, as is the efficacy of government and central bank interventions.  Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID-19 public health crises and its impact on financial markets and our operations. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.
13. Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences.
The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Nonresident Aliens and Foreign Entities" below regarding annuity purchases by, or payments to, non-U.S. persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.
We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation. Although some sections below discuss certain tax considerations in connection with contract loans, this is provided as general information only. Please refer to your contract to determine if your contract contains a loan provision.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the IRS and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Company is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. We will own the assets underlying the Contracts. The income earned on such assets will be out income.
The Separate Account is taxed as part of the Company. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C.     Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1.     Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•     A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),
•     A contract acquired by the estate of a decedent by reason of such decedent’s death,
•     Certain contracts acquired with respect to tax-qualified retirement arrangements,
•     Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or
•     A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.
A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u).
However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2.     Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon exceeding certain income thresholds.
a.     Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).
i.When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.
ii.    To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.
iii.    Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.
iv.     If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services and you elect to pay the advisory fee by taking withdrawals from your Contract Value, any amounts paid may be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. and in general may be subject to federal and state income taxes and a 10% federal penalty tax.
b.     Amounts Not Received as an Annuity
i.To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”
ii.    Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”
iii.    Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).
iv.    The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.
v.    In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.
vi.    In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.
c.     Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose.
We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.b., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn.
In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.
d.     10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.
i.     If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.
ii.     The 10% penalty tax will not apply to the following distributions:
1. Distributions made on or after the date the recipient has attained the age of 59½.
2. Distributions made on or after the death of the holder or, where the holder is not an individual, the death of the primary annuitant.
3. Distributions attributable to a recipient becoming disabled.
4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).
5. Distributions made under certain annuities issued in connection with structured settlement agreements.
6. Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).
7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e.     Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f.     Required Distributions
i.     Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:
1.     If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;
2.     If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and
3.     If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.
ii.     Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.
iii.     Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.
iv.     Civil Union or Domestic Partner
    Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g.     Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h.     Partial Exchanges.
The owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). The IRS in Revenue Procedure 2011-38, indicated that a partial exchange made on or after October 24, 2011 will be treated as a tax-free exchange under Code Section 1035 if there is no distribution from or surrender of, either contract involved in the exchange within 180 days of such exchange. Amounts received as annuity payments for a period of at least 10 years on one or more lives will not be treated as distributions for this purpose. If a transfer does not meet the 180-day test, the IRS will apply general tax rules to determine the substance and treatment of the transfer.
We advise you to consult with a qualified tax adviser as to the potential tax consequences before attempting any partial exchanges.
3.     Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

•     no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,
•     no more than 70% is represented by any two investments,
•     no more than 80% is represented by any three investments and
•     no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Shares of certain Hartford Funds may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If such Fund shares are sold to nonqualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Hartford Funds will monitor such Funds’ compliance with the terms and conditions contained in the PLR.
4.     Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D.     Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:
1.     Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.
2.      Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding according to current default methodology, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. If the necessary “election out” forms are not submitted to us in a timely manner, we will withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.
Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States.
Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E.     General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F.     Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G.     Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 371⁄2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H.     Tax Disclosure Obligations
In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2009-59. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1.     Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a.     Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to take required minimum distributions ("RMDs") when the owner reaches their required beginning date (age 70½, 72, 73, or 75 depending on their date of birth) or dies, as described below, may result in imposition of a 25% (after 2022) or 50% (before 2023) additional tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 591⁄2 or dies is subject to a 10% additional tax on premature distributions, unless a special exception applies. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
b.     SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c.     SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% additional tax for failure to make a full RMD, and to the 10% additional tax on premature distributions, as described below. In addition, the 10% additional tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d.     Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed in accordance with rules similar to those of a traditional IRA. Prior to January 1, 2018, the Owner of a Traditional IRA or other qualified plan assets could recharacterize a Traditional IRA into a Roth IRA under certain circumstances. Effective January 1, 2018, a Traditional IRA or other qualified plan cannot be recharacterized as a Roth IRA. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2.     Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3.     Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments.
There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.     after the employee reaches age 591⁄2;
b.     upon the employee’s separation from service;
c.     upon the employee’s death or disability;
d.     in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or
e.     as a qualified reservist distribution upon certain calls to active duty.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4.     Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount ($22,500 for 2023). The Plan may provide for additional “catch-up” contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 701⁄2, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) distributions made after 12/31/2025 for qualified long term care distributions as described in Code Section 401(a)(39).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5.     Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, additional taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6.     Additional Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal additional taxes not just on premature distributions, but also on excess contributions and failures to take RMDs. Additional taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The additional taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
a.     Additional Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 591⁄2. However, this 10% additional tax does not apply to a distribution that is either:
(i)    made to a beneficiary (or to the employee’s estate) on or after the employee’s death;
(ii)    attributable to the employee’s becoming disabled under Code Section 72(m)(7);
(iii)    part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;
(iv)    (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);
(v)    (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);
(vi)    not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;
(vii)    certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;
(viii)    for the birth or adoption of a child under Code Section 72(t)(2)(H);
(ix)    made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or
(x)    made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% additional tax does not apply to a distribution from an IRA that is either:
(xi)    made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;
(xii)    not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or
(xiii)    for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
(xiv)     made after 12/31/2023 for certain emergency expenses pursuant to Code Section 72(t)(2)(I).
(xv) made after 12/31/2023 for domestic abuse cases pursuant to Code Section 72(t)(2)(K).
(xvi) for a terminally ill individual pursuant to Code Section 72(t)(2)(L).
(xvii) in connection with federally declared disasters pursuant to Code Section 72(t)(2)(M).
(xvii) made after 12/29/2025 for qualified long term care distributions pursuant to Code Section 72(t)(2)(N).
If the taxpayer avoids this 10% additional tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% additional tax will be applied retroactively to all the prior periodic payments (i.e., additional tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 591⁄2 and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% additional tax rate is increased to 25%.
b.     RMDs and 25% or 50% Additional Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the RMD for the year, the participant is subject to a 25% (after 2022) or 50% (before 2023) additional tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:
(i)the calendar year in which the individual attains:
(a) Age 70½ for tax years through 2019;
(b) Age 72 for tax years 2020 through 2022;
(c) Age 73 for tax years 2023 through 2032; or
(d) Age 75 for tax years after 2032.

(ii)    Except in the case of an IRA or a 5% owner, as defined in the Code, the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over:
(a) the life of such employee or over the lives of such employee and a designated beneficiary (as specified in the Code), or
(b) over a period not extending beyond the life expectancy of such employee or the life expectancy of such employee and a designated beneficiary.
Different rules apply to beneficiaries if an individual died prior to 2020 or in 2020 and subsequent years.
(i)    Individuals who died prior to 2020
(a)    If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
(b)    If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
(ii)    Individuals who die in 2020 and subsequent years
(a)    For eligible designated beneficiaries as defined in Code Section 401(a)(9)(E)(ii), the RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 72.
(b)     For all other designated beneficiaries the individual’s entire interest generally must be distributed by the end of the calendar year containing the tenth anniversary of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% additional tax for RMDs if such additional RMD amount is not timely distributed.
7.     Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.

8.     Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable additional tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either —
a.     an RMD amount;
b.     one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or
c.     any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution additional tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner.
Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a

SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% additional tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

Appendix A — Funds Available Under the Contract
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at:

Contract Version	Website Address
Leaders Outlook Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588416
Leaders Elite Outlook Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588325
Leaders Solution Outlook Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588242
Availability of portfolio companies may vary by employer. Participants should reference their plan documents for a list of available portfolio companies.
You can also request this information at no cost by calling 1-800-862-6668 or by sending an email request to asccontactus@talcottresolution.com.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Allocation	American Funds Asset Allocation Fund - Class 2 Adviser: Capital Research and Management Company	0.55%	(13.40)%	5.33%	8.10%
Fixed Income	American Funds Capital World Bond Fund - Class 2 Adviser: Capital Research and Management Company	0.72%	(17.69)%	(1.77)%	(0.50)%
International Equity	American Funds Capital World Growth and Income Fund - Class 2 Adviser: Capital Research and Management Company	0.67%*	(17.33)%	4.10%	7.77%
International Equity	American Funds Global Growth Fund - Class 2 Adviser: Capital Research and Management Company	0.66%*	(24.74)%	7.06%	10.15%
International Equity	American Funds Global Small Capitalization Fund - Class 2 Adviser: Capital Research and Management Company	0.91%*	(29.55)%	2.79%	6.84%
U.S. Equity	American Funds Growth Fund - Class 2 Adviser: Capital Research and Management Company	0.59%	(29.94)%	11.14%	13.64%
U.S. Equity	American Funds Growth-Income Fund - Class 2 Adviser: Capital Research and Management Company	0.53%	(16.49)%	7.83%	11.54%
International Equity	American Funds International Fund - Class 2 Adviser: Capital Research and Management Company	0.78%	(20.79)%	(1.03)%	3.92%
International Equity	American Funds New World Fund - Class 2 Adviser: Capital Research and Management Company	0.82%*	(22.10)%	2.32%	4.27%
Fixed Income	American Funds The Bond Fund of America - Class 2 Adviser: Capital Research and Management Company	0.46%*	(12.58)%	0.76%	1.36%
U.S. Equity	American Funds Washington Mutual Investors Fund - Class 2 Adviser: Capital Research and Management Company	0.50%*	(8.45)%	7.11%	11.30%
International Equity	AST International Equity Portfolio Adviser: Prudential Investments LLC and AST Investment Services, Inc. Subadviser: William Blair & Company LLC, Neuberger Berman Management, LLC and Jennison Associates LLC	0.99%*	(29.16)%	3.65%	6.79%
U.S. Equity	BlackRock Large Cap Focus Growth V.I. Fund - Class I Adviser: BlackRock Advisors, LLC	0.79%*	(38.11)%	7.51%	12.17%
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	0.96%*	(39.96)%	6.45%	2.20%
Sector Equity	Franklin Global Real Estate VIP Fund - Class 2† Adviser: Franklin Templeton Institutional, LLC	1.25%*	(26.06)%	0.24%	9.88%
Allocation	Franklin Income VIP Fund - Class 2 Adviser: Franklin Advisers, Inc. Subadviser: Templeton Investment Counsel, LLC	0.71%	(5.47)%	4.30%	9.74%
U.S. Equity	Franklin Large Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	1.10%	(36.54)%	7.01%	5.51%
APP A-1

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC Subadviser: Franklin Templeton Investment Management Limited	1.18%	(4.75)%	3.66%	5.40%
Allocation	Franklin Mutual Shares VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	(7.43)%	3.15%	6.60%
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	0.90%*	(10.57)%	10.04%	6.73%
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	0.91%*	(10.06)%	5.48%	11.86%
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	1.09%*	(33.69)%	7.07%	9.09%
Fixed Income	Franklin Strategic Income VIP Fund - Class 1 Adviser: Franklin Advisers, Inc.	0.81%*	(10.46)%	0.21%	9.91%
Fixed Income	Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.43%	(0.17)%	1.09%	10.81%
U.S. Equity	Invesco V.I. American Franchise Fund - Series I Adviser: Invesco Advisers, Inc.	0.86%	(31.11)%	7.66%	8.30%
U.S. Equity	Invesco V.I. American Value Fund - Series I Adviser: Invesco Advisers, Inc.	0.89%	(2.61)%	6.59%	11.83%
U.S. Equity	Invesco V.I. Core Equity Fund - Series I Adviser: Invesco Advisers, Inc.	0.80%	(20.55)%	6.19%	11.69%
U.S. Equity	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Adviser: Invesco Advisers, Inc.	0.86%	(30.98)%	8.64%	8.12%
International Equity	Invesco V.I. EQV International Growth Fund - Series I Adviser: Invesco Advisers, Inc.	0.91%	(18.31)%	1.51%	8.05%
Money Market	Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	0.28%	1.45%	1.04%	2.92%
Fixed Income	Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	0.68%	(10.29)%	(0.12)%	4.15%
U.S. Equity	Invesco V.I. Main Street Mid Cap Fund - Series I Adviser: Invesco Advisers, Inc.	0.93%	(14.26)%	5.10%	9.98%
U.S. Equity	Invesco V.I. Small Cap Equity Fund - Series I Adviser: Invesco Advisers, Inc.	0.95%	(20.51)%	5.54%	11.21%
U.S. Equity	MFS® Core Equity Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	0.83%*	(17.27)%	9.53%	9.71%
International Equity	MFS® Global Equity Series - Initial Class Adviser: Massachusetts Financial Services Company	0.92%*	(17.73)%	5.18%	4.68%
U.S. Equity	MFS® Growth Series - Initial Class Adviser: Massachusetts Financial Services Company	0.74%*	(31.63)%	9.57%	11.68%
Fixed Income	MFS® High Yield Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	0.72%*	(10.51)%	1.60%	1.39%
U.S. Equity	MFS® Investors Trust Series - Initial Class Adviser: Massachusetts Financial Services Company	0.78%*	(16.49)%	8.44%	1.13%
U.S. Equity	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	0.73%*	(19.26)%	11.95%	7.07%
U.S. Equity	MFS® Mid Cap Growth Series - Initial Class Adviser: Massachusetts Financial Services Company	0.80%*	(28.70)%	9.28%	11.05%
U.S. Equity	MFS® New Discovery Series - Initial Class Adviser: Massachusetts Financial Services Company	0.87%*	(29.76)%	7.81%	10.77%
International Equity	MFS® Research International Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	0.96%*	(17.58)%	2.69%	2.02%
U.S. Equity	MFS® Research Series - Initial Class Adviser: Massachusetts Financial Services Company	0.79%*	(17.21)%	8.90%	7.87%
Fixed Income	MFS® Total Return Bond Series - Initial Class Adviser: Massachusetts Financial Services Company	0.53%*	(13.93)%	0.19%	0.59%
Allocation	MFS® Total Return Series - Initial Class Adviser: Massachusetts Financial Services Company	0.61%*	(9.58)%	5.18%	9.79%
U.S. Equity	MFS® Value Series - Initial Class Adviser: Massachusetts Financial Services Company	0.69%*	(5.91)%	7.35%	6.24%
APP A-2

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
U.S. Equity	PSF PGIM Jennison Focused Blend Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC	1.26%	(26.04)%	6.32%	6.53%
U.S. Equity	PSF PGIM Jennison Growth Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC	1.02%	(37.85)%	7.96%	13.35%
U.S. Equity	PSF PGIM Jennison Value Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC	0.82%	(8.25)%	6.31%	13.07%
International Equity	Templeton Developing Markets VIP Fund - Class 1 Adviser: Templeton Asset Management Ltd.	1.12%*	(21.70)%	(1.40)%	1.30%
International Equity	Templeton Foreign VIP Fund - Class 2 Adviser: Templeton Investment Counsel, LLC	1.09%*	(7.61)%	(1.97)%	7.92%
International Equity	Templeton Growth VIP Fund - Class 2 Adviser: Templeton Global Advisors Limited	1.12%*	(11.50)%	(0.76)%	12.83%

*	Annual expenses reflect a contractual fee reduction under an expense reimbursement or fee waiver arrangement.
**	In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.
†	Closed to new and subsequent Premium Payments and transfers of Contract Value.
APP A-3

Asset Allocation Models
This section provides information about the asset allocation models (or Portfolio Planner Models) that may be available for participation under the contract. Models may not be available to you.
You may participate in only one asset allocation model at a time. Your investments related to an asset allocation model will be rebalanced quarterly. For additional information, see "Static Asset Allocation Models" in the prospectus.

Models Available For The Following Contracts:
Leaders Outlook Series I/IR
Leaders Elite Outlook Series I/IR
Leaders Solution Outlook Series I/IR

The Portfolio Planner Models
The following model(s) are available for the Contract(s) listed above.
The percentage allocations below apply to value in the Sub-Accounts.

Fund	Series 1150	Series 1151	Series 2106	Series 3039
American Funds Global Bond Fund	10%	7%	6%	4%
American Funds Growth-Income Fund	3%	4%	5%	6%
American Funds International Fund	3%	4%	5%	6%
American Funds The Bond Fund of America	20%	15%	11%	9%
American Funds Washington Mutual Investors Fund	5%	7%	8%	9%
Franklin Large Cap Growth VIP Fund	5%	6%	7%	8%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	5%
Franklin Small-Mid Cap Growth VIP Fund	2%	3%	3%	4%
Invesco V.I. Government Securities Fund	25%	19%	16%	11%
Invesco V.I. Small Cap Equity Fund	2%	3%	4%	5%
MFS High Yield Portfolio	15%	19%	17%	16%
MFS Investors Trust Series	3%	4%	5%	7%
Templeton Developing Markets VIP Fund	2%	3%	4%	4%
Templeton Foreign VIP Fund	3%	3%	5%	6%
Total	100%	100%	100%	100%
APP A-4

Appendix A.1 Funds by Product
Investment options available to your specific Contract are listed in the following table.

Portfolio Company and Adviser/Subadviser	Leaders Elite Outlook Series I/IR (TL/TLA)	Leaders Outlook Series I/IR (TL/TLA)	Leaders Solution Outlook Series I/IR (TL/TLA)
American Funds Asset Allocation Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X
American Funds Capital World Bond Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X
American Funds Capital World Growth and Income Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X
American Funds Global Growth Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X
American Funds Global Small Capitalization Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X
American Funds Growth Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X
American Funds Growth-Income Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X
American Funds International Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X
American Funds New World Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X
American Funds The Bond Fund of America - Class 2 Adviser: Capital Research and Management Company	X	X	X
American Funds Washington Mutual Investors Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X
AST International Equity Portfolio
Adviser: Prudential Investments LLC and AST Investment Services, Inc.
Subadviser: William Blair & Company LLC, Neuberger Berman Management, LLC and Jennison Associates LLC	X
BlackRock Large Cap Focus Growth V.I. Fund - Class I Adviser: BlackRock Advisors, LLC			X
Franklin DynaTech VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.		X
Franklin Global Real Estate VIP Fund - Class 2† Adviser: Franklin Templeton Institutional, LLC	X	X	X
Franklin Income VIP Fund - Class 2 Adviser: Franklin Advisers, Inc. Subadviser: Templeton Investment Counsel, LLC	X	X	X
Franklin Large Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	X	X	X
Franklin Mutual Global Discovery VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC Subadviser: Franklin Templeton Investment Management Limited	X	X	X
Franklin Mutual Shares VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC	X	X	X
Franklin Rising Dividends VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	X	X	X
Franklin Small Cap Value VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	X	X	X
Franklin Small-Mid Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	X	X	X
Franklin Strategic Income VIP Fund - Class 1 Adviser: Franklin Advisers, Inc.	X	X	X
Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X
Invesco V.I. American Franchise Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X
APP A.1-1

Portfolio Company and Adviser/Subadviser	Leaders Elite Outlook Series I/IR (TL/TLA)	Leaders Outlook Series I/IR (TL/TLA)	Leaders Solution Outlook Series I/IR (TL/TLA)
Invesco V.I. American Value Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X
Invesco V.I. Core Equity Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X
Invesco V.I. Discovery Mid Cap Growth Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X
Invesco V.I. EQV International Growth Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X
Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	X	X	X
Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X
Invesco V.I. Main Street Mid Cap Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X
Invesco V.I. Small Cap Equity Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X
MFS® Core Equity Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X
MFS® Global Equity Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X
MFS® Growth Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X
MFS® High Yield Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X
MFS® Investors Trust Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X
MFS® Mid Cap Growth Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X
MFS® New Discovery Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X
MFS® Research International Portfolio - Initial Class Adviser: Massachusetts Financial Services Company		X
MFS® Research Series - Initial Class Adviser: Massachusetts Financial Services Company		X
MFS® Total Return Bond Series - Initial Class Adviser: Massachusetts Financial Services Company		X
MFS® Total Return Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X
MFS® Value Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X
PSF PGIM Jennison Focused Blend Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC	X
PSF PGIM Jennison Growth Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC	X
PSF PGIM Jennison Value Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC	X
Templeton Developing Markets VIP Fund - Class 1 Adviser: Templeton Asset Management Ltd.	X	X	X
Templeton Foreign VIP Fund - Class 2 Adviser: Templeton Investment Counsel, LLC	X	X	X
Templeton Growth VIP Fund - Class 2 Adviser: Templeton Global Advisors Limited	X	X	X
APP A.1-2

Appendix B — Death Benefit — Examples
The examples below illustrate the general operation and calculation of the benefit, as well as the impact that a partial Surrender (including an advisory fee withdrawals) may have on the benefit. Please note that these examples are based on hypothetical assumptions and do not reflect actual Contract performance.
Example 1:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $95,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $102,000.
Example 2:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $105,000.
Example 3:
Your Contract does not have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000. Your Maximum Anniversary Value is reduced by the amount of the partial surrender and is $85,000.
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $85,000.
Example 4:
Your Contract does have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000. The Contract Value prior to the partial Surrender is $100,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000.
Due to the 2002 Amendatory Rider the Maximum Anniversary Value is adjusted proportionally for the partial surrender. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Maximum Anniversary Value prior to the Surrender. To determine the new Maximum Anniversary Value, that total is then subtracted from the Maximum Anniversary Value prior to the Surrender.

$20,000	partial Surrender divided by
$100,000	Contract Value prior to Surrender equals
.2	multiplied by
$105,000	Maximum Anniversary Value for a total of
$21,000	to be deducted from the Interest Accumulation Value equals
$84,000	the new Maximum Anniversary Value
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $84,000.
Example 5
You elected the Optional Death Benefit rider
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
APP B-1

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$108,000	Contract Value prior to Surrender equals
0.09259	multiplied by
$105,000	Interest Accumulation Value for a total of
$9,722	to be deducted from the Interest Accumulation Value equals
$95,278	the new Interest Accumulation Value
The adjusted Maximum Anniversary Value $108,000 minus $10,000 which equals $98,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $98,000.
Example 6
You have elected the Optional Death Benefit
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$92,000	Contract Value prior to Surrender equals
0.10870	multiplied by
$105,000	Interest Accumulation Value for a total of
$11,413	to be deducted from the Interest Accumulation Value equals
$93,587	the new Interest Accumulation Value
The adjusted Maximum Anniversary Value $92,000 minus $10,000 which equals $82,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $93,587.
APP B-2

Appendix C — Principal First — Examples
The examples below illustrate the general operation and calculation of the benefit, as well as the impact that a partial Surrender (including an advisory fee withdrawals) may have on the benefit. Please note that these examples are based on hypothetical assumptions and do not reflect actual Contract performance.
Example 1: Assume you select this rider when you purchase your Contract and your initial Premium Payment is $100,000.
•Your Benefit Amount is $100,000, which is your initial Premium Payment.
•Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then
•Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).
•Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then
•Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).
•Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:
•First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”
•Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:
•First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”
•Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:
•First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”
•Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.
Example 7: If you elect to “step up” this rider after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then
•We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.
•Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.
APP C-1

Appendix D — ACD Deferral Option — Examples
This example is intended to help you compare the total and taxable amounts of annuity payments if you annuitize your contract on its Annuity Commencement Date to the total and taxable amounts of annuity payments if you elect the Deferral Option and either die at age 100 under circumstances which trigger payment of a Death Benefit or annuitize your contract on the Annuitant’s 100th birthday.
This example should not be considered to be a representation of the actual total or taxable amounts nor a representation of the tax consequences of receipt of those total or taxable amounts. The consequences of receipt of those total and taxable amounts depend on many factors outside the scope of this example.
This example assumes that on the Annuity Commencement Date:
The annuitant is age 90.
Your Contract Value is $250,000.
Your investment (tax basis) in your Contract is $175,000.
Your Contract is non-Qualified.
The amounts shown in this example will vary depending on the annuitization option chosen and whether you elect variable payouts, fixed payouts or a combination of variable and fixed payouts. In addition, the exclusion ratio depends on factors including your investment into the Contract, the Contract Value and the length of time that annuity payments will continue. For Payout Options which include a Life Annuity, the exclusion ratio may also depend on your life expectancy at the time annuity payments begin.
As you consider this example, please note that to make a direct comparison between the total and taxable amounts received through annuitization at the original Annuity Commencement Date (age 90) and received at the Deferred Annuity Commencement Date, you must calculate the results of investment of the amount received at age 90 for the ten-year period until age 100. Factors to consider in this calculation include:
•Your assumed net rate of return for this period;
•The amount that you would pay in taxes related to this amount; and
•Potential changes in laws including tax laws that may affect your investment and taxes.
Total and taxable amounts if you choose to annuitize your Contract on your Annuity Commencement Date:
To calculate the total and taxable amounts, this example assumes:
You elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option.
Your annual payment is equal to $29,637. Based on these assumptions:
Your exclusion ratio is 0.5905 ($175,000 divided by ($29,637 times 10)).
The annual excludable amount is $17,500 ($29,637 times 0.5905). The annual taxable amount is $12,137.
After 10 years, you will receive total payments of $296,370 of which $121,370 is taxable.
Total and taxable amounts if you elect the Annuity Commencement Date Deferral Option and defer your Annuity Commencement Date to age 100:
This example assumes:
Your Contract has a 4% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, your Contract Value at age 100 is $370,061.
If you die at age 100 and a Death Benefit is payable:
Your beneficiary receives the $370,061 Contract Value as a Death Benefit in one lump sum.
$195,061 ($370,061 minus $175,000) of the amount is taxable to the beneficiary.
If you annuitize at age 100 and elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
Your annual payment is equal to $43,870.
Based on this assumption:
Your exclusion ratio will be 0.3989 ($175,000 divided by ($43,870 times 10)).
Your annual excludable amount is $17,500 ($43,870 times 0.3989).
Your annual taxable amount is $26,370.
After 10 years, you will receive total payments of $438,700, of which $263,700 is taxable.

APP D-1

The Statement of Additional Information ("SAI") contains additional information about the Contract, us and the Separate Account, including financial statements. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus. The SAI is not your personal Variable Annuity Quarterly Statement.
You may request a free copy of the SAI or submit inquiries by:
1)    mailing: Talcott Resolution, P. O. Box, 14293, Lexington, KY 40512-4293
2)    calling: 1-800-862-6668
3)    emailing: asccontactus@talcottresolution.com
4)    Visiting:

Class of Contract	Website Address
Leaders Outlook Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588416
Leaders Elite Outlook Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588325
Leaders Solution Outlook Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588242
You may also obtain reports and other information about the Separate Account on the SEC's website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Identifier:     Leaders Outlook Series I/IR: C000005963
Leaders Elite Outlook Series I/IR: C000059457
Leaders Solution Outlook Series I/IR: C000059458

Statement of Additional Information
Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven

Leaders Outlook Series I/IR
Leaders Elite Outlook Series I/IR
Leaders Solution Outlook Series I/IR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293, call 1-800-862-6668, email us at asccontactus@talcottresolution.com, or visit:

Class of Contract	Website Address
Leaders Outlook Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588416
Leaders Elite Outlook Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588325
Leaders Solution Outlook Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588242

Date of Prospectus: May 1, 2023
Date of Statement of Additional Information: May 1, 2023

General Information and History
Talcott Resolution Life and Annuity Insurance Company
We are a stock life insurance company. Talcott Resolution Life and Annuity Insurance Company (formerly Hartford Life and Annuity Insurance Company) is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Talcott Resolution was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Talcott Resolution is a subsidiary of Talcott Resolution Life Insurance Company. Our corporate offices are located at 1 Griffin Road North, Windsor, Connecticut 06095-1512. Effective on or about September 1, 2023, our corporate offices will be located at 1 American Row, Hartford, CT 06103. In May 2018 the business was sold by The Hartford Financial Services Group, Inc. to a consortium of investors and renamed Talcott Resolution. On June 30, 2021, pursuant to the Agreement and Plan of Merger dated as of January 18, 2021, by and among Talcott Financial Group, Ltd. (formerly, Sutton Holdings Investments, Ltd.) (“Buyer”), Sutton Holdings Merger Sub, L.P., Talcott Holdings, LP (formerly, Hopmeadow Holdings, LP) (“THLP”) and Talcott Financial Group GP, LLC (formerly, Hopmeadow Holdings GP, LLC), the owners of THLP sold all of the issued and outstanding equity interests in THLP, a parent of Talcott Resolution Life and Annuity Insurance Company, to Buyer, an affiliate of Sixth Street, a global investment firm. We are ultimately controlled by A. Michael Muscolino and Alan Waxman.
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven
The Sub-Accounts are part of Talcott Resolution Life and Annuity Insurance Company Separate Account Seven, a segregated asset account of Talcott Resolution. The Separate Account is registered as a unit investment trust under the 1940 Act and was established on April 1, 1999. The Separate Account meets the definition of “separate account” under federal securities laws. The Separate Account holds only assets for variable annuity contracts.
Non-Principal Risks of Investing in the Contract
Mixed and Shared Funding Risk
Fund shares may be sold to our other Separate Accounts or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Money Market Fund Redemption Risk
The Invesco V.I. Government Money Market Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions or exchanges. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the 1940 Act. Further detail regarding these changes is set forth in the Fund's prospectus. We may postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions in compliance with rules of the SEC or an order of the SEC.
Services
Experts
The statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company as of December 31, 2022 and 2021, and for each of the three years in the period ended December 31, 2022 included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which expresses an adverse opinion on the statutory-basis financial statements on the basis of Accounting Principles Generally Accepted in the United States of America and an unmodified opinion in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. The financial statements of each of the individual Sub-Accounts which comprise Talcott Resolution Life and Annuity Insurance Company Separate Account Seven as of December 31, 2022, included in this Statement of Additional Information, have also been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Exela Technologies
Exela Technologies ("Exela"), which has its principal office at 2701 E. Grauwyler Road, Irving, TX 85061, provides certain mail room and indexing services to us in connection with our administration of our annuity products. Exela is not affiliated with us, the Separate Account(s) or any of our affiliates, including the Contract's principal underwriter, Talcott Resolution Distribution Company, Inc. We pay Exela for its services on a monthly basis for the work performed based on volume and and its complexity. For 2022, the dollar amount of fees paid to Exela were $321,357.61.
2

Cognizant Worldwide Limited
Cognizant Worldwide Limited (“Cognizant”) which has its principal office at 1 Kingdom Street, Paddington Central, London, United Kingdom W2 6BD, previously provided business processing outsourcing services and mail room services to us in connection with our administration of our annuity products through 2021. Cognizant is not affiliated with us, the Separate Account or any of our affiliates, including the Contract's principal underwriter, Talcott Distribution Services Company, Inc. We formerly paid Cognizant for its services on a monthly basis for the hours worked and also for per usage fees for other charges. For 2021-2022, the dollar amount of fees paid to Cognizant were: 2021: $505,535 and 2020: $1,462,378.
Underwriters
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Talcott Resolution Distribution Company, Inc. (“TDC”). TDC serves as Principal Underwriter for the securities issued with respect to the Separate Account. TDC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. TDC is an affiliate of ours. Both TDC and Talcott Resolution are ultimately controlled by A. Michael Muscolino and Alan Waxman. The principal business address of TDC is 1 Griffin Road North, Windsor, CT 06095-1512. Effective on or about September 1, 2023, principal business address will be located at 1 American Row, Hartford, CT 06103.
Talcott Resolution currently pays TDC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to TDC in its role as Principal Underwriter has been: 2022: $13,804,634; 2021: $19,733,256; and 2020: $16,230,886.
Other Information
Safekeeping of Assets
We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Financial Statements
The financial statements of the Company and the Separate Account for the year ended December 31, 2022 follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.
3

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contract Owners of Talcott Resolution Life and Annuity Insurance Company Separate Account Seven and the Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Seven (the “Account”), as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

American Century VP Value Fund	Hartford International Opportunities HLS Fund
American Century VP Growth Fund	Hartford Ultrashort Bond HLS Fund
AB VPS Balanced Hedged Allocation Portfolio*	Hartford Small Company HLS Fund
*(Formerly AB VPS Balanced Wealth Strategy Portfolio)	Hartford SmallCap Growth HLS Fund
AB VPS International Value Portfolio	Hartford Stock HLS Fund
AB VPS Small/Mid Cap Value Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio
AB VPS Sustainable International Thematic Portfolio*	Lord Abbett Series Fund - Dividend Growth Portfolio
*(Formerly AB VPS International Growth Portfolio)	Lord Abbett Series Fund - Bond Debenture Portfolio
Invesco V.I. Core Equity Fund	Lord Abbett Series Fund - Growth and Income Portfolio
Invesco V.I. Government Securities Fund	MFS® Growth Series
Invesco V.I. High Yield Fund	MFS® Global Equity Series
Invesco V.I. EQV International Equity Fund*	MFS® Investors Trust Series
*(Formerly Invesco V.I. International Growth Fund)	MFS® Mid Cap Growth Series
Invesco V.I. Main Street Mid Cap Fund®	MFS® New Discovery Series
Invesco V.I. Small Cap Equity Fund	MFS® Total Return Series
Invesco V.I. Balanced-Risk Allocation Fund	MFS® Value Series
Invesco V.I. Diversified Dividend Fund	MFS® Total Return Bond Series
Invesco V.I. Government Money Market Fund	MFS® Research Series
American Century VP Mid Cap Value Fund	MFS® High Yield Portfolio
American Funds Insurance Series® Capital World Bond Fund®	BlackRock Global Allocation V.I. Fund
American Funds Insurance Series® Capital World Growth and Income Fund®	BlackRock Large Cap Focus Growth V.I. Fund
American Funds Insurance Series® Asset Allocation Fund	BlackRock Equity Dividend V.I. Fund
American Funds Insurance Series® Washington Mutual Investors FundSM	Morgan Stanley VIF Core Plus Fixed Income Portfolio
American Funds Insurance Series® The Bond Fund of America®	Morgan Stanley VIF Growth Portfolio
American Funds Insurance Series® Global Growth Fund	Morgan Stanley VIF Discovery Portfolio
American Funds Insurance Series® Growth Fund	Invesco V.I. American Value Fund
American Funds Insurance Series® Growth-Income Fund	BlackRock Capital Appreciation V.I. Fund
American Funds Insurance Series® International Fund	Invesco V.I. Capital Appreciation Fund
American Funds Insurance Series® New World Fund®	Invesco V.I. Global Fund
American Funds Insurance Series® Global Small Capitalization Fund	Invesco V.I. Main Street Fund®
Allspring VT Omega Growth Fund	Invesco V.I. Main Street Small Cap Fund®
Fidelity® VIP Growth Portfolio	Putnam VT Diversified Income Fund
Fidelity® VIP Contrafund® Portfolio	Putnam VT Global Asset Allocation Fund
Fidelity® VIP Mid Cap Portfolio	Putnam VT Growth Opportunities Fund
Fidelity® VIP Value Strategies Portfolio	Putnam VT International Value Fund
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Putnam VT International Equity Fund
Fidelity® VIP Strategic Income Portfolio	Putnam VT Multi-Cap Core Fund
Franklin Rising Dividends VIP Fund	Putnam VT Small Cap Value Fund
Franklin Income VIP Fund	Putnam VT Large Cap Value Fund

Franklin Large Cap Growth VIP Fund	PIMCO VIT All Asset Portfolio
Franklin Global Real Estate VIP Fund	PIMCO StocksPLUS® Global Portfolio
Franklin Small-Mid Cap Growth VIP Fund	PIMCO VIT Global Managed Asset Allocation Portfolio
Franklin Small Cap Value VIP Fund	PSF PGIM Jennison Focused Blend Portfolio
Franklin Strategic Income VIP Fund	PSF PGIM Jennison Value Portfolio
Franklin Mutual Shares VIP Fund	Invesco V.I. Growth and Income Fund
Templeton Developing Markets VIP Fund	Invesco V.I. Comstock Fund
Templeton Foreign VIP Fund	Invesco V.I. American Franchise Fund
Templeton Growth VIP Fund	Allspring VT Index Asset Allocation Fund
Franklin Mutual Global Discovery VIP Fund	Allspring VT International Equity Fund
Franklin DynaTech VIP Fund	Allspring VT Small Cap Growth Fund
Templeton Global Bond VIP Fund	Allspring VT Discovery Fund
Hartford Balanced HLS Fund	Allspring VT Opportunity Fund
Hartford Total Return Bond HLS Fund	MFS® Core Equity Portfolio
Hartford Capital Appreciation HLS Fund	MFS® Massachusetts Investors Growth Stock Portfolio
Hartford Dividend and Growth HLS Fund	MFS® Research International Portfolio
Hartford Disciplined Equity HLS Fund

We have also audited the accompanying statements of assets and liabilities of Hartford MidCap HLS Fund, AB VPS Growth and Income Portfolio, BlackRock Managed Volatility V.I. Fund, BlackRock S&P 500 Index V.I. Fund, and Invesco V.I. Discovery Mid Cap Growth Fund, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Hartford MidCap HLS Fund	December 31, 2022	Year ended December 31, 2022	Two years in the period ended December 31, 2022	Two years in the period ended December 31, 2022 and the period from September 18, 2020 to December 31, 2020
AB VPS Growth and Income Portfolio	December 31, 2022	Year ended December 31, 2022	Two years in the period ended December 31, 2022	Three years in the period ended December 31, 2022 and the period from April 30, 2019 to December 31, 2019
BlackRock Managed Volatility V.I. Fund	December 31, 2022	Year ended December 31, 2022	Two years in the period ended December 31, 2022	Four years in the period ended December 31, 2022 and the period from April 20, 2018 to December 31, 2018
BlackRock S&P 500 Index V.I. Fund	December 31, 2022	Year ended December 31, 2022	Two years in the period ended December 31, 2022	Four years in the period ended December 31, 2022 and the period from April 20, 2018 to December 31, 2018
Invesco V.I. Discovery Mid Cap Growth Fund	December 31, 2022	Year ended December 31, 2022	Two years in the period ended December 31, 2022	Two years in the period ended December 31, 2022 and the period from April 30, 2020 to December 31, 2020

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Seven as of December 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Hartford, Connecticut

April 17, 2023

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life and Annuity Insurance Company Separate Account Seven since 2002.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2022

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Sustainable International Thematic Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	7,143,227	9,058,362	5,969,500	892,832	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	3,383,804	1,060,136	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	58,270,427	106,847,660	609,088	39,215,300
class S2	—	—	—	—	—	—	3,020,622	—	—	22,650,627
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	3,383,804	1,060,136	7,143,227	9,058,362	5,969,500	892,832	61,291,049	106,847,660	609,088	61,865,927
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	286	61	1,083	4,805	4,617	201	26,394	35,995	62	47,167
Other assets	1	—	—	—	1	—	—	—	—	—
Total assets	3,384,091	1,060,197	7,144,310	9,063,167	5,974,118	893,033	61,317,443	106,883,655	609,150	61,913,094

Liabilities:
Due to Sponsor Company	286	61	1,083	4,805	4,617	201	26,394	35,995	62	47,167
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	3	3	—	—	1	3	—	3
Total liabilities	286	61	1,086	4,808	4,617	201	26,395	35,998	62	47,170

Net assets:
For contract liabilities	$3,383,805	$1,060,136	$7,143,224	$9,058,359	$5,969,501	$892,832	$61,291,048	$106,847,657	$609,088	$61,865,924

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	7,143,224	9,058,359	5,969,501	892,832	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	3,383,805	1,060,136	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	58,270,427	106,847,657	609,088	39,215,297
class S2	—	—	—	—	—	—	3,020,621	—	—	22,650,627
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$3,383,805	$1,060,136	$7,143,224	$9,058,359	$5,969,501	$892,832	$61,291,048	$106,847,657	$609,088	$61,865,924

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	876,470	702,199	364,216	55,732	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	271,573	77,101	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	2,373,541	10,599,966	135,353	1,355,055
class S2	—	—	—	—	—	—	123,796	—	—	796,996
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	271,573	77,101	876,470	702,199	364,216	55,732	2,497,337	10,599,966	135,353	2,152,051

Cost	$2,613,732	$1,148,675	$9,155,897	$9,107,639	$6,446,242	$1,097,107	$74,110,350	$124,972,679	$624,797	$68,346,516

Deferred contracts in the accumulation period:
Units owned by participants #	122,729	36,327	447,661	1,237,104	220,436	83,415	2,568,713	87,979,742	71,696	15,496,982
Minimum unit fair value #*	$25.724852	$27.728046	$13.165823	$5.970129	$21.890326	$8.421353	$17.525556	$1.020185	$1.745972	$2.284814
Maximum unit fair value #*	$28.944111	$31.158088	$22.726310	$14.355854	$41.378256	$17.090075	$31.080033	$8.730798	$12.580226	$21.204620
Contract liability	$3,358,763	$1,060,136	$6,979,015	$9,021,872	$5,963,024	$878,388	$60,718,246	$105,805,672	$609,088	$61,494,113

Contracts in payout (annuitization) period:
Units owned by participants #	961	—	10,862	5,209	241	1,436	23,230	829,119	—	103,734
Minimum unit fair value #*	$25.724852	$—	$14.714633	$6.672683	$25.768083	$10.061908	$19.732967	$1.201768	$—	$2.691393
Maximum unit fair value #*	$28.944111	$—	$22.726310	$7.569339	$27.750786	$10.061908	$28.020722	$1.431786	$—	$21.105417
Contract liability	$25,042	$—	$164,209	$36,487	$6,477	$14,444	$572,802	$1,041,985	$—	$371,811

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	33,541,128	100,318,303	426,972,969
class 4	—	—	—	—	—	—	—	3,892,411	15,570,304	16,913,172
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	1,209,828	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	603,869	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	63,812,534	32,180,447	—	—	143,860,325	—	—	—	—	—
class S2	843,024	7,866,705	5,033,764	130,198	2,456,151	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	64,655,558	40,047,152	5,033,764	130,198	146,316,476	603,869	1,209,828	37,433,539	115,888,607	443,886,141
Due from Sponsor Company	—	—	—	—	15,056	—	14,922	—	—	—
Receivable for fund shares sold	38,798	28,728	411	146	—	33	—	36,478	28,689	218,258
Other assets	—	—	—	—	145	1	—	—	2	1
Total assets	64,694,356	40,075,880	5,034,175	130,344	146,331,677	603,903	1,224,750	37,470,017	115,917,298	444,104,400

Liabilities:
Due to Sponsor Company	38,798	28,728	411	146	—	33	—	36,478	28,689	218,258
Payable for fund shares purchased	—	—	—	—	15,056	—	14,922	—	—	—
Other liabilities	1	3	—	1	—	—	1	4	—	—
Total liabilities	38,799	28,731	411	147	15,056	33	14,923	36,482	28,689	218,258

Net assets:
For contract liabilities	$64,655,557	$40,047,149	$5,033,764	$130,197	$146,316,621	$603,870	$1,209,827	$37,433,535	$115,888,609	$443,886,142

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	33,541,127	100,318,306	426,972,972
class 4	—	—	—	—	—	—	—	3,892,408	15,570,303	16,913,170
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	1,209,827	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	603,870	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	63,812,533	32,180,445	—	—	143,860,469	—	—	—	—	—
class S2	843,024	7,866,704	5,033,764	130,197	2,456,152	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$64,655,557	$40,047,149	$5,033,764	$130,197	$146,316,621	$603,870	$1,209,827	$37,433,535	$115,888,609	$443,886,142

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	3,549,326	8,618,411	19,487,584
class 4	—	—	—	—	—	—	—	417,193	1,371,833	777,975
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	42,660	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	28,525	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	7,437,358	2,136,816	—	—	143,860,325	—	—	—	—	—
class S2	102,433	577,161	631,589	5,261	2,456,151	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	7,539,791	2,713,977	631,589	5,261	146,316,476	28,525	42,660	3,966,519	9,990,244	20,265,559

Cost	$82,395,835	$47,394,882	$6,674,900	$105,961	$146,316,476	$572,300	$1,348,491	$45,882,428	$129,339,812	$410,788,178

Deferred contracts in the accumulation period:
Units owned by participants #	19,644,943	1,379,864	353,044	5,801	16,159,681	21,320	92,560	3,593,976	6,115,527	16,900,480
Minimum unit fair value #*	$2.722328	$20.068235	$12.311609	$22.218034	$8.107010	$26.663752	$12.620085	$7.818642	$11.142159	$11.565904
Maximum unit fair value #*	$28.097920	$35.930115	$16.338778	$23.706700	$10.107592	$30.036372	$13.548439	$12.287539	$30.583662	$34.726695
Contract liability	$63,972,535	$39,747,820	$5,005,755	$130,197	$143,891,759	$603,870	$1,209,827	$37,028,448	$114,560,691	$439,758,851

Contracts in payout (annuitization) period:
Units owned by participants #	201,192	9,951	2,010	—	265,354	—	—	37,057	67,746	144,880
Minimum unit fair value #*	$3.206767	$21.634811	$13.934413	$—	$9.008916	$—	$—	$8.459025	$11.763897	$12.244306
Maximum unit fair value #*	$19.587937	$35.930115	$13.934413	$—	$9.316454	$—	$—	$12.287539	$23.410179	$34.576500
Contract liability	$683,022	$299,329	$28,009	$—	$2,424,862	$—	$—	$405,087	$1,327,918	$4,127,291

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	288,839,428	346,175,425	154,431,095	992,779,364	881,776,968	160,623,557	58,962,032	74,672,527	626,527	—
class 4	22,569,603	60,525,870	11,386,626	114,576,202	73,945,893	58,148,156	8,579,995	16,499,243	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	7,547,717
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	311,409,031	406,701,295	165,817,721	1,107,355,566	955,722,861	218,771,713	67,542,027	91,171,770	626,527	7,547,717
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	90,846	145,997	72,662	275,779	403,775	103,150	48,299	69,636	115	680
Other assets	—	4	4	—	—	—	1	—	—	—
Total assets	311,499,877	406,847,296	165,890,387	1,107,631,345	956,126,636	218,874,863	67,590,327	91,241,406	626,642	7,548,397

Liabilities:
Due to Sponsor Company	90,846	145,997	72,662	275,779	403,775	103,150	48,299	69,636	115	680
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	9	—	—	—	4	1	—	3	—	2
Total liabilities	90,855	145,997	72,662	275,779	403,779	103,151	48,299	69,639	115	682

Net assets:
For contract liabilities	$311,409,022	$406,701,299	$165,817,725	$1,107,355,566	$955,722,857	$218,771,712	$67,542,028	$91,171,767	$626,527	$7,547,715

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	288,839,420	346,175,428	154,431,098	992,779,364	881,776,966	160,623,557	58,962,030	74,672,527	626,527	—
class 4	22,569,602	60,525,871	11,386,627	114,576,202	73,945,891	58,148,155	8,579,998	16,499,240	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	7,547,715
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$311,409,022	$406,701,299	$165,817,725	$1,107,355,566	$955,722,857	$218,771,712	$67,542,028	$91,171,767	$626,527	$7,547,715

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	23,181,335	37,343,627	5,183,991	13,166,835	17,828,082	10,546,524	2,677,658	4,880,558	31,531	—
class 4	1,828,979	6,557,516	385,857	1,555,896	1,517,773	3,879,130	392,857	1,079,793	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	108,961
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	25,010,314	43,901,143	5,569,848	14,722,731	19,345,855	14,425,654	3,070,515	5,960,351	31,531	108,961

Cost	$305,524,905	$477,972,211	$148,862,036	$1,095,437,611	$842,641,639	$265,962,257	$65,718,181	$119,502,408	$827,841	$8,111,916

Deferred contracts in the accumulation period:
Units owned by participants #	102,842,319	29,014,775	5,276,696	32,808,219	29,831,009	15,684,809	2,570,879	4,079,962	19,846	220,849
Minimum unit fair value #*	$2.347284	$8.880289	$12.855203	$15.490000	$13.484442	$8.664335	$10.394090	$10.684751	$29.918255	$28.750557
Maximum unit fair value #*	$42.097879	$18.347530	$45.743201	$55.631146	$45.373538	$22.016280	$42.633702	$36.960885	$34.523711	$56.683665
Contract liability	$308,157,977	$403,450,128	$164,412,864	$1,097,940,004	$943,825,057	$217,186,490	$67,073,675	$90,425,187	$625,537	$7,547,715

Contracts in payout (annuitization) period:
Units owned by participants #	1,103,947	221,546	36,952	248,573	326,848	106,825	16,140	30,783	30	—
Minimum unit fair value #*	$2.766915	$9.401156	$13.908114	$16.398476	$14.275406	$9.172793	$11.004017	$11.311722	$33.051633	$—
Maximum unit fair value #*	$13.925532	$18.347530	$45.743201	$55.631146	$45.373538	$21.787828	$42.495488	$36.272394	$33.051633	$—
Contract liability	$3,251,045	$3,251,171	$1,404,861	$9,415,562	$11,897,800	$1,585,222	$468,353	$746,580	$990	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	275,278,861	299,596,173	37,400,202	2,060,414	83,367,699
class 4	—	—	—	—	—	4,396,419	42,293,040	—	—	4,673,222
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	39,518,301	24,979,260	3,285,315	1,896,516	502,027	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	39,518,301	24,979,260	3,285,315	1,896,516	502,027	279,675,280	341,889,213	37,400,202	2,060,414	88,040,921
Due from Sponsor Company	—	—	112,306	—	—	—	—	—	—	—
Receivable for fund shares sold	7,871	15,259	—	398	23	97,631	20,389	24,480	313	33,777
Other assets	3	4	3	2	1	—	—	—	—	—
Total assets	39,526,175	24,994,523	3,397,624	1,896,916	502,051	279,772,911	341,909,602	37,424,682	2,060,727	88,074,698

Liabilities:
Due to Sponsor Company	7,871	15,259	—	398	23	97,631	20,389	24,480	313	33,777
Payable for fund shares purchased	—	—	112,306	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	3	—	—	—	1
Total liabilities	7,871	15,259	112,306	398	23	97,634	20,389	24,480	313	33,778

Net assets:
For contract liabilities	$39,518,304	$24,979,264	$3,285,318	$1,896,518	$502,028	$279,675,277	$341,889,213	$37,400,202	$2,060,414	$88,040,920

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	275,278,859	299,596,175	37,400,202	2,060,414	83,367,701
class 4	—	—	—	—	—	4,396,418	42,293,038	—	—	4,673,219
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	39,518,304	24,979,264	3,285,318	1,896,518	502,028	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$39,518,304	$24,979,264	$3,285,318	$1,896,518	$502,028	$279,675,277	$341,889,213	$37,400,202	$2,060,414	$88,040,920

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	10,184,198	20,339,184	2,776,555	177,775	7,932,226
class 4	—	—	—	—	—	162,469	2,789,778	—	—	413,194
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	1,081,508	800,617	225,950	144,662	50,710	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	1,081,508	800,617	225,950	144,662	50,710	10,346,667	23,128,962	2,776,555	177,775	8,345,420

Cost	$35,701,471	$24,587,961	$3,401,781	$1,902,227	$578,602	$243,231,213	$347,769,888	$51,964,094	$2,694,841	$135,643,547

Deferred contracts in the accumulation period:
Units owned by participants #	1,320,891	969,066	123,686	58,749	33,853	6,598,757	13,969,100	1,417,290	90,881	3,713,886
Minimum unit fair value #*	$22.813225	$20.925108	$23.256418	$28.272503	$11.952020	$32.393905	$15.037174	$22.867791	$17.091875	$15.592871
Maximum unit fair value #*	$44.275660	$39.390381	$48.747525	$50.735530	$16.941938	$52.290004	$31.990427	$31.949102	$30.412284	$40.042792
Contract liability	$39,332,898	$24,906,462	$3,277,357	$1,896,518	$502,028	$276,821,253	$337,377,180	$37,070,055	$2,054,432	$87,365,381

Contracts in payout (annuitization) period:
Units owned by participants #	6,703	2,792	300	—	—	64,133	179,272	11,722	252	28,063
Minimum unit fair value #*	$25.688604	$23.388510	$26.579679	$—	$—	$42.532056	$16.932232	$26.889674	$20.406107	$18.700185
Maximum unit fair value #*	$43.388082	$39.390381	$26.579679	$—	$—	$50.306737	$30.593176	$31.949102	$23.869834	$36.261650
Contract liability	$185,406	$72,802	$7,961	$—	$—	$2,854,024	$4,512,033	$330,147	$5,982	$675,539

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$104,878,600	$—	$20,624,416	$—	$—	$—	$—	$—	$—
class 2	24,646,863	7,900,788	226,170,548	62,471	93,160,235	73,577,705	99,462,979	14,742,208	2,665,177	—
class 4	10,449,836	27,327,993	41,102,462	2,308,816	14,373,313	11,507,359	12,851,188	1,838,648	18,823,927	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	12,627,259
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	35,096,699	140,107,381	267,273,010	22,995,703	107,533,548	85,085,064	112,314,167	16,580,856	21,489,104	12,627,259
Due from Sponsor Company	—	—	—	—	—	—	37,921	—	—	—
Receivable for fund shares sold	499	82,685	94,788	11,539	62,259	18,035	—	20,727	6,220	3,469
Other assets	6	1	—	1	5	2	10	—	2	5
Total assets	35,097,204	140,190,067	267,367,798	23,007,243	107,595,812	85,103,101	112,352,098	16,601,583	21,495,326	12,630,733

Liabilities:
Due to Sponsor Company	499	82,685	94,788	11,539	62,259	18,035	—	20,727	6,220	3,469
Payable for fund shares purchased	—	—	—	—	—	—	37,921	—	—	—
Other liabilities	—	—	1	—	—	—	—	1	—	—
Total liabilities	499	82,685	94,789	11,539	62,259	18,035	37,921	20,728	6,220	3,469

Net assets:
For contract liabilities	$35,096,705	$140,107,382	$267,273,009	$22,995,704	$107,533,553	$85,085,066	$112,314,177	$16,580,855	$21,489,106	$12,627,264

Contract Liabilities:
class 1	$—	$104,878,600	$—	$20,624,418	$—	$—	$—	$—	$—	$—
class 2	24,646,866	7,900,788	226,170,547	62,471	93,160,237	73,577,706	99,462,985	14,742,208	2,665,177	—
class 4	10,449,839	27,327,994	41,102,462	2,308,815	14,373,316	11,507,360	12,851,192	1,838,647	18,823,929	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	12,627,264
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$35,096,705	$140,107,382	$267,273,009	$22,995,704	$107,533,553	$85,085,066	$112,314,177	$16,580,855	$21,489,106	$12,627,264

Shares:
class 1	—	11,537,799	—	2,738,966	—	—	—	—	—	—
class 2	1,967,029	905,016	14,918,902	8,374	7,654,908	7,185,323	5,988,139	4,963,706	213,556	—
class 4	799,528	3,033,074	2,679,430	307,024	1,157,272	1,105,414	751,092	709,903	1,474,074	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	480,672
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	2,766,557	15,475,889	17,598,332	3,054,364	8,812,180	8,290,737	6,739,231	5,673,609	1,687,630	480,672

Cost	$41,505,345	$172,984,754	$290,345,659	$27,347,042	$116,102,147	$97,328,983	$122,846,152	$30,784,127	$27,493,693	$13,552,939

Deferred contracts in the accumulation period:
Units owned by participants #	1,543,359	7,932,470	11,063,604	1,179,715	8,766,488	5,307,918	3,602,903	670,046	1,913,482	567,643
Minimum unit fair value #*	$18.973716	$11.020715	$14.147308	$7.522820	$8.071241	$10.379551	$14.993000	$21.571041	$8.797201	$18.453879
Maximum unit fair value #*	$40.962778	$25.287815	$33.938993	$28.353824	$16.020182	$20.925598	$42.466311	$36.061003	$12.664573	$30.357758
Contract liability	$34,932,807	$138,767,949	$264,636,813	$22,883,842	$106,869,967	$84,299,410	$111,395,615	$16,503,871	$21,378,467	$12,264,309

Contracts in payout (annuitization) period:
Units owned by participants #	6,916	67,526	101,548	5,163	49,651	47,020	25,450	2,952	9,234	16,558
Minimum unit fair value #*	$21.441532	$11.702110	$15.812820	$8.471301	$9.021618	$11.601593	$16.882725	$23.264548	$10.999510	$20.779677
Maximum unit fair value #*	$39.592842	$25.287815	$33.938993	$25.933785	$15.967353	$20.925598	$42.466311	$28.696636	$12.657147	$23.572688
Contract liability	$163,898	$1,339,433	$2,636,196	$111,862	$663,586	$785,656	$918,562	$76,984	$110,639	$362,955

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	243,580,796	211,497,304	180,864,964	102,904,947	15,192,254	4,419,055	107,251,305	5,096,352	4,352,665	3,931,045
class IB	3,722,948	6,703,675	8,734,252	1,657,596	3,286,739	—	442,830	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	247,303,744	218,200,979	189,599,216	104,562,543	18,478,993	4,419,055	107,694,135	5,096,352	4,352,665	3,931,045
Due from Sponsor Company	—	—	13,595	—	—	—	—	—	1,953	167,461
Receivable for fund shares sold	99,972	111,294	—	49,055	3,087	535	59,986	464	—	—
Other assets	—	1	—	—	—	—	—	—	—	—
Total assets	247,403,716	218,312,274	189,612,811	104,611,598	18,482,080	4,419,590	107,754,121	5,096,816	4,354,618	4,098,506

Liabilities:
Due to Sponsor Company	99,972	111,294	—	49,055	3,087	535	59,986	464	—	—
Payable for fund shares purchased	—	—	13,595	—	—	—	—	—	1,953	167,461
Other liabilities	8	—	2	2	2	1	5	—	2	3
Total liabilities	99,980	111,294	13,597	49,057	3,089	536	59,991	464	1,955	167,464

Net assets:
For contract liabilities	$247,303,736	$218,200,980	$189,599,214	$104,562,541	$18,478,991	$4,419,054	$107,694,130	$5,096,352	$4,352,663	$3,931,042

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	243,580,789	211,497,304	180,864,961	102,904,945	15,192,252	4,419,054	107,251,302	5,096,352	4,352,663	3,931,042
class IB	3,722,947	6,703,676	8,734,253	1,657,596	3,286,739	—	442,828	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$247,303,736	$218,200,980	$189,599,214	$104,562,541	$18,478,991	$4,419,054	$107,694,130	$5,096,352	$4,352,663	$3,931,042

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	26,276,246	5,373,407	8,206,214	6,521,226	1,108,115	172,082	10,768,204	375,837	200,491	41,111
class IB	403,790	174,666	399,554	106,942	234,935	—	44,550	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	26,680,036	5,548,073	8,605,768	6,628,168	1,343,050	172,082	10,812,754	375,837	200,491	41,111

Cost	$297,403,718	$235,933,347	$180,909,689	$101,422,361	$18,864,302	$6,046,879	$108,813,342	$7,297,296	$5,667,568	$3,420,168

Deferred contracts in the accumulation period:
Units owned by participants #	20,008,237	8,595,156	6,029,028	3,052,874	1,309,488	455,893	85,968,162	194,453	141,159	123,569
Minimum unit fair value #*	$10.393757	$20.386909	$25.814995	$27.890918	$11.352665	$9.388131	$0.778260	$21.985912	$27.347678	$27.420090
Maximum unit fair value #*	$14.808691	$42.390084	$47.985573	$53.589029	$22.601357	$9.847167	$10.365150	$41.715769	$45.848075	$51.498516
Contract liability	$245,899,739	$216,937,591	$188,372,913	$103,877,216	$18,320,676	$4,397,233	$106,813,318	$5,094,112	$4,334,914	$3,931,042

Contracts in payout (annuitization) period:
Units owned by participants #	112,286	49,300	38,148	20,297	8,235	2,255	803,078	90	596	—
Minimum unit fair value #*	$11.703580	$22.956850	$28.853720	$31.405818	$12.879203	$9.637886	$0.928942	$24.757464	$29.453977	$—
Maximum unit fair value #*	$14.414127	$42.390084	$46.707182	$52.161494	$22.565920	$9.823685	$9.660351	$24.757464	$31.255189	$—
Contract liability	$1,403,997	$1,263,389	$1,226,301	$685,325	$158,315	$21,821	$880,812	$2,240	$17,749	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	80,497,175	11,147,271	81,040,658	36,379,586	52,384,801	229,964,456
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	10,645,464	—	1,303,225	—	597,155	21,500,067
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	6,308,320	10,336,002	17,413,709	3,983,627	—	—	—	—	—	—
Total investments	6,308,320	10,336,002	17,413,709	3,983,627	91,142,639	11,147,271	82,343,883	36,379,586	52,981,956	251,464,523
Due from Sponsor Company	—	—	—	9,300	—	—	—	—	—	—
Receivable for fund shares sold	625	1,151	7,133	—	40,787	45,993	26,989	28,117	52,049	121,818
Other assets	—	—	3	1	3	—	—	—	2	2
Total assets	6,308,945	10,337,153	17,420,845	3,992,928	91,183,429	11,193,264	82,370,872	36,407,703	53,034,007	251,586,343

Liabilities:
Due to Sponsor Company	625	1,151	7,133	—	40,787	45,993	26,989	28,117	52,049	121,818
Payable for fund shares purchased	—	—	—	9,300	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	3	4	1	—	—
Total liabilities	625	1,151	7,133	9,300	40,787	45,996	26,993	28,118	52,049	121,818

Net assets:
For contract liabilities	$6,308,320	$10,336,002	$17,413,712	$3,983,628	$91,142,642	$11,147,268	$82,343,879	$36,379,585	$52,981,958	$251,464,525

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	80,497,175	11,147,268	81,040,657	36,379,585	52,384,804	229,964,456
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	10,645,467	—	1,303,222	—	597,154	21,500,069
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	6,308,320	10,336,002	17,413,712	3,983,628	—	—	—	—	—	—
Total contract liabilities	$6,308,320	$10,336,002	$17,413,712	$3,983,628	$91,142,642	$11,147,268	$82,343,879	$36,379,585	$52,981,958	$251,464,525

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	1,676,326	562,425	2,511,331	5,080,948	4,631,725	10,225,187
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	237,941	—	41,150	—	67,551	979,502
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	416,116	695,559	1,707,226	121,452	—	—	—	—	—	—
Total shares	416,116	695,559	1,707,226	121,452	1,914,267	562,425	2,552,481	5,080,948	4,699,276	11,204,689

Cost	$6,882,179	$10,851,799	$20,035,391	$3,719,020	$97,332,266	$10,979,773	$68,449,933	$47,580,617	$80,810,847	$246,952,180

Deferred contracts in the accumulation period:
Units owned by participants #	241,908	342,202	990,722	177,953	3,420,621	353,826	3,136,884	2,223,171	1,642,909	10,214,244
Minimum unit fair value #*	$22.424474	$25.562558	$14.475300	$18.196493	$17.356385	$25.297955	$22.384536	$13.845216	$22.674630	$16.263531
Maximum unit fair value #*	$30.646970	$38.456879	$21.609307	$30.925188	$52.892757	$41.081238	$41.909150	$46.446989	$52.321854	$33.089240
Contract liability	$6,308,320	$10,122,066	$17,286,473	$3,980,609	$90,673,273	$11,064,525	$81,669,079	$36,084,170	$52,514,323	$248,721,907

Contracts in payout (annuitization) period:
Units owned by participants #	—	7,358	7,036	139	16,306	2,410	23,852	17,006	12,555	105,891
Minimum unit fair value #*	$—	$28.781778	$16.619048	$21.740278	$20.534573	$30.202427	$26.125256	$16.067381	$27.071463	$18.177078
Maximum unit fair value #*	$—	$32.406126	$18.855175	$21.740278	$50.451489	$41.081238	$35.090126	$18.787195	$52.285955	$33.089240
Contract liability	$—	$213,936	$127,239	$3,019	$469,369	$82,743	$674,800	$295,415	$467,635	$2,742,618

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	515,892	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	259,941
class III	—	—	—	—	134,158,370	2,132,043	19,243,258	—	4,368,752	—
class INIT	95,164,616	216,414,606	14,398,988	44,366,804	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	58,627,800	70,401,109	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	153,792,416	286,815,715	14,398,988	44,366,804	134,158,370	2,132,043	19,243,258	515,892	4,368,752	259,941
Due from Sponsor Company	—	432,855	—	—	—	—	—	—	—	590
Receivable for fund shares sold	157,931	—	35,396	21,420	33,995	412	2,117	53	223	—
Other assets	1	—	2	5	4	—	3	—	—	—
Total assets	153,950,348	287,248,570	14,434,386	44,388,229	134,192,369	2,132,455	19,245,378	515,945	4,368,975	260,531

Liabilities:
Due to Sponsor Company	157,931	—	35,396	21,420	33,995	412	2,117	53	223	—
Payable for fund shares purchased	—	432,855	—	—	—	—	—	—	—	590
Other liabilities	—	6	—	—	—	1	—	1	—	—
Total liabilities	157,931	432,861	35,396	21,420	33,995	413	2,117	54	223	590

Net assets:
For contract liabilities	$153,792,417	$286,815,709	$14,398,990	$44,366,809	$134,158,374	$2,132,042	$19,243,261	$515,891	$4,368,752	$259,941

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	515,891	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	259,941
class III	—	—	—	—	134,158,374	2,132,042	19,243,261	—	4,368,752	—
class INIT	95,164,613	216,414,601	14,398,990	44,366,809	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	58,627,804	70,401,108	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$153,792,417	$286,815,709	$14,398,990	$44,366,809	$134,158,374	$2,132,042	$19,243,261	$515,891	$4,368,752	$259,941

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	40,718	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	30,261
class III	—	—	—	—	9,610,198	179,616	788,981	—	431,695	—
class INIT	4,415,992	19,219,770	519,070	9,399,747	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	2,787,817	6,376,912	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	7,203,809	25,596,682	519,070	9,399,747	9,610,198	179,616	788,981	40,718	431,695	30,261

Cost	$125,473,938	$335,022,155	$14,313,601	$53,907,962	$130,390,652	$2,611,821	$19,166,279	$587,981	$4,573,871	$320,826

Deferred contracts in the accumulation period:
Units owned by participants #	4,320,857	21,749,278	419,064	3,814,049	12,462,742	142,757	1,345,283	17,714	164,325	24,814
Minimum unit fair value #*	$22.344180	$10.584368	$29.043503	$10.489210	$10.486566	$14.043678	$13.967436	$25.949460	$24.806224	$9.593845
Maximum unit fair value #*	$50.608051	$15.163725	$39.333271	$12.626768	$11.117692	$15.820947	$14.664737	$30.397222	$27.945176	$10.702893
Contract liability	$152,877,425	$284,883,132	$14,249,473	$43,827,793	$134,064,642	$2,132,042	$19,232,253	$498,758	$4,348,123	$259,941

Contracts in payout (annuitization) period:
Units owned by participants #	23,210	142,501	3,999	45,796	8,845	—	751	552	762	—
Minimum unit fair value #*	$24.973237	$11.355401	$33.799095	$11.590926	$10.486566	$—	$14.664737	$28.071552	$27.056352	$—
Maximum unit fair value #*	$50.608051	$15.163725	$39.333271	$12.626768	$11.009952	$—	$14.664737	$32.356509	$27.056352	$—
Contract liability	$914,992	$1,932,577	$149,517	$539,016	$93,732	$—	$11,008	$17,133	$20,629	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	19,247,023
class II	1,177,768	5,917,236	—	—	—	—	—	—	—	—
class III	—	—	—	3,842,851	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	34,302,857	—	5,827,547	—	—	—	—	—
class S2	—	—	6,628,856	—	1,084,219	1,481,748	5,460,597	3,200,406	8,468,661	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	1,177,768	5,917,236	40,931,713	3,842,851	6,911,766	1,481,748	5,460,597	3,200,406	8,468,661	19,247,023
Due from Sponsor Company	—	—	135,955	—	—	—	—	—	—	—
Receivable for fund shares sold	145	1,703	—	198	5,799	137	3,490	7,910	11,357	10,944
Other assets	—	—	1	—	—	—	—	1	1	2
Total assets	1,177,913	5,918,939	41,067,669	3,843,049	6,917,565	1,481,885	5,464,087	3,208,317	8,480,019	19,257,969

Liabilities:
Due to Sponsor Company	145	1,703	—	198	5,799	137	3,490	7,910	11,357	10,944
Payable for fund shares purchased	—	—	135,955	—	—	—	—	—	—	—
Other liabilities	—	1	—	—	5	1	—	—	—	—
Total liabilities	145	1,704	135,955	198	5,804	138	3,490	7,910	11,357	10,944

Net assets:
For contract liabilities	$1,177,768	$5,917,235	$40,931,714	$3,842,851	$6,911,761	$1,481,747	$5,460,597	$3,200,407	$8,468,662	$19,247,025

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	19,247,025
class II	1,177,768	5,917,235	—	—	—	—	—	—	—	—
class III	—	—	—	3,842,851	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	34,302,859	—	5,827,542	—	—	—	—	—
class S2	—	—	6,628,855	—	1,084,219	1,481,747	5,460,597	3,200,407	8,468,662	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,177,768	$5,917,235	$40,931,714	$3,842,851	$6,911,761	$1,481,747	$5,460,597	$3,200,407	$8,468,662	$19,247,025

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	4,077,759
class II	172,440	2,105,778	—	—	—	—	—	—	—	—
class III	—	—	—	667,162	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	2,184,895	—	104,982	—	—	—	—	—
class S2	—	—	428,221	—	22,654	44,820	180,218	203,329	375,384	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	172,440	2,105,778	2,613,116	667,162	127,636	44,820	180,218	203,329	375,384	4,077,759

Cost	$3,025,921	$17,135,928	$46,281,165	$5,413,422	$9,962,733	$2,084,133	$6,470,335	$4,579,100	$7,874,536	$24,472,536

Deferred contracts in the accumulation period:
Units owned by participants #	51,349	258,377	3,321,420	142,543	599,124	58,177	258,181	118,200	274,693	1,451,322
Minimum unit fair value #*	$21.060578	$18.368788	$10.936014	$25.010056	$11.005369	$20.781218	$17.051276	$23.181760	$25.193252	$11.183620
Maximum unit fair value #*	$23.495032	$36.762120	$38.683946	$28.775802	$11.685436	$36.665789	$29.429667	$35.224382	$45.770197	$18.674226
Contract liability	$1,164,440	$5,887,666	$40,642,041	$3,842,851	$6,782,481	$1,481,747	$5,434,072	$3,195,604	$8,438,543	$19,111,749

Contracts in payout (annuitization) period:
Units owned by participants #	582	1,354	24,825	—	11,234	—	1,368	192	1,009	10,321
Minimum unit fair value #*	$22.725728	$20.682393	$11.159322	$—	$11.407443	$—	$19.199097	$24.965797	$28.156337	$12.499785
Maximum unit fair value #*	$23.495032	$23.287231	$25.778561	$—	$11.521095	$—	$20.372387	$24.965797	$31.937819	$14.179557
Contract liability	$13,328	$29,569	$289,673	$—	$129,280	$—	$26,525	$4,803	$30,119	$135,276

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	573,254	3,165,649	253,355
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	1,971,367	4,064,437	581,531	1,119,740	207,356	870,462	1,649,713	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	1,971,367	4,064,437	581,531	1,119,740	207,356	870,462	1,649,713	573,254	3,165,649	253,355
Due from Sponsor Company	—	—	—	—	—	—	8,054	—	—	—
Receivable for fund shares sold	182	325	53	128	12	588,431	—	224	166	207
Other assets	1	1	—	—	1	1	—	—	—	—
Total assets	1,971,550	4,064,763	581,584	1,119,868	207,369	1,458,894	1,657,767	573,478	3,165,815	253,562

Liabilities:
Due to Sponsor Company	182	325	53	128	12	588,431	—	224	166	207
Payable for fund shares purchased	—	—	—	—	—	—	8,054	—	—	—
Other liabilities	—	—	1	1	—	—	—	—	—	—
Total liabilities	182	325	54	129	12	588,431	8,054	224	166	207

Net assets:
For contract liabilities	$1,971,368	$4,064,438	$581,530	$1,119,739	$207,357	$870,463	$1,649,713	$573,254	$3,165,649	$253,355

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	573,254	3,165,649	253,355
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	1,971,368	4,064,438	581,530	1,119,739	207,357	870,463	1,649,713	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,971,368	$4,064,438	$581,530	$1,119,739	$207,357	$870,463	$1,649,713	$573,254	$3,165,649	$253,355

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	65,440	542,063	29,771
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	127,679	429,191	57,806	86,869	12,675	82,119	60,942	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	127,679	429,191	57,806	86,869	12,675	82,119	60,942	65,440	542,063	29,771

Cost	$2,010,433	$4,454,070	$576,400	$1,158,433	$237,152	$966,883	$1,509,472	$710,577	$4,296,962	$344,156

Deferred contracts in the accumulation period:
Units owned by participants #	101,290	188,126	52,707	98,295	5,169	35,450	37,666	40,699	188,863	20,871
Minimum unit fair value #*	$16.767360	$20.759486	$9.453809	$9.639458	$35.513541	$20.591895	$32.889651	$13.347910	$15.802617	$12.097249
Maximum unit fair value #*	$25.127162	$22.171363	$16.646893	$16.711409	$49.818266	$34.461251	$46.609433	$14.947344	$17.801902	$12.891673
Contract liability	$1,897,784	$4,040,962	$581,530	$1,116,960	$207,357	$867,162	$1,631,547	$573,254	$3,165,649	$253,355

Contracts in payout (annuitization) period:
Units owned by participants #	3,947	1,125	—	238	—	126	398	—	—	—
Minimum unit fair value #*	$18.192820	$20.759486	$—	$11.690498	$—	$26.109301	$45.675192	$—	$—	$—
Maximum unit fair value #*	$19.305036	$22.171363	$—	$11.690498	$—	$26.109301	$45.675192	$—	$—	$—
Contract liability	$73,584	$23,476	$—	$2,779	$—	$3,301	$18,166	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2022

	PSF PGIM Jennison Focused Blend Portfolio	PSF PGIM Jennison Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery Fund	Allspring VT Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	207,790	387,098	652,567	308,531	30,483
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	513,796	424,106	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	27,316,493	—	—	—	—	—
class S2	—	—	17,645,985	1,247,722	974,528	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	513,796	424,106	17,645,985	1,247,722	28,291,021	207,790	387,098	652,567	308,531	30,483
Due from Sponsor Company	—	—	—	—	—	—	—	49	—	—
Receivable for fund shares sold	92	41	36,624	847	21,853	21	76	—	36	4
Other assets	—	—	2	1	—	—	1	—	—	—
Total assets	513,888	424,147	17,682,611	1,248,570	28,312,874	207,811	387,175	652,616	308,567	30,487

Liabilities:
Due to Sponsor Company	92	41	36,624	847	21,853	21	76	—	36	4
Payable for fund shares purchased	—	—	—	—	—	—	—	49	—	—
Other liabilities	—	1	—	—	2	1	—	1	—	—
Total liabilities	92	42	36,624	847	21,855	22	76	50	36	4

Net assets:
For contract liabilities	$513,796	$424,105	$17,645,987	$1,247,723	$28,291,019	$207,789	$387,099	$652,566	$308,531	$30,483

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	207,789	387,099	652,566	308,531	30,483
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	513,796	424,105	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	27,316,493	—	—	—	—	—
class S2	—	—	17,645,987	1,247,723	974,526	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$513,796	$424,105	$17,645,987	$1,247,723	$28,291,019	$207,789	$387,099	$652,566	$308,531	$30,483

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	12,472	225,057	86,433	18,117	1,366
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	12,658	9,988	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	637,640	—	—	—	—	—
class S2	—	—	892,564	61,616	25,084	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	12,658	9,988	892,564	61,616	662,724	12,472	225,057	86,433	18,117	1,366

Cost	$144,061	$190,339	$16,171,335	$1,002,335	$37,885,242	$228,477	$628,635	$834,819	$459,962	$30,930

Deferred contracts in the accumulation period:
Units owned by participants #	153,589	154,913	664,633	32,444	1,107,583	64,332	28,763	130,180	8,078	981
Minimum unit fair value #*	$2.922785	$2.487342	$21.395778	$33.326562	$21.670957	$2.424905	$12.389735	$3.454176	$33.145638	$28.562535
Maximum unit fair value #*	$3.351723	$29.308982	$38.069336	$41.176612	$28.832670	$26.355167	$14.308811	$43.773598	$39.924896	$42.463686
Contract liability	$513,796	$424,105	$17,562,555	$1,247,723	$28,066,862	$168,756	$386,264	$651,772	$308,531	$30,483

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	2,827	—	8,407	14,523	61	207	—	—
Minimum unit fair value #*	$—	$—	$25.944357	$—	$25.494995	$2.687591	$13.695271	$3.828470	$—	$—
Maximum unit fair value #*	$—	$—	$38.069336	$—	$28.494782	$2.687591	$13.695271	$3.828470	$—	$—
Contract liability	$—	$—	$83,432	$—	$224,157	$39,033	$835	$794	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2022

	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—
class 2	—	—	—
class 4	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IA	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class INIT	16,433,996	26,232,722	11,341,237
class S1	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—
class VC	—	—	—
Total investments	16,433,996	26,232,722	11,341,237
Due from Sponsor Company	—	—	—
Receivable for fund shares sold	3,171	8,326	3,097
Other assets	—	—	3
Total assets	16,437,167	26,241,048	11,344,337

Liabilities:
Due to Sponsor Company	3,171	8,326	3,097
Payable for fund shares purchased	—	—	—
Other liabilities	—	—	—
Total liabilities	3,171	8,326	3,097

Net assets:
For contract liabilities	$16,433,996	$26,232,722	$11,341,240

Contract Liabilities:
class 1	$—	$—	$—
class 2	—	—	—
class 4	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IA	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class INIT	16,433,996	26,232,722	11,341,240
class S1	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—
class VC	—	—	—
Total contract liabilities	$16,433,996	$26,232,722	$11,341,240

Shares:
class 1	—	—	—
class 2	—	—	—
class 4	—	—	—
class ADV	—	—	—
class B	—	—	—
class I	—	—	—
class IA	—	—	—
class IB	—	—	—
class II	—	—	—
class III	—	—	—
class INIT	692,541	1,359,913	751,075
class S1	—	—	—
class S2	—	—	—
class SRV	—	—	—
class SRV2	—	—	—
class VC	—	—	—
Total shares	692,541	1,359,913	751,075

Cost	$17,325,616	$27,664,850	$12,028,806

Deferred contracts in the accumulation period:
Units owned by participants #	825,297	1,209,273	928,979
Minimum unit fair value #*	$18.125145	$19.738827	$11.286641
Maximum unit fair value #*	$20.984442	$23.034466	$13.171538
Contract liability	$16,251,655	$25,953,504	$11,274,518

Contracts in payout (annuitization) period:
Units owned by participants #	8,994	12,760	5,312
Minimum unit fair value #*	$19.774640	$21.535243	$12.265378
Maximum unit fair value #*	$20.984442	$22.852794	$13.171538
Contract liability	$182,341	$279,218	$66,722

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly AB VPS Balanced Wealth Strategy Portfolio. Change effective May 2, 2022.
(2) Formerly AB VPS International Growth Portfolio. Change effective May 2, 2022.
(3) Formerly Invesco V.I. International Growth Fund. Change effective April 29, 2022.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2022

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Sustainable International Thematic Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)

Investment income:
Dividends	$69,516	$—	$254,980	$388,304	$56,983	$—	$614,321	$2,301,478	$9,130	$1,095,082

Expenses:
Administrative charges	—	—	—	—	—	—	(114,659)	(159,253)	—	(62,379)
Mortality and expense risk charges	(35,048)	(13,358)	(125,438)	(147,394)	(99,564)	(16,455)	(1,122,918)	(2,132,090)	(2,474)	(997,845)
Total expenses	(35,048)	(13,358)	(125,438)	(147,394)	(99,564)	(16,455)	(1,237,577)	(2,291,343)	(2,474)	(1,060,224)
Net investment income (loss)	34,468	(13,358)	129,542	240,910	(42,581)	(16,455)	(623,256)	10,135	6,656	34,858

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	322,345	16,405	(153,880)	55,553	152,722	(5,279)	408,590	(3,421,197)	(4,632)	181,265
Net realized gain distributions	287,274	107,453	830,655	—	1,026,030	161,022	10,603,497	—	—	7,492,280
Change in unrealized appreciation (depreciation) during the period	(653,795)	(603,751)	(2,777,657)	(1,882,458)	(2,549,125)	(526,550)	(28,619,489)	(12,951,395)	(17,319)	(23,953,093)
Net gain (loss) on investments	(44,176)	(479,893)	(2,100,882)	(1,826,905)	(1,370,373)	(370,807)	(17,607,402)	(16,372,592)	(21,951)	(16,279,548)
Net increase (decrease) in net assets resulting from operations	$(9,708)	$(493,251)	$(1,971,340)	$(1,585,995)	$(1,412,954)	$(387,262)	$(18,230,658)	$(16,362,457)	$(15,295)	$(16,244,690)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$240,702	$—	$421,442	$2,176	$2,104,049	$12,690	$11,952	$102,987	$2,848,502	$8,909,638

Expenses:
Administrative charges	(92,002)	(4,910)	—	—	—	—	—	—	—	(694,019)
Mortality and expense risk charges	(1,214,039)	(773,226)	(89,060)	(3,390)	(2,527,776)	(6,058)	(15,243)	(726,898)	(2,077,128)	(7,910,585)
Total expenses	(1,306,041)	(778,136)	(89,060)	(3,390)	(2,527,776)	(6,058)	(15,243)	(726,898)	(2,077,128)	(8,604,604)
Net investment income (loss)	(1,065,339)	(778,136)	332,382	(1,214)	(423,727)	6,632	(3,291)	(623,911)	771,374	305,034

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(893,541)	333,404	(177,365)	(1,760)	—	27,161	(29,112)	(1,259,223)	775,979	11,920,717
Net realized gain distributions	14,534,375	8,146,769	203,897	16,458	—	77,962	177,100	691,146	28,342,005	50,786,595
Change in unrealized appreciation (depreciation) during the period	(25,988,262)	(19,976,060)	(1,381,402)	(22,564)	—	(125,280)	(198,636)	(8,517,774)	(59,096,294)	(148,110,575)
Net gain (loss) on investments	(12,347,428)	(11,495,887)	(1,354,870)	(7,866)	—	(20,157)	(50,648)	(9,085,851)	(29,978,310)	(85,403,263)
Net increase (decrease) in net assets resulting from operations	$(13,412,767)	$(12,274,023)	$(1,022,488)	$(9,080)	$(423,727)	$(13,525)	$(53,939)	$(9,709,762)	$(29,206,936)	$(85,098,229)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$6,150,966	$12,687,975	$1,172,850	$3,830,229	$13,022,085	$4,021,050	$950,827	$—	$—	$32,939

Expenses:
Administrative charges	(415,754)	(642,549)	(263,618)	(1,775,533)	(1,492,716)	(277,851)	(99,672)	(134,281)	—	—
Mortality and expense risk charges	(5,311,097)	(6,682,404)	(2,884,898)	(21,360,438)	(16,580,876)	(3,698,048)	(1,227,863)	(1,598,961)	(15,395)	(148,284)
Total expenses	(5,726,851)	(7,324,953)	(3,148,516)	(23,135,971)	(18,073,592)	(3,975,899)	(1,327,535)	(1,733,242)	(15,395)	(148,284)
Net investment income (loss)	424,115	5,363,022	(1,975,666)	(19,305,742)	(5,051,507)	45,151	(376,708)	(1,733,242)	(15,395)	(115,345)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,671,787	(10,267,295)	5,381,813	37,865,850	34,207,543	(4,110,760)	1,186,013	(1,293,670)	(3,510)	39,192
Net realized gain distributions	74,489,358	5,503,856	20,691,064	189,396,073	104,741,521	33,843,433	6,885,178	35,211,084	171,043	694,843
Change in unrealized appreciation (depreciation) during the period	(119,849,370)	(75,056,706)	(87,345,895)	(741,197,463)	(362,050,227)	(95,996,313)	(30,102,650)	(74,799,580)	(549,090)	(3,533,088)
Net gain (loss) on investments	(37,688,225)	(79,820,145)	(61,273,018)	(513,935,540)	(223,101,163)	(66,263,640)	(22,031,459)	(40,882,166)	(381,557)	(2,799,053)
Net increase (decrease) in net assets resulting from operations	$(37,264,110)	$(74,457,123)	$(63,248,684)	$(533,241,282)	$(228,152,670)	$(66,218,489)	$(22,408,167)	$(42,615,408)	$(396,952)	$(2,914,398)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$115,152	$71,601	$28,925	$2,170	$18,114	$2,392,092	$18,079,796	$—	$57,276	$—

Expenses:
Administrative charges	—	—	—	—	—	(402,127)	(477,607)	(62,773)	(3,855)	(143,546)
Mortality and expense risk charges	(655,444)	(430,026)	(59,007)	(34,852)	(4,512)	(4,881,096)	(6,136,309)	(779,339)	(33,535)	(1,723,315)
Total expenses	(655,444)	(430,026)	(59,007)	(34,852)	(4,512)	(5,283,223)	(6,613,916)	(842,112)	(37,390)	(1,866,861)
Net investment income (loss)	(540,292)	(358,425)	(30,082)	(32,682)	13,602	(2,891,131)	11,465,880	(842,112)	19,886	(1,866,861)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,583,375	497,730	2,065	23,403	(14,584)	9,922,627	2,299,355	(683,016)	(26,837)	(4,303,227)
Net realized gain distributions	2,174,816	1,868,284	148,157	260,300	667	38,170,167	7,345,232	10,324,875	171,206	26,280,108
Change in unrealized appreciation (depreciation) during the period	(18,564,867)	(7,442,758)	(476,233)	(779,353)	(82,748)	(88,775,645)	(49,685,771)	(31,821,500)	(958,647)	(69,535,935)
Net gain (loss) on investments	(14,806,676)	(5,076,744)	(326,011)	(495,650)	(96,665)	(40,682,851)	(40,041,184)	(22,179,641)	(814,278)	(47,559,054)
Net increase (decrease) in net assets resulting from operations	$(15,346,968)	$(5,435,169)	$(356,093)	$(528,332)	$(83,063)	$(43,573,982)	$(28,575,304)	$(23,021,753)	$(794,392)	$(49,425,915)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$374,865	$6,947,225	$5,240,140	$728,125	$3,427,847	$138,353	$1,641,708	$—	$—	$248,699

Expenses:
Administrative charges	—	(176,698)	(395,897)	(33,668)	(151,741)	(126,579)	(148,610)	(32,029)	—	—
Mortality and expense risk charges	(682,104)	(2,616,329)	(4,585,396)	(442,925)	(1,846,725)	(1,463,973)	(1,921,379)	(363,476)	(340,608)	(242,732)
Total expenses	(682,104)	(2,793,027)	(4,981,293)	(476,593)	(1,998,466)	(1,590,552)	(2,069,989)	(395,505)	(340,608)	(242,732)
Net investment income (loss)	(307,239)	4,154,198	258,847	251,532	1,429,381	(1,452,199)	(428,281)	(395,505)	(340,608)	5,967

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(813,523)	(6,664,551)	1,539,195	(609,613)	(1,617,903)	(1,864,305)	(364,195)	(1,961,197)	(1,509,240)	(84,284)
Net realized gain distributions	7,181,060	—	31,802,293	1,893,662	—	—	9,949,662	10,903,104	—	1,838,246
Change in unrealized appreciation (depreciation) during the period	(11,243,930)	(19,679,852)	(62,635,855)	(9,025,301)	(10,946,018)	(10,602,688)	(17,754,311)	(21,731,755)	201,758	(4,336,328)
Net gain (loss) on investments	(4,876,393)	(26,344,403)	(29,294,367)	(7,741,252)	(12,563,921)	(12,466,993)	(8,168,844)	(12,789,848)	(1,307,482)	(2,582,366)
Net increase (decrease) in net assets resulting from operations	$(5,183,632)	$(22,190,205)	$(29,035,520)	$(7,489,720)	$(11,134,540)	$(13,919,192)	$(8,597,125)	$(13,185,353)	$(1,648,090)	$(2,576,399)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$8,262,833	$2,168,034	$3,355,328	$1,146,948	$314,046	$45,386	$252,855	$—	$—	$62,952

Expenses:
Administrative charges	—	—	—	—	—	—	(127,265)	—	—	—
Mortality and expense risk charges	(3,974,755)	(3,365,829)	(2,844,005)	(1,771,737)	(290,708)	(85,033)	(1,804,399)	(89,351)	(85,307)	(49,944)
Total expenses	(3,974,755)	(3,365,829)	(2,844,005)	(1,771,737)	(290,708)	(85,033)	(1,931,664)	(89,351)	(85,307)	(49,944)
Net investment income (loss)	4,288,078	(1,197,795)	511,323	(624,789)	23,338	(39,647)	(1,678,809)	(89,351)	(85,307)	13,008

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(8,049,009)	1,657,494	8,515,158	3,789,548	431,164	(260,175)	(477,564)	(244,322)	(140,474)	35,072
Net realized gain distributions	3,312,175	31,468,328	21,362,431	6,498,345	3,420,831	737,750	—	1,157,924	832,147	388,821
Change in unrealized appreciation (depreciation) during the period	(50,758,786)	(78,061,429)	(53,222,858)	(38,363,241)	(8,556,746)	(2,158,678)	(35,910)	(3,225,614)	(2,664,017)	(617,416)
Net gain (loss) on investments	(55,495,620)	(44,935,607)	(23,345,269)	(28,075,348)	(4,704,751)	(1,681,103)	(513,474)	(2,312,012)	(1,972,344)	(193,523)
Net increase (decrease) in net assets resulting from operations	$(51,207,542)	$(46,133,402)	$(22,833,946)	$(28,700,137)	$(4,681,413)	$(1,720,750)	$(2,192,283)	$(2,401,363)	$(2,057,651)	$(180,515)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$69,151	$91,939	$818,132	$54,365	$—	$60,458	$599,997	$—	$—	$4,602,951

Expenses:
Administrative charges	—	—	—	—	(150,089)	(18,290)	(135,343)	(62,497)	(87,068)	(370,355)
Mortality and expense risk charges	(62,518)	(166,348)	(304,965)	(60,803)	(1,582,746)	(198,564)	(1,571,861)	(745,391)	(1,042,816)	(4,681,762)
Total expenses	(62,518)	(166,348)	(304,965)	(60,803)	(1,732,835)	(216,854)	(1,707,204)	(807,888)	(1,129,884)	(5,052,117)
Net investment income (loss)	6,633	(74,409)	513,167	(6,438)	(1,732,835)	(156,396)	(1,107,207)	(807,888)	(1,129,884)	(449,166)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	109,599	191,286	(348,651)	163,531	2,067,552	226,520	5,165,232	(985,013)	(2,631,801)	4,910,761
Net realized gain distributions	840,288	1,530,031	53,772	331,440	12,093,942	1,134,518	11,582,124	5,799,408	18,582,757	23,344,917
Change in unrealized appreciation (depreciation) during the period	(1,917,522)	(3,634,699)	(3,567,077)	(1,015,800)	(57,691,303)	(3,992,836)	(35,189,516)	(21,597,788)	(40,032,915)	(63,314,920)
Net gain (loss) on investments	(967,635)	(1,913,382)	(3,861,956)	(520,829)	(43,529,809)	(2,631,798)	(18,442,160)	(16,783,393)	(24,081,959)	(35,059,242)
Net increase (decrease) in net assets resulting from operations	$(961,002)	$(1,987,791)	$(3,348,789)	$(527,267)	$(45,262,644)	$(2,788,194)	$(19,549,367)	$(17,591,281)	$(25,211,843)	$(35,508,408)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,104,007	$8,550,563	$73,550	$2,694,885	$—	$—	$248,155	$—	$68,019	$7,435

Expenses:
Administrative charges	(139,570)	(443,929)	(27,110)	—	—	—	—	(1,015)	—	—
Mortality and expense risk charges	(2,461,873)	(4,516,078)	(231,173)	(901,920)	(1,397,077)	(24,415)	(211,857)	(11,985)	(44,182)	(4,302)
Total expenses	(2,601,443)	(4,960,007)	(258,283)	(901,920)	(1,397,077)	(24,415)	(211,857)	(13,000)	(44,182)	(4,302)
Net investment income (loss)	(497,436)	3,590,556	(184,733)	1,792,965	(1,397,077)	(24,415)	36,298	(13,000)	23,837	3,133

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8,429,664	(7,364,223)	385,920	(1,564,425)	(1,362,791)	(83,683)	578,955	21,045	112,134	(9,346)
Net realized gain on distributions	9,685,641	3,705,410	1,919,610	—	—	35,984	929,338	34,866	514,034	4,411
Change in unrealized appreciation (depreciation) during the period	(32,070,442)	(58,176,096)	(5,502,569)	(7,115,020)	8,897,973	(432,102)	(5,990,257)	(456,602)	(882,223)	(48,174)
Net gain (loss) on investments	(13,955,137)	(61,834,909)	(3,197,039)	(8,679,445)	7,535,182	(479,801)	(4,481,964)	(400,691)	(256,055)	(53,109)
Net increase (decrease) in net assets resulting from operations	$(14,452,573)	$(58,244,353)	$(3,381,772)	$(6,886,480)	$6,138,105	$(504,216)	$(4,445,666)	$(413,691)	$(232,218)	$(49,976)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$286,675	$—	$—	$—	$—	$39,811	$23,169	$1,621,526

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(28,942)	(111,965)	(753,512)	(38,193)	(147,882)	(30,010)	(110,021)	(60,921)	(155,938)	(354,506)
Total expenses	(28,942)	(111,965)	(753,512)	(38,193)	(147,882)	(30,010)	(110,021)	(60,921)	(155,938)	(354,506)
Net investment income (loss)	(28,942)	(111,965)	(466,837)	(38,193)	(147,882)	(30,010)	(110,021)	(21,110)	(132,769)	1,267,020

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(203,428)	(1,621,052)	(101,070)	(141,871)	(370,906)	(4,254)	54,180	(15,571)	345,337	(1,644,675)
Net realized gain distributions	896,597	4,020,406	7,459,683	210,815	2,180,435	618,623	1,109,813	1,383,564	1,085,607	512,061
Change in unrealized appreciation (depreciation) during the period	(2,467,775)	(11,065,409)	(9,034,179)	(2,010,236)	(5,352,740)	(1,318,179)	(3,880,239)	(2,273,635)	(3,258,619)	(1,025,131)
Net gain (loss) on investments	(1,774,606)	(8,666,055)	(1,675,566)	(1,941,292)	(3,543,211)	(703,810)	(2,716,246)	(905,642)	(1,827,675)	(2,157,745)
Net increase (decrease) in net assets resulting from operations	$(1,803,548)	$(8,778,020)	$(2,142,403)	$(1,979,485)	$(3,691,093)	$(733,820)	$(2,826,267)	$(926,752)	$(1,960,444)	$(890,725)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$27,834	$—	$13,525	$14,691	$3,784	$2,720	$22,563	$46,358	$38,496	$5,243

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(35,283)	(42,958)	(10,095)	(17,069)	(3,095)	(26,768)	(11,184)	(6,072)	(32,587)	(3,890)
Total expenses	(35,283)	(42,958)	(10,095)	(17,069)	(3,095)	(26,768)	(11,184)	(6,072)	(32,587)	(3,890)
Net investment income (loss)	(7,449)	(42,958)	3,430	(2,378)	689	(24,048)	11,379	40,286	5,909	1,353

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,307	187,737	(735)	(6,918)	(50,221)	(192,066)	22,169	(5,797)	(176,036)	(3,779)
Net realized gain distributions	192,824	737,280	23,586	105,160	100,141	223,190	130,720	49,172	793,342	49,384
Change in unrealized appreciation (depreciation) during the period	(612,398)	(2,569,767)	(91,727)	(274,338)	(131,448)	(294,294)	(223,454)	(171,471)	(1,385,529)	(110,671)
Net gain (loss) on investments	(414,267)	(1,644,750)	(68,876)	(176,096)	(81,528)	(263,170)	(70,565)	(128,096)	(768,223)	(65,066)
Net increase (decrease) in net assets resulting from operations	$(421,716)	$(1,687,708)	$(65,446)	$(178,474)	$(80,839)	$(287,218)	$(59,186)	$(87,810)	$(762,314)	$(63,713)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2022

	PSF PGIM Jennison Focused Blend Portfolio	PSF PGIM Jennison Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery Fund	Allspring VT Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$237,317	$16,433	$—	$2,075	$14,525	$—	$—	$—

Expenses:
Administrative charges	(849)	—	(4,093)	(2,292)	—	—	—	—	—	—
Mortality and expense risk charges	(8,824)	(7,684)	(227,973)	(19,315)	(668,734)	(5,819)	(7,516)	(14,952)	(11,004)	(1,620)
Total expenses	(9,673)	(7,684)	(232,066)	(21,607)	(668,734)	(5,819)	(7,516)	(14,952)	(11,004)	(1,620)
Net investment income (loss)	(9,673)	(7,684)	5,251	(5,174)	(668,734)	(3,744)	7,009	(14,952)	(11,004)	(1,620)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8,533	5,718	1,025,735	34,504	350,197	(10,951)	(27,228)	(17,828)	(143,265)	(11,750)
Net realized gain distributions	—	—	1,739,724	37,473	8,924,761	29,628	—	134,324	210,122	10,741
Change in unrealized appreciation (depreciation) during the period	(192,411)	(44,701)	(4,259,755)	(79,673)	(23,453,282)	(102,971)	(42,082)	(483,739)	(352,015)	(21,504)
Net gain (loss) on investments	(183,878)	(38,983)	(1,494,296)	(7,696)	(14,178,324)	(84,294)	(69,310)	(367,243)	(285,158)	(22,513)
Net increase (decrease) in net assets resulting from operations	$(193,551)	$(46,667)	$(1,489,045)	$(12,870)	$(14,847,058)	$(88,038)	$(62,301)	$(382,195)	$(296,162)	$(24,133)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2022

	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$58,431	$30,234	$216,928

Expenses:
Administrative charges	—	—	—
Mortality and expense risk charges	(325,272)	(506,397)	(218,636)
Total expenses	(325,272)	(506,397)	(218,636)
Net investment income (loss)	(266,841)	(476,163)	(1,708)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	249,152	482,932	(31,954)
Net realized gain distributions	2,053,571	3,915,292	263,324
Change in unrealized appreciation (depreciation) during the period	(6,126,110)	(11,178,390)	(2,864,539)
Net gain (loss) on investments	(3,823,387)	(6,780,166)	(2,633,169)
Net increase (decrease) in net assets resulting from operations	$(4,090,228)	$(7,256,329)	$(2,634,877)

The accompanying notes are an integral part of these financial statements.

(1) Formerly AB VPS Balanced Wealth Strategy Portfolio. Change effective May 2, 2022.
(2) Formerly AB VPS International Growth Portfolio. Change effective May 2, 2022.
(3) Formerly Invesco V.I. International Growth Fund. Change effective April 29, 2022.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2022

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Sustainable International Thematic Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)

Operations:
Net investment income (loss)	$34,468	$(13,358)	$129,542	$240,910	$(42,581)	$(16,455)	$(623,256)	$10,135	$6,656	$34,858
Net realized gain (loss) on security transactions	322,345	16,405	(153,880)	55,553	152,722	(5,279)	408,590	(3,421,197)	(4,632)	181,265
Net realized gain distributions	287,274	107,453	830,655	—	1,026,030	161,022	10,603,497	—	—	7,492,280
Change in unrealized appreciation (depreciation) during the period	(653,795)	(603,751)	(2,777,657)	(1,882,458)	(2,549,125)	(526,550)	(28,619,489)	(12,951,395)	(17,319)	(23,953,093)
Net increase (decrease) in net assets resulting from operations	(9,708)	(493,251)	(1,971,340)	(1,585,995)	(1,412,954)	(387,262)	(18,230,658)	(16,362,457)	(15,295)	(16,244,690)

Unit transactions:
Purchases	—	638	417,845	18,651	12,431	9,877	340,468	639,675	4,500	228,316
Net transfers	(82,759)	247,727	119,493	798,751	(701,039)	(9,838)	(1,090,876)	(6,809,115)	563,950	2,685,649
Surrenders for benefit payments and fees	(573,219)	(204,297)	(810,826)	(890,809)	(822,066)	(66,854)	(6,071,610)	(11,454,425)	(11,972)	(7,282,847)
Other transactions	(25)	1	(1)	73	(859)	—	1,086	3,975	—	1,160
Death benefits	(3,166)	(14)	(542,568)	(289,791)	(57,607)	(31,360)	(1,713,009)	(3,732,255)	—	(1,656,119)
Net annuity transactions	21,754	—	12,745	(2,664)	970	(1,554)	(156,321)	(305,738)	—	(63,129)
Net increase (decrease) in net assets resulting from unit transactions	(637,415)	44,055	(803,312)	(365,789)	(1,568,170)	(99,729)	(8,690,262)	(21,657,883)	556,478	(6,086,970)
Net increase (decrease) in net assets	(647,123)	(449,196)	(2,774,652)	(1,951,784)	(2,981,124)	(486,991)	(26,920,920)	(38,020,340)	541,183	(22,331,660)

Net assets:
Beginning of period	4,030,928	1,509,332	9,917,876	11,010,143	8,950,625	1,379,823	88,211,968	144,867,997	67,905	84,197,584
End of period	$3,383,805	$1,060,136	$7,143,224	$9,058,359	$5,969,501	$892,832	$61,291,048	$106,847,657	$609,088	$61,865,924

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®	American Funds Insurance Series® Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,065,339)	$(778,136)	$332,382	$(1,214)	$(423,727)	$6,632	$(3,291)	$(623,911)	$771,374	$305,034
Net realized gain (loss) on security transactions	(893,541)	333,404	(177,365)	(1,760)	—	27,161	(29,112)	(1,259,223)	775,979	11,920,717
Net realized gain distributions	14,534,375	8,146,769	203,897	16,458	—	77,962	177,100	691,146	28,342,005	50,786,595
Change in unrealized appreciation (depreciation) during the period	(25,988,262)	(19,976,060)	(1,381,402)	(22,564)	—	(125,280)	(198,636)	(8,517,774)	(59,096,294)	(148,110,575)
Net increase (decrease) in net assets resulting from operations	(13,412,767)	(12,274,023)	(1,022,488)	(9,080)	(423,727)	(13,525)	(53,939)	(9,709,762)	(29,206,936)	(85,098,229)

Unit transactions:
Purchases	106,604	91,689	2,705	—	845,947	137	—	234,638	430,883	2,890,078
Net transfers	(2,094,960)	(1,530,124)	(131,356)	1,818	76,357,465	81,705	908,005	(299,232)	(1,586,768)	(1,118,856)
Surrenders for benefit payments and fees	(5,616,078)	(4,193,065)	(494,363)	(157)	(27,148,385)	(65,464)	(19,219)	(3,715,552)	(10,063,029)	(37,009,202)
Other transactions	3,222	861	1	—	12,795	—	(1)	389	3,768	16,174
Death benefits	(1,521,649)	(862,706)	(79,417)	—	(11,463,712)	—	(40,825)	(1,067,830)	(2,976,283)	(16,799,528)
Net annuity transactions	(138,077)	(74,624)	(6,286)	—	751,638	—	—	23,459	(170,364)	(835,908)
Net increase (decrease) in net assets resulting from unit transactions	(9,260,938)	(6,567,969)	(708,716)	1,661	39,355,748	16,378	847,960	(4,824,128)	(14,361,793)	(52,857,242)
Net increase (decrease) in net assets	(22,673,705)	(18,841,992)	(1,731,204)	(7,419)	38,932,021	2,853	794,021	(14,533,890)	(43,568,729)	(137,955,471)

Net assets:
Beginning of period	87,329,262	58,889,141	6,764,968	137,616	107,384,600	601,017	415,806	51,967,425	159,457,338	581,841,613
End of period	$64,655,557	$40,047,149	$5,033,764	$130,197	$146,316,621	$603,870	$1,209,827	$37,433,535	$115,888,609	$443,886,142

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$424,115	$5,363,022	$(1,975,666)	$(19,305,742)	$(5,051,507)	$45,151	$(376,708)	$(1,733,242)	$(15,395)	$(115,345)
Net realized gain (loss) on security transactions	7,671,787	(10,267,295)	5,381,813	37,865,850	34,207,543	(4,110,760)	1,186,013	(1,293,670)	(3,510)	39,192
Net realized gain distributions	74,489,358	5,503,856	20,691,064	189,396,073	104,741,521	33,843,433	6,885,178	35,211,084	171,043	694,843
Change in unrealized appreciation (depreciation) during the period	(119,849,370)	(75,056,706)	(87,345,895)	(741,197,463)	(362,050,227)	(95,996,313)	(30,102,650)	(74,799,580)	(549,090)	(3,533,088)
Net increase (decrease) in net assets resulting from operations	(37,264,110)	(74,457,123)	(63,248,684)	(533,241,282)	(228,152,670)	(66,218,489)	(22,408,167)	(42,615,408)	(396,952)	(2,914,398)

Unit transactions:
Purchases	2,288,205	1,712,742	1,204,256	5,899,044	5,829,499	1,113,452	395,911	390,174	560	3,457
Net transfers	2,373,109	(20,396,417)	(2,285,899)	4,556,536	(21,187,890)	12,772,778	(218,370)	5,138,246	39,218	(808,242)
Surrenders for benefit payments and fees	(22,331,117)	(43,569,089)	(12,088,259)	(100,435,010)	(77,709,251)	(20,665,155)	(5,578,766)	(8,195,144)	(30,214)	(547,530)
Other transactions	11,565	9,930	6,982	48,293	43,208	11,592	1,091	278	(757)	990
Death benefits	(10,438,134)	(12,839,076)	(4,316,992)	(34,637,123)	(29,914,672)	(6,221,993)	(1,146,450)	(2,221,382)	(12,262)	(55,533)
Net annuity transactions	(663,596)	(202,614)	(357,114)	(2,160,299)	(1,167,340)	(340,656)	(103,465)	(117,169)	(613)	—
Net increase (decrease) in net assets resulting from unit transactions	(28,759,968)	(75,284,524)	(17,837,026)	(126,728,559)	(124,106,446)	(13,329,982)	(6,650,049)	(5,004,997)	(4,068)	(1,406,858)
Net increase (decrease) in net assets	(66,024,078)	(149,741,647)	(81,085,710)	(659,969,841)	(352,259,116)	(79,548,471)	(29,058,216)	(47,620,405)	(401,020)	(4,321,256)

Net assets:
Beginning of period	377,433,100	556,442,946	246,903,435	1,767,325,407	1,307,981,973	298,320,183	96,600,244	138,792,172	1,027,547	11,868,971
End of period	$311,409,022	$406,701,299	$165,817,725	$1,107,355,566	$955,722,857	$218,771,712	$67,542,028	$91,171,767	$626,527	$7,547,715

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(540,292)	$(358,425)	$(30,082)	$(32,682)	$13,602	$(2,891,131)	$11,465,880	$(842,112)	$19,886	$(1,866,861)
Net realized gain (loss) on security transactions	1,583,375	497,730	2,065	23,403	(14,584)	9,922,627	2,299,355	(683,016)	(26,837)	(4,303,227)
Net realized gain distributions	2,174,816	1,868,284	148,157	260,300	667	38,170,167	7,345,232	10,324,875	171,206	26,280,108
Change in unrealized appreciation (depreciation) during the period	(18,564,867)	(7,442,758)	(476,233)	(779,353)	(82,748)	(88,775,645)	(49,685,771)	(31,821,500)	(958,647)	(69,535,935)
Net increase (decrease) in net assets resulting from operations	(15,346,968)	(5,435,169)	(356,093)	(528,332)	(83,063)	(43,573,982)	(28,575,304)	(23,021,753)	(794,392)	(49,425,915)

Unit transactions:
Purchases	161,266	107,928	2,327	1,497	—	2,927,835	1,555,566	518,222	5,251	450,973
Net transfers	2,695,847	(1,044,714)	1,181,511	151,275	(51,784)	(2,899,419)	(4,212,957)	3,544,648	30,910	5,301,299
Surrenders for benefit payments and fees	(3,664,609)	(2,391,358)	(201,490)	(160,966)	(65,431)	(26,618,894)	(30,904,666)	(3,640,067)	(93,490)	(7,996,079)
Other transactions	656	117	(339)	—	—	16,258	30,803	380	3	4,958
Death benefits	(753,247)	(764,009)	(19,772)	284	—	(9,349,249)	(10,884,321)	(1,485,602)	(89,439)	(2,464,470)
Net annuity transactions	(86,862)	(1,441)	(821)	—	—	(674,847)	(882,465)	(203,991)	(7,602)	(158,403)
Net increase (decrease) in net assets resulting from unit transactions	(1,646,949)	(4,093,477)	961,416	(7,910)	(117,215)	(36,598,316)	(45,298,040)	(1,266,410)	(154,367)	(4,861,722)
Net increase (decrease) in net assets	(16,993,917)	(9,528,646)	605,323	(536,242)	(200,278)	(80,172,298)	(73,873,344)	(24,288,163)	(948,759)	(54,287,637)

Net assets:
Beginning of period	56,512,221	34,507,910	2,679,995	2,432,760	702,306	359,847,575	415,762,557	61,688,365	3,009,173	142,328,557
End of period	$39,518,304	$24,979,264	$3,285,318	$1,896,518	$502,028	$279,675,277	$341,889,213	$37,400,202	$2,060,414	$88,040,920

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(307,239)	$4,154,198	$258,847	$251,532	$1,429,381	$(1,452,199)	$(428,281)	$(395,505)	$(340,608)	$5,967
Net realized gain (loss) on security transactions	(813,523)	(6,664,551)	1,539,195	(609,613)	(1,617,903)	(1,864,305)	(364,195)	(1,961,197)	(1,509,240)	(84,284)
Net realized gain distributions	7,181,060	—	31,802,293	1,893,662	—	—	9,949,662	10,903,104	—	1,838,246
Change in unrealized appreciation (depreciation) during the period	(11,243,930)	(19,679,852)	(62,635,855)	(9,025,301)	(10,946,018)	(10,602,688)	(17,754,311)	(21,731,755)	201,758	(4,336,328)
Net increase (decrease) in net assets resulting from operations	(5,183,632)	(22,190,205)	(29,035,520)	(7,489,720)	(11,134,540)	(13,919,192)	(8,597,125)	(13,185,353)	(1,648,090)	(2,576,399)

Unit transactions:
Purchases	103,899	987,703	1,277,580	94,445	593,078	369,179	429,462	63,910	58,639	163,737
Net transfers	(1,039,514)	(6,286,790)	(8,160,531)	899,500	(1,721,738)	160,692	(4,210,281)	(3,217,827)	(1,280,693)	(702,450)
Surrenders for benefit payments and fees	(3,280,952)	(14,866,179)	(25,529,444)	(2,293,388)	(9,854,237)	(8,065,191)	(9,961,403)	(1,739,058)	(2,288,492)	(1,385,955)
Other transactions	(1,815)	12,371	5,673	304	1,747	(82)	758	(222)	13	7,972
Death benefits	(666,119)	(5,327,602)	(8,208,612)	(544,240)	(2,826,295)	(2,439,812)	(2,539,329)	(475,598)	(803,046)	(404,772)
Net annuity transactions	30,263	(416,381)	(397,804)	(20,524)	(67,419)	(191,725)	(117,551)	(31,880)	(8,062)	200,853
Net increase (decrease) in net assets resulting from unit transactions	(4,854,238)	(25,896,878)	(41,013,138)	(1,863,903)	(13,874,864)	(10,166,939)	(16,398,344)	(5,400,675)	(4,321,641)	(2,120,615)
Net increase (decrease) in net assets	(10,037,870)	(48,087,083)	(70,048,658)	(9,353,623)	(25,009,404)	(24,086,131)	(24,995,469)	(18,586,028)	(5,969,731)	(4,697,014)

Net assets:
Beginning of period	45,134,575	188,194,465	337,321,667	32,349,327	132,542,957	109,171,197	137,309,646	35,166,883	27,458,837	17,324,278
End of period	$35,096,705	$140,107,382	$267,273,009	$22,995,704	$107,533,553	$85,085,066	$112,314,177	$16,580,855	$21,489,106	$12,627,264

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$4,288,078	$(1,197,795)	$511,323	$(624,789)	$23,338	$(39,647)	$(1,678,809)	$(89,351)	$(85,307)	$13,008
Net realized gain (loss) on security transactions	(8,049,009)	1,657,494	8,515,158	3,789,548	431,164	(260,175)	(477,564)	(244,322)	(140,474)	35,072
Net realized gain distributions	3,312,175	31,468,328	21,362,431	6,498,345	3,420,831	737,750	—	1,157,924	832,147	388,821
Change in unrealized appreciation (depreciation) during the period	(50,758,786)	(78,061,429)	(53,222,858)	(38,363,241)	(8,556,746)	(2,158,678)	(35,910)	(3,225,614)	(2,664,017)	(617,416)
Net increase (decrease) in net assets resulting from operations	(51,207,542)	(46,133,402)	(22,833,946)	(28,700,137)	(4,681,413)	(1,720,750)	(2,192,283)	(2,401,363)	(2,057,651)	(180,515)

Unit transactions:
Purchases	695,845	779,057	776,631	527,155	152,722	35,910	528,216	42,363	6,546	2,616
Net transfers	1,809,486	7,536,251	(7,982,572)	(3,324,115)	823,971	(307,177)	6,376,546	757,542	16,702	1,204,436
Surrenders for benefit payments and fees	(31,293,140)	(23,679,668)	(20,566,194)	(11,972,918)	(1,958,351)	(399,278)	(12,153,613)	(628,623)	(427,636)	(95,834)
Other transactions	3,326	(1,245)	13,402	1,182	(21)	(2)	1,279	1,995	206	(38)
Death benefits	(8,746,240)	(6,746,697)	(6,439,014)	(3,375,294)	(634,412)	(108,692)	(2,520,956)	(194,243)	(79,945)	(32,064)
Net annuity transactions	64,138	63,206	77,791	(115,469)	(12,425)	(4,308)	(82,785)	(3,954)	(9,578)	—
Net increase (decrease) in net assets resulting from unit transactions	(37,466,585)	(22,049,096)	(34,119,956)	(18,259,459)	(1,628,516)	(783,547)	(7,851,313)	(24,920)	(493,705)	1,079,116
Net increase (decrease) in net assets	(88,674,127)	(68,182,498)	(56,953,902)	(46,959,596)	(6,309,929)	(2,504,297)	(10,043,596)	(2,426,283)	(2,551,356)	898,601

Net assets:
Beginning of period	335,977,863	286,383,478	246,553,116	151,522,137	24,788,920	6,923,351	117,737,726	7,522,635	6,904,019	3,032,441
End of period	$247,303,736	$218,200,980	$189,599,214	$104,562,541	$18,478,991	$4,419,054	$107,694,130	$5,096,352	$4,352,663	$3,931,042

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$6,633	$(74,409)	$513,167	$(6,438)	$(1,732,835)	$(156,396)	$(1,107,207)	$(807,888)	$(1,129,884)	$(449,166)
Net realized gain (loss) on security transactions	109,599	191,286	(348,651)	163,531	2,067,552	226,520	5,165,232	(985,013)	(2,631,801)	4,910,761
Net realized gain distributions	840,288	1,530,031	53,772	331,440	12,093,942	1,134,518	11,582,124	5,799,408	18,582,757	23,344,917
Change in unrealized appreciation (depreciation) during the period	(1,917,522)	(3,634,699)	(3,567,077)	(1,015,800)	(57,691,303)	(3,992,836)	(35,189,516)	(21,597,788)	(40,032,915)	(63,314,920)
Net increase (decrease) in net assets resulting from operations	(961,002)	(1,987,791)	(3,348,789)	(527,267)	(45,262,644)	(2,788,194)	(19,549,367)	(17,591,281)	(25,211,843)	(35,508,408)

Unit transactions:
Purchases	2,964	13,652	58,591	1,002	385,391	28,478	667,302	73,473	309,235	1,512,097
Net transfers	154,854	153,114	(978,972)	330,244	8,178,668	358,719	(3,229,229)	(2,679,860)	3,797,561	(7,648,175)
Surrenders for benefit payments and fees	(717,505)	(1,145,551)	(1,946,807)	(453,782)	(9,318,799)	(978,231)	(6,449,695)	(2,908,027)	(4,665,778)	(22,043,039)
Other transactions	26	(4)	(94)	14	(276)	143	7,868	37	508	6,220
Death benefits	(128,680)	(269,275)	(674,098)	(73,331)	(2,404,252)	(299,260)	(2,211,347)	(855,224)	(1,604,278)	(8,638,553)
Net annuity transactions	—	(35,352)	(57,129)	(8,860)	(122,906)	(47,834)	(345,400)	48,118	(100,221)	(509,307)
Net increase (decrease) in net assets resulting from unit transactions	(688,341)	(1,283,416)	(3,598,509)	(204,713)	(3,282,174)	(937,985)	(11,560,501)	(6,321,483)	(2,262,973)	(37,320,757)
Net increase (decrease) in net assets	(1,649,343)	(3,271,207)	(6,947,298)	(731,980)	(48,544,818)	(3,726,179)	(31,109,868)	(23,912,764)	(27,474,816)	(72,829,165)

Net assets:
Beginning of period	7,957,663	13,607,209	24,361,010	4,715,608	139,687,460	14,873,447	113,453,747	60,292,349	80,456,774	324,293,690
End of period	$6,308,320	$10,336,002	$17,413,712	$3,983,628	$91,142,642	$11,147,268	$82,343,879	$36,379,585	$52,981,958	$251,464,525

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(497,436)	$3,590,556	$(184,733)	$1,792,965	$(1,397,077)	$(24,415)	$36,298	$(13,000)	$23,837	$3,133
Net realized gain (loss) on security transactions	8,429,664	(7,364,223)	385,920	(1,564,425)	(1,362,791)	(83,683)	578,955	21,045	112,134	(9,346)
Net realized gain distributions	9,685,641	3,705,410	1,919,610	—	—	35,984	929,338	34,866	514,034	4,411
Change in unrealized appreciation (depreciation) during the period	(32,070,442)	(58,176,096)	(5,502,569)	(7,115,020)	8,897,973	(432,102)	(5,990,257)	(456,602)	(882,223)	(48,174)
Net increase (decrease) in net assets resulting from operations	(14,452,573)	(58,244,353)	(3,381,772)	(6,886,480)	6,138,105	(504,216)	(4,445,666)	(413,691)	(232,218)	(49,976)

Unit transactions:
Purchases	735,978	763,305	68,503	405,442	154,583	1,200	58,444	—	2,535	—
Net transfers	(6,010,468)	(9,298,515)	438,208	(1,424,799)	(18,366,954)	(12,474)	2,532,962	(110,567)	(254,530)	24,587
Surrenders for benefit payments and fees	(15,412,163)	(34,406,227)	(1,157,040)	(4,190,384)	(17,613,918)	(102,417)	(2,606,707)	(28,278)	(484,707)	(44,621)
Other transactions	4,290	(722)	24	746	(94)	—	1,684	1	(1)	(1)
Death benefits	(4,246,873)	(9,172,002)	(351,557)	(1,593,754)	(2,799,421)	(231,971)	(132,842)	(375,513)	(116,948)	—
Net annuity transactions	(116,250)	108,293	(46,752)	(182,416)	83,028	—	11,819	(10,365)	(1,366)	—
Net increase (decrease) in net assets resulting from unit transactions	(25,045,486)	(52,005,868)	(1,048,614)	(6,985,165)	(38,542,776)	(345,662)	(134,640)	(524,722)	(855,017)	(20,035)
Net increase (decrease) in net assets	(39,498,059)	(110,250,221)	(4,430,386)	(13,871,645)	(32,404,671)	(849,878)	(4,580,306)	(938,413)	(1,087,235)	(70,011)

Net assets:
Beginning of period	193,290,476	397,065,930	18,829,376	58,238,454	166,563,045	2,981,920	23,823,567	1,454,304	5,455,987	329,952
End of period	$153,792,417	$286,815,709	$14,398,990	$44,366,809	$134,158,374	$2,132,042	$19,243,261	$515,891	$4,368,752	$259,941

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(28,942)	$(111,965)	$(466,837)	$(38,193)	$(147,882)	$(30,010)	$(110,021)	$(21,110)	$(132,769)	$1,267,020
Net realized gain (loss) on security transactions	(203,428)	(1,621,052)	(101,070)	(141,871)	(370,906)	(4,254)	54,180	(15,571)	345,337	(1,644,675)
Net realized gain distributions	896,597	4,020,406	7,459,683	210,815	2,180,435	618,623	1,109,813	1,383,564	1,085,607	512,061
Change in unrealized appreciation (depreciation) during the period	(2,467,775)	(11,065,409)	(9,034,179)	(2,010,236)	(5,352,740)	(1,318,179)	(3,880,239)	(2,273,635)	(3,258,619)	(1,025,131)
Net increase (decrease) in net assets resulting from operations	(1,803,548)	(8,778,020)	(2,142,403)	(1,979,485)	(3,691,093)	(733,820)	(2,826,267)	(926,752)	(1,960,444)	(890,725)

Unit transactions:
Purchases	4,535	19,075	177,981	612	48,065	888	2,620	1,913	17,755	40,271
Net transfers	257,323	3,490,521	3,364,488	1,533,887	(1,881,380)	5,615	424,107	18,068	(109,971)	(1,927,490)
Surrenders for benefit payments and fees	(163,255)	(557,388)	(2,797,602)	(460,505)	(559,342)	(138,296)	(528,577)	(286,769)	(815,572)	(2,294,940)
Other transactions	508	232	(147)	30	(32)	(2)	(1)	(2)	(87)	(21)
Death benefits	(29,535)	(180,107)	(967,332)	(87,833)	(129,474)	18,129	(206,313)	(55,975)	(224,710)	(689,567)
Net annuity transactions	(6,291)	(6,369)	(37,845)	(252)	(54,619)	—	(1,621)	(755)	(1,571)	(7,766)
Net increase (decrease) in net assets resulting from unit transactions	63,285	2,765,964	(260,457)	985,939	(2,576,782)	(113,666)	(309,785)	(323,520)	(1,134,156)	(4,879,513)
Net increase (decrease) in net assets	(1,740,263)	(6,012,056)	(2,402,860)	(993,546)	(6,267,875)	(847,486)	(3,136,052)	(1,250,272)	(3,094,600)	(5,770,238)

Net assets:
Beginning of period	2,918,031	11,929,291	43,334,574	4,836,397	13,179,636	2,329,233	8,596,649	4,450,679	11,563,262	25,017,263
End of period	$1,177,768	$5,917,235	$40,931,714	$3,842,851	$6,911,761	$1,481,747	$5,460,597	$3,200,407	$8,468,662	$19,247,025

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(7,449)	$(42,958)	$3,430	$(2,378)	$689	$(24,048)	$11,379	$40,286	$5,909	$1,353
Net realized gain (loss) on security transactions	5,307	187,737	(735)	(6,918)	(50,221)	(192,066)	22,169	(5,797)	(176,036)	(3,779)
Net realized gain distributions	192,824	737,280	23,586	105,160	100,141	223,190	130,720	49,172	793,342	49,384
Change in unrealized appreciation (depreciation) during the period	(612,398)	(2,569,767)	(91,727)	(274,338)	(131,448)	(294,294)	(223,454)	(171,471)	(1,385,529)	(110,671)
Net increase (decrease) in net assets resulting from operations	(421,716)	(1,687,708)	(65,446)	(178,474)	(80,839)	(287,218)	(59,186)	(87,810)	(762,314)	(63,713)

Unit transactions:
Purchases	673	1,300	—	—	—	1,669	—	783	540	—
Net transfers	30,659	824,535	140,978	204,996	(212,177)	(595,477)	369,340	(18,341)	398,634	1,491
Surrenders for benefit payments and fees	(58,921)	(651,186)	(22,230)	(59,789)	(10,364)	(116,673)	(74,050)	(25,158)	(381,945)	(14,848)
Other transactions	(1)	14	—	—	688	(137)	(253)	—	11	—
Death benefits	(15,228)	(1,339)	4,532	(3,806)	—	2,406	—	—	(81,771)	—
Net annuity transactions	(10,801)	21,763	—	(680)	—	(4,219)	(2,457)	—	(180)	—
Net increase (decrease) in net assets resulting from unit transactions	(53,619)	195,087	123,280	140,721	(221,853)	(712,431)	292,580	(42,716)	(64,711)	(13,357)
Net increase (decrease) in net assets	(475,335)	(1,492,621)	57,834	(37,753)	(302,692)	(999,649)	233,394	(130,526)	(827,025)	(77,070)

Net assets:
Beginning of period	2,446,703	5,557,059	523,696	1,157,492	510,049	1,870,112	1,416,319	703,780	3,992,674	330,425
End of period	$1,971,368	$4,064,438	$581,530	$1,119,739	$207,357	$870,463	$1,649,713	$573,254	$3,165,649	$253,355

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	PSF PGIM Jennison Focused Blend Portfolio	PSF PGIM Jennison Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery Fund	Allspring VT Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(9,673)	$(7,684)	$5,251	$(5,174)	$(668,734)	$(3,744)	$7,009	$(14,952)	$(11,004)	$(1,620)
Net realized gain (loss) on security transactions	8,533	5,718	1,025,735	34,504	350,197	(10,951)	(27,228)	(17,828)	(143,265)	(11,750)
Net realized gain distributions	—	—	1,739,724	37,473	8,924,761	29,628	—	134,324	210,122	10,741
Change in unrealized appreciation (depreciation) during the period	(192,411)	(44,701)	(4,259,755)	(79,673)	(23,453,282)	(102,971)	(42,082)	(483,739)	(352,015)	(21,504)
Net increase (decrease) in net assets resulting from operations	(193,551)	(46,667)	(1,489,045)	(12,870)	(14,847,058)	(88,038)	(62,301)	(382,195)	(296,162)	(24,133)

Unit transactions:
Purchases	—	—	49,154	1,275	107,861	—	700	420	—	—
Net transfers	79	—	(884,538)	118,924	(727,496)	(160,124)	15,882	64,660	(134,569)	(91,225)
Surrenders for benefit payments and fees	(2,015)	(2,374)	(1,629,939)	(76,203)	(2,908,702)	(15,215)	(16,809)	(54,970)	(18,146)	(12,647)
Other transactions	1	—	1,362	—	(36)	—	(112)	(573)	19	1
Death benefits	—	—	(774,481)	(28,428)	(915,032)	(27,019)	(19,315)	(27,307)	—	—
Net annuity transactions	—	—	(18,235)	—	(119,590)	(7,336)	(455)	(475)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,935)	(2,374)	(3,256,677)	15,568	(4,562,995)	(209,694)	(20,109)	(18,245)	(152,696)	(103,871)
Net increase (decrease) in net assets	(195,486)	(49,041)	(4,745,722)	2,698	(19,410,053)	(297,732)	(82,410)	(400,440)	(448,858)	(128,004)

Net assets:
Beginning of period	709,282	473,146	22,391,709	1,245,025	47,701,072	505,521	469,509	1,053,006	757,389	158,487
End of period	$513,796	$424,105	$17,645,987	$1,247,723	$28,291,019	$207,789	$387,099	$652,566	$308,531	$30,483

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2022

	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(266,841)	$(476,163)	$(1,708)
Net realized gain (loss) on security transactions	249,152	482,932	(31,954)
Net realized gain distributions	2,053,571	3,915,292	263,324
Change in unrealized appreciation (depreciation) during the period	(6,126,110)	(11,178,390)	(2,864,539)
Net increase (decrease) in net assets resulting from operations	(4,090,228)	(7,256,329)	(2,634,877)

Unit transactions:
Purchases	21,652	132,502	17,520
Net transfers	364,591	204,628	989,610
Surrenders for benefit payments and fees	(1,689,919)	(1,688,077)	(851,196)
Other transactions	(700)	11,361	579
Death benefits	(615,841)	(627,517)	(186,786)
Net annuity transactions	(30,305)	(320,539)	(22,446)
Net increase (decrease) in net assets resulting from unit transactions	(1,950,522)	(2,287,642)	(52,719)
Net increase (decrease) in net assets	(6,040,750)	(9,543,971)	(2,687,596)

Net assets:
Beginning of period	22,474,746	35,776,693	14,028,836
End of period	$16,433,996	$26,232,722	$11,341,240

The accompanying notes are an integral part of these financial statements.

(1) Formerly AB VPS Balanced Wealth Strategy Portfolio. Change effective May 2, 2022.
(2) Formerly AB VPS International Growth Portfolio. Change effective May 2, 2022.
(3) Formerly Invesco V.I. International Growth Fund. Change effective April 29, 2022.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2021

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$25,124	$(16,689)	$(124,725)	$5,929	$(70,592)	$(22,587)	$(1,023,549)	$747,882	$1,977
Net realized gain (loss) on security transactions	577,802	137,097	77,117	420,110	562,875	50,872	2,392,856	(62,774)	176
Net realized gain distributions	—	258,358	224,141	—	—	133,074	1,918,914	—	—
Change in unrealized appreciation (depreciation) during the period	354,329	(30,993)	929,372	619,666	1,917,609	(74,150)	16,641,105	(7,047,534)	(840)
Net increase (decrease) in net assets resulting from operations	957,255	347,773	1,105,905	1,045,705	2,409,892	87,209	19,929,326	(6,362,426)	1,313

Unit transactions:
Purchases	131	1,294	897	56,006	27,480	13,618	301,088	857,336	—
Net transfers	(543,786)	(182,336)	146,779	(886,263)	232,454	(6,377)	(5,706,306)	13,195,713	31,101
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(747,235)	(93,230)	(932,452)	(1,100,644)	(834,644)	(89,891)	(8,169,664)	(14,448,911)	(12,807)
Other transactions	(26)	(1)	(113)	629	3	1	3,743	9,092	—
Death benefits	(248,623)	(33,452)	(193,172)	(356,444)	(579,637)	(17,342)	(2,097,562)	(4,432,631)	—
Net annuity transactions	3,240	—	(23,157)	(17,385)	5,988	20,555	(115,896)	(197,747)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,536,299)	(307,725)	(1,001,218)	(2,304,101)	(1,148,356)	(79,436)	(15,784,597)	(5,017,148)	18,294
Net increase (decrease) in net assets	(579,044)	40,048	104,687	(1,258,396)	1,261,536	7,773	4,144,729	(11,379,574)	19,607

Net assets:
Beginning of period	4,609,972	1,469,284	9,813,189	12,268,539	7,689,089	1,372,050	84,067,239	156,247,571	48,298
End of period	$4,030,928	$1,509,332	$9,917,876	$11,010,143	$8,950,625	$1,379,823	$88,211,968	$144,867,997	$67,905

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Invesco V.I. International Growth Fund	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund®	American Funds Insurance Series® Capital World Growth and Income Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(318,212)	$(1,210,095)	$(960,437)	$97,265	$(157)	$(2,041,202)	$(1,437)	$(3,613)	$(52,719)	$(156,508)
Net realized gain (loss) on security transactions	4,017,176	370,141	4,014,629	(15,088)	1,097	—	108,472	25,485	442,490	6,908,561
Net realized gain distributions	5,830,106	—	3,165,937	217,717	522	—	—	—	1,394,286	3,561,002
Change in unrealized appreciation (depreciation) during the period	(5,885,986)	17,285,224	3,678,511	209,354	17,729	—	68,503	72,146	(5,584,569)	9,007,806
Net increase (decrease) in net assets resulting from operations	3,643,084	16,445,270	9,898,640	509,248	19,191	(2,041,202)	175,538	94,018	(3,800,512)	19,320,861

Unit transactions:
Purchases	199,806	280,253	184,668	26,634	—	1,425,808	3,163	105	206,005	904,877
Net transfers	2,441,536	(2,898,036)	(1,829,380)	378,203	(661)	22,697,160	(27,579)	(12,448)	3,721,953	77,821
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(8,786,350)	(7,559,038)	(6,020,263)	(759,117)	(171)	(35,847,269)	(23,084)	(9,992)	(5,331,801)	(13,533,558)
Other transactions	1,002	1,682	760	(78)	(1)	7,617	2	—	312	7,127
Death benefits	(1,887,646)	(2,093,133)	(1,207,238)	(90,198)	—	(12,398,148)	(416,019)	—	(2,076,941)	(4,156,516)
Net annuity transactions	16,610	(130,912)	34,962	(14,561)	—	1,189,451	—	—	99,173	(262,606)
Net increase (decrease) in net assets resulting from unit transactions	(8,015,042)	(12,399,184)	(8,836,491)	(459,117)	(833)	(22,925,381)	(463,517)	(22,335)	(3,381,299)	(16,962,855)
Net increase (decrease) in net assets	(4,371,958)	4,046,086	1,062,149	50,131	18,358	(24,966,583)	(287,979)	71,683	(7,181,811)	2,358,006

Net assets:
Beginning of period	88,569,542	83,283,176	57,826,992	6,714,837	119,258	132,351,183	888,996	344,123	59,149,236	157,099,332
End of period	$84,197,584	$87,329,262	$58,889,141	$6,764,968	$137,616	$107,384,600	$601,017	$415,806	$51,967,425	$159,457,338

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Washington Mutual Investors FundSM	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund®	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Omega Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,524,371)	$(1,229,434)	$(1,346,468)	$(3,509,414)	$(27,392,489)	$(8,010,103)	$2,108,588	$(1,001,482)	$(2,523,279)	$(22,914)
Net realized gain (loss) on security transactions	24,236,131	17,436,474	2,816,754	17,665,712	136,475,896	66,696,169	12,381,606	6,502,180	9,658,541	84,718
Net realized gain distributions	19,136,938	—	23,394,588	12,165,810	223,235,765	12,601,202	—	3,381,953	3,370,689	116,303
Change in unrealized appreciation (depreciation) during the period	28,579,911	65,492,629	(35,937,131)	7,094,734	(17,041,976)	182,041,849	(23,391,495)	(5,497,881)	(2,827,690)	(48,450)
Net increase (decrease) in net assets resulting from operations	70,428,609	81,699,669	(11,072,257)	33,416,842	315,277,196	253,329,117	(8,901,301)	3,384,770	7,678,261	129,657

Unit transactions:
Purchases	3,457,610	2,195,857	2,381,979	1,601,749	7,918,967	5,987,562	1,177,764	323,612	497,897	560
Net transfers	15,191,502	(56,604)	53,120,199	(2,962,472)	(70,009,873)	(29,893,841)	2,100,520	(323,412)	(1,346,211)	(187,969)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(43,345,758)	(31,347,518)	(54,030,907)	(19,052,651)	(147,240,737)	(106,228,687)	(29,013,803)	(8,459,221)	(12,618,200)	(39,143)
Other transactions	15,271	3,024	6,284	25,265	279,097	74,709	5,994	1,860	(1,934)	1
Death benefits	(18,677,804)	(10,647,391)	(18,939,663)	(6,144,793)	(44,147,129)	(37,315,382)	(8,610,850)	(2,907,375)	(3,840,113)	(2,149)
Net annuity transactions	(1,209,787)	(1,084,275)	115,483	(587,176)	(2,865,978)	(3,111,589)	(157,195)	(128,004)	(284,895)	(867)
Net increase (decrease) in net assets resulting from unit transactions	(44,568,966)	(40,936,907)	(17,346,625)	(27,120,078)	(256,065,653)	(170,487,228)	(34,497,570)	(11,492,540)	(17,593,456)	(229,567)
Net increase (decrease) in net assets	25,859,643	40,762,762	(28,418,882)	6,296,764	59,211,543	82,841,889	(43,398,871)	(8,107,770)	(9,915,195)	(99,910)

Net assets:
Beginning of period	555,981,970	336,670,338	584,861,828	240,606,671	1,708,113,864	1,225,140,084	341,719,054	104,708,014	148,707,367	1,127,457
End of period	$581,841,613	$377,433,100	$556,442,946	$246,903,435	$1,767,325,407	$1,307,981,973	$298,320,183	$96,600,244	$138,792,172	$1,027,547

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(197,302)	$(803,074)	$(417,373)	$(10,647)	$(38,092)	$11,252	$(3,138,569)	$11,896,253	$(1,197,672)	$(20,310)
Net realized gain (loss) on security transactions	596,444	4,856,158	3,056,768	178,760	85,701	14,657	18,661,369	6,549,933	4,485,721	(1,287)
Net realized gain distributions	2,441,964	6,850,342	5,398,100	209,957	218,511	11,197	11,346,704	—	7,737,447	70,405
Change in unrealized appreciation (depreciation) during the period	(658,433)	1,739,245	(645,345)	125,014	194,400	(12,840)	49,453,448	39,092,723	(3,381,274)	620,359
Net increase (decrease) in net assets resulting from operations	2,182,673	12,642,671	7,392,150	503,084	460,520	24,266	76,322,952	57,538,909	7,644,222	669,167

Unit transactions:
Purchases	35,341	233,691	151,100	1,047	1,908	131	1,300,075	2,490,455	264,528	1,650
Net transfers	248,943	(2,499,391)	(2,990,484)	986,162	24,040	169,762	(12,911,021)	(1,495,676)	(3,203,051)	(259,688)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(655,796)	(6,277,132)	(3,851,681)	(190,922)	(94,173)	(318,283)	(30,877,142)	(46,057,047)	(5,048,327)	(423,816)
Other transactions	220	(204)	815	1	5	1	5,777	46,813	3,171	5
Death benefits	(357,950)	(836,353)	(1,094,650)	(5,083)	(24,240)	—	(8,664,427)	(13,293,709)	(1,531,056)	(101,991)
Net annuity transactions	—	33,604	(7,068)	7,852	—	(7,060)	(591,830)	(154,405)	(148,856)	(6,837)
Net increase (decrease) in net assets resulting from unit transactions	(729,242)	(9,345,785)	(7,791,968)	799,057	(92,460)	(155,449)	(51,738,568)	(58,463,569)	(9,663,591)	(790,677)
Net increase (decrease) in net assets	1,453,431	3,296,886	(399,818)	1,302,141	368,060	(131,183)	24,584,384	(924,660)	(2,019,369)	(121,510)

Net assets:
Beginning of period	10,415,540	53,215,335	34,907,728	1,377,854	2,064,700	833,489	335,263,191	416,687,217	63,707,734	3,130,683
End of period	$11,868,971	$56,512,221	$34,507,910	$2,679,995	$2,432,760	$702,306	$359,847,575	$415,762,557	$61,688,365	$3,009,173

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin DynaTech VIP Fund	Templeton Global Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,781,160)	$(350,612)	$3,167,138	$3,808,919	$(316,035)	$42,074	$(743,453)	$1,223,585	$(657,774)	$(418,303)
Net realized gain (loss) on security transactions	6,356,187	1,210,324	(2,099,969)	6,843,754	1,803,987	1,558,954	3,248	512,035	2,698,027	(959,838)
Net realized gain distributions	17,644,297	1,284,795	—	—	739,884	—	—	—	2,139,461	—
Change in unrealized appreciation (depreciation) during the period	(9,291,423)	7,110,699	(172,570)	44,870,496	(4,683,386)	2,210,881	4,561,690	20,548,815	(8,103)	(552,546)
Net increase (decrease) in net assets resulting from operations	11,927,901	9,255,206	894,599	55,523,169	(2,455,550)	3,811,909	3,821,485	22,284,435	4,171,611	(1,930,687)

Unit transactions:
Purchases	467,553	137,886	1,045,452	1,351,177	212,304	492,586	655,805	788,789	43,119	149,623
Net transfers	(6,047,258)	(282,730)	15,450,429	(16,955,061)	527,367	294,103	612,167	(6,563,288)	298,286	3,960,266
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(13,410,727)	(4,680,951)	(18,835,038)	(32,590,947)	(3,116,707)	(12,843,425)	(11,120,976)	(13,140,030)	(2,613,932)	(3,347,062)
Other transactions	2,956	1,805	7,811	6,249	165	5,489	1,213	9,199	(176)	486
Death benefits	(3,092,132)	(1,778,383)	(5,965,290)	(9,724,124)	(963,780)	(3,428,135)	(3,750,753)	(3,804,386)	(633,931)	(857,967)
Net annuity transactions	(94,353)	(12,224)	57,506	(274,173)	(30,139)	(64,729)	(164,875)	31,954	20,000	35,015
Net increase (decrease) in net assets resulting from unit transactions	(22,173,961)	(6,614,597)	(8,239,130)	(58,186,879)	(3,370,790)	(15,544,111)	(13,767,419)	(22,677,762)	(2,886,634)	(59,639)
Net increase (decrease) in net assets	(10,246,060)	2,640,609	(7,344,531)	(2,663,710)	(5,826,340)	(11,732,202)	(9,945,934)	(393,327)	1,284,977	(1,990,326)

Net assets:
Beginning of period	152,574,617	42,493,966	195,538,996	339,985,377	38,175,667	144,275,159	119,117,131	137,702,973	33,881,906	29,449,163
End of period	$142,328,557	$45,134,575	$188,194,465	$337,321,667	$32,349,327	$132,542,957	$109,171,197	$137,309,646	$35,166,883	$27,458,837

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(106,108)	$3,585,519	$(2,832,750)	$(375,339)	$(1,449,126)	$(125,179)	$(108,250)	$(1,311,937)	$(124,217)	$(120,586)
Net realized gain (loss) on security transactions	765,314	1,523,569	12,784,861	12,062,897	8,595,247	1,456,238	188,584	(112,050)	542,899	430,747
Net realized gain distributions	869,249	8,672,138	25,015,713	11,591,515	6,138,350	—	1,064,249	—	913,407	570,307
Change in unrealized appreciation (depreciation) during the period	1,120,395	(21,860,647)	1,309,117	40,566,893	19,168,346	235,151	(643,824)	(972,578)	(1,311,499)	(706,920)
Net increase (decrease) in net assets resulting from operations	2,648,850	(8,079,421)	36,276,941	63,845,966	32,452,817	1,566,210	500,759	(2,396,565)	20,590	173,548

Unit transactions:
Purchases	906,254	1,278,892	1,202,221	833,880	455,371	138,392	33,384	396,235	57,823	37,995
Net transfers	1,428,402	44,684,061	(8,797,739)	(24,890,858)	(13,375,260)	297,861	582,271	7,514,971	129,558	299,924
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(2,589,075)	(38,219,735)	(29,921,904)	(24,610,474)	(16,633,653)	(2,690,223)	(322,786)	(15,583,777)	(726,768)	(813,036)
Other transactions	10,702	1,975	1,338	(3,595)	2,676	2,532	16	326	523	112
Death benefits	(547,542)	(10,131,776)	(7,600,343)	(5,790,487)	(3,811,887)	(464,688)	(47,683)	(5,358,323)	(262,343)	(35,972)
Net annuity transactions	124,115	265,262	113,040	188,113	22,959	(4,254)	(4,698)	12,522	3,936	(4,958)
Net increase (decrease) in net assets resulting from unit transactions	(667,144)	(2,121,321)	(45,003,387)	(54,273,421)	(33,339,794)	(2,720,380)	240,504	(13,018,046)	(797,271)	(515,935)
Net increase (decrease) in net assets	1,981,706	(10,200,742)	(8,726,446)	9,572,545	(886,977)	(1,154,170)	741,263	(15,414,611)	(776,681)	(342,387)

Net assets:
Beginning of period	15,342,572	346,178,605	295,109,924	236,980,571	152,409,114	25,943,090	6,182,088	133,152,337	8,299,316	7,246,406
End of period	$17,324,278	$335,977,863	$286,383,478	$246,553,116	$151,522,137	$24,788,920	$6,923,351	$117,737,726	$7,522,635	$6,904,019

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(6,092)	$(13,380)	$(100,260)	$356,275	$(20,159)	$(2,341,920)	$(176,755)	$(1,431,871)	$(1,149,459)	$(1,674,552)
Net realized gain (loss) on security transactions	102,568	266,371	573,027	368,600	239,931	14,287,401	976,820	9,325,366	3,218,417	6,261,370
Net realized gain distributions	101,040	324,434	1,265,596	390,487	474,034	19,051,298	915,188	3,451,883	11,659,593	13,673,645
Change in unrealized appreciation (depreciation) during the period	387,842	1,293,816	992,678	(664,413)	400,381	(3,356,504)	380,535	13,061,592	(7,079,343)	(18,015,322)
Net increase (decrease) in net assets resulting from operations	585,358	1,871,241	2,731,041	450,949	1,094,187	27,640,275	2,095,788	24,406,970	6,649,208	245,141

Unit transactions:
Purchases	61,203	6,213	13,203	150,199	279	419,333	33,704	696,190	247,060	353,059
Net transfers	(133,238)	(1,095,329)	446,741	2,252,397	(237,281)	(9,160,249)	(189,720)	(5,482,347)	(2,420,965)	(2,682,793)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(122,643)	(755,498)	(1,407,229)	(3,044,891)	(340,167)	(13,112,498)	(1,554,782)	(9,519,768)	(4,675,826)	(7,231,075)
Other transactions	5	25	(780)	674	(4)	1,805	(36)	5,767	(1,096)	630
Death benefits	(17,014)	(76,599)	(416,498)	(944,327)	(130,959)	(2,868,375)	(318,324)	(2,848,153)	(1,424,937)	(2,074,196)
Net annuity transactions	—	—	28,088	68,710	(15,942)	(113,775)	(12,725)	(74,611)	(93,425)	(164,562)
Net increase (decrease) in net assets resulting from unit transactions	(211,687)	(1,921,188)	(1,336,475)	(1,517,238)	(724,074)	(24,833,759)	(2,041,883)	(17,222,922)	(8,369,189)	(11,798,937)
Net increase (decrease) in net assets	373,671	(49,947)	1,394,566	(1,066,289)	370,113	2,806,516	53,905	7,184,048	(1,719,981)	(11,553,796)

Net assets:
Beginning of period	2,658,770	8,007,610	12,212,643	25,427,299	4,345,495	136,880,944	14,819,542	106,269,699	62,012,330	92,010,570
End of period	$3,032,441	$7,957,663	$13,607,209	$24,361,010	$4,715,608	$139,687,460	$14,873,447	$113,453,747	$60,292,349	$80,456,774

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(237,088)	$(649,128)	$4,593,299	$(205,085)	$1,813,096	$(497,989)	$(6,447)	$(12,439)	$(24,878)	$20,153
Net realized gain (loss) on security transactions	10,402,856	12,207,033	2,603,251	1,113,647	(257,249)	(846,158)	28,586	1,686,809	57,526	361,009
Net realized gain distributions	15,482,578	4,252,959	29,914	1,051,217	—	—	497,668	1,670,596	205,607	680,662
Change in unrealized appreciation (depreciation) during the period	11,189,178	24,761,134	(16,885,563)	1,814,178	(618,522)	646,538	(362,113)	2,419,460	(50,850)	(31,300)
Net increase (decrease) in net assets resulting from operations	36,837,524	40,571,998	(9,659,099)	3,773,957	937,325	(697,609)	157,694	5,764,426	187,405	1,030,524

Unit transactions:
Purchases	1,372,114	670,387	1,250,770	17,797	405,227	415,834	1,200	32,819	—	2,464
Net transfers	6,574,170	(12,030,461)	39,754,815	(564,417)	3,498,116	16,271,121	31,538	(2,976,710)	(136,579)	(493,510)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(27,707,478)	(18,873,388)	(44,198,912)	(1,573,771)	(4,694,048)	(20,200,142)	(151,781)	(2,797,952)	(27,418)	(772,197)
Other transactions	33,556	1,933	24,999	(40)	308	(647)	(8)	(754)	—	—
Death benefits	(8,469,350)	(5,185,594)	(10,017,304)	(487,461)	(1,921,553)	(1,492,825)	(29,358)	(318,565)	(6,214)	(90,931)
Net annuity transactions	(478,349)	9,986	189,894	(32,331)	104,013	7,921	—	—	(15,544)	(1,146)
Net increase (decrease) in net assets resulting from unit transactions	(28,675,337)	(35,407,137)	(12,995,738)	(2,640,223)	(2,607,937)	(4,998,738)	(148,409)	(6,061,162)	(185,755)	(1,355,320)
Net increase (decrease) in net assets	8,162,187	5,164,861	(22,654,837)	1,133,734	(1,670,612)	(5,696,347)	9,285	(296,736)	1,650	(324,796)

Net assets:
Beginning of period	316,131,503	188,125,615	419,720,767	17,695,642	59,909,066	172,259,392	2,972,635	24,120,303	1,452,654	5,780,783
End of period	$324,293,690	$193,290,476	$397,065,930	$18,829,376	$58,238,454	$166,563,045	$2,981,920	$23,823,567	$1,454,304	$5,455,987

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$3,589	$(56,500)	$(225,446)	$(421,378)	$(47,301)	$(219,651)	$(37,813)	$(151,350)	$(51,328)	$(173,710)
Net realized gain (loss) on security transactions	(366)	210,080	1,914,249	387,426	368,806	968,566	78,528	562,640	128,939	1,276,356
Net realized gain distributions	22,551	858,223	5,626,497	—	941,562	1,374,232	122,754	436,079	245,880	727,181
Change in unrealized appreciation (depreciation) during the period	(33,064)	(1,042,841)	(8,967,050)	3,077,797	(312,803)	(465,625)	251,082	246,544	640,779	406,192
Net increase (decrease) in net assets resulting from operations	(7,290)	(31,038)	(1,651,750)	3,043,845	950,264	1,657,522	414,551	1,093,913	964,270	2,236,019

Unit transactions:
Purchases	—	4,875	57,079	167,223	1,062	2,445	5,059	30,466	4,735	62,173
Net transfers	46,653	(12,629)	(1,461,502)	(4,620,318)	(488,819)	3,316,762	(92,304)	(203,523)	(169,784)	(1,831,661)
Net interfund transfers due to corporate actions	—	—	—	40,393,686	—	—	—	—	—	—
Surrenders for benefit payments and fees	(27,026)	(233,630)	(1,464,375)	(2,730,431)	(608,877)	(1,072,081)	(109,978)	(760,709)	(343,826)	(1,056,968)
Other transactions	1	(47)	179	251	—	(62)	3	(121)	1	780
Death benefits	—	(20,356)	(328,771)	(613,351)	(77,033)	(307,183)	942	(193,797)	(28,240)	(288,117)
Net annuity transactions	—	39,633	23,644	300,998	—	150,746	—	(3,138)	(909)	(14,624)
Net increase (decrease) in net assets resulting from unit transactions	19,628	(222,154)	(3,173,746)	32,898,058	(1,173,667)	2,090,627	(196,278)	(1,130,822)	(538,023)	(3,128,417)
Net increase (decrease) in net assets	12,338	(253,192)	(4,825,496)	35,941,903	(223,403)	3,748,149	218,273	(36,909)	426,247	(892,398)

Net assets:
Beginning of period	317,614	3,171,223	16,754,787	7,392,671	5,059,800	9,431,487	2,110,960	8,633,558	4,024,432	12,455,660
End of period	$329,952	$2,918,031	$11,929,291	$43,334,574	$4,836,397	$13,179,636	$2,329,233	$8,596,649	$4,450,679	$11,563,262

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Large Cap Value Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(259,798)	$(23,496)	$(53,032)	$973	$(6,454)	$(1,176)	$(12,837)	$4,392	$67,647	$(37,167)
Net realized gain (loss) on security transactions	(473,545)	21,790	714,562	7,142	27,647	12,482	48,024	75,852	2,145	48,853
Net realized gain distributions	—	55,935	563,774	6,510	39,033	23,521	—	46,099	—	413,044
Change in unrealized appreciation (depreciation) during the period	(1,601,692)	202,647	(84,483)	46,389	11,581	34,921	294,193	145,326	22,593	285,193
Net increase (decrease) in net assets resulting from operations	(2,335,035)	256,876	1,140,821	61,014	71,807	69,748	329,380	271,669	92,385	709,923

Unit transactions:
Purchases	212,373	672	—	—	548	—	1,662	600	1,914	540
Net transfers	3,918,193	161,577	(618,642)	2,328	71,170	231,924	711,210	217,081	8,863	(325,374)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,075,903)	(100,758)	(712,977)	(17,888)	(53,529)	(16,475)	(68,935)	(171,889)	(24,431)	(542,585)
Other transactions	1,466	1	(3)	—	—	—	1	—	—	—
Death benefits	(809,538)	—	(40,804)	—	(6,695)	—	(2,737)	(13,879)	—	(68,992)
Net annuity transactions	7,446	49,167	3,327	—	(381)	—	(633)	17,726	—	—
Net increase (decrease) in net assets resulting from unit transactions	254,037	110,659	(1,369,099)	(15,560)	11,113	215,449	640,568	49,639	(13,654)	(936,411)
Net increase (decrease) in net assets	(2,080,998)	367,535	(228,278)	45,454	82,920	285,197	969,948	321,308	78,731	(226,488)

Net assets:
Beginning of period	27,098,261	2,079,168	5,785,337	478,242	1,074,572	224,852	900,164	1,095,011	625,049	4,219,162
End of period	$25,017,263	$2,446,703	$5,557,059	$523,696	$1,157,492	$510,049	$1,870,112	$1,416,319	$703,780	$3,992,674

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2021

	PIMCO VIT Global Managed Asset Allocation Portfolio	PSF PGIM Jennison Focused Blend Portfolio	PSF PGIM Jennison Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$3,641	$(11,554)	$(7,771)	$26,180	$(1,449)	$(971,937)	$(5,624)	$(3,919)	$(23,040)	$(18,510)
Net realized gain (loss) on security transactions	4,521	9,599	5,552	1,217,200	27,400	4,580,844	16,991	(32,277)	102,702	94,313
Net realized gain distributions	42,320	—	—	—	—	5,641,979	45,560	—	122,255	62,927
Change in unrealized appreciation (depreciation) during the period	(10,864)	90,728	97,238	4,138,387	285,957	(4,505,136)	7,395	61,446	(137,027)	(201,268)
Net increase (decrease) in net assets resulting from operations	39,618	88,773	95,019	5,381,767	311,908	4,745,750	64,322	25,250	64,890	(62,538)

Unit transactions:
Purchases	—	—	—	120,720	1,250	145,367	—	700	420	—
Net transfers	(3,250)	(81)	—	(3,294,009)	(6,636)	(2,272,708)	161,503	(37,673)	(132,150)	(54,099)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(86,777)	(694)	(2,102)	(2,168,898)	(67,240)	(5,218,794)	(16,132)	(22,583)	(127,937)	(107,750)
Other transactions	(12)	(2)	—	(131)	1	20,802	—	—	52	(15)
Death benefits	—	6,097	—	(872,726)	(32,769)	(1,302,284)	—	(2,722)	(1,357)	—
Net annuity transactions	—	—	—	69,574	—	(128,564)	(8,649)	(554)	(3,155)	(4,086)
Net increase (decrease) in net assets resulting from unit transactions	(90,039)	5,320	(2,102)	(6,145,470)	(105,394)	(8,756,181)	136,722	(62,832)	(264,127)	(165,950)
Net increase (decrease) in net assets	(50,421)	94,093	92,917	(763,703)	206,514	(4,010,431)	201,044	(37,582)	(199,237)	(228,488)

Net assets:
Beginning of period	380,846	615,189	380,229	23,155,412	1,038,511	51,711,503	304,477	507,091	1,252,243	985,877
End of period	$330,425	$709,282	$473,146	$22,391,709	$1,245,025	$47,701,072	$505,521	$469,509	$1,053,006	$757,389

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2021

	Allspring VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,578)	$(280,688)	$(515,960)	$(136,941)
Net realized gain (loss) on security transactions	6,483	775,113	1,632,548	368,805
Net realized gain distributions	7,734	1,569,345	4,423,775	633,565
Change in unrealized appreciation (depreciation) during the period	7,404	2,308,148	1,759,456	306,252
Net increase (decrease) in net assets resulting from operations	19,043	4,371,918	7,299,819	1,171,681

Unit transactions:
Purchases	811	216,604	174,991	61,606
Net transfers	116,874	568,924	(973,433)	1,910,086
Net interfund transfers due to corporate actions	—	—	—	—
Surrenders for benefit payments and fees	(30,889)	(1,294,223)	(2,748,632)	(1,158,341)
Other transactions	—	17	1,163	140
Death benefits	—	(783,902)	(724,222)	(310,192)
Net annuity transactions	—	(17,938)	116,793	(4,465)
Net increase (decrease) in net assets resulting from unit transactions	86,796	(1,310,518)	(4,153,340)	498,834
Net increase (decrease) in net assets	105,839	3,061,400	3,146,479	1,670,515

Net assets:
Beginning of period	52,648	19,413,346	32,630,214	12,358,321
End of period	$158,487	$22,474,746	$35,776,693	$14,028,836

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2022

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's previous indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Holdings, L.P. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

The Account is comprised of the following Sub-Accounts:

American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Hedged Allocation Portfolio (Formerly AB VPS Balanced Wealth Strategy Portfolio), AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS Sustainable International Thematic Portfolio (Formerly AB VPS International Growth Portfolio), Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. EQV International Equity Fund (Formerly Invesco V.I. International Growth Fund), Invesco V.I. Main Street Mid Cap Fund®, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, American Century VP Mid Cap Value Fund, AB VPS Growth and Income Portfolio, American Funds Insurance Series® Capital World Bond Fund®, American Funds Insurance Series® Capital World Growth and Income Fund®, American Funds Insurance Series® Asset Allocation Fund, American Funds Insurance Series® Washington Mutual Investors FundSM, American Funds Insurance Series® The Bond Fund of America®, American Funds Insurance Series® Global Growth Fund, American Funds Insurance Series® Growth Fund, American Funds Insurance Series® Growth-Income Fund, American Funds Insurance Series® International Fund, American Funds Insurance Series® New World Fund®, American Funds Insurance Series® Global Small Capitalization Fund, Allspring VT Omega Growth Fund, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin DynaTech VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Dividend Growth Portfolio, Lord Abbett Series Fund - Bond Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, MFS® Growth Series, MFS® Global Equity Series, MFS® Investors Trust Series, MFS® Mid Cap Growth Series, MFS® New Discovery Series, MFS® Total Return Series, MFS® Value Series, MFS® Total Return Bond Series, MFS® Research Series, MFS® High Yield Portfolio, BlackRock Managed Volatility V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio, Morgan Stanley VIF Growth Portfolio, Morgan Stanley VIF Discovery Portfolio, Invesco V.I. American Value Fund, BlackRock Capital Appreciation V.I. Fund, Invesco
V.I. Discovery Mid Cap Growth Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Global Fund, Invesco V.I. Main Street Fund®, Invesco V.I. Main Street Small Cap Fund®, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Multi-Cap Core Fund, Putnam VT Small Cap Value Fund, Putnam VT Large Cap Value Fund, PIMCO VIT All Asset Portfolio, PIMCO StocksPLUS® Global Portfolio, PIMCO VIT Global Managed Asset Allocation Portfolio, PSF PGIM Jennison Focused Blend Portfolio, PSF PGIM Jennison Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Allspring VT Index Asset Allocation Fund, Allspring VT International Equity Fund, Allspring VT Small Cap Growth Fund, Allspring VT Discovery Fund, Allspring VT Opportunity Fund, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2022 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2022 the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2022 and 2021.

g) Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2018 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2022.
h) Novel Coronavirus - The outbreak and spread of the novel coronavirus ("COVID-19") has caused disruption to the worldwide economy and impacted companies across all industries. The COVID-19 pandemic has adversely impacted, and may continue to adversely impact, the financial performance of the funds in which the Sub-Accounts invest. The fair value of these funds is dependent on financial market conditions and other factors relating to the COVID-19 pandemic, including the development of new variants and surges, and other emerging viruses. Management will continue to monitor developments, and their impact on the Account.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 1.50%
MAV Plus maximum of 0.30%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV 70 Death Benefit Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Return of Premium Death Benefit maximum of 0.75%
MAV III maximum of 1.50%
MAV IV maximum of 1.50%
MAV V maximum of 1.50%
Legacy lock maximum of 1.50%
Daily lock maximum of 2.50%
Return of Premium III maximum of 0.75%
Return of Premium IV maximum of 0.75%
Return of Premium V maximum of 0.75%
Maximum daily value maximum of 1.50%
Safety Plus maximum of 2.50%
Future6 maximum of 2.50%
Future5 maximum of 2.50%
Premium Based Charges maximum of 0.71%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Foundation Charge maximum of 0.30%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	852,362	1,168,035
American Century VP Growth Fund	482,632	344,483
AB VPS Balanced Hedged Allocation Portfolio+	1,346,179	1,189,293
AB VPS International Value Portfolio	1,387,850	1,512,727
AB VPS Small/Mid Cap Value Portfolio	1,969,411	2,554,132
AB VPS Sustainable International Thematic Portfolio+	237,551	192,713
Invesco V.I. Core Equity Fund	15,939,529	14,649,553
Invesco V.I. Government Securities Fund	9,748,643	31,396,395
Invesco V.I. High Yield Fund	630,566	67,432
Invesco V.I. EQV International Equity Fund+	14,393,309	12,953,143
Invesco V.I. Main Street Mid Cap Fund®	17,816,139	13,608,047
Invesco V.I. Small Cap Equity Fund	12,114,280	11,313,617
Invesco V.I. Balanced-Risk Allocation Fund	897,138	1,069,575
Invesco V.I. Diversified Dividend Fund	118,613	101,708
Invesco V.I. Government Money Market Fund	106,937,784	68,005,893
American Century VP Mid Cap Value Fund	236,965	135,993
AB VPS Growth and Income Portfolio	1,445,380	423,610
American Funds Insurance Series® Capital World Bond Fund®	2,825,382	7,582,278
American Funds Insurance Series® Capital World Growth and Income Fund®	34,726,729	19,975,137
American Funds Insurance Series® Asset Allocation Fund	72,211,946	73,977,561
American Funds Insurance Series® Washington Mutual Investors FundSM	98,346,883	52,193,382
American Funds Insurance Series® The Bond Fund of America®	32,297,157	96,714,807
American Funds Insurance Series® Global Growth Fund	29,300,200	28,421,829
American Funds Insurance Series® Growth Fund	239,886,940	196,525,171
American Funds Insurance Series® Growth-Income Fund	140,871,785	165,288,207
American Funds Insurance Series® International Fund	58,029,714	37,471,115
American Funds Insurance Series® New World Fund®	11,245,806	11,387,386
American Funds Insurance Series® Global Small Capitalization Fund	44,093,687	15,620,843
Allspring VT Omega Growth Fund	212,320	60,738
Fidelity® VIP Growth Portfolio	1,237,206	2,064,567
Fidelity® VIP Contrafund® Portfolio	7,044,750	7,057,176
Fidelity® VIP Mid Cap Portfolio	3,383,164	5,966,785
Fidelity® VIP Value Strategies Portfolio	2,634,431	1,554,940
Fidelity® VIP Dynamic Capital Appreciation Portfolio	466,954	247,245
Fidelity® VIP Strategic Income Portfolio	44,567	147,513
Franklin Rising Dividends VIP Fund	50,974,592	52,293,870
Franklin Income VIP Fund	38,871,101	65,358,028
Franklin Large Cap Growth VIP Fund	17,730,803	9,514,450
Franklin Global Real Estate VIP Fund	287,290	250,566
Franklin Small-Mid Cap Growth VIP Fund	34,371,356	14,819,832
Franklin Small Cap Value VIP Fund	13,477,211	11,457,627
Franklin Strategic Income VIP Fund	13,054,920	34,797,600
Franklin Mutual Shares VIP Fund	44,464,686	53,416,680
Templeton Developing Markets VIP Fund	4,922,951	4,641,659
Templeton Foreign VIP Fund	14,155,934	26,601,420
Templeton Growth VIP Fund	3,789,223	15,408,358
Franklin Mutual Global Discovery VIP Fund	15,872,663	22,749,633
Franklin DynaTech VIP Fund	14,059,252	8,952,328
Templeton Global Bond VIP Fund	1,508,080	6,170,330
Hartford Balanced HLS Fund	2,932,483	3,208,887
Hartford Total Return Bond HLS Fund	29,991,239	59,857,559
Hartford Capital Appreciation HLS Fund	44,564,492	36,343,055
Hartford Dividend and Growth HLS Fund	34,837,311	47,083,509
Hartford Disciplined Equity HLS Fund	11,941,563	24,327,464
Hartford International Opportunities HLS Fund	5,917,602	4,101,949
Hartford MidCap HLS Fund	1,280,022	1,365,462
Hartford Ultrashort Bond HLS Fund	21,319,617	30,849,723
Hartford Small Company HLS Fund	2,217,221	1,173,568
Hartford SmallCap Growth HLS Fund	1,602,444	1,349,311
Hartford Stock HLS Fund	2,012,961	532,014
Lord Abbett Series Fund - Fundamental Equity Portfolio	1,900,116	1,741,536
Lord Abbett Series Fund - Dividend Growth Portfolio	2,024,888	1,852,684
Lord Abbett Series Fund - Bond Debenture Portfolio	1,541,600	4,573,169
Lord Abbett Series Fund - Growth and Income Portfolio	1,150,732	1,030,441
MFS® Growth Series	24,429,378	17,350,446
MFS® Global Equity Series	2,004,589	1,964,454
MFS® Investors Trust Series	15,340,557	16,426,138
MFS® Mid Cap Growth Series	7,150,840	8,480,805
MFS® New Discovery Series	27,658,402	12,468,502
MFS® Total Return Series	36,292,117	50,717,121
MFS® Value Series	21,006,009	36,863,288
MFS® Total Return Bond Series	27,316,756	72,026,657
MFS® Research Series	3,283,026	2,596,762
MFS® High Yield Portfolio	4,491,152	9,683,355
BlackRock Managed Volatility V.I. Fund	8,061,236	48,001,091
BlackRock Global Allocation V.I. Fund	46,674	380,767
BlackRock S&P 500 Index V.I. Fund	5,334,498	4,503,504
BlackRock Large Cap Focus Growth V.I. Fund	63,591	566,446
BlackRock Equity Dividend V.I. Fund	1,103,515	1,420,661
Morgan Stanley VIF Core Plus Fixed Income Portfolio	50,651	63,141
Morgan Stanley VIF Growth Portfolio	1,302,979	372,038
Morgan Stanley VIF Discovery Portfolio	8,269,794	1,595,390
Invesco V.I. American Value Fund	15,656,405	8,924,018
BlackRock Capital Appreciation V.I. Fund	1,908,170	749,611
Invesco V.I. Discovery Mid Cap Growth Fund	4,505,720	5,049,944
Invesco V.I. Capital Appreciation Fund	950,041	475,090
Invesco V.I. Global Fund	1,743,250	1,053,241
Invesco V.I. Main Street Fund®	1,721,245	682,309
Invesco V.I. Main Street Small Cap Fund®	1,438,370	1,619,686
Putnam VT Diversified Income Fund	3,694,443	6,794,878
Putnam VT Global Asset Allocation Fund	265,971	134,215
Putnam VT Growth Opportunities Fund	2,149,055	1,259,645
Putnam VT International Value Fund	433,692	283,396
Putnam VT International Equity Fund	369,177	125,674
Putnam VT Multi-Cap Core Fund	230,199	351,222
Putnam VT Small Cap Value Fund	1,065,901	1,579,189
Putnam VT Large Cap Value Fund	639,492	204,813
PIMCO VIT All Asset Portfolio	102,052	55,310
PIMCO StocksPLUS® Global Portfolio	1,443,033	708,492
PIMCO VIT Global Managed Asset Allocation Portfolio	57,022	19,642
PSF PGIM Jennison Focused Blend Portfolio	61	11,671
PSF PGIM Jennison Value Portfolio	—	10,057
Invesco V.I. Growth and Income Fund	3,603,186	5,114,890
Invesco V.I. Comstock Fund	292,149	244,281
Invesco V.I. American Franchise Fund	11,002,657	7,309,623
Allspring VT Index Asset Allocation Fund	40,107	223,917
Allspring VT International Equity Fund	35,440	48,540
Allspring VT Small Cap Growth Fund	224,446	123,318
Allspring VT Discovery Fund	357,512	311,090
Allspring VT Opportunity Fund	11,206	105,957
MFS® Core Equity Portfolio	3,438,486	3,602,275
MFS® Massachusetts Investors Growth Stock Portfolio	6,164,506	5,013,019
MFS® Research International Portfolio	1,993,854	1,784,958

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2022 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	19,785	42,509	(22,724)
American Century VP Growth Fund	11,532	10,571	961
AB VPS Balanced Hedged Allocation Portfolio+	16,570	65,357	(48,787)
AB VPS International Value Portfolio	145,462	188,308	(42,846)
AB VPS Small/Mid Cap Value Portfolio	28,600	83,779	(55,179)
AB VPS Sustainable International Thematic Portfolio+	7,255	15,809	(8,554)
Invesco V.I. Core Equity Fund	198,325	525,907	(327,582)
Invesco V.I. Government Securities Fund	5,945,970	23,325,375	(17,379,405)
Invesco V.I. High Yield Fund	68,944	6,203	62,741
Invesco V.I. EQV International Equity Fund+	1,268,950	3,006,224	(1,737,274)
Invesco V.I. Main Street Mid Cap Fund®	968,118	3,664,779	(2,696,661)
Invesco V.I. Small Cap Equity Fund	139,005	347,674	(208,669)
Invesco V.I. Balanced-Risk Allocation Fund	16,632	65,311	(48,679)
Invesco V.I. Diversified Dividend Fund	4,506	4,588	(82)
Invesco V.I. Government Money Market Fund	11,959,819	7,506,336	4,453,483
American Century VP Mid Cap Value Fund	4,862	4,546	316
AB VPS Growth and Income Portfolio	94,013	31,166	62,847
American Funds Insurance Series® Capital World Bond Fund®	205,223	664,103	(458,880)
American Funds Insurance Series® Capital World Growth and Income Fund®	200,963	937,480	(736,517)
American Funds Insurance Series® Asset Allocation Fund	544,345	2,574,227	(2,029,882)
American Funds Insurance Series® Washington Mutual Investors FundSM	5,971,646	15,662,716	(9,691,070)
American Funds Insurance Series® The Bond Fund of America®	1,069,153	6,404,814	(5,335,661)
American Funds Insurance Series® Global Growth Fund	286,815	824,288	(537,473)
American Funds Insurance Series® Growth Fund	1,653,502	4,692,055	(3,038,553)
American Funds Insurance Series® Growth-Income Fund	874,740	4,604,678	(3,729,938)
American Funds Insurance Series® International Fund	1,529,410	2,404,858	(875,448)
American Funds Insurance Series® New World Fund®	141,072	369,522	(228,450)
American Funds Insurance Series® Global Small Capitalization Fund	420,119	578,345	(158,226)
Allspring VT Omega Growth Fund	1,071	1,283	(212)
Fidelity® VIP Growth Portfolio	14,741	48,644	(33,903)
Fidelity® VIP Contrafund® Portfolio	137,695	196,914	(59,219)
Fidelity® VIP Mid Cap Portfolio	54,390	212,559	(158,169)
Fidelity® VIP Value Strategies Portfolio	89,834	57,747	32,087
Fidelity® VIP Dynamic Capital Appreciation Portfolio	6,040	6,052	(12)
Fidelity® VIP Strategic Income Portfolio	1,879	8,572	(6,693)
Franklin Rising Dividends VIP Fund	270,846	1,128,947	(858,101)
Franklin Income VIP Fund	614,605	2,494,182	(1,879,577)
Franklin Large Cap Growth VIP Fund	251,189	291,306	(40,117)
Franklin Global Real Estate VIP Fund	2,530	8,406	(5,876)
Franklin Small-Mid Cap Growth VIP Fund	307,532	505,070	(197,538)
Franklin Small Cap Value VIP Fund	244,380	454,545	(210,165)
Franklin Strategic Income VIP Fund	343,626	1,793,086	(1,449,460)
Franklin Mutual Shares VIP Fund	352,318	2,034,851	(1,682,533)
Templeton Developing Markets VIP Fund	116,720	222,898	(106,178)
Templeton Foreign VIP Fund	968,003	2,025,237	(1,057,234)
Templeton Growth VIP Fund	250,822	877,715	(626,893)
Franklin Mutual Global Discovery VIP Fund	164,845	733,162	(568,317)
Franklin DynaTech VIP Fund	106,491	281,982	(175,491)
Templeton Global Bond VIP Fund	135,882	509,898	(374,016)
Hartford Balanced HLS Fund	48,921	141,335	(92,414)
Hartford Total Return Bond HLS Fund	1,436,804	4,452,640	(3,015,836)
Hartford Capital Appreciation HLS Fund	473,190	1,314,031	(840,841)
Hartford Dividend and Growth HLS Fund	356,151	1,381,165	(1,025,014)
Hartford Disciplined Equity HLS Fund	128,827	618,045	(489,218)
Hartford International Opportunities HLS Fund	161,360	279,064	(117,704)
Hartford MidCap HLS Fund	47,812	124,459	(76,647)
Hartford Ultrashort Bond HLS Fund	17,229,728	21,718,359	(4,488,631)
Hartford Small Company HLS Fund	38,403	38,343	60
Hartford SmallCap Growth HLS Fund	22,547	39,721	(17,174)
Hartford Stock HLS Fund	52,299	15,748	36,551
Lord Abbett Series Fund - Fundamental Equity Portfolio	38,169	63,283	(25,114)
Lord Abbett Series Fund - Dividend Growth Portfolio	17,046	59,445	(42,399)
Lord Abbett Series Fund - Bond Debenture Portfolio	35,700	238,571	(202,871)
Lord Abbett Series Fund - Growth and Income Portfolio	35,152	46,181	(11,029)
MFS® Growth Series	406,185	518,044	(111,859)
MFS® Global Equity Series	27,215	54,304	(27,089)
MFS® Investors Trust Series	130,392	543,856	(413,464)
MFS® Mid Cap Growth Series	86,219	447,739	(361,520)
MFS® New Discovery Series	250,143	329,487	(79,344)
MFS® Total Return Series	360,353	1,870,859	(1,510,506)
MFS® Value Series	255,656	1,000,729	(745,073)
MFS® Total Return Bond Series	1,206,094	4,997,563	(3,791,469)
MFS® Research Series	39,346	64,608	(25,262)
MFS® High Yield Portfolio	159,036	752,422	(593,386)
BlackRock Managed Volatility V.I. Fund	803,855	4,574,010	(3,770,155)
BlackRock Global Allocation V.I. Fund	741	24,787	(24,046)
BlackRock S&P 500 Index V.I. Fund	280,744	281,014	(270)
BlackRock Large Cap Focus Growth V.I. Fund	869	11,950	(11,081)
BlackRock Equity Dividend V.I. Fund	20,703	51,468	(30,765)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	3,644	5,312	(1,668)
Morgan Stanley VIF Growth Portfolio	11,335	9,873	1,462
Morgan Stanley VIF Discovery Portfolio	113,079	46,045	67,034
Invesco V.I. American Value Fund	659,733	671,935	(12,202)
BlackRock Capital Appreciation V.I. Fund	54,175	22,074	32,101
Invesco V.I. Discovery Mid Cap Growth Fund	177,294	354,966	(177,672)
Invesco V.I. Capital Appreciation Fund	9,474	13,488	(4,014)
Invesco V.I. Global Fund	27,372	44,018	(16,646)
Invesco V.I. Main Street Fund®	8,821	19,250	(10,429)
Invesco V.I. Main Street Small Cap Fund®	11,087	46,825	(35,738)
Putnam VT Diversified Income Fund	116,309	478,941	(362,632)
Putnam VT Global Asset Allocation Fund	2,387	4,892	(2,505)
Putnam VT Growth Opportunities Fund	59,638	48,030	11,608
Putnam VT International Value Fund	34,378	24,714	9,664
Putnam VT International Equity Fund	23,356	9,666	13,690
Putnam VT Multi-Cap Core Fund	2,188	6,641	(4,453)
Putnam VT Small Cap Value Fund	32,681	64,356	(31,675)
Putnam VT Large Cap Value Fund	10,597	4,795	5,802
PIMCO VIT All Asset Portfolio	429	3,355	(2,926)
PIMCO StocksPLUS® Global Portfolio	36,835	39,558	(2,723)
PIMCO VIT Global Managed Asset Allocation Portfolio	194	1,227	(1,033)
PSF PGIM Jennison Focused Blend Portfolio	24	606	(582)
PSF PGIM Jennison Value Portfolio		79	(79)
Invesco V.I. Growth and Income Fund	66,401	182,598	(116,197)
Invesco V.I. Comstock Fund	6,258	6,031	227
Invesco V.I. American Franchise Fund	75,122	230,843	(155,721)
Allspring VT Index Asset Allocation Fund	3,004	70,436	(67,432)
Allspring VT International Equity Fund	1,591	3,053	(1,462)
Allspring VT Small Cap Growth Fund	18,839	22,014	(3,175)
Allspring VT Discovery Fund	3,534	7,779	(4,245)
Allspring VT Opportunity Fund	13	2,513	(2,500)
MFS® Core Equity Portfolio	63,786	158,327	(94,541)
MFS® Massachusetts Investors Growth Stock Portfolio	107,157	208,866	(101,709)
MFS® Research International Portfolio	125,590	125,945	(355)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2021 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	6,820	65,602	(58,782)
American Century VP Growth Fund	3,380	11,328	(7,948)
AB VPS Balanced Wealth Strategy Portfolio	17,193	70,363	(53,170)
AB VPS International Value Portfolio	41,055	325,425	(284,370)
AB VPS Small/Mid Cap Value Portfolio	60,562	98,289	(37,727)
AB VPS International Growth Portfolio	5,709	11,434	(5,725)
Invesco V.I. Core Equity Fund	159,041	722,256	(563,215)
Invesco V.I. Government Securities Fund	14,970,291	19,049,879	(4,079,588)
Invesco V.I. High Yield Fund	6,413	978	5,435
Invesco V.I. International Growth Fund	1,148,288	2,836,978	(1,688,690)
Invesco V.I. Main Street Mid Cap Fund®	1,393,626	4,865,920	(3,472,294)
Invesco V.I. Small Cap Equity Fund	228,816	488,328	(259,512)
Invesco V.I. Balanced-Risk Allocation Fund	36,269	62,378	(26,109)
Invesco V.I. Diversified Dividend Fund	7	43	(36)
Invesco V.I. Government Money Market Fund	6,800,745	9,322,382	(2,521,637)
American Century VP Mid Cap Value Fund	806	16,921	(16,115)
AB VPS Growth and Income Portfolio	32,230	33,399	(1,169)
American Funds Insurance Series® Capital World Bond Fund®	420,309	680,751	(260,442)
American Funds Insurance Series® Capital World Growth and Income Fund®	316,119	1,068,094	(751,975)
American Funds Insurance Series® Asset Allocation Fund	1,011,469	2,459,316	(1,447,847)
American Funds Insurance Series® Washington Mutual Investors FundSM	6,160,392	20,060,866	(13,900,474)
American Funds Insurance Series® The Bond Fund of America®	4,073,185	5,061,049	(987,864)
American Funds Insurance Series® Global Growth Fund	288,848	957,242	(668,394)
American Funds Insurance Series® Growth Fund	753,512	6,707,040	(5,953,528)
American Funds Insurance Series® Growth-Income Fund	813,273	5,701,242	(4,887,969)
American Funds Insurance Series® International Fund	1,048,942	2,900,752	(1,851,810)
American Funds Insurance Series® New World Fund®	155,746	476,667	(320,921)
American Funds Insurance Series® Global Small Capitalization Fund	215,086	761,152	(546,066)
Allspring VT Omega Growth Fund	108	4,798	(4,690)
Fidelity® VIP Growth Portfolio	28,263	45,132	(16,869)
Fidelity® VIP Contrafund® Portfolio	51,063	299,884	(248,821)
Fidelity® VIP Mid Cap Portfolio	41,948	324,580	(282,632)
Fidelity® VIP Value Strategies Portfolio	61,954	28,586	33,368
Fidelity® VIP Dynamic Capital Appreciation Portfolio	4,395	6,633	(2,238)
Fidelity® VIP Strategic Income Portfolio	9,245	17,640	(8,395)
Franklin Rising Dividends VIP Fund	190,349	1,398,822	(1,208,473)
Franklin Income VIP Fund	886,181	3,314,707	(2,428,526)
Franklin Large Cap Growth VIP Fund	134,171	383,489	(249,318)
Franklin Global Real Estate VIP Fund	2,470	30,943	(28,473)
Franklin Small-Mid Cap Growth VIP Fund	240,273	830,284	(590,011)
Franklin Small Cap Value VIP Fund	423,529	693,514	(269,985)
Franklin Strategic Income VIP Fund	1,123,400	1,505,454	(382,054)
Franklin Mutual Shares VIP Fund	408,928	2,801,178	(2,392,250)
Templeton Developing Markets VIP Fund	141,320	266,689	(125,369)
Templeton Foreign VIP Fund	829,401	1,961,308	(1,131,907)
Templeton Growth VIP Fund	211,287	972,337	(761,050)
Franklin Mutual Global Discovery VIP Fund	168,941	917,399	(748,458)
Franklin DynaTech VIP Fund	226,430	308,810	(82,380)
Templeton Global Bond VIP Fund	339,933	348,976	(9,043)
Hartford Balanced HLS Fund	156,285	189,077	(32,792)
Hartford Total Return Bond HLS Fund	3,274,397	3,430,634	(156,237)
Hartford Capital Appreciation HLS Fund	174,629	1,765,459	(1,590,830)
Hartford Dividend and Growth HLS Fund	141,121	1,935,023	(1,793,902)
Hartford Disciplined Equity HLS Fund	47,906	919,788	(871,882)
Hartford International Opportunities HLS Fund	86,417	246,372	(159,955)
Hartford MidCap HLS Fund	100,034	81,445	18,589
Hartford Ultrashort Bond HLS Fund	17,692,143	24,835,795	(7,143,652)
Hartford Small Company HLS Fund	35,321	52,895	(17,574)
Hartford SmallCap Growth HLS Fund	23,334	34,525	(11,191)
Hartford Stock HLS Fund	3,761	10,351	(6,590)
Lord Abbett Series Fund - Fundamental Equity Portfolio	5,771	78,426	(72,655)
Lord Abbett Series Fund - Dividend Growth Portfolio	29,383	72,733	(43,350)
Lord Abbett Series Fund - Bond Debenture Portfolio	143,726	220,337	(76,611)
Lord Abbett Series Fund - Growth and Income Portfolio	1,388	34,984	(33,596)
MFS® Growth Series	250,333	904,641	(654,308)
MFS® Global Equity Series	35,749	93,546	(57,797)
MFS® Investors Trust Series	136,365	736,911	(600,546)
MFS® Mid Cap Growth Series	187,648	595,037	(407,389)
MFS® New Discovery Series	158,460	401,377	(242,917)
MFS® Total Return Series	618,370	1,690,942	(1,072,572)
MFS® Value Series	194,311	1,254,297	(1,059,986)
MFS® Total Return Bond Series	2,955,360	3,791,721	(836,361)
MFS® Research Series	42,841	111,461	(68,620)
MFS® High Yield Portfolio	416,718	620,112	(203,394)
BlackRock Managed Volatility V.I. Fund	1,774,588	2,251,773	(477,185)
BlackRock Global Allocation V.I. Fund	2,166	10,578	(8,412)
BlackRock S&P 500 Index V.I. Fund	41,868	425,037	(383,169)
BlackRock Large Cap Focus Growth V.I. Fund	2,027	5,706	(3,679)
BlackRock Equity Dividend V.I. Fund	12,700	64,077	(51,377)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	3,709	2,269	1,440
Morgan Stanley VIF Growth Portfolio	3,301	6,621	(3,320)
Morgan Stanley VIF Discovery Portfolio	37,385	85,917	(48,532)
Invesco V.I. American Value Fund	3,778,251	771,762	3,006,489
BlackRock Capital Appreciation V.I. Fund	10,981	38,802	(27,821)
Invesco V.I. Discovery Mid Cap Growth Fund	408,245	278,221	130,024
Invesco V.I. Capital Appreciation Fund	3,552	9,257	(5,705)
Invesco V.I. Global Fund	8,077	49,148	(41,071)
Invesco V.I. Main Street Fund®	4,099	22,109	(18,010)
Invesco V.I. Main Street Small Cap Fund®	10,749	105,068	(94,319)
Putnam VT Diversified Income Fund	288,953	279,359	9,594
Putnam VT Global Asset Allocation Fund	11,911	6,482	5,429
Putnam VT Growth Opportunities Fund	20,690	67,559	(46,869)
Putnam VT International Value Fund	1,371	2,717	(1,346)
Putnam VT International Equity Fund	9,886	8,804	1,082
Putnam VT Multi-Cap Core Fund	4,523	885	3,638
Putnam VT Small Cap Value Fund	78,700	54,323	24,377
Putnam VT Large Cap Value Fund	7,396	7,839	(443)
PIMCO VIT All Asset Portfolio	941	1,877	(936)
PIMCO StocksPLUS® Global Portfolio	2,775	50,301	(47,526)
PIMCO VIT Global Managed Asset Allocation Portfolio	117	6,259	(6,142)
PSF PGIM Jennison Focused Blend Portfolio	1,461	188	1,273
PSF PGIM Jennison Value Portfolio	—	70	(70)
Invesco V.I. Growth and Income Fund	20,286	264,123	(243,837)
Invesco V.I. Comstock Fund	200	3,070	(2,870)
Invesco V.I. American Franchise Fund	78,576	322,878	(244,302)
Allspring VT Index Asset Allocation Fund	69,997	10,268	59,729
Allspring VT International Equity Fund	798	4,726	(3,928)
Allspring VT Small Cap Growth Fund	4,312	35,158	(30,846)
Allspring VT Discovery Fund	1,557	4,122	(2,565)
Allspring VT Opportunity Fund	2,712	843	1,869
MFS® Core Equity Portfolio	91,868	149,870	(58,002)
MFS® Massachusetts Investors Growth Stock Portfolio	51,498	222,540	(171,042)
MFS® Research International Portfolio	166,098	132,898	33,200

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2022. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2022	123,690	$25.724852	to	$28.944111	$3,383,805	0.50%	to	1.50%	1.94%	to	2.04%	(1.18)%	to	(0.19)%
2021	146,414	$26.033120	to	$28.999366	$4,030,928	0.50%	to	1.50%	1.49%	to	1.56%	22.43%	to	23.66%
2020	205,195	$21.263397	to	$23.450700	$4,609,972	0.50%	to	1.50%	2.18%	to	2.19%	(0.67)%	to	0.33%
2019	217,965	$21.406970	to	$23.374017	$4,906,131	0.50%	to	1.50%	1.86%	to	1.96%	25.03%	to	26.29%
2018	295,213	$17.121085	to	$18.508409	$5,289,999	0.50%	to	1.50%	1.52%	to	1.52%	(10.63)%	to	(9.73)%
American Century VP Growth Fund
2022	36,327	$27.728046	to	$31.158088	$1,060,136	0.50%	to	1.50%	—%	to	—%	(32.36)%	to	(31.68)%
2021	35,366	$40.994163	to	$45.605985	$1,509,332	0.50%	to	1.50%	—%	to	—%	25.24%	to	26.50%
2020	43,314	$32.731181	to	$36.051511	$1,469,284	0.50%	to	1.50%	0.32%	to	0.55%	32.67%	to	34.00%
2019	67,339	$24.671989	to	$26.904514	$1,721,325	0.50%	to	1.50%	0.22%	to	0.26%	33.32%	to	34.66%
2018	82,983	$18.505544	to	$19.979572	$1,586,285	0.50%	to	1.50%	0.06%	to	0.24%	(3.05)%	to	(2.08)%
AB VPS Balanced Hedged Allocation Portfolio+
2022	458,523	$18.317304	to	$22.726310	$7,143,224	0.50%	to	2.70%	3.08%	to	3.08%	(21.32)%	to	(19.57)%
2021	507,310	$23.281991	to	$28.256774	$9,917,876	0.50%	to	2.70%	0.26%	to	0.27%	10.35%	to	12.80%
2020	560,480	$21.099126	to	$25.050508	$9,813,189	0.50%	to	2.70%	2.16%	to	2.18%	6.34%	to	8.71%
2019	628,172	$19.840768	to	$23.044027	$10,239,777	0.50%	to	2.70%	2.32%	to	2.33%	15.06%	to	17.61%
2018	740,003	$17.244421	to	$19.593049	$10,501,991	0.50%	to	2.70%	1.69%	to	1.73%	(8.90)%	to	(6.88)%
AB VPS International Value Portfolio
2022	1,242,313	$11.924821	to	$14.355854	$9,058,359	0.50%	to	2.75%	4.28%	to	4.34%	(16.13)%	to	(14.22)%
2021	1,285,159	$14.218987	to	$16.736638	$11,010,143	0.50%	to	2.75%	1.62%	to	1.71%	7.85%	to	10.30%
2020	1,569,529	$13.184279	to	$15.173551	$12,268,539	0.50%	to	2.75%	1.19%	to	1.60%	(0.56)%	to	1.70%
2019	1,576,294	$13.258740	to	$14.919716	$12,313,762	0.50%	to	2.75%	0.63%	to	0.85%	13.62%	to	16.21%
2018	1,626,906	$11.668889	to	$12.838845	$11,094,279	0.50%	to	2.75%	1.10%	to	1.17%	(25.07)%	to	(23.36)%
AB VPS Small/Mid Cap Value Portfolio
2022	220,677	$34.795935	to	$41.378256	$5,969,501	0.30%	to	2.70%	0.84%	to	0.91%	(18.06)%	to	(16.07)%
2021	275,856	$42.466171	to	$49.300894	$8,950,625	0.30%	to	2.70%	0.60%	to	0.60%	32.00%	to	35.20%
2020	313,583	$32.172236	to	$35.636456	$7,689,089	0.50%	to	2.70%	0.73%	to	0.74%	0.31%	to	2.54%
2019	346,271	$32.073274	to	$34.753847	$8,423,325	0.50%	to	2.70%	0.31%	to	0.32%	16.71%	to	19.30%
2018	392,493	$27.480825	to	$29.689119	$8,058,446	0.30%	to	2.70%	—%	to	0.22%	(17.55)%	to	(15.55)%
AB VPS Sustainable International Thematic Portfolio+
2022	84,851	$10.676949	to	$16.153403	$892,832	0.85%	to	2.70%	—%	to	—%	(29.73)%	to	(28.42)%
2021	93,405	$14.915629	to	$22.988228	$1,379,823	0.85%	to	2.70%	—%	to	—%	5.13%	to	7.09%
2020	99,130	$13.927695	to	$21.866344	$1,372,050	0.85%	to	2.70%	0.76%	to	1.13%	26.15%	to	28.51%
2019	125,738	$10.838230	to	$17.333346	$1,332,215	0.85%	to	2.70%	0.28%	to	0.29%	23.85%	to	26.15%
2018	162,358	$8.591215	to	$13.925454	$1,359,160	0.85%	to	2.75%	—%	to	0.37%	(19.84)%	to	(18.30)%
Invesco V.I. Core Equity Fund
2022	2,591,943	$24.403061	to	$31.080033	$61,291,048	0.30%	to	2.80%	—%	to	0.70%	(22.74)%	to	(20.99)%
2021	2,919,525	$31.586991	to	$39.337168	$88,211,968	0.30%	to	2.80%	0.34%	to	0.72%	24.22%	to	27.00%
2020	3,482,739	$25.429266	to	$30.270210	$84,067,239	0.50%	to	2.80%	1.08%	to	1.33%	10.71%	to	13.01%
2019	3,994,880	$22.969659	to	$26.786554	$86,225,319	0.50%	to	2.80%	0.17%	to	0.94%	25.41%	to	28.02%
2018	4,755,831	$18.315957	to	$20.922989	$81,071,878	0.50%	to	2.80%	—%	to	0.88%	(11.90)%	to	(10.06)%
Invesco V.I. Government Securities Fund
2022	88,808,861	$8.488134	to	$9.132074	$106,847,657	0.50%	to	2.80%	—%	to	1.93%	(12.77)%	to	(8.68)%
2021	106,188,266	$1.609700	to	$9.730853	$144,867,997	0.85%	to	2.80%	2.38%	to	2.39%	(4.97)%	to	(3.09)%
2020	110,267,853	$1.661102	to	$10.239324	$156,247,571	0.85%	to	2.80%	2.48%	to	2.54%	3.34%	to	5.37%
2019	112,063,027	$1.576383	to	$9.908485	$152,304,300	0.85%	to	2.80%	2.53%	to	2.60%	3.14%	to	5.18%
2018	127,267,718	$1.498812	to	$9.606402	$165,985,376	0.85%	to	2.80%	1.92%	to	2.15%	(2.22)%	to	(0.29)%
Invesco V.I. High Yield Fund
2022	71,696	$9.140217	to	$9.290907	$609,088	0.50%	to	2.45%	—%	to	4.75%	(8.60)%	to	(7.09)%
2021	8,955	$1.956677	to	$13.697106	$67,905	1.35%	to	2.00%	—%	to	—%	2.32%	to	2.98%
2020	3,520	$13.387155	to	$13.853825	$48,298	1.65%	to	2.00%	—%	to	6.03%	1.27%	to	1.63%
2019	1,836	$13.218851	to	$13.631880	$24,791	1.65%	to	2.00%	5.82%	to	5.89%	11.26%	to	11.65%
2018	1,910	$11.880841	to	$12.209262	$23,116	1.65%	to	2.00%	2.11%	to	5.05%	(5.27)%	to	(4.93)%
Invesco V.I. EQV International Equity Fund+
2022	15,600,716	$18.205497	to	$21.204620	$61,865,924	0.30%	to	2.80%	1.48%	to	1.74%	(20.56)%	to	(18.75)%
2021	17,337,990	$22.918186	to	$26.097468	$84,197,584	0.30%	to	2.80%	1.03%	to	1.30%	2.97%	to	5.29%
2020	19,026,679	$22.258091	to	$24.786293	$88,569,542	0.30%	to	2.80%	1.81%	to	2.58%	10.85%	to	13.40%
2019	21,719,116	$20.079731	to	$21.857569	$90,790,929	0.30%	to	2.80%	1.24%	to	1.56%	25.03%	to	27.85%
2018	26,398,332	$16.060392	to	$17.095661	$87,725,467	0.30%	to	2.80%	1.53%	to	2.14%	(17.32)%	to	(15.46)%
Invesco V.I. Main Street Mid Cap Fund®
2022	19,846,135	$23.056781	to	$28.097920	$64,655,557	0.50%	to	2.80%	0.07%	to	0.27%	(16.63)%	to	(14.88)%
2021	22,542,796	$27.655875	to	$33.009900	$87,329,262	0.50%	to	2.80%	0.21%	to	0.47%	19.84%	to	22.25%
2020	26,015,090	$23.076506	to	$27.001393	$83,283,176	0.50%	to	2.80%	0.50%	to	0.69%	6.23%	to	8.40%
2019	29,594,363	$21.722629	to	$24.909576	$88,269,067	0.50%	to	2.80%	0.20%	to	0.41%	21.82%	to	24.41%
2018	35,140,720	$17.831447	to	$20.021477	$85,000,806	0.50%	to	2.80%	0.10%	to	0.51%	(13.80)%	to	(12.04)%
Invesco V.I. Small Cap Equity Fund
2022	1,389,815	$27.700771	to	$35.028997	$40,047,149	0.30%	to	2.80%	—%	to	—%	(22.70)%	to	(20.97)%
2021	1,598,484	$35.837174	to	$44.323102	$58,889,141	0.30%	to	2.80%	—%	to	0.17%	17.08%	to	19.73%
2020	1,857,996	$30.608904	to	$37.017915	$57,826,992	0.30%	to	2.80%	0.02%	to	0.35%	23.73%	to	26.49%
2019	2,203,192	$24.738082	to	$29.265634	$54,897,538	0.30%	to	2.80%	—%	to	—%	23.11%	to	25.94%
2018	2,543,803	$20.094666	to	$23.237086	$51,112,034	0.30%	to	2.80%	—%	to	—%	(17.43)%	to	(15.53)%
Invesco V.I. Balanced-Risk Allocation Fund
2022	355,054	$12.311609	to	$16.338778	$5,033,764	0.30%	to	2.70%	7.15%	to	7.55%	(16.80)%	to	(14.77)%
2021	403,733	$14.796967	to	$18.761536	$6,764,968	0.50%	to	2.70%	2.99%	to	3.02%	6.35%	to	8.72%
2020	429,842	$13.913283	to	$17.257367	$6,714,837	0.50%	to	2.70%	5.85%	to	7.87%	7.06%	to	9.44%
2019	502,491	$12.995732	to	$16.048355	$7,265,234	0.30%	to	2.70%	—%	to	—%	11.82%	to	14.54%
2018	632,501	$11.621739	to	$13.794728	$8,103,412	0.50%	to	2.70%	1.32%	to	1.32%	(9.20)%	to	(7.18)%
Invesco V.I. Diversified Dividend Fund
2022	5,801	$21.445754	to	$23.706700	$130,197	1.65%	to	2.50%	0.32%	to	1.62%	(4.35)%	to	(3.53)%
2021	5,883	$22.420441	to	$24.574246	$137,616	1.65%	to	2.50%	1.19%	to	1.98%	15.67%	to	16.65%
2020	5,919	$19.383503	to	$21.693797	$119,258	1.35%	to	2.50%	—%	to	0.34%	(2.60)%	to	(1.47)%
2019	7,293	$19.901129	to	$22.018320	$151,389	1.35%	to	2.50%	2.11%	to	2.72%	21.69%	to	23.10%
2018	9,413	$16.353553	to	$17.886510	$160,692	1.35%	to	2.50%	1.27%	to	1.85%	(10.09)%	to	(9.05)%
Invesco V.I. Government Money Market Fund
2022	16,425,035	$8.107010	to	$10.303359	$146,316,621	0.30%	to	2.80%	1.27%	to	1.72%	(1.35)%	to	1.15%
2021	11,971,552	$8.217581	to	$10.186019	$107,384,600	0.30%	to	2.80%	—%	to	0.01%	(2.75)%	to	(0.29)%
2020	14,493,188	$8.450353	to	$10.215856	$132,351,183	0.30%	to	2.80%	0.12%	to	0.36%	(2.48)%	to	(0.01)%
2019	10,076,214	$8.664829	to	$10.216489	$93,646,341	0.30%	to	2.80%	1.89%	to	2.01%	(0.92)%	to	1.59%
2018	12,335,612	$8.744946	to	$10.056362	$114,197,424	0.30%	to	2.80%	0.07%	to	1.52%	(1.25)%	to	1.25%
American Century VP Mid Cap Value Fund
2022	21,320	$26.663752	to	$30.036372	$603,870	0.50%	to	1.50%	2.11%	to	2.31%	(2.85)%	to	(1.88)%
2021	21,004	$27.446798	to	$30.610848	$601,017	0.50%	to	1.50%	1.03%	to	1.03%	21.19%	to	22.40%
2020	37,119	$22.648611	to	$25.008360	$888,996	0.50%	to	1.50%	1.67%	to	1.72%	(0.39)%	to	0.61%
2019	38,899	$22.738331	to	$24.857624	$929,799	0.50%	to	1.50%	1.89%	to	1.92%	27.07%	to	28.35%
2018	40,624	$17.893636	to	$19.367050	$760,665	0.50%	to	1.50%	1.25%	to	1.27%	(14.26)%	to	(13.40)%
AB VPS Growth and Income Portfolio
2022	92,560	$12.620085	to	$13.548439	$1,209,827	0.85%	to	2.70%	1.10%	to	1.11%	(6.97)%	to	(5.23)%
2021	29,713	$13.564989	to	$14.295871	$415,806	0.85%	to	2.70%	0.62%	to	0.64%	24.43%	to	26.76%
2020	30,882	$10.901294	to	$11.278271	$344,123	0.85%	to	2.70%	1.33%	to	1.34%	(0.26)%	to	1.61%
2019♦	33,330	$10.929310	to	$11.100020	$367,948	0.85%	to	2.70%	1.02%	to	1.21%	9.29%	to	11.00%
American Funds Insurance Series® Capital World Bond Fund®
2022	3,631,033	$8.795203	to	$8.906755	$37,433,535	0.30%	to	2.80%	0.21%	to	0.25%	(19.97)%	to	(18.09)%
2021	4,089,913	$10.873729	to	$10.990013	$51,967,425	0.30%	to	2.80%	1.50%	to	1.79%	(7.55)%	to	(5.46)%
2020	4,350,355	$11.501867	to	$11.886905	$59,149,236	0.30%	to	2.80%	0.06%	to	1.21%	6.87%	to	9.29%
2019	4,851,360	$10.473324	to	$11.123236	$61,195,128	0.50%	to	2.80%	1.33%	to	1.57%	4.79%	to	7.00%
2018	5,620,115	$9.788153	to	$10.614502	$66,971,331	0.50%	to	2.80%	1.83%	to	2.30%	(4.06)%	to	(2.10)%
American Funds Insurance Series® Capital World Growth and Income Fund®
2022	6,183,273	$12.692995	to	$26.318882	$115,888,609	0.30%	to	2.80%	1.81%	to	1.92%	(19.62)%	to	(17.82)%
2021	6,919,790	$15.444908	to	$32.743126	$159,457,338	0.30%	to	2.80%	1.54%	to	1.61%	11.61%	to	14.12%
2020	7,671,764	$13.533845	to	$29.337784	$157,099,332	0.30%	to	2.80%	1.05%	to	1.19%	5.73%	to	8.22%
2019	8,729,004	$12.505852	to	$27.748187	$167,704,947	0.30%	to	2.80%	1.82%	to	1.87%	27.52%	to	30.34%
2018	10,304,658	$9.594819	to	$21.759494	$153,644,023	0.30%	to	2.80%	1.49%	to	2.10%	(12.13)%	to	(10.16)%
American Funds Insurance Series® Asset Allocation Fund
2022	17,045,360	$13.211042	to	$24.836676	$443,886,142	0.30%	to	2.80%	1.27%	to	1.90%	(15.80)%	to	(13.92)%
2021	19,075,242	$15.347624	to	$29.496576	$581,841,613	0.30%	to	2.80%	1.43%	to	1.44%	11.92%	to	14.50%
2020	20,523,089	$13.404283	to	$26.354191	$555,981,970	0.30%	to	2.80%	1.49%	to	1.50%	9.35%	to	11.82%
2019	23,156,079	$11.928983	to	$24.100232	$566,177,064	0.50%	to	2.80%	1.18%	to	1.84%	17.88%	to	20.32%
2018	26,205,558	$9.942529	to	$20.443889	$536,366,677	0.30%	to	2.80%	—%	to	1.62%	(7.24)%	to	(5.12)%
American Funds Insurance Series® Washington Mutual Investors FundSM
2022	103,946,266	$14.984343	to	$33.109906	$311,409,022	0.30%	to	2.80%	1.83%	to	2.28%	(10.98)%	to	(8.96)%
2021	113,637,336	$16.459154	to	$37.195024	$377,433,100	0.30%	to	2.80%	1.44%	to	1.66%	24.25%	to	27.13%
2020	127,537,810	$12.946697	to	$29.934644	$336,670,338	0.30%	to	2.80%	1.79%	to	1.99%	5.68%	to	8.15%
2019	144,266,897	$11.971410	to	$28.325310	$355,231,097	0.30%	to	2.80%	—%	to	2.07%	18.03%	to	20.67%
2018	166,365,386	$9.920577	to	$23.998900	$343,938,518	0.30%	to	2.80%	—%	to	1.91%	(11.18)%	to	(9.19)%
American Funds Insurance Series® The Bond Fund of America®
2022	29,236,321	$10.143414	to	$10.725800	$406,701,299	0.30%	to	2.80%	1.98%	to	2.83%	(15.00)%	to	(13.01)%
2021	34,571,982	$11.660473	to	$12.618054	$556,442,946	0.30%	to	2.80%	—%	to	1.30%	(3.06)%	to	(0.88)%
2020	35,559,846	$11.764578	to	$13.016424	$584,861,828	0.30%	to	2.80%	1.75%	to	2.02%	6.71%	to	9.05%
2019	37,063,700	$10.788013	to	$12.198508	$565,041,589	0.30%	to	2.80%	1.75%	to	2.57%	6.34%	to	8.75%
2018	39,729,010	$9.919595	to	$11.471362	$560,828,893	0.30%	to	2.80%	1.95%	to	2.34%	(3.45)%	to	(1.18)%
American Funds Insurance Series® Global Growth Fund
2022	5,313,648	$14.486127	to	$33.471202	$165,817,725	0.50%	to	2.80%	0.44%	to	0.61%	(26.82)%	to	(25.29)%
2021	5,851,121	$19.390920	to	$45.738710	$246,903,435	0.50%	to	2.80%	0.22%	to	0.33%	13.21%	to	15.56%
2020	6,519,515	$16.780459	to	$40.402880	$240,606,671	0.50%	to	2.80%	0.15%	to	0.35%	26.86%	to	29.52%
2019	7,429,510	$13.019155	to	$31.847295	$215,164,656	0.30%	to	2.80%	0.10%	to	0.98%	31.54%	to	34.47%
2018	8,694,374	$9.681804	to	$24.210580	$189,532,658	0.30%	to	2.80%	—%	to	0.66%	(11.56)%	to	(9.51)%
American Funds Insurance Series® Growth Fund
2022	33,056,792	$17.693114	to	$46.795835	$1,107,355,566	0.30%	to	2.80%	0.10%	to	0.32%	(31.88)%	to	(30.32)%
2021	36,095,345	$25.393402	to	$68.691717	$1,767,325,407	0.30%	to	2.80%	0.06%	to	0.22%	18.62%	to	21.32%
2020	42,048,873	$20.931017	to	$57.907788	$1,708,113,864	0.30%	to	2.80%	0.20%	to	0.31%	47.89%	to	51.26%
2019	51,000,801	$13.837838	to	$39.157035	$1,371,182,846	0.30%	to	2.80%	0.57%	to	0.71%	27.16%	to	30.05%
2018	60,010,279	$10.640480	to	$30.792652	$1,251,103,962	0.30%	to	2.80%	0.15%	to	0.42%	(3.00)%	to	(0.80)%
American Funds Insurance Series® Growth-Income Fund
2022	30,157,857	$15.360794	to	$34.880928	$955,722,857	0.30%	to	2.80%	1.09%	to	1.26%	(18.80)%	to	(16.96)%
2021	33,887,795	$18.497110	to	$42.957770	$1,307,981,973	0.30%	to	2.80%	0.14%	to	1.15%	20.67%	to	23.43%
2020	38,775,765	$14.986062	to	$35.599175	$1,225,140,084	0.30%	to	2.80%	1.42%	to	2.11%	10.41%	to	12.91%
2019	43,821,658	$13.272731	to	$32.242598	$1,243,617,158	0.30%	to	2.80%	0.54%	to	1.58%	22.65%	to	25.48%
2018	50,717,703	$10.577822	to	$26.287348	$1,159,525,902	0.30%	to	2.80%	0.07%	to	1.32%	(4.50)%	to	(2.35)%
American Funds Insurance Series® International Fund
2022	15,791,634	$9.897380	to	$16.608215	$218,771,712	0.30%	to	2.80%	1.56%	to	1.74%	(22.98)%	to	(21.26)%
2021	16,667,082	$12.569372	to	$21.562722	$298,320,183	0.30%	to	2.80%	1.43%	to	2.37%	(4.22)%	to	(2.01)%
2020	18,518,892	$12.826795	to	$22.511944	$341,719,054	0.30%	to	2.80%	0.52%	to	0.65%	10.83%	to	13.32%
2019	20,391,196	$11.319229	to	$20.312988	$337,219,110	0.30%	to	2.80%	1.08%	to	1.26%	19.49%	to	22.30%
2018	23,715,497	$9.255268	to	$16.999775	$324,664,175	0.30%	to	2.80%	1.17%	to	1.68%	(15.53)%	to	(13.67)%
American Funds Insurance Series® New World Fund®
2022	2,587,019	$11.873212	to	$19.236322	$67,542,028	0.30%	to	2.80%	—%	to	1.23%	(24.25)%	to	(22.49)%
2021	2,815,469	$15.317447	to	$25.394896	$96,600,244	0.30%	to	2.80%	0.71%	to	0.82%	2.02%	to	4.32%
2020	3,136,390	$14.683658	to	$24.891107	$104,708,014	0.30%	to	2.80%	—%	to	0.07%	20.17%	to	22.92%
2019	3,634,115	$11.945320	to	$20.713392	$100,053,342	0.30%	to	2.80%	—%	to	0.88%	25.58%	to	28.43%
2018	4,332,865	$9.301084	to	$16.494279	$93,536,362	0.30%	to	2.80%	0.21%	to	0.93%	(16.41)%	to	(14.51)%
American Funds Insurance Series® Global Small Capitalization Fund
2022	4,110,745	$12.172109	to	$26.141567	$91,171,767	0.30%	to	2.80%	—%	to	—%	(31.50)%	to	(29.90)%
2021	4,268,971	$17.363886	to	$38.165054	$138,792,172	0.30%	to	2.80%	—%	to	—%	3.79%	to	6.11%
2020	4,815,037	$16.364324	to	$36.771169	$148,707,367	0.30%	to	2.80%	0.09%	to	0.19%	26.14%	to	29.00%
2019	5,655,203	$12.685349	to	$29.150643	$136,661,707	0.30%	to	2.80%	—%	to	0.16%	27.89%	to	30.85%
2018	6,678,822	$9.694514	to	$22.793980	$123,863,378	0.30%	to	2.80%	—%	to	0.08%	(13.02)%	to	(11.07)%
Allspring VT Omega Growth Fund
2022	19,876	$29.918255	to	$34.523711	$626,527	1.35%	to	2.50%	—%	to	—%	(38.75)%	to	(38.04)%
2021	20,088	$48.849268	to	$55.722666	$1,027,547	1.35%	to	2.50%	—%	to	—%	12.14%	to	13.43%
2020	24,778	$43.562889	to	$49.124812	$1,127,457	1.35%	to	2.50%	—%	to	—%	39.65%	to	41.27%
2019	25,237	$31.193708	to	$34.774531	$821,976	1.35%	to	2.50%	—%	to	—%	33.67%	to	35.21%
2018	32,371	$23.337095	to	$25.719009	$781,216	1.35%	to	2.50%	—%	to	—%	(2.20)%	to	(1.07)%
Fidelity® VIP Growth Portfolio
2022	220,849	$37.274265	to	$48.542991	$7,547,715	0.75%	to	2.70%	0.34%	to	0.37%	(26.66)%	to	(25.21)%
2021	254,752	$49.837358	to	$65.752765	$11,868,971	0.75%	to	2.75%	—%	to	—%	19.57%	to	21.99%
2020	271,621	$40.855311	to	$54.990687	$10,415,540	0.75%	to	2.75%	—%	to	0.04%	39.66%	to	42.48%
2019	308,581	$28.337613	to	$39.375002	$8,323,589	0.85%	to	2.75%	0.05%	to	0.06%	30.34%	to	32.84%
2018	344,364	$21.331730	to	$30.208767	$7,208,009	0.85%	to	2.75%	0.03%	to	0.04%	(3.13)%	to	(1.27)%
Fidelity® VIP Contrafund® Portfolio
2022	1,327,594	$35.753764	to	$45.487569	$39,518,304	0.30%	to	2.75%	—%	to	0.26%	(28.49)%	to	(26.71)%
2021	1,386,813	$49.995060	to	$62.063797	$56,512,221	0.30%	to	2.75%	0.02%	to	0.03%	24.05%	to	27.13%
2020	1,635,634	$40.301088	to	$48.819647	$53,215,335	0.30%	to	2.75%	—%	to	0.08%	26.70%	to	29.84%
2019	2,008,837	$31.807540	to	$37.598764	$51,135,456	0.30%	to	2.75%	—%	to	0.22%	27.71%	to	30.88%
2018	2,462,778	$24.905161	to	$28.727338	$48,940,346	0.30%	to	2.75%	0.14%	to	0.43%	(9.17)%	to	(6.92)%
Fidelity® VIP Mid Cap Portfolio
2022	971,858	$33.026498	to	$38.837167	$24,979,264	0.30%	to	2.75%	0.13%	to	0.27%	(17.28)%	to	(15.22)%
2021	1,130,027	$39.924194	to	$45.810411	$34,507,910	0.30%	to	2.75%	0.34%	to	0.41%	21.91%	to	24.93%
2020	1,412,659	$32.749253	to	$36.668590	$34,907,728	0.30%	to	2.75%	0.38%	to	0.40%	14.67%	to	17.51%
2019	1,657,431	$28.559485	to	$31.203547	$35,292,931	0.30%	to	2.75%	0.69%	to	0.70%	19.83%	to	22.80%
2018	1,846,519	$23.833056	to	$25.409405	$32,491,587	0.30%	to	2.75%	0.38%	to	0.52%	(17.09)%	to	(15.03)%
Fidelity® VIP Value Strategies Portfolio
2022	123,986	$28.205318	to	$45.429736	$3,285,318	0.85%	to	2.40%	0.90%	to	0.94%	(9.55)%	to	(8.13)%
2021	91,899	$30.702538	to	$50.225344	$2,679,995	0.85%	to	2.40%	1.20%	to	1.24%	30.18%	to	32.21%
2020	58,531	$23.221930	to	$38.580890	$1,377,854	0.85%	to	2.40%	0.98%	to	1.10%	5.46%	to	7.11%
2019	63,955	$21.681228	to	$36.584116	$1,393,186	0.85%	to	2.40%	1.37%	to	1.43%	30.92%	to	32.96%
2018	79,732	$16.306147	to	$27.110179	$1,295,422	0.85%	to	2.70%	0.28%	to	0.71%	(19.70)%	to	(18.20)%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2022	58,749	$34.287624	to	$43.448354	$1,896,518	0.85%	to	2.70%	0.10%	to	0.17%	(23.16)%	to	(21.72)%
2021	58,761	$43.800871	to	$56.541411	$2,432,760	0.85%	to	2.70%	0.12%	to	0.14%	20.96%	to	23.22%
2020	60,999	$35.547216	to	$46.743316	$2,064,700	0.85%	to	2.70%	0.04%	to	0.05%	29.79%	to	32.21%
2019	78,281	$26.886246	to	$36.014225	$2,049,350	0.85%	to	2.70%	0.16%	to	0.38%	26.36%	to	28.72%
2018	107,907	$20.886845	to	$28.500314	$2,186,819	0.85%	to	2.70%	0.33%	to	0.33%	(7.70)%	to	(5.97)%
Fidelity® VIP Strategic Income Portfolio
2022	33,853	$11.952020	to	$16.941938	$502,028	0.30%	to	1.50%	3.33%	to	3.41%	(12.84)%	to	(11.78)%
2021	40,546	$13.712324	to	$19.205083	$702,306	0.30%	to	1.50%	2.45%	to	2.45%	1.99%	to	3.22%
2020	48,941	$13.444665	to	$18.182550	$833,489	0.50%	to	1.50%	2.82%	to	3.17%	5.56%	to	6.63%
2019	64,987	$12.735981	to	$17.414673	$1,055,729	0.30%	to	1.50%	(0.01)%	to	0.71%	9.01%	to	10.32%
2018	107,119	$11.683507	to	$15.785044	$1,477,624	0.30%	to	1.50%	2.53%	to	3.32%	(4.27)%	to	(3.11)%
Franklin Rising Dividends VIP Fund
2022	6,662,890	$36.190149	to	$49.163228	$279,675,277	0.30%	to	2.80%	0.80%	to	0.92%	(13.04)%	to	(10.95)%
2021	7,520,991	$41.618059	to	$55.206263	$359,847,575	0.30%	to	2.80%	—%	to	0.90%	23.29%	to	26.25%
2020	8,729,463	$33.756131	to	$43.727995	$335,263,191	0.30%	to	2.80%	—%	to	1.33%	12.77%	to	15.50%
2019	10,150,461	$29.934183	to	$37.859431	$341,912,010	0.30%	to	2.80%	1.14%	to	1.25%	25.66%	to	28.77%
2018	11,957,652	$23.820835	to	$29.400711	$317,633,896	0.30%	to	2.80%	—%	to	1.23%	(7.70)%	to	(5.45)%
Franklin Income VIP Fund
2022	14,148,372	$21.765659	to	$25.276796	$341,889,213	0.30%	to	2.80%	4.44%	to	4.83%	(8.09)%	to	(5.88)%
2021	16,027,949	$23.680426	to	$26.191692	$415,762,557	0.50%	to	2.80%	4.39%	to	4.58%	13.53%	to	16.01%
2020	18,456,475	$20.857865	to	$22.578017	$416,687,217	0.50%	to	2.80%	5.51%	to	5.84%	(2.09)%	to	0.08%
2019	21,159,503	$21.302460	to	$22.560764	$483,728,461	0.50%	to	2.80%	5.42%	to	6.06%	12.85%	to	15.47%
2018	24,236,716	$18.876011	to	$19.913326	$485,208,905	0.30%	to	2.80%	—%	to	5.00%	(6.95)%	to	(4.70)%
Franklin Large Cap Growth VIP Fund
2022	1,429,012	$29.630980	to	$31.949102	$37,400,202	0.85%	to	2.80%	—%	to	—%	(38.29)%	to	(37.07)%
2021	1,469,129	$48.018817	to	$50.772968	$61,688,365	0.85%	to	2.80%	—%	to	—%	12.09%	to	14.30%
2020	1,718,447	$42.838646	to	$44.420936	$63,707,734	0.85%	to	2.80%	—%	to	—%	40.64%	to	43.41%
2019	2,109,124	$30.459066	to	$30.974741	$55,208,343	0.85%	to	2.80%	—%	to	—%	30.86%	to	33.44%
2018	2,449,726	$23.212650	to	$23.275572	$48,563,075	0.85%	to	2.80%	—%	to	—%	(4.19)%	to	(2.30)%
Franklin Global Real Estate VIP Fund
2022	91,133	$17.091875	to	$30.412284	$2,060,414	0.95%	to	2.55%	2.39%	to	2.41%	(27.93)%	to	(26.76)%
2021	97,009	$23.714385	to	$41.524470	$3,009,173	0.95%	to	2.55%	0.87%	to	0.87%	23.60%	to	25.59%
2020	125,482	$19.186362	to	$33.062977	$3,130,683	0.95%	to	2.55%	3.24%	to	3.45%	(7.77)%	to	(6.28)%
2019	142,301	$20.391204	to	$35.279198	$3,807,359	0.95%	to	2.65%	—%	to	2.63%	19.17%	to	21.22%
2018	172,374	$16.853118	to	$29.104006	$3,796,411	0.95%	to	2.80%	—%	to	2.64%	(9.35)%	to	(7.66)%
Franklin Small-Mid Cap Growth VIP Fund
2022	3,741,949	$33.761207	to	$40.042792	$88,040,920	0.50%	to	2.80%	—%	to	—%	(35.53)%	to	(34.09)%
2021	3,939,487	$52.364348	to	$62.295841	$142,328,557	0.30%	to	2.80%	—%	to	—%	6.97%	to	9.53%
2020	4,529,499	$48.950188	to	$56.876734	$152,574,617	0.30%	to	2.80%	—%	to	—%	50.81%	to	54.54%
2019	5,493,379	$32.457390	to	$36.803193	$121,802,759	0.30%	to	2.80%	—%	to	—%	27.81%	to	30.87%
2018	6,485,817	$25.395749	to	$28.121593	$111,371,499	0.30%	to	2.80%	—%	to	—%	(7.99)%	to	(5.74)%
Franklin Small Cap Value VIP Fund
2022	1,550,275	$32.336134	to	$40.962778	$35,096,705	0.30%	to	2.80%	—%	to	1.07%	(12.55)%	to	(10.38)%
2021	1,760,440	$36.977000	to	$45.706594	$45,134,575	0.30%	to	2.80%	1.00%	to	1.18%	21.91%	to	24.80%
2020	2,030,425	$30.516310	to	$36.624803	$42,493,966	0.30%	to	2.75%	1.05%	to	1.25%	2.34%	to	4.82%
2019	2,268,542	$29.819901	to	$34.942097	$45,900,609	0.30%	to	2.75%	0.76%	to	1.01%	22.92%	to	25.85%
2018	2,647,976	$24.259372	to	$27.764714	$43,119,544	0.30%	to	2.75%	0.05%	to	0.87%	(15.24)%	to	(13.27)%
Franklin Strategic Income VIP Fund
2022	7,999,996	$13.490446	to	$15.449399	$140,107,382	0.30%	to	2.80%	4.12%	to	4.50%	(12.93)%	to	(11.11)%
2021	9,449,456	$15.493879	to	$17.380494	$188,194,465	0.30%	to	2.80%	3.15%	to	3.50%	(0.54)%	to	1.75%
2020	9,831,510	$15.578112	to	$17.081450	$195,538,996	0.30%	to	2.80%	4.47%	to	5.04%	0.89%	to	3.04%
2019	10,906,278	$15.440780	to	$16.578242	$213,860,882	0.30%	to	2.80%	5.04%	to	5.51%	5.41%	to	7.61%
2018	12,546,657	$14.647895	to	$15.405700	$230,150,851	0.30%	to	2.80%	2.18%	to	3.07%	(4.62)%	to	(2.53)%
Franklin Mutual Shares VIP Fund
2022	11,165,152	$21.195092	to	$27.491722	$267,273,009	0.30%	to	2.80%	1.73%	to	1.84%	(9.99)%	to	(7.75)%
2021	12,847,685	$23.547457	to	$29.800088	$337,321,667	0.30%	to	2.80%	2.87%	to	3.35%	15.88%	to	18.71%
2020	15,239,936	$20.320731	to	$25.104208	$339,985,377	0.30%	to	2.80%	2.82%	to	2.86%	(7.67)%	to	(5.45)%
2019	16,452,736	$22.008085	to	$26.552413	$394,139,465	0.30%	to	2.80%	1.76%	to	1.85%	19.19%	to	22.07%
2018	19,198,031	$18.464947	to	$21.751800	$381,757,499	0.30%	to	2.80%	2.24%	to	2.32%	(11.58)%	to	(9.43)%
Templeton Developing Markets VIP Fund
2022	1,184,878	$9.681912	to	$15.577570	$22,995,704	0.75%	to	2.80%	2.42%	to	2.91%	(23.87)%	to	(22.59)%
2021	1,291,056	$12.506718	to	$20.461234	$32,349,327	0.75%	to	2.80%	0.89%	to	1.06%	(8.12)%	to	(6.60)%
2020	1,416,425	$13.390894	to	$22.269389	$38,175,667	0.75%	to	2.80%	4.06%	to	4.38%	14.15%	to	16.17%
2019	1,708,196	$11.526961	to	$19.509720	$40,186,810	0.75%	to	2.80%	0.85%	to	1.21%	23.41%	to	25.54%
2018	1,984,393	$9.181585	to	$15.808248	$37,227,696	0.75%	to	2.80%	0.77%	to	1.10%	(17.78)%	to	(16.44)%
Templeton Foreign VIP Fund
2022	8,816,139	$13.125711	to	$15.751712	$107,533,553	0.30%	to	2.80%	2.84%	to	3.03%	(10.16)%	to	(8.02)%
2021	9,873,373	$14.610145	to	$17.126068	$132,542,957	0.30%	to	2.80%	1.44%	to	1.86%	1.28%	to	3.79%
2020	11,005,281	$14.425058	to	$16.500981	$144,275,159	0.30%	to	2.80%	2.51%	to	3.15%	(3.89)%	to	(1.63)%
2019	10,962,095	$15.008576	to	$16.775065	$147,918,407	0.30%	to	2.80%	1.34%	to	1.72%	9.42%	to	12.16%
2018	11,940,926	$13.716230	to	$14.956769	$145,794,147	0.30%	to	2.80%	1.80%	to	2.66%	(17.78)%	to	(15.79)%
Templeton Growth VIP Fund
2022	5,354,938	$16.919938	to	$20.618744	$85,085,066	0.50%	to	2.80%	0.10%	to	0.16%	(13.95)%	to	(12.06)%
2021	5,981,831	$19.662894	to	$24.039915	$109,171,197	0.30%	to	2.80%	—%	to	1.11%	1.98%	to	4.53%
2020	6,742,880	$19.281926	to	$22.474536	$119,117,131	0.50%	to	2.80%	2.79%	to	3.10%	2.88%	to	5.13%
2019	7,943,769	$18.742523	to	$21.378475	$134,621,942	0.50%	to	2.80%	2.71%	to	2.77%	11.98%	to	14.39%
2018	9,138,860	$16.738119	to	$18.688430	$137,083,857	0.50%	to	2.80%	1.98%	to	1.99%	(17.20)%	to	(15.31)%
Franklin Mutual Global Discovery VIP Fund
2022	3,628,353	$19.733351	to	$25.139786	$112,314,177	0.30%	to	2.80%	—%	to	1.44%	(7.38)%	to	(5.14)%
2021	4,196,670	$21.306071	to	$26.501293	$137,309,646	0.30%	to	2.80%	—%	to	2.66%	15.84%	to	18.62%
2020	4,945,128	$18.392654	to	$22.340643	$137,702,973	0.30%	to	2.80%	1.37%	to	2.14%	(7.10)%	to	(4.83)%
2019	5,469,708	$19.798818	to	$22.985609	$162,335,851	0.50%	to	2.80%	1.35%	to	1.62%	20.93%	to	23.66%
2018	6,444,802	$16.371480	to	$18.944755	$156,498,730	0.30%	to	2.80%	—%	to	2.66%	(13.67)%	to	(11.57)%
Franklin DynaTech VIP Fund
2022	672,998	$27.950733	to	$36.061003	$16,580,855	0.30%	to	2.80%	—%	to	—%	(41.62)%	to	(40.38)%
2021	848,489	$47.876154	to	$60.486497	$35,166,883	0.30%	to	2.80%	—%	to	—%	12.94%	to	15.74%
2020	930,870	$42.391561	to	$52.261385	$33,881,906	0.30%	to	2.80%	—%	to	—%	40.89%	to	44.28%
2019	1,054,205	$30.256268	to	$36.223168	$27,111,373	0.30%	to	2.75%	—%	to	—%	27.61%	to	30.63%
2018	1,293,208	$23.710450	to	$27.728948	$25,851,878	0.30%	to	2.75%	—%	to	—%	0.34%	to	2.79%
Templeton Global Bond VIP Fund
2022	1,922,716	$10.228894	to	$12.622777	$21,489,106	0.30%	to	2.75%	—%	to	—%	(7.70)%	to	(5.41)%
2021	2,296,732	$11.082463	to	$13.344830	$27,458,837	0.30%	to	2.75%	—%	to	—%	(7.59)%	to	(5.30)%
2020	2,305,775	$11.992471	to	$14.090979	$29,449,163	0.30%	to	2.75%	7.37%	to	7.94%	(7.92)%	to	(5.63)%
2019	2,409,606	$13.023897	to	$14.932338	$32,981,409	0.30%	to	2.75%	3.87%	to	6.83%	(0.91)%	to	1.55%
2018	2,813,144	$13.143033	to	$14.704197	$38,345,933	0.30%	to	2.75%	—%	to	—%	(0.87)%	to	1.59%
Hartford Balanced HLS Fund
2022	584,201	$23.925068	to	$25.814964	$12,627,264	0.75%	to	2.75%	1.83%	to	1.84%	(15.78)%	to	(14.07)%
2021	676,615	$27.843308	to	$30.650377	$17,324,278	0.75%	to	2.75%	1.03%	to	1.04%	16.40%	to	18.75%
2020	709,408	$23.446984	to	$26.332005	$15,342,572	0.75%	to	2.75%	1.74%	to	1.75%	8.59%	to	10.78%
2019	760,872	$21.164966	to	$24.249355	$15,115,177	0.75%	to	2.75%	—%	to	1.97%	19.47%	to	21.88%
2018	844,134	$17.365466	to	$20.297980	$13,888,152	0.75%	to	2.75%	1.27%	to	2.02%	(7.81)%	to	(5.95)%

Hartford Total Return Bond HLS Fund
2022	20,120,523	$11.515356	to	$14.808691	$247,303,736	0.30%	to	2.75%	2.93%	to	2.94%	(16.54)%	to	(14.47)%
2021	23,136,359	$13.797838	to	$17.313982	$335,977,863	0.30%	to	2.75%	2.33%	to	2.37%	(3.63)%	to	(1.24)%
2020	23,292,596	$14.318003	to	$17.531791	$346,178,605	0.30%	to	2.75%	3.11%	to	3.62%	6.07%	to	8.70%
2019	23,918,067	$13.498558	to	$16.128537	$331,007,722	0.30%	to	2.75%	3.81%	to	3.96%	7.65%	to	10.32%
2018	27,940,339	$12.539261	to	$14.619820	$354,652,251	0.30%	to	2.75%	3.96%	to	3.96%	(3.50)%	to	(1.10)%
Hartford Capital Appreciation HLS Fund
2022	8,644,456	$35.541711	to	$41.609267	$218,200,980	0.30%	to	2.75%	0.94%	to	0.95%	(17.60)%	to	(15.55)%
2021	9,485,297	$43.132622	to	$49.272253	$286,383,478	0.30%	to	2.75%	0.47%	to	0.47%	11.65%	to	14.42%
2020	11,076,126	$38.632384	to	$43.063520	$295,109,924	0.30%	to	2.75%	0.97%	to	1.07%	18.61%	to	21.55%
2019	13,511,833	$32.571271	to	$35.428709	$299,528,244	0.30%	to	2.75%	1.16%	to	1.22%	27.72%	to	30.89%
2018	15,941,263	$25.501961	to	$27.068075	$273,100,447	0.30%	to	2.75%	0.92%	to	0.92%	(9.48)%	to	(7.24)%
Hartford Dividend and Growth HLS Fund
2022	6,067,176	$36.097745	to	$47.985573	$189,599,214	0.30%	to	2.75%	1.64%	to	1.90%	(11.41)%	to	(9.21)%
2021	7,092,190	$40.745500	to	$52.851697	$246,553,116	0.30%	to	2.75%	1.21%	to	1.80%	28.42%	to	31.60%
2020	8,886,092	$31.728677	to	$40.160573	$236,980,571	0.30%	to	2.75%	1.96%	to	1.98%	4.85%	to	7.45%
2019	9,426,039	$30.262417	to	$37.377415	$236,220,737	0.30%	to	2.75%	1.62%	to	1.94%	25.12%	to	28.22%
2018	10,856,132	$24.187336	to	$29.151244	$214,615,173	0.30%	to	2.75%	1.89%	to	2.07%	(7.89)%	to	(5.60)%
Hartford Disciplined Equity HLS Fund
2022	3,073,171	$41.477921	to	$53.589029	$104,562,541	0.30%	to	2.75%	1.01%	to	1.02%	(21.16)%	to	(19.20)%
2021	3,562,389	$52.609743	to	$66.323768	$151,522,137	0.30%	to	2.75%	0.48%	to	0.55%	22.11%	to	25.14%
2020	4,434,271	$43.082464	to	$52.999310	$152,409,114	0.30%	to	2.75%	0.46%	to	0.61%	14.84%	to	17.69%
2019	2,031,399	$37.515305	to	$45.033974	$59,400,217	0.30%	to	2.75%	0.87%	to	0.90%	30.48%	to	33.72%
2018	2,402,842	$28.750748	to	$33.677853	$53,248,095	0.30%	to	2.75%	0.69%	to	0.73%	(4.65)%	to	(2.29)%
Hartford International Opportunities HLS Fund
2022	1,317,723	$18.949431	to	$22.565920	$18,478,991	0.50%	to	2.75%	1.67%	to	1.68%	(20.37)%	to	(18.55)%
2021	1,435,427	$23.796615	to	$27.706532	$24,788,920	0.50%	to	2.75%	0.95%	to	0.97%	4.89%	to	7.28%
2020	1,595,382	$22.686433	to	$25.826368	$25,943,090	0.50%	to	2.75%	1.54%	to	1.92%	17.18%	to	19.85%

2019	1,893,376	$19.359982	to	$21.549247	$25,954,962	0.50%	to	2.75%	1.83%	to	1.86%	23.00%	to	25.80%
2018	2,255,164	$15.740108	to	$17.459030	$24,805,799	0.30%	to	2.75%	—%	to	1.97%	(20.95)%	to	(18.99)%
Hartford MidCap HLS Fund
2022	458,148	$9.388131	to	$9.847167	$4,419,054	0.75%	to	2.75%	0.89%	to	0.90%	(26.36)%	to	(24.87)%
2021	534,795	$12.748560	to	$13.106566	$6,923,351	0.75%	to	2.75%	—%	to	—%	6.93%	to	9.09%
2020♦	516,206	$11.922760	to	$12.014847	$6,182,088	0.75%	to	2.75%	0.05%	to	0.05%	19.23%	to	20.15%
Hartford Ultrashort Bond HLS Fund
2022	86,771,240	$7.278883	to	$10.365150	$107,694,130	0.30%	to	2.80%	0.23%	to	0.24%	(2.93)%	to	(0.47)%
2021	91,259,871	$7.498523	to	$10.247895	$117,737,726	0.30%	to	2.80%	0.64%	to	0.72%	(2.94)%	to	(0.76)%
2020	98,403,523	$7.725870	to	$10.326324	$133,152,337	0.30%	to	2.80%	2.00%	to	2.75%	(1.36)%	to	0.97%
2019	98,205,746	$7.832605	to	$10.227567	$115,074,616	0.30%	to	2.80%	1.67%	to	1.85%	(0.03)%	to	2.24%
2018	113,630,044	$7.834631	to	$10.003964	$134,005,501	0.30%	to	2.80%	0.92%	to	1.14%	(1.24)%	to	0.97%
Hartford Small Company HLS Fund
2022	194,543	$33.635572	to	$41.715769	$5,096,352	0.50%	to	2.70%	—%	to	—%	(32.78)%	to	(31.28)%
2021	194,483	$50.038304	to	$62.241896	$7,522,635	0.30%	to	2.70%	—%	to	—%	(1.15)%	to	1.26%
2020	212,058	$50.618292	to	$61.469444	$8,299,316	0.30%	to	2.70%	—%	to	—%	51.38%	to	55.05%
2019	305,316	$33.437917	to	$39.644606	$7,933,115	0.30%	to	2.70%	—%	to	—%	33.35%	to	36.59%
2018	403,212	$24.949259	to	$29.025186	$7,829,177	0.30%	to	2.75%	—%	to	—%	(6.83)%	to	(4.52)%
Hartford SmallCap Growth HLS Fund
2022	141,755	$33.166465	to	$39.262490	$4,352,663	0.85%	to	2.70%	—%	to	—%	(30.37)%	to	(29.06)%
2021	158,929	$46.755776	to	$56.385620	$6,904,019	0.85%	to	2.70%	—%	to	—%	1.25%	to	3.14%
2020	170,120	$45.333541	to	$55.691814	$7,246,406	0.85%	to	2.70%	—%	to	—%	29.65%	to	32.07%
2019	223,561	$34.325486	to	$42.955144	$7,206,461	0.85%	to	2.70%	—%	to	—%	32.20%	to	34.67%
2018	254,160	$25.489508	to	$32.493141	$6,128,516	0.85%	to	2.70%	—%	to	—%	(14.05)%	to	(12.45)%
Hartford Stock HLS Fund
2022	123,569	$35.287343	to	$44.102006	$3,931,042	0.75%	to	2.70%	1.67%	to	1.69%	(7.67)%	to	(5.85)%
2021	87,018	$37.478505	to	$47.451817	$3,032,441	0.75%	to	2.75%	—%	to	1.25%	21.59%	to	24.05%
2020	93,608	$30.213209	to	$39.025590	$2,658,770	0.75%	to	2.75%	1.73%	to	1.76%	9.04%	to	11.24%
2019	113,659	$27.160468	to	$35.791325	$2,970,045	0.75%	to	2.75%	1.62%	to	1.70%	27.66%	to	30.24%
2018	124,953	$20.854119	to	$28.035981	$2,514,293	0.75%	to	2.75%	1.57%	to	1.60%	(2.85)%	to	(0.89)%
Lord Abbett Series Fund - Fundamental Equity Portfolio
2022	241,908	$23.190902	to	$30.646970	$6,308,320	0.30%	to	1.50%	1.00%	to	1.09%	(13.29)%	to	(12.25)%
2021	267,022	$26.746522	to	$34.923848	$7,957,663	0.30%	to	1.50%	0.81%	to	0.82%	25.42%	to	26.93%
2020	339,677	$21.325736	to	$27.513897	$8,007,610	0.30%	to	1.50%	1.28%	to	1.30%	0.26%	to	1.47%

2019	348,920	$21.270769	to	$27.115679	$8,131,876	0.30%	to	1.50%	1.27%	to	1.29%	19.71%	to	21.15%
2018	431,468	$17.768894	to	$22.381671	$8,360,895	0.30%	to	1.50%	1.48%	to	1.52%	(9.52)%	to	(8.43)%
Lord Abbett Series Fund - Dividend Growth Portfolio
2022	349,560	$32.406126	to	$32.936168	$10,336,002	0.85%	to	2.70%	0.79%	to	0.86%	(15.85)%	to	(14.28)%
2021	391,959	$37.805561	to	$39.142080	$13,607,209	0.85%	to	2.70%	0.71%	to	0.72%	22.28%	to	24.56%
2020	435,309	$30.351644	to	$32.010824	$12,212,643	0.85%	to	2.70%	0.99%	to	1.00%	12.34%	to	14.44%
2019	503,414	$26.522169	to	$28.494124	$12,422,002	0.85%	to	2.70%	1.21%	to	1.65%	23.08%	to	25.38%
2018	580,067	$21.153997	to	$23.150651	$11,512,131	0.85%	to	2.70%	1.56%	to	1.78%	(7.21)%	to	(5.48)%
Lord Abbett Series Fund - Bond Debenture Portfolio
2022	997,758	$18.119796	to	$19.755915	$17,413,712	0.30%	to	2.75%	—%	to	4.35%	(15.17)%	to	(13.06)%
2021	1,200,629	$21.359651	to	$22.724399	$24,361,010	0.30%	to	2.75%	3.03%	to	3.04%	0.48%	to	2.97%
2020	1,277,240	$21.258370	to	$22.069358	$25,427,299	0.30%	to	2.75%	—%	to	3.91%	4.39%	to	6.98%
2019	1,403,234	$20.363491	to	$20.628919	$26,401,905	0.30%	to	2.75%	3.90%	to	4.60%	10.28%	to	13.01%
2018	1,623,048	$18.253325	to	$18.465138	$27,322,304	0.30%	to	2.75%	2.06%	to	4.34%	(6.62)%	to	(4.31)%
Lord Abbett Series Fund - Growth and Income Portfolio
2022	178,092	$26.528381	to	$30.925188	$3,983,628	0.50%	to	2.70%	1.48%	to	1.56%	(11.85)%	to	(9.89)%
2021	189,121	$30.095647	to	$34.319846	$4,715,608	0.50%	to	2.70%	1.03%	to	1.06%	25.59%	to	28.38%
2020	222,717	$23.964248	to	$26.733735	$4,345,495	0.50%	to	2.70%	1.42%	to	1.63%	(0.04)%	to	2.19%
2019	254,257	$23.973427	to	$26.162084	$4,885,617	0.50%	to	2.70%	1.14%	to	1.66%	19.23%	to	21.88%
2018	318,328	$20.106254	to	$21.464992	$5,145,419	0.50%	to	2.70%	1.30%	to	1.39%	(10.59)%	to	(8.60)%
MFS® Growth Series
2022	3,436,927	$43.216206	to	$52.892757	$91,142,642	0.30%	to	2.80%	—%	to	—%	(33.53)%	to	(32.01)%
2021	3,548,786	$65.012733	to	$75.873965	$139,687,460	0.50%	to	2.80%	—%	to	—%	20.12%	to	22.62%
2020	4,203,094	$54.121821	to	$63.315526	$136,880,944	0.30%	to	2.80%	—%	to	—%	28.22%	to	31.14%
2019	5,093,709	$42.210773	to	$48.280216	$128,071,253	0.30%	to	2.80%	—%	to	—%	34.34%	to	37.37%
2018	6,133,274	$31.421847	to	$35.147304	$113,877,939	0.30%	to	2.80%	—%	to	0.09%	(0.17)%	to	2.10%
MFS® Global Equity Series
2022	356,236	$28.086601	to	$41.081238	$11,147,268	0.85%	to	2.80%	0.49%	to	0.51%	(20.00)%	to	(18.43)%
2021	383,325	$35.110198	to	$50.361007	$14,873,447	0.85%	to	2.80%	0.62%	to	0.64%	13.97%	to	16.22%
2020	441,123	$30.805206	to	$43.333033	$14,819,542	0.85%	to	2.80%	1.14%	to	1.18%	10.16%	to	12.33%
2019	515,166	$27.964174	to	$38.576897	$15,510,757	0.85%	to	2.80%	1.06%	to	1.07%	26.97%	to	29.46%
2018	604,591	$22.025073	to	$29.797244	$14,187,572	0.85%	to	2.80%	0.93%	to	0.97%	(12.24)%	to	(10.51)%
MFS® Investors Trust Series
2022	3,160,736	$33.483041	to	$43.056236	$82,343,879	0.30%	to	2.80%	—%	to	0.67%	(18.80)%	to	(16.94)%

2021	3,574,200	$41.234188	to	$51.836044	$113,453,747	0.30%	to	2.80%	—%	to	0.61%	23.31%	to	26.13%
2020	4,174,746	$33.438558	to	$41.097703	$106,269,699	0.30%	to	2.80%	—%	to	0.58%	10.72%	to	13.26%
2019	4,725,447	$30.199846	to	$36.286223	$107,691,405	0.30%	to	2.80%	—%	to	0.67%	27.95%	to	30.85%
2018	5,562,235	$23.603351	to	$27.208442	$98,100,581	0.50%	to	2.80%	0.44%	to	0.67%	(8.10)%	to	(6.18)%
MFS® Mid Cap Growth Series
2022	2,240,177	$19.866193	to	$45.155742	$36,379,585	0.70%	to	2.80%	—%	to	—%	(30.67)%	to	(29.20)%
2021	2,601,697	$28.058038	to	$65.132381	$60,292,349	0.70%	to	2.80%	—%	to	—%	10.96%	to	13.32%
2020	3,009,086	$24.760771	to	$58.698293	$62,012,330	0.70%	to	2.80%	—%	to	—%	32.71%	to	35.53%
2019	3,452,452	$18.269827	to	$44.229437	$53,237,801	0.70%	to	2.80%	—%	to	—%	34.83%	to	37.69%
2018	3,792,952	$13.268367	to	$32.802850	$43,126,770	0.70%	to	2.80%	—%	to	—%	(1.56)%	to	0.53%
MFS® New Discovery Series
2022	1,655,464	$26.016503	to	$46.604879	$52,981,958	0.30%	to	2.80%	—%	to	—%	(31.70)%	to	(30.20)%
2021	1,734,808	$37.275551	to	$68.237219	$80,456,774	0.30%	to	2.80%	—%	to	—%	(1.01)%	to	1.27%
2020	1,977,726	$36.808596	to	$68.934908	$92,010,570	0.30%	to	2.80%	—%	to	—%	41.86%	to	45.15%
2019	2,455,801	$25.359412	to	$48.592365	$80,406,264	0.30%	to	2.80%	—%	to	—%	37.79%	to	40.85%
2018	2,889,259	$18.004396	to	$35.265658	$67,501,124	0.30%	to	2.80%	—%	to	—%	(4.20)%	to	(2.01)%
MFS® Total Return Series
2022	10,320,135	$20.741302	to	$25.850873	$251,464,525	0.50%	to	2.80%	1.39%	to	1.71%	(12.08)%	to	(10.29)%
2021	11,830,641	$23.591459	to	$28.815788	$324,293,690	0.50%	to	2.80%	1.62%	to	1.80%	10.97%	to	13.27%
2020	12,903,213	$21.260098	to	$25.440330	$316,131,503	0.50%	to	2.80%	2.02%	to	2.33%	6.78%	to	8.97%
2019	14,239,045	$19.909961	to	$23.841697	$324,003,945	0.30%	to	2.80%	1.83%	to	2.32%	17.06%	to	19.76%
2018	16,356,311	$17.008213	to	$19.533646	$314,878,710	0.50%	to	2.80%	2.01%	to	2.20%	(8.22)%	to	(6.34)%
MFS® Value Series
2022	4,344,067	$31.728135	to	$40.434463	$153,792,417	0.30%	to	2.80%	0.97%	to	1.47%	(8.51)%	to	(6.42)%
2021	5,089,140	$34.678532	to	$43.210412	$193,290,476	0.30%	to	2.80%	1.00%	to	1.41%	21.99%	to	24.78%
2020	6,149,126	$28.427263	to	$34.628548	$188,125,615	0.30%	to	2.80%	1.22%	to	1.37%	0.62%	to	2.91%
2019	6,646,655	$28.253107	to	$33.648755	$200,487,244	0.30%	to	2.80%	0.89%	to	2.13%	26.22%	to	29.12%
2018	7,949,863	$22.384386	to	$26.060543	$188,324,052	0.30%	to	2.80%	1.34%	to	1.60%	(12.57)%	to	(10.62)%
MFS® Total Return Bond Series
2022	21,891,779	$11.406068	to	$14.184032	$286,815,709	0.30%	to	2.80%	2.44%	to	2.69%	(16.31)%	to	(14.44)%
2021	25,683,248	$13.629638	to	$16.578034	$397,065,930	0.30%	to	2.80%	2.55%	to	2.90%	(3.55)%	to	(1.36)%
2020	26,519,609	$14.131653	to	$16.807267	$419,720,767	0.30%	to	2.80%	3.19%	to	3.31%	5.47%	to	7.85%
2019	28,555,926	$13.398268	to	$15.584006	$423,526,367	0.30%	to	2.80%	2.70%	to	3.42%	7.16%	to	9.59%
2018	30,203,152	$12.502604	to	$14.220199	$412,528,001	0.30%	to	2.80%	2.42%	to	3.24%	(3.82)%	to	(1.62)%

MFS® Research Series
2022	423,063	$36.852790	to	$39.333271	$14,398,990	0.85%	to	2.80%	0.33%	to	0.49%	(19.50)%	to	(17.91)%
2021	448,325	$45.779792	to	$47.916199	$18,829,376	0.85%	to	2.80%	0.52%	to	0.62%	21.36%	to	23.75%
2020	516,944	$37.722972	to	$38.721351	$17,695,642	0.85%	to	2.80%	0.70%	to	0.71%	13.37%	to	15.61%
2019	610,051	$33.272925	to	$33.494040	$18,194,507	0.85%	to	2.80%	0.77%	to	0.77%	29.28%	to	31.82%
2018	689,800	$25.408533	to	$25.737662	$15,758,840	0.85%	to	2.80%	0.67%	to	0.68%	(7.01)%	to	(5.18)%
MFS® High Yield Portfolio
2022	3,859,845	$10.489210	to	$12.626768	$44,366,809	0.85%	to	2.80%	5.49%	to	5.56%	(12.99)%	to	(11.27)%
2021	4,453,231	$12.054708	to	$14.230920	$58,238,454	0.85%	to	2.80%	4.68%	to	4.98%	0.63%	to	2.61%
2020	4,656,625	$11.979282	to	$13.868809	$59,909,066	0.85%	to	2.80%	5.62%	to	5.94%	2.19%	to	4.20%
2019	5,272,232	$11.723106	to	$13.310228	$65,743,224	0.85%	to	2.80%	5.69%	to	5.80%	11.64%	to	13.84%
2018	6,009,940	$10.500893	to	$11.692453	$66,479,236	0.85%	to	2.80%	5.23%	to	5.59%	(5.76)%	to	(3.90)%
BlackRock Managed Volatility V.I. Fund
2022	12,471,587	$10.486566	to	$11.117692	$134,158,374	0.30%	to	1.50%	—%	to	—%	4.34%	to	5.60%
2021	16,241,742	$10.050212	to	$10.528032	$166,563,045	0.30%	to	1.50%	0.68%	to	0.69%	(0.97)%	to	0.23%
2020	16,718,927	$10.148217	to	$10.503914	$172,259,392	0.30%	to	1.50%	3.57%	to	3.91%	1.71%	to	2.94%
2019	17,999,683	$9.977691	to	$10.204233	$181,417,022	0.30%	to	1.50%	3.12%	to	3.33%	0.33%	to	1.54%
2018♦	18,917,925	$9.944640	to	$10.049156	$189,034,748	0.30%	to	1.50%	1.47%	to	1.56%	(0.55)%	to	0.49%
BlackRock Global Allocation V.I. Fund
2022	142,757	$14.043678	to	$15.820947	$2,132,042	0.50%	to	1.50%	—%	to	—%	(17.33)%	to	(16.49)%
2021	166,803	$16.986623	to	$18.945652	$2,981,920	0.50%	to	1.50%	0.80%	to	0.82%	4.83%	to	5.88%
2020	175,215	$16.203754	to	$17.892685	$2,972,635	0.50%	to	1.50%	1.12%	to	1.24%	18.91%	to	20.11%
2019	208,799	$13.626681	to	$14.897373	$2,964,117	0.50%	to	1.50%	0.89%	to	0.97%	16.00%	to	17.17%
2018	249,993	$11.746905	to	$12.714556	$3,050,152	0.50%	to	1.50%	0.75%	to	0.87%	(8.96)%	to	(8.04)%
BlackRock S&P 500 Index V.I. Fund
2022	1,346,034	$13.967436	to	$14.664737	$19,243,261	0.50%	to	1.50%	1.18%	to	1.23%	(19.64)%	to	(18.83)%
2021	1,346,304	$17.380425	to	$18.206649	$23,823,567	0.30%	to	1.50%	—%	to	0.96%	26.32%	to	27.85%
2020	1,729,473	$13.758540	to	$14.240813	$24,120,303	0.30%	to	1.50%	1.01%	to	1.51%	16.17%	to	17.57%
2019	2,203,268	$11.843536	to	$12.067255	$26,337,235	0.50%	to	1.50%	1.71%	to	1.83%	29.02%	to	30.32%
2018♦	2,949,855	$9.179496	to	$9.259866	$27,195,572	0.50%	to	1.50%	0.87%	to	0.98%	(8.21)%	to	(7.40)%
BlackRock Large Cap Focus Growth V.I. Fund
2022	18,266	$27.220256	to	$28.071552	$515,891	1.40%	to	2.55%	—%	to	—%	(39.67)%	to	(38.97)%
2021	29,347	$45.118429	to	$45.995891	$1,454,304	1.40%	to	2.55%	—%	to	—%	15.11%	to	16.45%
2020	33,025	$39.194292	to	$39.499726	$1,452,654	1.40%	to	2.55%	—%	to	—%	40.13%	to	41.75%

2019	31,924	$27.866648	to	$27.970691	$945,925	1.40%	to	2.55%	—%	to	—%	29.36%	to	30.86%
2018	37,538	$21.295723	to	$22.114518	$852,663	1.40%	to	2.40%	—%	to	—%	0.57%	to	1.58%
BlackRock Equity Dividend V.I. Fund
2022	165,087	$24.806224	to	$27.945176	$4,368,752	0.50%	to	1.50%	1.43%	to	1.48%	(5.53)%	to	(4.58)%
2021	195,852	$26.259233	to	$29.287454	$5,455,987	0.50%	to	1.50%	1.28%	to	1.29%	18.51%	to	19.70%
2020	247,229	$22.158237	to	$24.467754	$5,780,783	0.50%	to	1.50%	1.99%	to	2.00%	2.03%	to	3.05%
2019	263,654	$21.717742	to	$23.742678	$6,014,127	0.50%	to	1.50%	1.66%	to	1.82%	25.56%	to	26.82%
2018	330,993	$17.296234	to	$18.720835	$5,983,949	0.50%	to	1.50%	1.70%	to	1.73%	(8.79)%	to	(7.88)%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2022	24,814	$9.593845	to	$10.702893	$259,941	1.35%	to	2.50%	2.12%	to	2.85%	(16.69)%	to	(15.73)%
2021	26,482	$11.516363	to	$12.700625	$329,952	1.35%	to	2.50%	2.54%	to	2.66%	(2.99)%	to	(1.87)%
2020	25,042	$11.871423	to	$12.942491	$317,614	1.35%	to	2.50%	2.57%	to	2.68%	4.89%	to	6.11%
2019	48,296	$11.317636	to	$12.197706	$576,034	1.35%	to	2.50%	2.85%	to	3.79%	7.88%	to	9.13%
2018	54,489	$10.490950	to	$11.177474	$598,806	1.35%	to	2.50%	2.29%	to	2.30%	(3.36)%	to	(2.24)%
Morgan Stanley VIF Growth Portfolio
2022	51,931	$21.060578	to	$23.495032	$1,177,768	1.35%	to	2.50%	—%	to	—%	(61.15)%	to	(60.70)%
2021	50,469	$54.212144	to	$59.783461	$2,918,031	1.35%	to	2.50%	—%	to	—%	(2.61)%	to	(1.49)%
2020	53,789	$55.666283	to	$60.685679	$3,171,223	1.35%	to	2.50%	—%	to	—%	111.42%	to	113.86%
2019	71,462	$26.329522	to	$28.376220	$1,981,141	1.35%	to	2.50%	—%	to	—%	28.23%	to	29.71%
2018	89,228	$20.533733	to	$21.877160	$1,912,946	1.35%	to	2.50%	—%	to	—%	4.65%	to	5.86%
Morgan Stanley VIF Discovery Portfolio
2022	259,731	$23.635155	to	$31.263138	$5,917,235	0.75%	to	2.75%	—%	to	—%	(63.98)%	to	(63.25)%
2021	192,697	$64.305507	to	$86.787914	$11,929,291	0.75%	to	2.75%	—%	to	—%	(13.60)%	to	(11.86)%
2020	241,229	$72.956541	to	$100.452206	$16,754,787	0.75%	to	2.75%	—%	to	—%	145.22%	to	150.16%
2019	359,511	$29.163487	to	$40.963429	$10,190,301	0.75%	to	2.75%	—%	to	—%	36.18%	to	38.92%
2018	436,965	$20.992792	to	$30.081415	$9,038,625	0.75%	to	2.75%	—%	to	—%	7.53%	to	9.70%
Invesco V.I. American Value Fund
2022	3,346,245	$10.936014	to	$25.778561	$40,931,714	0.85%	to	2.80%	0.44%	to	0.74%	(5.30)%	to	(3.69)%
2021	3,358,447	$11.548300	to	$26.765010	$43,334,574	0.85%	to	2.80%	0.22%	to	0.43%	15.48%	to	26.55%
2020	351,958	$21.150556	to	$28.207094	$7,392,671	0.85%	to	2.70%	0.67%	to	0.71%	(1.83)%	to	—%
2019	367,044	$21.149754	to	$28.732744	$7,803,167	0.85%	to	2.70%	0.41%	to	0.46%	21.39%	to	23.66%
2018	383,179	$17.103787	to	$23.669420	$6,649,337	0.85%	to	2.70%	0.19%	to	0.19%	(15.19)%	to	(13.60)%
BlackRock Capital Appreciation V.I. Fund
2022	142,543	$25.010056	to	$28.175317	$3,842,851	0.50%	to	1.50%	—%	to	—%	(38.74)%	to	(38.12)%

2021	110,442	$40.825547	to	$45.533466	$4,836,397	0.50%	to	1.50%	—%	to	—%	19.09%	to	20.29%
2020	138,263	$34.280772	to	$37.853614	$5,059,800	0.50%	to	1.50%	—%	to	—%	39.41%	to	40.81%
2019	197,264	$24.589436	to	$26.882304	$5,149,701	0.50%	to	1.50%	—%	to	—%	29.59%	to	30.89%
2018	258,112	$18.974761	to	$20.537687	$5,175,559	0.50%	to	1.50%	—%	to	—%	0.61%	to	1.62%
Invesco V.I. Discovery Mid Cap Growth Fund
2022	610,358	$11.073126	to	$11.630409	$6,911,761	0.75%	to	2.75%	—%	to	—%	(32.86)%	to	(31.65)%
2021	788,030	$16.492001	to	$17.014987	$13,179,636	0.75%	to	2.75%	—%	to	—%	15.87%	to	17.91%
2020♦	658,006	$14.232850	to	$14.430906	$9,431,487	0.75%	to	2.75%	—%	to	—%	42.33%	to	44.31%
Invesco V.I. Capital Appreciation Fund
2022	58,177	$26.541755	to	$34.413264	$1,481,747	0.85%	to	2.75%	—%	to	—%	(32.84)%	to	(31.55)%
2021	62,191	$38.774335	to	$51.240034	$2,329,233	0.85%	to	2.75%	—%	to	—%	18.97%	to	21.25%
2020	67,896	$31.979744	to	$43.070737	$2,110,960	0.85%	to	2.75%	—%	to	—%	32.55%	to	35.09%
2019	83,918	$23.673502	to	$32.494995	$1,935,835	0.85%	to	2.75%	—%	to	—%	32.17%	to	34.70%
2018	93,111	$17.575314	to	$24.586540	$1,605,464	0.85%	to	2.75%	—%	to	—%	(8.51)%	to	(6.75)%
Invesco V.I. Global Fund
2022	259,549	$21.940304	to	$27.043831	$5,460,597	0.75%	to	2.70%	—%	to	—%	(33.75)%	to	(32.45)%
2021	276,195	$32.478133	to	$40.822860	$8,596,649	0.75%	to	2.70%	—%	to	—%	12.10%	to	14.31%
2020	317,265	$28.412144	to	$36.414905	$8,633,558	0.75%	to	2.70%	0.46%	to	0.46%	23.95%	to	26.39%
2019	388,080	$22.480450	to	$29.379437	$8,456,104	0.75%	to	2.70%	0.64%	to	0.64%	27.96%	to	30.47%
2018	470,554	$17.229964	to	$22.844788	$7,883,824	0.75%	to	2.75%	—%	to	0.76%	(15.74)%	to	(14.04)%
Invesco V.I. Main Street Fund®
2022	118,392	$28.109904	to	$33.060463	$3,200,407	0.85%	to	2.75%	0.85%	to	1.10%	(22.47)%	to	(20.99)%
2021	128,821	$35.575411	to	$42.644352	$4,450,679	0.85%	to	2.75%	0.50%	to	0.52%	23.78%	to	26.16%
2020	146,831	$28.199727	to	$34.450876	$4,024,432	0.85%	to	2.75%	1.18%	to	1.19%	10.61%	to	12.73%
2019	158,494	$25.014872	to	$31.146070	$3,853,090	0.85%	to	2.75%	0.82%	to	0.82%	28.17%	to	30.62%
2018	184,688	$19.150336	to	$24.300801	$3,443,956	0.85%	to	2.75%	0.80%	to	0.97%	(10.59)%	to	(8.88)%
Invesco V.I. Main Street Small Cap Fund®
2022	275,702	$32.414873	to	$38.924711	$8,468,662	0.75%	to	2.75%	0.25%	to	0.25%	(18.32)%	to	(16.67)%
2021	311,440	$38.899581	to	$47.656306	$11,563,262	0.75%	to	2.75%	0.18%	to	0.18%	18.95%	to	21.35%
2020	405,759	$32.055781	to	$40.064537	$12,455,660	0.75%	to	2.75%	0.36%	to	0.36%	16.39%	to	18.74%
2019	454,024	$26.996174	to	$34.422168	$11,802,094	0.75%	to	2.75%	—%	to	—%	22.72%	to	25.19%
2018	484,996	$21.563857	to	$28.050269	$10,136,779	0.75%	to	2.75%	0.06%	to	0.06%	(12.97)%	to	(11.21)%
Putnam VT Diversified Income Fund
2022	1,461,643	$14.391464	to	$15.880140	$19,247,025	0.75%	to	2.75%	7.22%	to	7.29%	(5.00)%	to	(3.08)%

2021	1,824,275	$14.848115	to	$16.715081	$25,017,263	0.75%	to	2.75%	0.61%	to	0.62%	(9.47)%	to	(7.65)%
2020	1,814,681	$16.077243	to	$18.464522	$27,098,261	0.75%	to	2.75%	7.48%	to	7.50%	(3.59)%	to	(1.64)%
2019	1,872,504	$16.346098	to	$19.152513	$28,636,833	0.75%	to	2.75%	2.60%	to	3.12%	8.21%	to	10.40%
2018	2,156,710	$14.806364	to	$17.698731	$30,081,445	0.75%	to	2.75%	4.18%	to	4.21%	(3.67)%	to	(1.72)%
Putnam VT Global Asset Allocation Fund
2022	105,237	$20.485200	to	$24.775442	$1,971,368	0.85%	to	2.40%	1.21%	to	1.32%	(18.02)%	to	(16.74)%
2021	107,742	$24.603639	to	$30.221676	$2,446,703	0.85%	to	2.40%	0.68%	to	0.71%	11.25%	to	12.99%
2020	102,313	$21.775976	to	$27.165979	$2,079,168	0.85%	to	2.40%	—%	to	1.87%	9.65%	to	11.36%
2019	107,541	$18.872712	to	$24.775815	$1,973,903	1.15%	to	2.40%	1.43%	to	1.43%	14.35%	to	15.79%
2018	127,893	$16.298800	to	$21.665735	$2,015,973	1.15%	to	2.40%	1.82%	to	1.83%	(9.46)%	to	(8.32)%
Putnam VT Growth Opportunities Fund
2022	189,251	$20.759486	to	$22.171363	$4,064,438	0.50%	to	1.50%	—%	to	—%	(31.54)%	to	(30.85)%
2021	177,643	$30.323257	to	$32.422408	$5,557,059	0.30%	to	1.50%	—%	to	—%	20.83%	to	22.29%
2020	224,512	$25.095714	to	$26.513258	$5,785,337	0.30%	to	1.50%	0.04%	to	0.08%	36.64%	to	38.29%
2019	313,608	$18.365711	to	$19.035053	$5,881,379	0.50%	to	1.50%	0.14%	to	0.15%	34.71%	to	36.06%
2018	470,600	$13.633590	to	$13.990078	$6,518,438	0.50%	to	1.50%	—%	to	—%	0.86%	to	1.87%
Putnam VT International Value Fund
2022	52,707	$10.566890	to	$16.413898	$581,530	1.25%	to	2.40%	2.10%	to	2.56%	(9.02)%	to	(7.97)%
2021	43,043	$11.481388	to	$18.040757	$523,696	1.25%	to	2.40%	1.93%	to	1.97%	12.21%	to	13.51%
2020	44,389	$10.114857	to	$16.077292	$478,242	1.25%	to	2.40%	2.30%	to	2.45%	1.48%	to	2.65%
2019	45,311	$9.853684	to	$15.843295	$475,243	1.25%	to	2.40%	2.59%	to	2.65%	17.37%	to	18.73%
2018	51,340	$8.299263	to	$13.498161	$450,739	1.25%	to	2.40%	2.02%	to	2.39%	(19.57)%	to	(18.64)%
Putnam VT International Equity Fund
2022	98,533	$11.690498	to	$15.684217	$1,119,739	0.85%	to	2.75%	1.40%	to	1.56%	(17.08)%	to	(15.49)%
2021	84,843	$13.833220	to	$18.915231	$1,157,492	0.85%	to	2.75%	1.17%	to	1.17%	5.87%	to	7.90%
2020	83,761	$12.820487	to	$17.866625	$1,074,572	0.85%	to	2.75%	1.60%	to	1.64%	9.06%	to	11.15%
2019	92,264	$11.534710	to	$16.382955	$1,083,193	0.85%	to	2.75%	1.34%	to	1.39%	21.76%	to	24.09%
2018	106,314	$9.396449	to	$13.454862	$957,637	0.75%	to	2.75%	1.16%	to	1.31%	(21.31)%	to	(19.72)%
Putnam VT Multi-Cap Core Fund
2022	5,169	$35.296708	to	$49.818266	$207,357	0.50%	to	1.50%	0.89%	to	1.12%	(17.02)%	to	(16.19)%
2021	9,622	$42.538338	to	$59.441281	$510,049	0.50%	to	1.50%	0.54%	to	0.63%	29.06%	to	30.36%
2020	5,984	$32.959760	to	$45.598830	$224,852	0.50%	to	1.50%	0.92%	to	0.96%	15.58%	to	16.74%
2019	7,722	$28.516968	to	$39.059945	$248,881	0.50%	to	1.50%	1.13%	to	1.44%	29.67%	to	30.98%
2018	8,572	$21.991171	to	$30.394347	$215,105	0.30%	to	1.50%	—%	to	1.20%	(9.01)%	to	(7.91)%

Putnam VT Small Cap Value Fund
2022	35,576	$26.499619	to	$32.572138	$870,463	0.75%	to	2.70%	0.16%	to	0.16%	(15.30)%	to	(13.63)%
2021	67,251	$30.681995	to	$38.455959	$1,870,112	0.75%	to	2.70%	0.71%	to	0.72%	36.18%	to	38.86%
2020	42,874	$22.096036	to	$28.239224	$900,164	0.75%	to	2.70%	1.08%	to	1.23%	1.19%	to	3.19%
2019	43,704	$21.413659	to	$27.905966	$892,737	0.75%	to	2.70%	0.64%	to	0.65%	20.93%	to	23.31%
2018	45,574	$17.365277	to	$23.075216	$756,534	0.75%	to	2.70%	0.41%	to	0.77%	(22.06)%	to	(20.53)%
Putnam VT Large Cap Value Fund
2022	38,064	$33.718826	to	$46.609433	$1,649,713	0.50%	to	1.50%	1.38%	to	1.41%	(4.57)%	to	(3.61)%
2021	32,262	$35.334896	to	$48.357208	$1,416,319	0.50%	to	1.50%	1.16%	to	1.24%	25.41%	to	26.67%
2020	32,706	$28.175653	to	$39.064389	$1,095,011	0.30%	to	1.50%	—%	to	1.72%	4.23%	to	5.49%
2019	40,681	$27.032683	to	$36.263155	$1,366,375	0.50%	to	1.50%	1.93%	to	2.12%	28.47%	to	29.75%
2018	53,352	$21.042805	to	$27.947538	$1,378,784	0.50%	to	1.50%	0.71%	to	0.77%	(9.85)%	to	(8.94)%
PIMCO VIT All Asset Portfolio
2022	40,699	$13.268634	to	$14.947344	$573,254	0.50%	to	1.50%	2.00%	to	7.54%	(13.18)%	to	(12.31)%
2021	43,625	$15.283244	to	$17.045431	$703,780	0.50%	to	1.50%	10.20%	to	11.00%	14.31%	to	15.46%
2020	44,561	$13.369505	to	$14.762743	$625,049	0.50%	to	1.50%	4.60%	to	4.97%	6.30%	to	7.37%
2019	60,872	$12.576923	to	$13.749444	$792,669	0.50%	to	1.50%	1.96%	to	2.09%	10.08%	to	11.19%
2018	73,708	$11.425188	to	$12.366123	$867,445	0.50%	to	1.50%	2.54%	to	3.08%	(6.85)%	to	(5.92)%
PIMCO StocksPLUS® Global Portfolio
2022	188,863	$15.802617	to	$17.801902	$3,165,649	0.50%	to	1.50%	0.98%	to	1.13%	(20.00)%	to	(19.19)%
2021	191,586	$19.752364	to	$22.029739	$3,992,674	0.50%	to	1.50%	0.06%	to	0.06%	17.56%	to	18.74%
2020	239,112	$16.802412	to	$18.553325	$4,219,162	0.50%	to	1.50%	1.09%	to	1.09%	11.35%	to	12.47%
2019	277,912	$15.089366	to	$16.496037	$4,383,644	0.50%	to	1.50%	1.40%	to	1.51%	25.63%	to	26.89%
2018	352,379	$12.010920	to	$13.000146	$4,406,544	0.50%	to	1.50%	1.51%	to	1.57%	(12.07)%	to	(11.19)%
PIMCO VIT Global Managed Asset Allocation Portfolio
2022	20,871	$12.097249	to	$12.891673	$253,355	0.70%	to	1.45%	1.90%	to	1.92%	(19.57)%	to	(18.97)%
2021	21,904	$15.041219	to	$15.909085	$330,425	0.70%	to	1.45%	2.32%	to	2.39%	10.98%	to	11.82%
2020	28,046	$13.552839	to	$14.671524	$380,846	0.65%	to	1.45%	8.01%	to	8.46%	15.03%	to	15.96%
2019	36,762	$11.729235	to	$12.652540	$434,769	0.65%	to	1.50%	0.25%	to	2.09%	15.22%	to	16.20%
2018	38,403	$10.179815	to	$11.018292	$393,719	0.50%	to	1.50%	1.20%	to	1.61%	(7.02)%	to	(6.08)%
PSF PGIM Jennison Focused Blend Portfolio
2022	153,589	$2.922785	to	$3.351723	$513,796	1.70%	to	2.35%	—%	to	—%	(27.76)%	to	(27.29)%
2021	154,171	$4.045894	to	$4.609546	$709,282	1.70%	to	2.35%	—%	to	—%	13.64%	to	14.39%
2020	152,898	$4.029826	to	$40.249876	$615,189	1.70%	to	2.60%	—%	to	—%	27.07%	to	28.21%

2019	158,684	$3.143028	to	$31.676262	$654,279	1.70%	to	2.60%	—%	to	—%	25.11%	to	26.24%
2018	178,550	$2.489775	to	$25.319208	$567,954	1.70%	to	2.60%	—%	to	—%	(8.14)%	to	(7.31)%

PSF PGIM Jennison Value Portfolio
2022	154,913	$2.487342	to	$29.308982	$424,105	1.70%	to	2.45%	—%	to	—%	(10.48)%	to	(9.80)%
2021	154,992	$2.757629	to	$32.738564	$473,146	1.70%	to	2.45%	—%	to	—%	24.20%	to	25.14%
2020	155,062	$2.203655	to	$26.358552	$380,229	1.70%	to	2.45%	—%	to	—%	0.65%	to	1.41%
2019	155,158	$2.173014	to	$26.187551	$377,769	1.70%	to	2.45%	—%	to	—%	22.54%	to	23.47%
2018	172,385	$1.760016	to	$21.369927	$337,867	1.70%	to	2.45%	—%	to	—%	(12.41)%	to	(11.75)%
Invesco V.I. Growth and Income Fund
2022	667,460	$26.331873	to	$28.114096	$17,645,987	0.75%	to	2.75%	1.28%	to	1.29%	(8.55)%	to	(6.70)%
2021	783,657	$28.223981	to	$30.743240	$22,391,709	0.75%	to	2.75%	1.31%	to	1.36%	24.71%	to	27.23%
2020	1,027,494	$22.183346	to	$24.651166	$23,155,412	0.75%	to	2.75%	2.00%	to	2.07%	(0.91)%	to	1.09%
2019	1,010,366	$21.944393	to	$24.878310	$22,615,666	0.75%	to	2.75%	1.56%	to	2.64%	21.47%	to	23.92%
2018	1,126,164	$17.708926	to	$20.481565	$20,564,113	0.75%	to	2.75%	—%	to	1.76%	(15.94)%	to	(14.24)%
Invesco V.I. Comstock Fund
2022	32,444	$33.326562	to	$41.176612	$1,247,723	1.35%	to	2.50%	1.36%	to	1.37%	(1.64)%	to	(0.51)%
2021	32,217	$33.883583	to	$41.386148	$1,245,025	1.35%	to	2.50%	1.61%	to	1.64%	29.76%	to	31.26%
2020	35,087	$26.112461	to	$31.529939	$1,038,511	1.35%	to	2.50%	2.09%	to	2.21%	(3.53)%	to	(2.41)%
2019	38,836	$27.068034	to	$32.309992	$1,185,366	1.35%	to	2.50%	1.68%	to	1.72%	21.86%	to	23.27%
2018	45,525	$22.212487	to	$26.211385	$1,132,338	1.35%	to	2.50%	1.33%	to	1.44%	(14.53)%	to	(13.54)%
Invesco V.I. American Franchise Fund
2022	1,115,990	$22.911017	to	$28.832670	$28,291,019	0.85%	to	2.80%	—%	to	—%	(33.02)%	to	(31.70)%
2021	1,271,711	$34.205098	to	$42.212923	$47,701,072	0.85%	to	2.80%	—%	to	—%	8.84%	to	10.98%
2020	1,516,013	$31.427475	to	$38.036567	$51,711,503	0.85%	to	2.80%	0.07%	to	0.07%	38.43%	to	41.15%
2019	1,691,339	$22.703518	to	$26.947741	$41,267,099	0.85%	to	2.80%	—%	to	—%	32.98%	to	35.60%
2018	2,051,090	$17.072275	to	$19.873018	$37,338,516	0.85%	to	2.80%	—%	to	—%	(6.29)%	to	(4.44)%
Allspring VT Index Asset Allocation Fund
2022	78,855	$2.889469	to	$26.355167	$207,789	1.35%	to	2.45%	0.47%	to	0.64%	(19.03)%	to	(18.14)%
2021	146,287	$3.529654	to	$32.550723	$505,521	1.35%	to	2.45%	0.61%	to	0.63%	13.19%	to	14.44%
2020	86,558	$3.084251	to	$28.757519	$304,477	1.35%	to	2.45%	0.82%	to	0.82%	13.77%	to	15.03%
2019	97,246	$2.681360	to	$25.277336	$293,048	1.35%	to	2.45%	1.09%	to	1.10%	17.25%	to	18.55%
2018	103,599	$2.261876	to	$21.558506	$261,041	1.35%	to	2.45%	0.97%	to	0.98%	(5.25)%	to	(4.21)%

Allspring VT International Equity Fund
2022	28,824	$12.389735	to	$14.308811	$387,099	1.35%	to	2.50%	3.66%	to	3.73%	(14.06)%	to	(13.07)%
2021	30,286	$14.416739	to	$16.459345	$469,509	1.35%	to	2.50%	1.00%	to	1.07%	4.23%	to	5.44%
2020	34,214	$13.831618	to	$15.610776	$507,091	1.35%	to	2.50%	2.62%	to	2.66%	2.34%	to	3.52%
2019	33,256	$13.515446	to	$15.079507	$478,152	1.35%	to	2.50%	3.67%	to	3.73%	12.64%	to	13.94%
2018	36,525	$11.998951	to	$13.234580	$462,627	1.35%	to	2.50%	11.69%	to	11.78%	(19.32)%	to	(18.39)%
Allspring VT Small Cap Growth Fund
2022	130,387	$3.260402	to	$4.116106	$652,566	1.35%	to	2.50%	—%	to	—%	(36.04)%	to	(35.30)%
2021	133,562	$5.097922	to	$6.362103	$1,053,006	1.35%	to	2.50%	—%	to	—%	4.98%	to	6.20%
2020	164,409	$4.855858	to	$5.990778	$1,252,243	1.35%	to	2.50%	—%	to	—%	53.89%	to	55.67%
2019	218,872	$3.155376	to	$3.848392	$973,338	1.35%	to	2.50%	—%	to	—%	21.75%	to	23.16%
2018	255,926	$2.591647	to	$3.124766	$1,033,121	1.35%	to	2.50%	—%	to	—%	(1.19)%	to	(0.05)%
Allspring VT Discovery Fund
2022	8,078	$38.488057	to	$39.924896	$308,531	1.35%	to	2.45%	—%	to	—%	(39.36)%	to	(38.68)%
2021	12,323	$62.769637	to	$65.835089	$757,389	1.35%	to	2.45%	—%	to	—%	(7.34)%	to	(6.31)%
2020	14,888	$66.999860	to	$71.048827	$985,877	1.35%	to	2.45%	—%	to	—%	58.72%	to	60.47%
2019	13,563	$41.751703	to	$44.763851	$556,999	1.35%	to	2.45%	—%	to	—%	35.66%	to	37.16%
2018	17,491	$30.440346	to	$32.996795	$531,411	1.35%	to	2.45%	—%	to	—%	(9.31)%	to	(8.31)%
Allspring VT Opportunity Fund
2022	981	$31.187166	to	$40.420758	$30,483	1.85%	to	2.45%	—%	to	—%	(22.73)%	to	(22.26)%
2021	3,481	$40.117369	to	$52.308233	$158,487	1.85%	to	2.45%	0.02%	to	0.04%	21.76%	to	22.49%
2020	1,612	$30.296199	to	$32.750950	$52,648	1.85%	to	2.35%	0.36%	to	0.47%	18.20%	to	18.79%
2019	2,880	$25.632132	to	$28.180488	$78,483	1.70%	to	2.35%	0.28%	to	0.28%	28.42%	to	29.25%
2018	3,035	$19.960218	to	$22.864295	$64,158	1.35%	to	2.35%	—%	to	0.19%	(9.30)%	to	(8.39)%
MFS® Core Equity Portfolio
2022	834,291	$18.125145	to	$20.984442	$16,433,996	0.95%	to	2.80%	0.31%	to	0.32%	(19.56)%	to	(18.05)%
2021	928,832	$22.531808	to	$25.607394	$22,474,746	0.95%	to	2.80%	0.27%	to	0.42%	21.85%	to	24.13%
2020	986,834	$18.490912	to	$20.629950	$19,413,346	0.95%	to	2.80%	0.71%	to	0.72%	15.43%	to	17.59%
2019	1,044,681	$16.019026	to	$17.544576	$17,620,027	0.95%	to	2.80%	0.80%	to	0.81%	29.52%	to	31.93%
2018	1,149,446	$12.368389	to	$13.298062	$14,820,550	0.95%	to	2.80%	0.67%	to	0.68%	(6.49)%	to	(4.74)%
MFS® Massachusetts Investors Growth Stock Portfolio
2022	1,222,033	$19.738827	to	$23.034466	$26,232,722	0.85%	to	2.80%	0.10%	to	0.13%	(21.49)%	to	(19.94)%
2021	1,323,742	$25.142142	to	$28.772410	$35,776,693	0.85%	to	2.80%	0.23%	to	0.24%	22.50%	to	24.91%
2020	1,494,784	$20.524845	to	$23.035049	$32,630,214	0.85%	to	2.80%	0.45%	to	0.55%	19.14%	to	21.49%

2019	1,772,969	$17.227055	to	$18.960641	$32,083,136	0.85%	to	2.80%	0.54%	to	0.57%	36.09%	to	38.77%
2018	2,001,698	$12.658620	to	$13.663513	$26,364,507	0.85%	to	2.80%	0.59%	to	0.59%	(1.98)%	to	(0.04)%
MFS® Research International Portfolio
2022	934,291	$11.286641	to	$13.171538	$11,341,240	0.85%	to	2.80%	1.79%	to	1.88%	(19.86)%	to	(18.28)%
2021	934,646	$14.083391	to	$16.117376	$14,028,836	0.85%	to	2.80%	0.83%	to	0.86%	8.49%	to	10.63%
2020	901,446	$12.981200	to	$14.569220	$12,358,321	0.85%	to	2.80%	1.87%	to	2.15%	9.83%	to	11.99%
2019	1,107,207	$11.819708	to	$13.009415	$13,679,716	0.85%	to	2.80%	1.44%	to	1.48%	24.51%	to	26.96%
2018	1,346,177	$9.493017	to	$10.246844	$13,237,621	0.85%	to	2.80%	1.48%	to	1.60%	(16.50)%	to	(14.85)%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2022 and through April 17, 2023, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

Deloitte & Touche LLP City Place I, 33rd Floor 185 Asylum Street Hartford, CT 06103-3402 USA Tel: +1 860 725 3000 Fax: +1 860 725 3500 www.deloitte.com

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of
Talcott Resolution Life and Annuity Insurance Company

Opinions
We have audited the statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2022 and 2021, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2022, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting
In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the State of Connecticut Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements
Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

April 20, 2023

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Admitted assets	As of December 31,
	2022	2021

Bonds	$4,138,348,506	$4,637,506,005
Common and preferred stocks	41,343,111	45,203,078
Mortgage loans on real estate	994,929,174	809,966,089
Contract loans	88,064,702	91,332,445
Cash, cash equivalents and short-term investments	308,374,219	223,475,184
Derivatives	324,672,074	230,104,884
Other invested assets	741,703,744	623,472,598
Total cash and invested assets	6,637,435,530	6,661,060,283

Investment income due and accrued	50,857,847	50,898,403
Amounts recoverable for reinsurance	61,453,139	57,983,762
Federal income tax recoverable	6,228,345	21,736,496
Net deferred tax asset	50,724,082	54,062,000
Other assets	43,578,817	40,357,915
Separate Account assets	22,177,651,722	29,464,947,964
Total admitted assets	$29,027,929,482	$36,351,046,823

Liabilities
Aggregate reserves for future benefits	$4,665,137,323	$4,830,420,101
Liability for deposit-type contracts	169,982,853	183,768,067
Policy and contract claim liabilities	18,096,785	23,430,216
Asset valuation reserve	150,405,868	142,453,157
Interest maintenance reserve	44,552,487	33,239,300
Payables to parent, subsidiaries and affiliates	—	21,274,697
Accrued expense allowances and amounts due from Separate Accounts	(29,215,545)	(35,177,320)
Derivatives	82,797,458	39,551,990
Collateral on derivatives	67,775,933	25,301,279
Payable for repurchase agreements	117,625,113	183,544,160
Payable for securities	328,457,512	382,568,267
Other liabilities	286,032,802	283,280,747
Separate Account liabilities	22,177,651,722	29,464,947,964
Total liabilities	$28,079,300,311	$35,578,602,625

Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	152,270,975	175,960,103
Gross paid-in and contributed surplus	85,431,561	85,431,561
Unassigned surplus	708,426,635	508,552,534
Total capital and surplus	948,629,171	772,444,198

Total liabilities and capital and surplus	$29,027,929,482	$36,351,046,823

See notes to financial statements.

                         4

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

Revenues	For the years ended December 31,
	2022	2021	2020

Premiums and annuity considerations	$53,657,635	$(13,324,595,621)	$135,503,495
Net investment income	264,978,097	408,082,476	284,999,031
Commissions and expense allowances on reinsurance ceded	122,225,247	39,512,222	40,176,892
Reserve adjustments on reinsurance ceded	(1,774,178,634)	12,877,758,325	(455,831,436)
Fee income	532,738,067	608,547,614	566,055,501
Other revenues	3,512,061	9,315,635	9,802,097
Total revenues	(797,067,527)	618,620,651	580,705,580

Benefits and expenses
Death and annuity benefits	225,544,078	327,677,837	309,993,312
Disability and other benefits	1,496,188	1,606,730	1,822,063
Surrenders and other fund withdrawals	1,117,014,637	2,758,605,951	2,554,992,951
Commissions and expense allowances	118,867,688	147,142,508	134,027,588
Decrease in aggregate reserves for life and accident and health policies	(135,623,991)	(34,516,791)	(107,901,611)
General insurance expenses	83,024,619	102,920,029	72,340,299
Net transfers from Separate Accounts	(2,126,951,518)	(2,813,979,291)	(2,605,128,491)
Modified coinsurance adjustment on reinsurance assumed	(106,703,339)	(142,346,945)	(129,063,015)
IMR adjustment on reinsurance ceded	(20,735,675)	(104,364,668)	—
Other expenses	9,082,975	9,698,947	12,194,085
Total benefits and expenses	(834,984,338)	252,444,307	243,277,181

Net gain from operations before federal income tax benefit	37,916,811	366,176,344	337,428,399
Federal income tax benefit	(24,113,001)	(27,766,917)	(65,215,649)
Net gain from operations	62,029,812	393,943,261	402,644,048

Net realized capital losses, after tax	(64,448,103)	(259,332,205)	(355,549,269)
Net income	$(2,418,291)	$134,611,056	$47,094,779

See notes to financial statements.

                            5

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	For the years ended December 31,
	2022	2021	2020

Balance, beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Gross paid-in and contributed surplus
Balance, beginning and end of year	85,431,561	85,431,561	85,431,561

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	175,960,103	199,649,231	223,338,361
Amortization, decreases of gain on inforce reinsurance	(23,689,128)	(23,689,128)	(23,689,130)
Balance, end of year	152,270,975	175,960,103	199,649,231

Unassigned funds
Balance, beginning of year	508,552,534	334,109,048	668,014,412

Net income	(2,418,291)	134,611,056	47,094,779
Change in net unrealized capital gains (losses) on investments, net of tax	178,330,164	63,027,827	63,801,748
Change in net unrealized foreign exchange capital gains (losses)	(66,229)	74,876	943,174
Change in net deferred income tax	(29,476,801)	(8,023,900)	(69,213,609)
Change in reserve on account of change in valuation basis decrease	29,658,787	—	—
Change in asset valuation reserve	(7,952,711)	(7,759,456)	(6,185,849)
Change in nonadmitted assets	31,799,182	(7,486,917)	29,654,393
Dividends to stockholder	—	—	(400,000,000)
Balance, end of year	708,426,635	508,552,534	334,109,048

Capital and surplus
Balance, end of year	$772,444,198	$772,444,198	$621,689,840

See notes to financial statements.

                         6

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

Operating activities	For the years ended December 31,
	2022	2021	2020

Premiums and annuity considerations	$69,239,339	$146,190,683	$136,031,492
Net investment income	277,363,687	431,210,702	372,021,855
Reserve adjustments on reinsurance	(1,774,178,634)	(477,668,735)	(455,831,436)
Miscellaneous income	624,065,016	624,769,152	583,105,110
Total income	(803,510,592)	724,501,802	635,327,021

Benefits paid	1,355,290,002	3,100,030,507	2,867,926,352
Federal income tax recovered (paid)	(32,346,128)	(66,707,900)	(15,155,445)
Net transfers from Separate Accounts	(2,132,913,293)	(2,819,180,559)	(2,614,652,271)
Other expenses	147,741,656	190,060,371	151,838,371
Total benefits and expenses	(662,227,763)	404,202,419	389,957,007
Net cash (used for) provided by operating activities	(141,282,829)	320,299,383	245,370,014

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	1,487,473,862	1,397,586,532	976,426,133
Common and preferred stocks	1,027,964	7,838,285	10,133,339
Mortgage loans	94,776,584	144,650,434	131,129,986
Derivatives and other	101,806,791	494,141,313	70,017,579
Total investment proceeds	1,685,085,201	2,044,216,564	1,187,707,037

Cost of investments acquired
Bonds	955,896,139	1,438,251,127	984,005,477
Common and preferred stocks	2,485,870	30,216,379	11,980,227
Mortgage loans	279,402,635	187,868,518	54,734,810
Derivatives and other	205,246,216	782,188,617	123,412,680
Total investments acquired	1,443,030,860	2,438,524,641	1,174,133,194
Net decrease in contract loans	(3,267,743)	(3,709,863)	(4,883,195)
Net cash provided by investing activities	245,322,084	(390,598,214)	18,457,038

Financing and miscellaneous activities
Return of paid-in surplus	—	—	—
Dividends to stockholder	—	—	(400,000,000)
Other cash (used) provided	(19,140,219)	3,923,187	16,403,380
Net cash (used for) provided by financing and miscellaneous activities	(19,140,219)	3,923,187	(383,596,620)

Net increase (decrease) in cash, cash equivalents and short-term investments	84,899,036	(66,375,644)	(119,769,568)
Cash, cash equivalents and short-term investments, beginning of year	223,475,184	289,850,828	409,620,396
Cash, cash equivalents and short-term investments, end of year	$308,374,220	$223,475,184	$289,850,828

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds, mortgage loans, and other invested assets	(65,993,960)	(47,978,871)	(8,481,263)
Non-cash acquisitions from invested asset exchanges - bonds, mortgage loans and other invested assets	(65,993,960)	(47,978,871)	(8,481,263)
Non-cash reserve adjustments on reinsurance ceded	—	(13,355,427,060)	—
Non-cash ceded premiums for reinsurance	20,735,675	13,467,654,534	—
Non-cash transfer of funds witheld for unauthorized reinsurance	(13,148,500)	(102,388,675)	—
Non-cash transfer of IMR liability for reinsurance	20,735,675	(104,364,668)	—
Non-cash IMR adjustment on reinsurance ceded	(20,735,675)	104,364,668	—
Non-cash transfer of other balances for reinsurance	—	(9,838,799)	—
Non-cash transfer of reserves for assumption reinsurance	(7,587,175)	—	—
See notes to financial statements.
7

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

1. Organization and Description of Business

Talcott Resolution Life and Annuity Insurance Company (“TLA” or the “Company”) is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), which is a direct subsidiary of TR Re, Ltd. As a result of a December 2021 restructuring, the Company has a new indirect parent company, TR Re, Ltd., a Class E insurer domiciled in Bermuda.

On June 30, 2021, the Company's previous indirect owner, Hopmeadow Holdings GP LLC, completed the sale of Talcott Resolution Life Inc. ("TLI") and its life and annuity operating subsidiaries, including the Company, (the "Sixth Street Acquisition") through the merger of an affiliate of Sixth Street a global investment firm, with and into Talcott Holdings, LP (TLI's indirect parent) pursuant to an Agreement and Plan of Merger (the "Agreement"). Through the Agreement, Talcott Financial Group, Ltd. obtained 100% indirect control of TLI and its life and annuity operating subsidiaries. As a result of this sale and merger, the Company has new indirect owners.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by State of Connecticut Insurance Department (the "Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net (loss) income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2022	2021	2020
Net (loss) income
1. TLA state basis			$(2,418,291)	$134,611,056	$47,094,779
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61R	4	7,516,210	(16,926,181)	12,370,401
			7,516,210	(16,926,181)	12,370,401
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61R	4	$(9,934,501)	$151,537,237	$34,724,378
Surplus
5. TLA state basis			$948,629,171	$772,444,198	$621,689,840
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61R	5	34,263,177	26,746,967	43,673,148
			34,263,177	26,746,967	43,673,148
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61R	5	$914,365,994	$745,697,231	$578,016,692

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

8

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

4.exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

5.establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses:

9

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

7.for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

8.for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

11.comprehensive income and its components are not presented in the statutory-basis financial statements;

12.for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity.

13.embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

14.for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment.

Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On-benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 11.00% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities
10

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2022 and 2021, the Company had $25,950,347 and $24,857,926, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2022 and 2021 totaled $63,152 and $78,097 respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2022 is presented below:

A. INDIVIDUAL ANNUITIES

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$3,451,268	$—	$—	$3,451,268	0.02%
b. At book value less current surrender charge of 5% or more	2,310,949	—	—	2,310,949	0.01%
c. At fair value	—	—	17,186,368,114	17,186,368,114	76.38%
d. Total with market value adjustment or at fair value (total of 1 through 3)	5,762,217	—	17,186,368,114	17,192,130,331	76.41%
e. At book value without adjustment (minimal or no charge or adjustment)	1,463,935,128	—	—	1,463,935,128	6.50%
2. Not subject to discretionary withdrawal	3,624,241,448	—	221,558,350	3,845,799,798	17.09%
3. Total (gross: direct + assumed)	5,093,938,793	—	17,407,926,464	22,501,865,257	100.00%
4. Reinsurance ceded	1,093,798,556	—	—	1,093,798,556
5. Total (net)	$4,000,140,237	$—	$17,407,926,464	$21,408,066,701
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$1,155,475	$—	$—	$1,155,475

11

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

B. GROUP ANNUITIES

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a.. With market value adjustment	$—	$—	$—	$—	0.00%
b.. At book value less current surrender charge of 5% or more	511	—	—	511	0.03%
c. At fair value	—	—	1,503,297	1,503,297	84.67%
d. Total with market value adjustment or at fair value (total of 1 through 3)	511	—	1,503,297	1,503,808	84.70%
e. At book value without adjustment (minimal or no charge or adjustment)	271,589	—	—	271,589	15.30%
2. Not subject to discretionary withdrawal	—	—	—	—	0.00%
3. Total (gross: direct + assumed)	272,100	—	1,503,297	1,775,397	100.00%
4. Reinsurance ceded	—	—	—	—
5. Total (net)	$272,100	$—	$1,503,297	$1,775,397
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$256	$—	$—	$256

C. DEPOSIT-TYPE CONTRACTS

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a.. With market value adjustment	$—	$—	$—	$—	0.00%
b.. At book value less current surrender charge of 5% or more	—	—	—	—	0.00%
c. At fair value	—	—	—	—	0.00%
d. Total with market value adjustment or at fair value (total of 1 through 3)	—	—	—	—	0.00%
e. At book value without adjustment (minimal or no charge or adjustment)	14,939,365	—	—	14,939,365	1.84%
2. Not subject to discretionary withdrawal	797,964,834	—	—	797,964,834	98.16%
3. Total (gross: direct + assumed)	812,904,199	—	—	812,904,199	100.00%
4. Reinsurance ceded	642,921,346	—	—	642,921,346
5. Total (net)	$169,982,853	$—	$—	$169,982,853
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—	$—

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$3,996,818,032
2. Exhibit 5, Supplementary Contract Section, Total (net)	3,594,305
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	169,982,853
4. Subtotal	4,170,395,190
Separate Account Annual Statement:	—
5. Exhibit 3, Annuities Section, Total (net)	17,409,429,761
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	17,409,429,761
12. Combined total	$21,579,824,951

12

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2022 is presented below:

A.    General Account

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$91,727,059	$91,924,827	$103,238,833
b. Universal Life	853,352,898	846,082,557	900,744,529
c. Universal Life with Secondary Guarantees	3,755,901,696	3,260,269,246	10,739,380,562
d. Indexed Universal Life	424,197,218	401,801,012	481,912,634
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	2,880,968	3,487,787
h. Variable Life	—	—	—
i. Variable Universal Life	502,417,823	500,702,517	621,223,617
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	1,024,800,254
b. Accidental Death Benefits	XXX	XXX	63,650
c. Disability - Active Lives	XXX	XXX	700,379
d. Disability - Disabled Lives	XXX	XXX	26,658,395
e. Miscellaneous Reserves	XXX	XXX	982,967,713
3. Total (gross: direct + assumed)	5,627,596,694	5,103,661,127	14,885,178,353
4. Reinsurance Ceded	5,054,140,210	4,527,580,251	14,266,882,631
5. Total (net) (3) - (4)	$573,456,484	$576,080,876	$618,295,722

B.    Separate Account with Guarantees

Not applicable.

13

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

C.    Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	4,721,082,832	4,721,082,832	4,721,082,832
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	4,721,082,832	4,721,082,832	4,721,082,832
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$4,721,082,832	$4,721,082,832	$4,721,082,832

Reconciliation of total life actuarial reserves and deposit fund liabilities:
D. Life and Accident & Health Annual Statement:
1. Exhibit 5, Life Insurance Section, Total (net)	$609,307,669
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	63,650
3. Exhibit 5, Disability - Active Lives Section, Total (net)	499,386
4. Exhibit 5, Disability - Disabled Lives Section, Total (net)	3,997,816
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)	4,427,201
6. Subtotal	618,295,722
Separate Account Annual Statement:
7. Exhibit 3, Line 0199999, Column 2	4,721,082,832
8. Exhibit 3, Line 0499999, Column 2	—
9. Exhibit 3, Line 0599999, Column 2	—
10. Subtotal (Lines (7) through (9))	4,721,082,832
11. Combined Total ((6) and (10))	$5,339,378,554

14

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Investments

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at cost or amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2022 and 2021.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $150,405,868 and $142,453,157 as of December 31, 2022 and 2021, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2022 and 2021 were $44,552,487 and $33,239,300, respectively. The net capital gains captured in the IMR, net of taxes, in 2022, 2021 and 2020 were $35,423,578, $44,948,213 and $23,547,563, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2022, 2021 and 2020 was $3,374,714, $8,778,483 and $8,839,112, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company released from the reserve $20,735,676 and $104,364,666 as of December 31, 2022 and 2021, respectively, as a result of reinsurance, see Note 6.

15

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis.

For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $232,434, $100,788, and $4,753,109 for the years ended December 31, 2022, 2021 and 2020, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were immaterial for the years ended December 31, 2022, 2021, and 2020. See additional information on OTTI in Section J of Note 3.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2022, 2021 and 2020, the Company had $0 impaired mortgage loans on real estate with related allowances for credit losses, respectively.

For derivative instruments accounted for in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a
16

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

Adoption of Accounting Standards

Accounting Changes

In 2022, the Company changed the statutory reserve basis for lifetime withdrawal benefits for variable annuities where the underlying account value is $0 to the Commissioners Annuity Reserve Valuation Method using the principle-based approach per Section 21 of the Valuation Manual. In 2021, the Commissioners Annuity Reserve Valuation Method using statutory valuation interest rates and mortality tables was used. As of January 1, 2022, the impact of this change is to decrease statutory reserves by approximately $30 million.

Recently Issued Accounting Standards

In 2022, the Inflation Reduction Act (the “Act”) was enacted on August 16, 2022, and included a new corporate alternative minimum tax (“CAMT”). The CAMT is 15% of a corporation’s adjusted financial statement income for the tax year, reduced by corporate alternative minimum foreign tax credit. The CAMT will only apply to applicable corporations (determined on an affiliated group basis) with average adjusted U.S. GAAP financial statement income in excess of $1 billion for the three prior tax years. This threshold is reduced to $100 million in the case of certain foreign-parented corporations. When a corporation becomes subject to the CAMT, it remains an applicable corporation for purposes of the CAMT, even if its average adjusted financial statement income is less than $1 billion, unless an exception applies. The Act and CAMT are effective for the tax years on or after 2023. The Company and its affiliated group have determined that it does not expect to be liable for CAMT in 2023.

In 2022, the NAIC clarified the identification and reporting requirements of affiliate transactions within SSAP No. 25 - Affiliated and Other Related Parties and SSAP No. 43 - Revised Loan-Backed and Structured Securities and incorporated new reporting codes for affiliate transactions in the investment schedules of the annual statement blank. The new reporting requirements are intended to identify investments acquired through, or in, related parties, regardless of whether they meet the definition of an affiliate. The Company adopted this guidance in 2022, however, it is not material to the Company.

In 2021, the NAIC expanded the scope of SSAP No. 32 – Revised Preferred Stock to include publicly traded preferred stock warrants and will be accounted for as perpetual preferred stock at fair value. Previously, publicly traded preferred stock warrants were accounted for under SSAP No. 86 at fair value. The Company adopted this guidance in 2021, however, it is not material to the Company.

In 2021, the NAIC modified SSAP No. 43 – Revised Loan-Backed and Structured Securities to ensure consistency for the reporting of non-rated residual tranches. The revised guidance requires the non-rated residual tranches to be reported on Schedule BA at lower of cost or fair value, as opposed to Schedule D-1 at amortized cost, by assigning an NAIC 5GI designation. This guidance is effective December 31, 2022, with early adoption permitted, however, if an entity does not early adopt these provisions in 2021 any non-rated residual tranches reported under Schedule D-1 should be reported with an NAIC 6 designation. The Company adopted this guidance in 2021, however, it is not material to the Company.

17

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

3. Investments

A. Components of Net Investment Income

	For the years ended December 31,
	2022	2021	2020
Interest income from bonds and short-term investments	$197,643,122	$204,348,305	$202,263,088
Dividends from common and preferred stocks	1,368,815	1,072,120	—
Interest income from contract loans	15,218	18,830	21,301
Interest income from mortgage loans on real estate	36,239,548	32,482,103	35,916,257
Interest and dividends from other investments	38,399,308	179,577,541	55,558,698
Gross investment income	273,666,011	417,498,899	293,759,344
Less: Investment expenses	8,687,914	9,416,423	8,760,313
Net investment income	$264,978,097	$408,082,476	$284,999,031

B. Components of Net Unrealized Capital (Losses) Gains on Bonds and Short-Term Investments

	As of December 31,
	2022	2021	2020
Gross unrealized capital gains	$34,340,702	$639,251,334	$887,075,048
Gross unrealized capital losses	(445,990,597)	(20,594,504)	(16,012,457)
Net unrealized capital (losses) gains	(411,649,895)	618,656,830	871,062,591
Balance, beginning of year	618,656,830	871,062,591	587,256,915
Change in net unrealized capital (losses) gains on bonds
and short-term investments	$(1,030,306,725)	$(252,405,761)	$283,805,676

C. Components of Net Unrealized Capital (Losses)/Gains on Common and Preferred Stocks

	As of December 31,
	2022	2021	2020
Gross unrealized capital gains	$719,442	$2,389,192	$1,596,079
Gross unrealized capital losses	(5,185,629)	(859,129)	(722,344)
Net unrealized capital (losses) gains	(4,466,187)	1,530,063	873,735
Balance, beginning of year	1,530,063	873,735	(466,879)
Change in net unrealized capital (losses) gains on
common and preferred stocks	$(5,996,250)	$656,328	$1,340,614

18

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

D. Components of Net Realized Capital Losses

	For the years ended December 31,
	2022	2021	2020
Bonds and short-term investments	$46,770,390	$57,132,912	$27,189,610
Common stocks - unaffiliated	761,126	(432,016)	416,065
Mortgage loans on real estate	(703)	72,556	(267,727)
Derivatives	(68,649,340)	(253,796,348)	(336,036,158)
Other invested assets	(630,974)	(3,625,325)	(15,076,014)
Net realized capital losses	(21,749,501)	(200,648,221)	(323,774,224)
Capital loss tax expense	7,275,024	13,735,771	8,227,481
Net realized capital losses, after tax	(29,024,525)	(214,383,992)	(332,001,705)
Less: Amounts transferred to IMR	35,423,578	44,948,213	23,547,563
Net realized capital losses, after tax	$(64,448,103)	$(259,332,205)	$(355,549,268)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls):

	For the years ended December 31,
	2022	2021	2020
Bonds and short-term investments
Sale proceeds	$3,596,298,320	$3,003,178,211	$3,816,539,619
Gross realized capital gains on sales	79,525,009	61,482,074	39,643,954
Gross realized capital losses on sales	(32,321,058)	(3,902,409)	(9,885,348)
Unaffiliated common and preferred stock
Sale proceeds	1,027,964	7,838,285	7,898,339
Gross realized capital gains on sales	—	18,805	123,844
Gross realized capital losses on sales	—	(1,068,769)	(111,635)

Additionally, for the years ended December 31, 2022, 2021 and 2020, there was $2,819,889, $15,589,499 and $1,310,006 of investment income generated on 24, 36 and 17 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features.

E. Investments - Derivative Instruments

Overview

The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

19

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2022 and 2021 are disclosed in the table presented below. During the years 2022 and 2021, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2022 and 2021, the average fair values for derivatives held for other investment and/or risk management activities were $175,742,877 and $1,699,788, respectively. The Company did not have any unrealized gains or losses during 2022 and 2021 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2022			As of December 31, 2021
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate swaps	$125,000	$(17,075)	$—	$50,000	$(140)	$—
Foreign currency swaps	24,232	2,418	1,134	24,232	456	(743)
Replication transactions
Interest rate swaps	200,000	(37,477)	—	200,000	9,911	—
Credit default swaps	250,000	1,992	272	100,000	2,429	2,000
Other investment and/or Risk Management activities
Interest rate swaps - offsetting	132,000	(140)	(140)	132,000	(259)	(259)
Macro hedge program	9,914,924	240,609	240,609	16,073,010	189,555	189,555
Total	$10,646,156	$190,327	$241,875	$16,579,242	$201,952	$190,553

20

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Cash Flow Hedges

Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions.

Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies.
Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)
By strategy	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Credit default swaps	$—	$—	$6,364
GMWB hedging derivatives	—	—	56,925
Equity index swaps, options, and futures	—	—	(3)
Interest rate swaps and swaptions	—	(17)	—
Macro hedge program	(66,849)	(254,324)	(396,152)
Total	$(66,849)	$(254,341)	$(332,866)
Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. During 2020, the Company closed the dynamic hedging program as the targeted risk exposure was no longer significant. Any risks covered previously under the dynamic hedging program are now covered by the macro hedge program.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB
21

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2022 and 2021, respectively:

December 31, 2022
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Basket credit default swaps [4]
Investment grade risk exposure	$250,000	$1,992	$272	5 years	Corporate Credit	BBB+	—	—	—
Total	$250,000	$1,992	$272				$—	$—	$—

December 31, 2021
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Basket credit default swaps [4]
Investment grade risk exposure	$100,000	$2,429	$2,000	5 years	Corporate Credit	BBB+	—	—	—
Total	$100,000	$2,429	$2,000				$—	$—	$—

[1]    The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.
[2]    Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3]    The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.
[4]    Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

22

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $5 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2022, 2021, and 2020, the Company had no losses on derivative instruments due to counterparty nonperformance.

F. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2022, the Company had a significant concentration of credit risk, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus in one residental mortgage loan trust. The carrying value, gross unrealized gain, and estimated fair value of this investment were $99,199,445, $1,020,555, and $100,220,000, respectively, as of December 31, 2022. Further, the Company closely monitors this concentration of credit risk and the potential impact on capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2021, the Company was not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company's capital and surplus.

23

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2022	Value	Gains	Losses	Value
U.S. government and government agencies and authorities
Guaranteed and sponsored - excluding asset-backed	$498,927,624	$—	$(136,467,050)	$362,460,574
Guaranteed and sponsored - asset-backed	89,141,017	814,903	(6,110,435)	83,845,485
States, municipalities and political subdivisions	195,228,269	1,820,768	(17,065,179)	179,983,858
International governments	81,178,121	101,999	(4,703,803)	76,576,317
All other corporate - excluding asset-backed	2,235,394,468	30,598,214	(184,304,616)	2,081,688,066
All other corporate - asset-backed	968,922,014	983,769	(90,447,886)	879,457,897
Hybrid securities	69,556,994	—	(6,872,593)	62,684,401
Cash equivalents and short-term investments	299,200,866	21,050	(19,036)	299,202,880
Total bonds, cash equivalents and short-term investments	$4,437,549,373	$34,340,703	$(445,990,598)	$4,025,899,478

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2022	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$9,497,997	$361,778	$(722,344)	$9,137,431
Common stocks - affiliated	7,300,225	357,664	—	7,657,889
Total common stocks	$16,798,222	$719,442	$(722,344)	$16,795,320

		Gross	Gross	Estimated
Preferred Stocks		Unrealized	Unrealized	Fair
As of December 31, 2022	Cost	Gains	Losses	Value
Preferred stocks - unaffiliated	$29,089,285	$—	$(4,463,285)	$24,626,000
Total preferred stocks	$29,089,285	$—	$(4,463,285)	$24,626,000

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2021	Value	Gains	Losses	Value
U.S. government and government agencies and authorities:
Guaranteed and sponsored - excluding asset-backed	$495,438,678	$77,440,640	$(11,703,252)	$561,176,066
Guaranteed and sponsored - asset-backed	113,617,781	5,858,542	(634,235)	118,842,088
States, municipalities and political subdivisions	238,745,823	53,842,362	(15,622)	292,572,563
International governments	75,504,339	7,013,972	(50,364)	82,467,947
All other corporate - excluding asset-backed	2,565,562,237	469,205,656	(2,540,841)	3,032,227,052
All other corporate - asset-backed	1,078,432,402	21,764,000	(4,738,990)	1,095,457,412
Hybrid securities	70,204,745	4,117,918	(885,561)	73,437,102
Cash equivalents and short-term investments	211,685,252	8,245	(25,640)	211,667,857
Total bonds and short-term investments	$4,849,191,257	$639,251,335	$(20,594,505)	$5,467,848,087

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2021	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$7,283,504	$1,754,965	$(722,344)	$8,316,125
Common stocks - affiliated	7,300,225	278,041	—	7,578,266
Total common stocks	$14,583,729	$2,033,006	$(722,344)	$15,894,391
24

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2021	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$29,089,285	$356,188	$(136,785)	$29,308,688
Total preferred stocks	$29,089,285	$356,188	$(136,785)	$29,308,688

The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2022 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

	Statement	Estimated
Maturity	Value	Fair Value
Due in one year or less	$377,721,846	$377,280,812
Due after one year through five years	696,409,286	671,407,866
Due after five years through ten years	674,681,672	641,575,775
Due after ten years	2,688,736,569	2,335,635,025
Total	$4,437,549,373	$4,025,899,478

At December 31, 2022 and 2021, securities with a statement value of $4,326,584 and $4,243,452 respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

H. Mortgage Loans on Real Estate

The Company had a maximum and minimum lending rate of 8.82% and 2.59% for loans during 2022 and had a maximum and minimum lending rate of 4.25% and 2.27% for loans during 2021. During 2022 and 2021, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2022 and 2021, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 71.54% and 71.54%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2022 and 2021, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2022 and 2021, there were immaterial amounts of impaired loans and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial.

I. Restructured Debt in which the Company is a Creditor

The Company had no recorded investments in restructured debt, as of December 31, 2022 and 2021, respectively.

J.    Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $1,130,581, $3,453,536, and $15,018,180 for the years ended December 31, 2022, 2021, and 2020, respectively, on certain limited partnerships and one state tax credit limited liability company (LLC). The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.

K. Repurchase Agreements and Other Collateral Transactions
25

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2022, the fair value and amortized cost of the US. goverment securities transferred were $157,666,368 and $235,516,633 respectively, with maturities greater than 3 years and cash collateral transferred of $104,826,114. The corresponding liability to repurchase was $117,625,113 with a contractual maturity less than one year as of December 31, 2022. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $117,625,113 with a maturity date less than 360 as of December 31, 2022. As of December 31, 2021, the fair value and amortized cost of the US. goverment securities transferred were $189,923,010 and $147,352,600 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $183,544,160 with a contractual maturity less than one year as of December 31, 2021. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $183,544,160 with a maturity date less than 360 as of December 31, 2021.

The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2022 and 2021, was $0 and $9,527,986, respectively, with a fair value of $0 and $9,504,166, respectively.

Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2022 and 2021, securities pledged of $208,837,950 and $177,107,459, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $104,826,114 and $0, respectively, as of December 31, 2022 and 2021, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2022 and 2021, the Company accepted cash collateral associated with derivative instruments with a statement value of $67,775,933 and $25,301,279, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2022 and 2021 of $28,802,725 and $456,435, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2022 and 2021, the Company did not repledge securities and did not sell any securities
26

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

collateral. In addition, as of December 31, 2022 and 2021, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

l. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2022 and 2021.

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2022 and 2021:

December 31, 2022	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$397,195	$305,415	$(91,780)	$101,732	$57,045	$(44,687)	$498,927	$362,460	$(136,467)
Guaranteed & sponsored - asset-backed	56,073	52,554	(3,519)	16,014	13,423	(2,591)	72,087	65,977	(6,110)
States, municipalities & political subdivisions	131,812	115,401	(16,411)	4,322	3,667	(655)	136,134	119,068	(17,066)
International governments	77,740	73,139	(4,601)	1,315	1,212	(103)	79,055	74,351	(4,704)
All other corporate - excluding asset-backed	1,555,891	1,400,797	(155,094)	239,447	210,236	(29,211)	1,795,338	1,611,033	(184,305)
All other corporate - asset-backed	613,135	565,198	(47,937)	337,033	294,522	(42,511)	950,168	859,720	(90,448)
Hybrid securities	29,031	28,274	(757)	40,526	34,411	(6,115)	69,557	62,685	(6872)
Short-term investments	88,909	88,890	(19)	—	—	—	88,909	88,890	(19)
Total fixed maturities	2,949,786	2,629,668	(320,118)	740,389	614,516	(125,873)	3,690,175	3,244,184	(445,991)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Preferred stock -unaffiliated	29,089	24,626	(4,463)	—	—	—	29,089	24,626	(4,463)
Total stocks	29,089	24,626	(4,463)	722	—	(722)	29,811	24,626	(5,185)
Total securities	$2,978,875	$2,654,294	$(324,581)	$741,111	$614,516	$(126,595)	$3,719,986	$3,268,810	$(451,176)

December 31, 2021	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$15,985	$15,875	$(110)	$101,606	$90,013	$(11,593)	$117,591	$105,888	$(11,703)
Guaranteed & sponsored - asset-backed	18,907	18,281	(626)	185	177	(8)	19,092	18,458	(634)
States, municipalities & political subdivisions	5,137	5,121	(16)	—	—	—	5,137	5,121	(16)
International governments	2,551	2,501	(50)	—	—	—	2,551	2,501	(50)
All other corporate - excluding asset-backed	311,492	309,911	(1,581)	17,856	16,896	(960)	329,348	326,807	(2,541)
All other corporate - asset-backed	540,818	537,448	(3,370)	55,910	54,541	(1,369)	596,728	591,989	(4,739)
Hybrid securities	45,437	44,551	(886)	—	—	—	45,437	44,551	(886)
Short-term investments	15,539	15,513	(26)	—	—	—	15,539	15,513	(26)
Total fixed maturities	955,866	949,201	(6,665)	175,557	161,627	(13,930)	1,131,423	1,110,828	(20,595)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Common stock-affiliated	—	—	—	—	—	—	—	—	—
Preferred stock - unaffiliated	6,639	6,502	(137)	—	—	—	6,639	6,502	(137)
Total stocks	6,639	6,502	(137)	722	—	(722)	7,361	6,502	(859)
Total securities	$962,505	$955,703	$(6,802)	$176,279	$161,627	$(14,652)	$1,138,784	$1,117,330	$(21,454)
27

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

As of December 31, 2022, fixed maturities, comprised of 876 securities, accounted for approximately 99% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, corporate securities concentrated in the technology & financial services sector, commercial mortgage-backed securities ("CMBS"), and residential mortgage-backed securities ("RMBS), which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2022, 92% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2022 was primarily attributable to inrease in interest rates and widening spreads on higher yielding corporate securities and asset-back securities.

Most of the securities depressed for twelve months or more primarily related to US. government agency securities, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and corporate securities concentrated in the technology & communications sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2022, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2022.

As of December 31, 2021, fixed maturities, comprised of 200 securities, accounted for approximately 97% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, CMBS, and corporate securities concentrated in the energy and transportation sectors. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2021, 100% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities unrealized losses during 2021 was primarily attributable to declining interest rates on commercial and residential backed mortgage backed securities.
M. Loan-backed and Structured Securities OTTI

For the years ended December 31, 2022, 2021 and 2020, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

N. 5GI Securities

A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.  The 5GI securities for the Company are immaterial for the years ended December 31, 2022 and 2021.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company's investment manager for the Company's general account (a registered investment adviser under the Investment Advisers Act of 1940), with oversight by the Company's Investment Management Department and its Finance and Investment Committee ("FIC"), a committee co-chaired by the Chief Investment Officer and the Chief Risk Officer of the Company, estimates the fair value for financial assets held in the Company's general account and guaranteed separate accounts based on the framework established in the fair value accounting guidance. The Company reviews its investment manager's pricing policy on a periodic basis, with any changes to be approved by the FIC. The Company reserves the right to take exception to its investment manager's pricing of a particular asset and, with FIC's approval, to adjust the price received from its investment manager for that particular asset. The Company estimates the fair value for financial liabilities based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The
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TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
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YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3)

Level 1    Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.
The following table presents assets and (liabilities) carried at fair value by hierarchy level:

As of December 31, 2022
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	Common stocks - unaffiliated	$5,594	$—	$3,443	$—	9,037
	Preferred stocks - unaffiliated	—	24,626	—	—	24,626
	Cash equivalents	184,334	—	—	—	184,334
	Total bonds and stocks	189,928	24,626	3,443	—	217,997
	Derivative assets
	Interest rate derivatives	—	1,831	—	—	1,831
	Macro hedge program	—	38,845	282,590	—	321,435
	Total derivative assets	—	40,676	282,590	—	323,266
	Separate Account assets [1]	22,171,530	—	—	—	22,171,530
	Total assets accounted for at fair value	$22,361,458	$65,302	$286,033	$—	$22,712,793
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Interest rate derivatives	—	(1,972)	—	—	(1,972)
	Macro hedge program	—	(49,316)	(31,509)	—	(80,825)
	Total liabilities accounted for at fair value	$—	$(51,288)	$(31,509)	$—	$(82,797)
[1]Excludes approximately $7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.)

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TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
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YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

As of December 31, 2021
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	Common stocks - unaffiliated	6,635	—	1,681	—	8,316
	Preferred stocks - unaffiliated	—	29,309	—	—	29,309
	Cash equivalents	167,155			—	167,155
	Total bonds and stocks	173,790	29,309	1,681	—	204,780
	Derivative assets
	Interest rate derivatives	—	2,375	—	—	2,375
	Macro hedge program	—	—	225,828	—	225,828
	Total derivative assets	—	2,375	225,828	—	$228,203
	Separate Account assets [1]	29,455,658	—	—	—	$29,455,658
	Total assets accounted for at fair value	$29,629,448	$31,684	$227,509	$—	$29,888,641
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Interest rate derivatives	—	(2,634)	—	—	(2,634)
	Macro hedge program	—	(14,128)	(22,145)	—	(36,273)
	Total liabilities accounted for at fair value	—	(16,762)	(22,145)		$(38,907)
[1] Excludes approximately $9 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the Valuation Committee of the Company's investment manager, which is a cross-functional group of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee of the Company's investment manager, a Securities Valuation Group and a Derivatives Valuation Group, which include various investment, operations, accounting, compliance and risk management professionals that meet on a regular basis, to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

In addition, the Finance and Investment Committee of the Company, co-chaired by its Chief Investment Officer and Chief Financial Officer, is responsible for the approval and monitoring of the Valuation Policy of the Company as well as the adjudication of any valuation disputes thereunder. The Valuation Policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The Finance and Investment Committee meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals.

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment manager using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company's investment manager utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment manager develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

The Company's investment manager performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment manager ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment manager determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee of the Company's investment manager.

The Company's investment manager conducts other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also, on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment manager feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.

The Company's investment manager has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services
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TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.

The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company's investment manager compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates.

A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion:

Level 2    The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks.

Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

All other corporate bonds, including surplus debentures - Primary inputs also include observations of credit default swap curves related to the issuer, and political events in emerging market economies where applicable.

State, municipalities and political subdivisions - Primary inputs also include Municipal Securities Rulemaking Board reported trades notices, and issuer financial statements.
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TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3    Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits.

Separate Account assets

Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. As of December 31, 2022 and December 31, 2021, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2022
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program
Equity options [2]	$235,827	Option model	Equity volatility	18%	64%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)	December 31, 2021
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program
Equity options [2]	$203,683	Option model	Equity volatility	17%	63%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

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TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2022 and 2021:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan.1, 2022	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2022
Assets
Common stocks - unaffiliated	$1,681	$—	$—	$—	$—	$1,762	$—	$—	$3,443
Total bonds and stocks	1,681	—	—	—	—	1,762	—	—	3,443
Derivatives
Macro hedge program	203,683	—	—	—	116,000	115,897	—	(184,499)	251,081
Total derivatives [3]	203,683	—	—	—	116,000	115,897	—	(184,499)	251,081
Total assets	$205,364	$—	$—	$—	$116,000	$117,659	$—	$(184,499)	$254,524
Total liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1]All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2]Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2021	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2021
Assets
All other corporate bonds – asset-backed	$1	$—	$—	$—	$1	$—	$—	$(2)	$—
Common stocks - unaffiliated	1,561	—	—	—	—	120	—	—	1,681
Total bonds and stocks	1,562	—	—	—	1	120	—	(2)	1,681
Derivatives
Macro hedge program	(246,778)	—	—	—	(372,733)	110,793	—	712,401	203683
Total derivatives [3]	(246,778)	—	—	—	(372,733)	110,793	—	712,401	203,683
Total assets	$(245,216)	$—	$—	$—	$(372,732)	$110,913	$—	$712,399	$205,364
Total liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1]All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2]Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.
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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(Amounts in thousands)	December 31, 2022
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$3,726,696	$4,138,349	$—	$3,259,227	$467,469	$—	$—
Preferred stocks - unaffiliated	24,626	24,626	—	24,626	—	—	—
Common stocks - unaffiliated	9,037	9,037	5,594	—	3,443	—	—
Mortgage loans	907,343	994,929	—	—	907,343	—	—
Cash, cash equivalents and short-term investments - unaffiliated	308,374	308,374	193,508	114,866	—	—	—
Derivative related assets	327,677	324,672	—	45,087	282,590	—	—
Contract loans	88,065	88,065	—	—	88,065	—	—
Surplus debentures	41,174	41,838	—	24,825	16,349	—	—
Low-income housing tax credits	8	8	—	—	8	—	—
Separate Account assets [1]	22,171,530	22,171,530	22,171,530	—	—	—	—
Total assets	$27,604,530	$28,101,428	$22,370,632	$3,468,631	$1,765,267	$—	$—
Liabilities
Liability for deposit-type contracts	$(169,983)	$(169,983)	$—	$—	$(169,983)	$—	$—
Derivative related liabilities	(137,350)	$(82,797)	—	(105,841)	(31,509)	—	—
Separate Account liabilities	(22,171,530)	(22,171,530)	(22,171,530)	—	—	—	—
Total liabilities	$(22,478,863)	$(22,424,310)	$(22,171,530)	$(105,841)	$(201,492)	$—	$—
[1] Excludes approximately $7 million, at December 31, 2022, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

(Amounts in thousands)	December 31, 2021
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value(NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$5,256,180	$4,637,506	$51,486	$4,736,219	$468,475	$—	$—
Preferred stocks - unaffiliated	29,309	29,309	—	29,309	—	—	—
Common stocks - unaffiliated	8,316	8,316	6,635	—	1,681	—	—
Mortgage loans	842,755	809,966	—	—	842,755	—	—
Cash, cash equivalents and short-term investments - unaffiliated	223,458	223,475	178,945	15,009	29,504	—	—
Derivative related assets	241,243	230,105	—	15,415	225,828	—	—
Contract loans	91,332	91,332	—	—	91,332	—	—
Surplus debentures	65,162	49,701	—	41,392	23,770	—	—
Low-income housing tax credits	57	57	—	—	57	—	—
Separate Account assets [1]	29,455,658	29,455,658	29,455,658	—	—	—	—
Total assets	$36,213,470	$35,535,425	$29,692,724	$4,837,344	$1,683,402	$—	$—
Liabilities
Liability for deposit-type contracts	$(183,768)	$(183,768)	$—	$—	$(183,768)	$—	$—
Derivative related liabilities	(39,291)	(39,552)	—	(17,146)	(22,145)	—	—
Separate Account liabilities	(29,455,658)	(29,455,658)	(29,455,658)	—	—	—	—
Total liabilities	$(29,678,717)	$(29,678,978)	$(29,455,658)	$(17,146)	$(205,913)	$—	$—

[1] Excludes approximately $9 million, at December 31, 2021, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans.

At December 31, 2022 and 2021 the Company had no investments where it was not practicable to estimate fair value.

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TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

5. Income Taxes

A.The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2022
			Ordinary	Capital	Total
	(a)	Gross DTA	$148,502,633	$2,806,771	$151,309,404
	(b)	Statutory valuation allowance adjustments			—
	(c)	Adjusted gross DTA	148,502,633	2,806,771	151,309,404
	(d)	Deferred tax assets nonadmitted	—	—	—
	(e)	Subtotal net admitted deferred tax assets	148,502,633	2,806,771	151,309,404
	(f)	Deferred tax liabilities	51,934,982	48,650,340	100,585,322
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$96,567,651	$(45,843,569)	$50,724,082

2				2022
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	48,587,737	2,641,263	51,229,000
		(1) DTAs expected to be realized after the balance sheet date	48,587,737	2,641,263	51,229,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	134,685,763
	(c)	DTAs offset against DTLs	99,914,896	165,508	100,080,404
	(d)	DTAs admitted as a result of application of SSAP No. 101	$148,502,633	$2,806,771	$151,309,404

3	(a)	Ratio % used to determine recovery period and threshold limitation	1043%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	897,905,089

4			2022
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$148,502,633	$2,806,771
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	1%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$148,502,633	$2,806,771
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2%	—%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1				2021
			Ordinary	Capital	Total
	(a)	Gross DTA	$140,491,281	$5,676,627	$146,167,908
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	140,491,281	5,676,627	146,167,908
	(d)	Deferred tax assets nonadmitted	29,381,159	249,477	29,630,636
	(e)	Subtotal net admitted deferred tax assets	111,110,122	5,427,150	116,537,272
	(f)	Deferred tax liabilities	20,563,544	41,911,728	62,475,272
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$90,546,578	$(36,484,578)	$54,062,000

37

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

2				2021
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	48,634,850	5,427,150	54,062,000
		(1) DTAs expected to be realized after the balance sheet date	48,634,850	5,427,150	54,062,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	107,757,330
	(c)	DTAs offset against DTLs	62,475,272	—	62,475,272
	(d)	DTAs admitted as a result of application of SSAP No. 101	$111,110,122	$5,427,150	$116,537,272

3	(a)	Ratio % used to determine recovery period and threshold limitation	815%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	718,382,198

4			2021
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$140,491,281	$5,676,627
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	5%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$111,110,122	$5,427,150
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	—%	100%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1			Change During 2022
			Ordinary	Capital	Total
	(a)	Gross DTA	$8,011,352	$(2,869,856)	$5,141,496
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	8,011,352	(2,869,856)	5,141,496
	(d)	Deferred tax assets nonadmitted	(29,381,159)	(249,477)	(29,630,636)
	(e)	Subtotal net admitted deferred tax assets	37,392,511	(2,620,379)	34,772,132
	(f)	Deferred tax liabilities	31,371,438	6,738,612	38,110,050
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$6,021,073	$(9,358,991)	$(3,337,918)

2			Change During 2022
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	(47,113)	(2,785,887)	(2,833,000)
		(1) DTAs expected to be realized after the balance sheet date	(47,113)	(2,785,887)	(2,833,000)
		(2) DTAs allowed per limitation threshold	XXX	XXX	—
	(c)	DTAs offset against DTLs	37,439,624	165,508	37,605,132
	(d)	DTAs admitted as a result of application of SSAP No. 101	$37,392,511	$(2,620,379)	$34,772,132

3	(a)	Ratio % used to determine recovery period and threshold limitation	228
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	179,522,891

38

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

4			Change During 2022
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$8,011,352	$(2,869,856)
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	(4)%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$37,392,511	$(2,620,379)
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2%	(100)%

B.    DTLs are not recognized for the following amounts:

Not Applicable.

39

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

C.    Significant Components of Income Taxes Incurred

1.	The components of current income tax (benefit)/expense are as follows:
			2022	2021	Change
	(a)	Federal	$(24,113,001)	$(27,766,917)	$3,653,916
	(b)	Foreign	—	—	—
	(c)	Subtotal	(24,113,001)	(27,766,917)	3,653,916
	(d)	Federal income tax on net capital gains	7,275,024	13,735,771	(6,460,747)
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$(16,837,977)	$(14,031,146)	$(2,806,831)

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2022	2021	Change
	DTA: Ordinary
	Policyholder reserves	$44,037,752	$44,667,308	$(629,556)
	Deferred acquisition costs	88,959,591	77,968,591	10,991,000
	Compensation and benefits	31,500	1,957,215	(1,925,715)
	Investments	—	—	—
	Net operating loss carryforward	—	—	—
	Tax credit carryforward	9,330,850	9,330,850	—
	Other	6,142,940	6,567,317	(424,377)
	Subtotal: DTA Ordinary	148,502,633	140,491,281	8,011,352
	Ordinary statutory valuation allowance	—	—	—
	Total adjusted gross ordinary DTA	148,502,633	140,491,281	8,011,352
	Nonadmitted ordinary DTA	—	29,381,159	(29,381,159)
	Admitted ordinary DTA	148,502,633	111,110,122	37,392,511
	DTA: Capital
	Investments	2,806,771	5,676,627	(2,869,856)
	Subtotal: DTA Capital	2,806,771	5,676,627	(2,869,856)
	Capital statutory valuation allowance	—	—	—
	Total adjusted gross capital DTA	2,806,771	5,676,627	(2,869,856)
	Nonadmitted capital DTA	—	249,477	(249,477)
	Admitted capital DTA	2,806,771	5,427,150	(2,620,379)
	Total Admitted DTA	$151,309,404	$116,537,272	$34,772,132

DTL: Ordinary
Investments	$48,359,318	$17,791,231	$30,568,087
Deferred and uncollected premium	—	—	—
Policyholder reserves	3,575,664	2,772,313	803,351
Other	—	—	—
Gross DTL ordinary	51,934,982	20,563,544	31,371,438
DTL: Capital
Investments	48,650,340	41,911,728	6,738,612
Other	—	—	—
Gross DTL capital	48,650,340	41,911,728	6,738,612
Total DTL	100,585,322	62,475,272	38,110,050
Net adjusted DTA/(DTL)	$50,724,082	$54,062,000	$(3,337,918)
Adjust for the change in deferred tax on unrealized gains/losses			3,491,753
Adjust for the change in nonadmitted deferred tax			(29,630,636)
Other adjustments			—
Adjusted change in net deferred Income Tax			$(29,476,801)

40

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

D.    Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2022	income	2021	income	2020	income
	Tax effect	$(19,256,266)	Tax effect	$120,579,910	Tax effect	$(9,893,389)
Statutory tax	$(4,043,816)	21.00%	$25,321,781	21.00%	$(2,077,612)	21.00%
Tax preferred investments	(18,282,825)	94.94%	(14,088,142)	(11.68)%	(11,683,415)	118.09%
Interest maintenance reserve	2,375,769	(12.34)%	(14,320,937)	(11.88)%	3,088,775	(31.22)%
Amortization of inception gain	(4,974,717)	25.83%	(4,974,717)	(4.13)%	(4,974,717)	50.28%
VA Hedge gains reported in surplus	34,656,802	(179.98)%	4,415,554	3.66%	6,485,579	(65.55)%
Change in basis of computing reserves	5,136,894	(26.68)%	—	—%	—	—%
Prior period adjustments	(890,709)	4.63%	610,865	0.51%	24,756,222	(250.23)%
Change in deferred tax on non-admitted assets	454,237	(2.36)%	(258,548)	(0.21)%	(76,362)	0.77%
Foreign related investments	(1,824,900)	9.48%	(2,765,000)	(2.29)%	(3,476,000)	35.13%
All other	32,089	(0.16)%	51,898	0.02%	182,971	(1.85)%
Total statutory income tax	12,638,824	(65.64)%	(6,007,246)	(5.00)%	12,225,441	(123.58)%
Federal and foreign income taxes incurred	(16,837,977)	87.44%	(14,031,146)	(11.64)%	(56,988,168)	576.02%
Change in net deferred income taxes	29,476,801	(153.08)%	8,023,900	6.64%	69,213,609	(699.60)%
Total statutory income tax	$12,638,824	(65.64)%	$(6,007,246)	(5.00)%	$12,225,441	(123.58)%

E.    Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2022, the Company had $0 of net operating loss carryforwards, and $9,330,850 of foreign tax credit carryovers which expire between 2028 and 2030.
2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2022	—
2021	—
2020	—

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2022.

F.    Consolidated Federal Income Tax Return

1. The Company’s federal income tax return is consolidated within TR Re, Ltd.'s consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

TR Re, Ltd.
Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance Company
American Maturity Life Insurance Company

2. Federal Income Tax Allocation

Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.
41

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $61,453,139 and $28,770,054 respectively, as of December 31, 2022 and $57,983,762 and $28,893,273 respectively, as of December 31, 2021.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2022	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$19,616,158,015	$456,864,211	$(15,407,884,903)	$4,665,137,323
Liability for deposit-type contracts	812,556,516	334,089	(642,907,752)	169,982,853
Policy and contract claim liabilities	188,184,446	9,608,492	(179,696,152)	18,096,786
Premium and annuity considerations	819,381,471	62,675,930	(828,399,766)	53,657,635
Death, annuity, disability and other benefits	1,550,348,958	97,923,497	(1,421,232,189)	227,040,266
Surrenders and other fund withdrawals	2,340,373,565	131,470,492	(1,354,829,420)	1,117,014,637

2021	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,830,507,419	$859,279,164	$(14,859,366,482)	$4,830,420,101
Liability for deposit-type contracts	899,531,652	246,818	(716,010,403)	183,768,067
Policy and contract claim liabilities	231,270,273	21,147,387	(228,987,444)	23,430,216
Premium and annuity considerations	901,362,020	82,943,229	(14,308,900,870)	(13,324,595,621)
Death, annuity, disability and other benefits	1,654,726,072	127,708,572	(1,453,150,077)	329,284,567
Surrenders and other fund withdrawals	2,981,648,379	178,837,868	(401,880,296)	2,758,605,951

2020	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,554,505,102	$881,152,754	$(14,570,720,964)	$4,864,936,892
Liability for deposit-type contracts	1,001,789,492	211,245	(802,735,820)	199,264,917
Policy and contract claim liabilities	238,345,043	25,774,263	(235,999,674)	28,119,632
Premium and annuity considerations	880,100,276	83,906,116	(828,502,897)	135,503,495
Death, annuity, disability and other benefits	1,475,763,618	116,452,362	(1,280,400,605)	311,815,375
Surrenders and other fund withdrawals	2,805,063,678	174,708,943	(424,779,670)	2,554,992,951

A. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2022, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $14.3 billion for Prudential Financial Inc. ("Prudential") offset by $10.0 billion of market value of assets held in trust, for a net exposure of $4.3 billion. In addition, reserve credits totaling $1.7 billion for Commonwealth Annuity and Life Insurance Company are offset by $1.7 billion of market value of assets held in trust, for no net exposure. As of December 31, 2021, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $13.7 billion for Prudential offset by $12.2 billion of market value of assets held in trust, for a net exposure of $1.5 billion. In addition, reserve credits totaling $1.9 billion for Commonwealth Annuity and Life Insurance Company offset by $2.4 billion of market value of assets held in trust, for no net exposure.
42

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $34,263,177 in 2022, an increase of $7,516,210 from the 2021 balance of $26,746,967. The total amount of reinsurance credits taken for this agreement was $43,371,111 in 2022, an increase of $9,514,190 from the 2021 balance of $33,856,921.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. The net gain totaling $600 million, before tax, was deferred as a component of Other than special surplus funds on the Company's Statements of Admitted Assets, Liability and Capital and Surplus, and will be amortized over 20 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $19.0 million in 2022, 2021 and 2020, respectively.

In 2018, the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $4.7 million in 2022 and 2021, respectively.
B. Reinsurance Ceded to Affiliates

The Company entered into an affiliated reinsurance agreement with its indirect parent, TR Re, Ltd., an unauthorized reinsurer, effective December 30, 2021. Pursuant to such reinsurance agreement, the Company generally ceded 50% of the Company’s variable annuity and payout annuity blocks with certain variable annuity guarantees ceded at 100% and certain structured settlement contracts ceded at a lesser quota share percentage. All such business is ceded on a modified coinsurance basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling $13.5 billion, substantially offset by reserve adjustments on reinsurance totaling $13.4 billion and the transfer of IMR totaling approximately $104.4 million. The transfer of IMR was offset by funds held under reinsurance treaties with unauthorized reinsurers totaling $104.4 million which are included in Other liabilities. The Company paid additional amounts totaling $35.6 million (before tax) and as a result, incurred a net loss for the same amount.

43

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis.

The Company reported $0 and $21,274,697 as payable to parents, subsidiaries and affiliates as of December 31, 2022 and 2021, respectively. Amounts are settled in accordance with terms of the agreements.

Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the “Liquidity Agreement”) with TLA. The Liquidity Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. The Company had no issued and outstanding notes as of December 31, 2022 and 2021.

On September 18, 2020, TLA paid a dividend of $400,000,000 to TL, the Company's parent.
Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11.

8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. The expenses accrued for the Company during 2022 and 2021 were immaterial.

As of June 1, 2018, Talcott Resolution Life Insurance Company adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to Talcott Resolution Life Inc., the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401 (k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Savings Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The costs allocated to the Company for the years ended December 31, 2022 and 2021, were immaterial.
The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2022 and 2021.

9. Debt

A.FHLB (Federal Home Loan Bank) Agreements

1.The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is
44

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2022 and 2021, there were no advances outstanding.

State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2022 and 2021, the Company's pledge limits were $237 million and $193 million, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

2. FHLB Capital Stock

a. Aggregate Totals

1.As of December 31, 2022

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	—	—	—
b.	Membership Stock - Class B	3,443,100	3,443,100	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	3,443,100	3,443,100	—
f.	Actual or estimated borrowing capacity as determined by the insurer	237,000,000	237,000,000	—

2. As of December 31, 2021

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	—	—	—
b.	Membership Stock - Class B	1,680,700	1,680,700	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	1,680,700	1,680,700	—
f.	Actual or estimated borrowing capacity as determined by the insurer	193,000,000	193,000,000	—
b. Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2022

				Eligible for Redemption
Membership Stock		1 Current Period Total (2+3+4+5+6)	2 Not Eligible for Redemption	3 Less Than 6 Months	4 6 Months to Less than 1 Year	5 1 to Less than 3 Years	6 3 to 5 Years
1	Class A	$—	$—	$—	$—	$—	$—
2	Class B	3,443,100	3,443,100	—	—	—	—

45

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

3. Collateral Pledged to FHLB

a. Amount Pledged as of December 31, 2022

		1 Fair Value	2 Carrying Value	Aggregate Total Borrowing
1	Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3)	$186,029,443	$198,182,721	$—
2	Current Year General Account: Total Collateral Pledged	186,029,443	198,182,721	—
3	Current Year Separate Account: Total Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts: Total Collateral Pledged	27,350,396	26,627,008	—

    b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1	Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3)	$186,029,443	$198,182,721	$—
2	Current Year General Account Maximum Collateral Pledged	186,029,443	198,182,721	—
3	Current Year Separate Account Maximum Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	27,350,396	27,451,962	—

     4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date

The Company had no borrowings from the FHLB as of December 31, 2022 and December 31, 2021.

c. FHLB - Prepayment Obligations

The Company does not have any prepayment obligations as of December 31, 2022 and December 31, 2021.

10. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. No dividends were paid in 2022 and 2021. Dividends paid totaled $400 million in 2020. For additional information, see Note 7. With respect to dividends to its parent, TL, the Company’s dividend limitation under the holding company laws of Connecticut is $94,862,917 in 2023. As a condition to the Sixth Street Acquisition described in Note 1, the Department requires any dividends for the Company, for a two-year period following the acquisition, be approved by the Commissioner.

Unassigned Funds

The portion of unassigned funds represented or reduced by each item below at December 31 was as follows:
46

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

	2022	2021
Unrealized capital losses, gross of tax	$31,155,039	$(150,600,648)
Asset valuation reserve	(150,405,868)	(142,453,157)
Nonadmitted asset values	(16,142,494)	(47,941,676)
Separate Account expense allowance	25,657,707	28,451,080

11. Separate Accounts

The Company maintained Separate Account assets totaling $22,177,651,722 and $29,464,947,964 as of December 31, 2022 and 2021, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2022 and 2021, the Company’s Separate Account statement included legally insulated assets of $22,177,651,722 and $29,464,947,964, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $487,028,149, $551,133,174 and $515,178,848 for the years ended December 31, 2022, 2021 and 2020, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2022 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the
year ended December 31, 2022	$—	$—	$—	$267,966,953	$267,966,953
Reserves at year-end:
For accounts with assets at:
Fair value	$—	$—	$—	$22,130,512,592	$22,130,512,592
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$22,130,512,592	$22,130,512,592
By withdrawal characteristics:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With market value adjustment	—	—	—	—	—
At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	21,908,954,242	21,908,954,242
At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	—	—
Subtotal	—	—	—	21,908,954,242	21,908,954,242
Not subject to discretionary withdrawal	—	—	—	221,558,350	221,558,350
Total	$—	$—	$—	$22,130,512,592	$22,130,512,592

47

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Below is a reconciliation of net transfers from Separate Accounts:

	December 31, 2022	December 31, 2021	December 31, 2020
Transfer to Separate Accounts	267,966,954	$324,159,709	$285,780,328
Transfer from Separate Accounts	2,380,057,675	3,133,066,954	2,882,960,715
Net Transfer from Separate Accounts	(2,112,090,721)	(2,808,907,245)	(2,597,180,387)
Internal exchanges and other Separate Account activity	(14,860,797)	(5,072,046)	(7,948,103)
Transfer from Separate Accounts on the Statements of Operations	$(2,126,951,518)	$(2,813,979,291)	$(2,605,128,490)

12. Commitments and Contingent Liabilities

A. Litigation

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

B. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2022, 2021, and 2020. The Company had immaterial guaranty fund receivables as of December 31, 2022 and 2021, respectively.

48

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

C. Contingent Commitments

As of December 31, 2022 and 2021, the Company has outstanding commitments totaling $320,634,407 and $364,224,800, respectively, of which $179,360,416 and $230,106,792, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2022 and 2021, $141,273,991 and $101,619,522, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $0 and $32,498,486 are related to various funding obligations associated with private placement securities, as of December 31, 2022 and 2021, respectively.

Detail of Other Contingent Commitments

1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement	2 Liability Recognition of Guarantee	3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required	4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make	5 Current Status of Payment or Performance Risk of Guarantee
Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2022 and December 31, 2021, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations..	$—	Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other	Unlimited (1)	The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered.

(1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the      contracts covered in the guarantee agreement.

D. Leases

Transactions include rental facilities and equipment. Rent paid by the Company for its share of space occupied and equipment used by the Company was $767,400, $836,059 and $1,088,395 in 2022, 2021 and 2020, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Windsor, Connecticut.

E. Tax Matters

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2018, with the exception of net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.

The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The
49

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Company recorded benefits of $18,282,825, $14,088,142 and $11,683,415 related to the Separate Account DRD for the years ended December 31, 2022, 2021, and 2020, respectively.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.

13. Subsequent Events

On January 27, 2023, TLA loaned $60 million to TR Re per the intercompany liquidity agreement (see Note 7). The interest rate of this loan is 4.5% and the maturity date is January 26, 2024.

The Company has evaluated events subsequent to December 31, 2022, through April 20, 2023, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company.

50

PART C - OTHER INFORMATION
ITEM 27. EXHIBITS

(a)		Resolution of the Board of Directors authorizing the establishment of the Separate Account.(1)
(b)		Not applicable.
(c)	(1)	Amended and Restated Principal Underwriter Agreement.(1)
	(2)	Form of Dealer Agreement.(1)
(d)	(1)	Individual Flexible Premium Variable Annuity Contract.(1)
	(2)	Optional Death Benefit Enhancement Rider.(1)
	(3)	Principal First Benefit Rider.(1)
	(4)	Enhanced Death Benefit Rider.(1)
	(5)	Dollar Cost Averaging Rider.(1)
	(6)	Disability Rider.(1)
	(7)	Extended Withdrawal Privilege Rider.(1)
	(8)	Charitable Remainder Trust Rider.(1)
	(9)	Longevity Reward Rider.(1)
	(10)	Amendatory Rider.(1)
	(11)	Annuity Commencement Date Deferral Option Rider.(1)
(e)		Form of Application.(1)
(f)	(1)	Certificates of Incorporation of Talcott Resolution.(2)
	(2)	Amended and Restated Bylaws of Talcott Resolution.(2)
(g)	(1)	AXA Corporate Solutions Life Reinsurance Company (HLA - October 1, 2000).(1)
	(2)	Transamerica Financial Life Insurance Company.(1)
	(3)	ACE Tempest Life Reinsurance Ltd. (October 1, 2002).(1)
	(4)	TR Re, Ltd. Reinsurance Agreement (October 1, 2021) (TLA) (3)
(h)	(1)	AIM.(1)
	(2)	American Funds.(1)
	(3)	BlackRock.(1)
	(4)	Franklin Templeton.(1)
	(5)	Hartford.(1)
	(6)	MFS.(1)
	(7)	Exela Talcott MSA
(i)	(1)	AIM (3)
	(2)	American Funds (3)
	(3)	BlackRock (3)
	(4)	Franklin Templeton (3)
	(5)	Hartford (3)
	(6)	MFS (3)
	(7)	Prudential (3)
(j)	(1)
Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective August 20, 1993.(1)

	(2)	Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(1)
(k)		Opinion and Consent of Christopher Grinnell, Associate General Counsel
(l)		Consents of Deloitte & Touche LLP.
(m)		No financial Statements are omitted
(n)		Not applicable
(o)		Not applicable

(99)	(99)	Copy of Power of Attorney
(1)Incorporated by reference to the Item 24(b)(1), Items 24(b)(3-5), Items 24(b)(7-8), respectively, of Post-Effective Amendment No. 35, to the Registration Statement File No. 333-40410, dated April 29, 2021.
(2)Incorporated by reference to Item 24(b)(6)(a-b), respectively, of Post-Effective Amendment No. 34 to the Registration Statement File No. 333-40410, filed on June 28, 2018.
(3)Incorporated by reference to the Items 27(g)(4), 27(h)(7), and 27(i)(1-7), respectively, of Post-Effective Amendment No. 36, to the Registration Statement File No. 333-40410, dated April 21, 2022.
ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Christopher B. Abreu	Vice President and Chief Risk Officer
David Bell	Assistant Secretary and Chief Information Security Officer
Ellen Below	Vice President, Chief Communications Officer and Head of Implementation
Jeremy Billiel	Assistant Vice President and Treasurer
Matthew Bjorkman	Vice President and Chief Auditor
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Christopher B. Cramer	Senior Vice President, Corporate Secretary and Chief Tax Officer
James Cubanski	Vice President
Christopher J. Dagnault	Vice President
Glenn Gazdik	Vice President and Actuary
Emily Golovicher	Vice President
Christopher M. Grinnell	Vice President and Associate General Counsel
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Jessica Kubat	Vice President
Peter Manley	Vice President and Head of Corporate Development and Strategy
Craig D. Morrow	Vice President and Actuary
Matthew J. Poznar	Senior Vice President and Chief Investment Officer, Director
Lisa M. Proch	Interim Co-President, Chief Legal Officer and Chief Compliance Officer
Peter F. Sannizzaro	Director
Robert R. Siracusa	Interim Co-President and Chief Financial Officer, Director
Samir Srivastava	Vice President and Chief Information Officer
Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095. Effective on or about September 1, 2023, the principal business address of each of the above individuals will be 1 American Row, Hartford, CT 06103.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
Filed herein as Exhibit 99.29.

ITEM 30. INDEMNIFICATION
Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."
Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

(a)	TDC acts as principal underwriter for the following investment companies:
Talcott Resolution Life Insurance Company - Separate Account One
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Ten
Talcott Resolution Life Insurance Company - Separate Account Three
Talcott Resolution Life Insurance Company - Separate Account Seven
Talcott Resolution Life and Annuity Insurance Company - Separate Account One
Talcott Resolution Life and Annuity Insurance Company - Separate Account Ten
Talcott Resolution Life and Annuity Insurance Company - Separate Account Three
Talcott Resolution Life and Annuity Insurance Company - Separate Account Six
Talcott Resolution Life and Annuity Insurance Company - Separate Account Seven
American Maturity Life Insurance Company Separate Account AMLVA
American Maturity Life Insurance Company - Separate Account One
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One
Union Security Insurance Company - Variable Account C
Union Security Insurance Company - Variable Account D
Union Security Life Insurance Company - Separate Account A

(b) Directors and Officers of TDC

Name	Positions and Offices with Underwriter
Christopher S. Conner	Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Privacy Officer and Operations Principal
Christopher J. Dagnault	President and Chief Executive Officer, Director
Diane Krajewski	Director
James A. Maciolek	Chief Financial Officer, Treasurer and Financial & Operations Principal
Robert R. Siracusa	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095. Effective on or about September 1, 2023, the principal business address of each of the above individuals will be 1 American Row, Hartford, CT 06103.

(c) Compensation From Registrant

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Talcott Resolution Distribution Company, Inc.	N/A	N/A	N/A	$13,804,634

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Talcott Resolution at 1 Griffin Road North, Windsor, CT 06095. Effective on or about September 1, 2023, principal business address will be located at 1 American Row, Hartford, CT 06103.

ITEM 33. MANAGEMENT SERVICES
All management contracts are discussed in Parts A and B of this Registration Statement.

ITEM 34. FEE REPRESENTATION
The Depositor represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Windsor, and State of Connecticut on April 26, 2023.

Talcott Resolution Life and Annuity Insurance Company
Separate Account Seven (Registrant)

By:	Talcott Resolution Life and Annuity Insurance Company
(Depositor)
By:	/s/ Robert R. Siracusa
Robert R. Siracusa
Interim Co-President, Chief Financial Officer, Director

Talcott Resolution Life and Annuity Insurance Company
(Depositor)

By:	/s/ Robert R. Siracusa
Robert R. Siracusa
Interim Co-President, Chief Financial Officer, Director

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Robert R. Siracusa, Interim Co-President, Chief Financial Officer, Director		/s/ Robert R. Siracusa
Matthew J. Poznar, Senior Vice President, Chief Investment Officer, Director*
Peter F. Sannizzaro, Director*	*By:	/s/ Christopher M. Grinnell
Christopher M. Grinnell, Attorney-in-Fact
	Date:	April 26, 2023

333-40410

		EXHIBIT INDEX
(h)	(7)	Exela Talcott MSA
(k)		Opinion and Consent of Christopher Grinnell, Associate General Counsel
(l)		Consents of Deloitte & Touche LLP.
(99)	(29)	Organizational Chart
(99)	(99)	Copy of Power of Attorney